UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
------------------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 663-4497
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Date of fiscal year end: 7/31

Date of reporting period: 1/31/14

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared eleven semiannual reports to shareholders for the period ended January 31, 2014. The first report applies to the Technical Opportunities Fund, the second report applies to the Global Income Fund (formally Global High Yield Fund), the third report applies to the Short Duration Credit Opportunities Fund, the fourth report applies to the Absolute Return Currency Fund (formally Currency Strategies Fund), the fifth report applies to the Fundamental All Cap Core Fund, the sixth report applies to the Fundamental Large Cap Core Fund, the seventh report applies to the Fundamental Large Cap Value Fund, the eighth report applies to the Diversified Strategies Fund, the ninth report applies to the China Emerging Leaders Fund, the tenth report applies to the Global Absolute Return Strategies Fund and the eleventh report applies to the International Growth Equity Fund.

John Hancock INVESTMENTS

John Hancock

Technical Opportunities Fund

Semiannual Report

1.31.14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	32.08	—	—	9.79	10.80	32.08	—	—	52.29

Class I2	39.39	—	—	11.44	16.73	39.39	—	—	62.90

Class NAV[2]	39.70	—	—	11.65	16.93	39.70	—	—	64.26

Index†	13.28	—	—	11.88	6.30	13.28	—	—	65.72

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net/Gross (%)	1.76	1.52	1.24

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI All Country World Index.

See the following page for footnotes.

6	Technical Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	8-3-09	$16,290	$16,290	$16,572

Class NAV[2]	8-3-09	16,426	16,426	16,572

MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 8-3-09.

2 For certain types of investors as described in the fund’s prospectuses.

Semiannual report | Technical Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,166.10	$9.34

Class I	1,000.00	1,167.30	7.81

Class NAV	1,000.00	1,169.30	6.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Technical Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,016.60	$8.69

Class I	1,000.00	1,018.00	7.27

Class NAV	1,000.00	1,019.10	6.16

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.71%, 1.43%, and 1.21% for Class A, Class I, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Technical Opportunities Fund	9

Portfolio summary

Top 10 Holdings (22.4% of Net Assets on 1-31-14)[1,2]

Regeneron Pharmaceuticals, Inc.	4.7%	Biogen Idec, Inc.	2.0%

Cubist Pharmaceuticals, Inc.	2.2%	LinkedIn Corp., Class A	2.0%

Alnylam Pharmaceuticals, Inc.	2.2%	Alkermes PLC	1.8%

Isis Pharmaceuticals, Inc.	2.1%	Facebook, Inc., Class A	1.7%

Gilead Sciences, Inc.	2.1%	Google, Inc., Class A	1.6%

Sector Composition[1,3]

Health Care	35.5%	Energy	3.3%

Information Technology	26.3%	Consumer Staples	0.9%

Financials	12.6%	Materials	0.3%

Industrials	10.0%	Short-Term Investments & Other	1.4%

Consumer Discretionary	9.7%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. The fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Frequent trading may increase fund transaction costs. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. The fund may invest in IPOs, which are frequently volatile in price and may lead to increased portfolio turnover. The fund can invest up to 100% of its assets in cash, which may cause the fund to not meet its investment objective. Please see the fund’s prospectuses for additional risks.

10	Technical Opportunities Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

	Shares	Value

Common Stocks 98.6%		$878,123,398

(Cost $715,900,235)

Consumer Discretionary 9.7%		86,118,164

Auto Components 0.2%

NGK Spark Plug Company, Ltd.	89,399	2,062,392

Hotels, Restaurants & Leisure 1.7%

Denny’s Corp. (I)	873,889	5,994,877

Galaxy Entertainment Group, Ltd. (I)	477,589	4,668,233

Sands China, Ltd.	609,083	4,685,117

Household Durables 0.2%

iRobot Corp. (I)(L)	55,673	1,967,484

Internet & Catalog Retail 5.5%

Amazon.com, Inc. (I)	17,674	6,339,487

Groupon, Inc. (I)	831,270	8,695,084

HomeAway, Inc. (I)	152,618	6,235,971

Netflix, Inc. (I)	16,799	6,876,335

Rakuten, Inc.	652,524	10,677,025

TripAdvisor, Inc. (I)	130,040	10,037,788

Media 1.4%

Dentsu, Inc.	123,176	4,831,760

DISH Network Corp., Class A (I)	128,589	7,249,848

Textiles, Apparel & Luxury Goods 0.7%

Michael Kors Holdings, Ltd. (I)	72,523	5,796,763

Consumer Staples 0.9%		7,909,499

Food & Staples Retailing 0.9%

Seven & I Holdings Company, Ltd.	200,652	7,909,499

Energy 3.3%		29,798,228

Energy Equipment & Services 0.7%

Oceaneering International, Inc.	92,380	6,295,697

Oil, Gas & Consumable Fuels 2.6%

Kodiak Oil & Gas Corp. (I)	617,235	6,548,863

Pioneer Natural Resources Company	60,617	10,263,670

Whiting Petroleum Corp. (I)	114,594	6,689,998

See notes to financial statements	Semiannual report | Technical Opportunities Fund	11

	Shares	Value
Financials 12.6%		$112,057,431

Capital Markets 2.1%

Daiwa Securities Group, Inc.	691,210	6,410,561

Evercore Partners, Inc., Class A	96,723	5,401,012

WisdomTree Investments, Inc. (I)	492,615	6,955,724

Commercial Banks 3.7%

East West Bancorp, Inc.	155,750	5,211,395

Mitsubishi UFJ Financial Group, Inc.	1,083,260	6,512,317

Mizuho Financial Group, Inc.	2,516,100	5,332,423

Regions Financial Corp.	516,841	5,256,273

SVB Financial Group (I)	52,176	5,855,712

Zions Bancorporation	178,100	5,120,375

Consumer Finance 0.4%

Hitachi Capital Corp.	145,197	3,614,175

Diversified Financial Services 4.2%

CME Group, Inc.	94,461	7,061,904

IntercontinentalExchange Group, Inc.	39,800	8,309,842

Japan Exchange Group, Inc.	445,179	10,755,670

ORIX Corp.	335,227	5,084,764

The NASDAQ OMX Group, Inc.	154,663	5,900,393

Insurance 0.5%

T&D Holdings, Inc.	354,900	4,324,151

Real Estate Management & Development 1.7%

Hulic Company, Ltd. (I)	480,900	6,092,234

Mitsui Fudosan Company, Ltd.	280,516	8,858,506

Health Care 35.5%		316,045,526

Biotechnology 26.5%

Alkermes PLC (I)	331,329	16,129,096

Alnylam Pharmaceuticals, Inc. (I)	229,313	19,184,326

Amgen, Inc.	110,498	13,143,737

Anacor Pharmaceuticals, Inc. (I)(L)	34,300	653,072

Biogen Idec, Inc. (I)	57,661	18,027,135

Celgene Corp. (I)	67,628	10,274,722

Cubist Pharmaceuticals, Inc. (I)	263,496	19,258,923

Dyax Corp. (I)	765,871	6,448,634

Gilead Sciences, Inc. (I)	229,515	18,510,385

Incyte Corp. (I)	201,455	13,199,332

Isis Pharmaceuticals, Inc. (I)	373,995	19,096,185

Keryx Biopharmaceuticals, Inc. (I)(L)	361,757	5,563,823

Medivation, Inc. (I)	137,811	10,969,756

Regeneron Pharmaceuticals, Inc. (I)	145,647	42,032,268

Seattle Genetics, Inc. (I)(L)	265,813	11,924,371

Vertex Pharmaceuticals, Inc. (I)	89,545	7,077,637

XOMA Corp. (I)	612,283	4,757,439

Health Care Equipment & Supplies 1.0%

Boston Scientific Corp. (I)	479,074	6,481,871

HeartWare International, Inc. (I)	17,891	1,774,966

12	Technical Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value

Health Care Providers & Services 1.6%

HCA Holdings, Inc. (I)	94,285	$4,739,707

LifePoint Hospitals, Inc. (I)	95,792	5,077,934

Universal Health Services, Inc., Class B	55,067	4,516,595

Pharmaceuticals 6.4%

Actavis PLC (I)	25,036	4,731,303

Bristol-Myers Squibb Company	163,898	8,189,983

Forest Laboratories, Inc. (I)	77,702	5,151,643

Jazz Pharmaceuticals PLC (I)	95,686	14,511,739

Ono Pharmaceutical Company, Ltd.	71,879	6,246,819

Pacira Pharmaceuticals, Inc. (I)(L)	109,384	7,496,086

Salix Pharmaceuticals, Ltd. (I)	88,413	8,606,121

Sino Biopharmaceutical, Ltd.	2,697,350	2,269,918

Industrials 10.0%		89,359,871

Aerospace & Defense 2.8%

Cubic Corp.	127,901	6,334,937

Rolls-Royce Holdings PLC	394,773	7,688,931

Safran SA	159,801	11,356,455

Airlines 0.7%

United Continental Holdings, Inc. (I)	126,929	5,818,425

Building Products 0.4%

Daikin Industries, Ltd.	69,262	3,972,853

Electrical Equipment 1.9%

Hubbell, Inc., Class B	80,166	9,357,777

Mitsubishi Electric Corp.	673,000	7,601,674

Machinery 2.6%

Kubota Corp.	373,807	5,753,365

Makita Corp.	55,300	2,877,165

NGK Insulators, Ltd.	116,000	1,955,989

SMC Corp.	29,196	7,312,229

WABCO Holdings, Inc. (I)	63,473	5,472,642

Trading Companies & Distributors 1.6%

Rexel SA	200,653	5,152,801

United Rentals, Inc. (I)	51,723	4,186,460

WESCO International, Inc. (I)	54,462	4,518,168

Information Technology 26.3%		234,055,585

Computers & Peripherals 2.5%

3D Systems Corp. (I)(L)	115,156	8,951,076

Stratasys, Ltd. (I)(L)	57,521	6,934,732

Western Digital Corp.	77,528	6,680,588

Electronic Equipment, Instruments & Components 2.3%

FARO Technologies, Inc. (I)	71,632	3,704,807

FEI Company	88,024	8,249,609

IPG Photonics Corp. (I)(L)	78,489	5,248,559

Trimble Navigation, Ltd. (I)	108,125	3,495,681

See notes to financial statements	Semiannual report | Technical Opportunities Fund	13

		Shares	Value

Internet Software & Services 11.8%

Cornerstone OnDemand, Inc. (I)		92,945	$5,302,512

Facebook, Inc., Class A (I)		246,464	15,421,252

Global Eagle Entertainment, Inc. (I)		133,189	2,132,356

Google, Inc., Class A (I)		12,301	14,527,112

Internet Initiative Japan, Inc. (I)		170,220	4,179,169

LinkedIn Corp., Class A (I)		81,103	17,454,177

OpenTable, Inc. (I)(L)		111,283	8,377,384

Pandora Media, Inc. (I)		337,677	12,180,009

Shutterstock, Inc. (I)(L)		80,187	6,463,874

Yahoo!, Inc. (I)		138,902	5,003,250

Yelp, Inc. (I)		122,959	9,338,736

Zillow, Inc., Class A (I)(L)		53,537	4,395,388

IT Services 3.0%

Cap Gemini SA		98,246	6,683,081

Digital Garage, Inc. (L)		331,644	8,861,458

Nomura Research Institute, Ltd.		231,925	7,622,426

Otsuka Corp.		31,500	3,736,258

Semiconductors & Semiconductor Equipment 0.8%

Synaptics, Inc. (I)(L)		120,956	7,058,992

Software 5.9%

Adobe Systems, Inc. (I)		120,598	7,138,196

Bottomline Technologies, Inc. (I)		128,903	4,462,622

Informatica Corp. (I)		124,806	5,037,170

Monitise PLC (I)		8,580,353	9,369,033

Pegasystems, Inc.		140,114	6,366,780

Salesforce.com, Inc. (I)		166,210	10,060,691

ServiceNow, Inc. (I)(L)		77,912	4,941,958

Tableau Software, Inc., Class A (I)		57,865	4,676,649

Materials 0.3%			2,779,094

Chemicals 0.3%

Asahi Kasei Corp.		367,266	2,779,094

	Yield (%)	Shares	Value

Securities Lending Collateral 7.5%			$66,868,681

(Cost $66,865,769)

John Hancock Collateral Investment Trust (W)	0.1428 (Y)	6,682,524	66,868,681

14	Technical Opportunities Fund | Semiannual report	See notes to financial statements

	Par value	Value

Short-Term Investments 0.5%		$4,300,000

(Cost $4,300,000)

Repurchase Agreement 0.5%		4,300,000
Bank of America Tri-Party Repurchase Agreement dated 1-31-14 at 0.020%
to be repurchased at $4,300,007 on 2-3-14, collateralized by $4,073,415
Federal National Mortgage Association 4.500% due 11-1-43 (valued at
$4,386,000, including interest)	$4,300,000	4,300,000

Total investments (Cost $787,066,004)† 106.6%		$949,292,079

Other assets and liabilities, net (6.6%)		($58,580,478)

Total net assets 100.0%		$890,711,601

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $788,423,499. Net unrealized appreciation aggregated $160,868,580 of which $169,737,654 related to appreciated investment securities and $8,869,074 related to depreciated investment securities.

The fund has the following country concentration as a percentage of net assets on 1-31-14:

United States	73.9%
Japan	16.3%
Ireland	3.4%
France	2.6%
United Kingdom	1.9%
Hong Kong	1.4%
Macau	0.5%

Total	100.0%

See notes to financial statements	Semiannual report | Technical Opportunities Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $720,200,235) including
$64,638,039 of securities loaned	$882,423,398
Investments in affiliated issuers, at value (Cost $66,865,769)	66,868,681

Total investments, at value (Cost $787,066,004)	949,292,079
Cash	80,111
Receivable for investments sold	16,351,742
Receivable for fund shares sold	1,530,085
Dividends and interest receivable	188,193
Receivable for securities lending income	64,611
Other receivables and prepaid expenses	24,130

Total assets	967,530,951

Liabilities

Payable for investments purchased	6,574,309
Payable for fund shares repurchased	3,215,605
Payable upon return of securities loaned	66,916,029
Payable to affiliates
Accounting and legal services fees	30,972
Transfer agent fees	19,733
Trustees’ fees	567
Other liabilities and accrued expenses	62,135

Total liabilities	76,819,350

Net assets	$890,711,601

Net assets consist of

Paid-in capital	$699,708,305
Accumulated net investment loss	(2,383,022)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	31,162,795
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	162,223,523

Net assets	$890,711,601

16	Technical Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($64,701,370 ÷ 4,631,678 shares)[1]	$13.97
Class I ($28,415,807 ÷ 1,997,668 shares)	$14.22
Class NAV ($797,594,425 ÷ 55,587,841 shares)	$14.35

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.71

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	17

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,306,367
Securities lending	375,368
Interest	5,514
Less foreign taxes withheld	(63,738)

Total investment income	2,623,511

Expenses

Investment management fees	4,659,021
Distribution and service fees	83,251
Accounting and legal services fees	51,926
Transfer agent fees	52,362
Trustees’ fees	3,540
State registration fees	20,126
Printing and postage	8,622
Professional fees	27,729
Custodian fees	95,864
Registration and filing fees	17,017
Other	7,030

Total expenses	5,026,488
Less expense reductions	(23,472)

Net expenses	5,003,016

Net investment loss	(2,379,505)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	71,717,003
Investments in affiliated issuers	(583)
Foreign currency transactions	7,857

71,724,277
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	53,426,999
Investments in affiliated issuers	(4,537)
Translation of assets and liabilities in foreign currencies	712

53,423,174

Net realized and unrealized gain	125,147,451

Increase in net assets from operations	$122,767,946

18	Technical Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13

Increase (decrease) in net assets

From operations
Net investment loss	($2,379,505)	($1,139,273)
Net realized gain	71,724,277	114,891,240
Change in net unrealized appreciation (depreciation)	53,423,174	61,324,427

Increase in net assets resulting from operations	122,767,946	175,076,394

Distributions to shareholders
From net realized gain
Class A	(5,373,130)	—
Class I	(2,431,447)	—
Class NAV	(69,367,006)	—

Total distributions	(77,171,583)	—

From fund share transactions	175,297,230	(5,916,914)

Total increase	220,893,593	169,159,480

Net assets

Beginning of period	669,818,008	500,658,528

End of period	$890,711,601	$669,818,008

Accumulated net investment loss	($2,383,022)	($3,517)

See notes to financial statements	Semiannual report | Technical Opportunities Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.15	$9.65	$11.33	$9.86	$10.00
Net investment loss[3]	(0.07)	(0.08)	(0.10)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	2.23	3.58	(1.17)	1.56	(0.01)
Total from investment operations	2.16	3.50	(1.27)	1.47	(0.14)
Less distributions
From net realized gain	(1.34)	—	(0.41)	—	—
Net asset value, end of period	$13.97	$13.15	$9.65	$11.33	$9.86
Total return (%)[4,5]	16.61[6]	36.27	(10.93)	14.91	(1.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$65	$45	$51	$125	$165
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[7]	1.78	1.88	1.90	1.87[7]
Expenses including reductions	1.71[7]	1.78	1.88	1.90	1.87[7]
Net investment loss	(1.05)[7]	(0.69)	(1.04)	(0.79)	(1.23)[7]
Portfolio turnover (%)	107	391	507	361	389

1 Six months ended 1-31-14. Unaudited.
2 Period from 8-3-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.35	$9.77	$11.42	$9.89	$10.00
Net investment loss[3]	(0.06)	(0.04)	(0.07)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	2.27	3.62	(1.17)	1.57	(0.02)
Total from investment operations	2.21	3.58	(1.24)	1.53	(0.11)
Less distributions
From net realized gain	(1.34)	—	(0.41)	—	—
Net asset value, end of period	$14.22	$13.35	$9.77	$11.42	$9.89
Total return (%)[4]	16.73[5]	36.64	(10.57)	15.47	(1.10)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$28	$18	$17	$63	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44[6]	1.48	1.55	1.49	1.52[6]
Expenses including reductions	1.43[6]	1.47	1.51	1.49	1.52[6]
Net investment loss	(0.78)[6]	(0.39)	(0.69)	(0.37)	(0.89)[6]
Portfolio turnover (%)	107	391	507	361	389

1 Six months ended 1-31-14. Unaudited.
2 Period from 8-3-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

20	Technical Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$13.44	$9.81	$11.45	$9.90	$10.00
Net investment loss[3]	(0.04)	(0.02)	(0.04)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	2.29	3.65	(1.19)	1.58	(0.03)
Total from investment operations	2.25	3.63	(1.23)	1.55	(0.10)
Less distributions
From net realized gain	(1.34)	—	(0.41)	—	—
Net asset value, end of period	$14.35	$13.44	$9.81	$11.45	$9.90
Total return (%)[4]	16.93[5]	37.00	(10.45)	15.66	(1.00)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$798	$606	$433	$535	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22[6]	1.24	1.32	1.37	1.39[6]
Expenses including reductions	1.21[6]	1.23	1.32	1.37	1.39[6]
Net investment loss	(0.55)[6]	(0.16)	(0.46)	(0.31)	(0.72)[6]
Portfolio turnover (%)	107	391	507	361	389

1 Six months ended 1-31-14. Unaudited.
2 Period from 8-3-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

22	Technical Opportunities Fund | Semiannual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$86,118,164	$59,193,637	$26,924,527	—
Consumer Staples	7,909,499	—	7,909,499	—
Energy	29,798,228	29,798,228	—	—
Financials	112,057,431	55,072,630	56,984,801	—
Health Care	316,045,526	307,528,789	8,516,737	—
Industrials	89,359,871	35,688,409	53,671,462	—
Information Technology	234,055,585	193,604,160	40,451,425	—
Materials	2,779,094	—	2,779,094	—
Securities Lending
Collateral	66,868,681	66,868,681	—	—
Short-Term Investments	4,300,000	—	4,300,000	—

Total Investments in
Securities	$949,292,079	$747,754,534	$201,537,545	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Semiannual report | Technical Opportunities Fund	23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

24	Technical Opportunities Fund | Semiannual report

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $267. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Semiannual report | Technical Opportunities Fund	25

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 1.20% of the first $250,000,000 of the fund’s average daily net assets and b) 1.15% of the fund’s average daily net assets in excess of $250,000,000.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimbursement expense for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Additionally, the Advisor has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, printing and postage, blue sky fees, taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund. The waivers are such that these expenses will not exceed 0.20% of average net assets.

The expense reductions described above amounted to $1,632, $692 and $21,148 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2014.

The investment management fees incurred for the six months ended January 31, 2014 were equivalent to a net annual effective rate of 1.16% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. As of January 31, 2014 there were no amounts eligible for recapture.

26	Technical Opportunities Fund | Semiannual report

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $52,549 for the six months ended January 31, 2014. Of this amount, $8,309 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $43,889 was paid as sales commissions to broker-dealers and $351 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended ended January 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other retail share classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Technical Opportunities Fund	27

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$83,251	$38,482	$9,769	$6,886
I	—	$13,880	$10,357	$1,736
Total	$83,251	$52,362	$20,126	$8,622

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and for the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14		Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,212,025	$16,952,162	665,826	$7,731,533
Distributions reinvested	389,040	5,325,964	—	—
Repurchased	(427,930)	(5,962,148)	(2,509,969)	(26,860,100)

Net increase (decrease)	1,173,135	$16,315,978	(1,844,143)	($19,128,567)

Class I shares

Sold	885,787	$12,661,813	625,607	$7,282,687
Distributions reinvested	166,347	2,318,883	—	—
Repurchased	(423,940)	(6,030,964)	(963,137)	(10,567,533)

Net increase (decrease)	628,194	$8,949,732	(337,530)	($3,284,846)

Class NAV shares

Sold	7,629,809	$110,624,702	7,047,702	$84,734,367
Distributions reinvested	4,937,153	69,367,006	—	—
Repurchased	(2,057,689)	(29,960,188)	(6,069,547)	(68,237,868)

Net increase	10,509,273	$150,031,520	978,155	$16,496,499

Total net increase (decrease)	12,310,602	$175,297,230	(1,203,518)	($5,916,914)

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $921,523,951 and $825,773,160, respectively, for the six months ended January 31, 2014.

28	Technical Opportunities Fund | Semiannual report

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2014, funds within the John Hancock funds complex held 89.0% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Alternative Asset Allocation	9.5%
John Hancock Lifestyle Aggressive Portfolio	15.0%
John Hancock Lifestyle Growth Portfolio	39.8%
John Hancock Lifestyle Balanced Portfolio	24.7%

Semiannual report | Technical Opportunities Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

30	Technical Opportunities Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	347SA 1/14
MF174950	3/14

A look at performance

Total returns for the period ended January 31, 2014

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception [2]	6-months	1-year	5-year	10-year	Since inception [2]	as of 1-31-14	as of 1-31-14

Class A	–3.98	—	—	3.30	–3.85	–3.98	—	—	14.80	3.00	2.68

Class I3	0.69	—	—	4.70	0.76	0.69	—	—	21.56	3.33	2.00

Class NAV[3]	0.97	—	—	4.90	0.95	0.97	—	—	22.56	3.61	3.61

Index†	1.78	—	—	3.90	1.66	1.78	—	—	17.63	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.50%. Sales charges are not applicable to Class I and Class NAV shares. Effective 2-3-14, the maximum Class A sales charges of the fund are being reduced to 2.5%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.21	0.90	0.75
Gross (%)	4.63	4.16	0.75

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays 1-5 Year U.S. Credit Index.

See the following page for footnotes.

6	Short Duration Credit Opportunities Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I3	11-2-09	$12,156	$12,156	$11,763

Class NAV[3]	11-2-09	12,256	12,256	11,763

Barclays 1-5 Year U.S. Credit Index includes investment-grade corporate and international dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effects of waivers and reimbursements.
2 From 11-2-09.
3 For certain types of investors as described in the fund’s prospectuses.

Semiannual report | Short Duration Credit Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,007.10	$6.12

Class I	1,000.00	1,007.60	4.55

Class NAV	1,000.00	1,009.50	3.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Short Duration Credit Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,019.10	$6.16

Class I	1,000.00	1,020.70	4.58

Class NAV	1,000.00	1021.50	3.77

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.21%, 0.90% and 0.74% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Short Duration Credit Opportunities Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	42.1%	U.S. Government Agency	1.9%

Term Loans	19.9%	Structured Notes	0.2%

Collateralized Mortgage Obligations	15.4%	Preferred Securities	0.2%

Foreign Government Obligations	13.0%	U.S. Government	0.1%

Asset Backed Securities	3.0%	Common Stocks	0.1%

Convertible Bonds	1.9%	Short-Term Investments & Other	2.2%

Quality Composition[1,2]

U.S. Government	0.1%	BB	13.7%

U.S. Government Agency	1.9%	B	19.4%

AAA	4.8%	CCC & Below	5.2%

AA	1.7%	Equity	0.3%

A	10.7%	Not Rated	4.9%

BBB	35.1%	Short-Term Investments & Other	2.2%

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and subject to early repayment risk, and their value may fluctuate in response to the market’s perception of issuer creditworthiness. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender. Please see the fund’s prospectuses for additional risks.

1 As a percentage of net assets on 1-31-14.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 1-31-14 and do not reflect subsequent downgrades or upgrades, if any.

10	Short Duration Credit Opportunities Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 42.1%			$510,820,435

(Cost $505,858,074)

Consumer Discretionary 6.5%			78,612,587

Auto Components 0.1%

The Goodyear Tire & Rubber Company	6.500	03-01-21	415,000	442,494

The Goodyear Tire & Rubber Company	7.000	05-15-22	190,000	206,625

Automobiles 0.7%

Chrysler Group LLC	8.000	06-15-19	465,000	506,269

Ford Motor Credit Company LLC	8.125	01-15-20	3,750,000	4,735,050

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	3,125,000	3,326,213

Diversified Consumer Services 0.1%

SSI Investments II, Ltd.	11.125	06-01-18	425,000	459,000

The ServiceMaster Company	7.000	08-15-20	175,000	177,188

The ServiceMaster Company	7.450	08-15-27	250,000	214,375

The ServiceMaster Company	8.000	02-15-20	324,000	335,340

Hotels, Restaurants & Leisure 0.7%

Hilton Worldwide Finance LLC (S)	5.625	10-15-21	625,000	646,875

Isle of Capri Casinos, Inc.	5.875	03-15-21	980,000	997,150

Landry’s, Inc. (S)	9.375	05-01-20	585,000	636,188

Marriott International, Inc.	3.000	03-01-19	3,250,000	3,327,623

MGM Resorts International	6.625	12-15-21	565,000	601,725

Pinnacle Entertainment, Inc.	8.750	05-15-20	325,000	355,875

PNK Finance Corp. (S)	6.375	08-01-21	975,000	999,375

RHP Hotel Properties LP	5.000	04-15-21	490,000	481,425

Household Durables 0.3%

Lennar Corp.	4.750	11-15-22	455,000	427,700

Newell Rubbermaid, Inc.	4.000	06-15-22	3,200,000	3,253,386

Media 3.7%

21st Century Fox America, Inc.	6.650	11-15-37	2,725,000	3,287,116

AMC Networks, Inc.	7.750	07-15-21	375,000	420,938

British Sky Broadcasting Group PLC (S)	3.125	11-26-22	3,275,000	3,121,917

Cablevision Systems Corp.	5.875	09-15-22	830,000	812,363

Cablevision Systems Corp.	8.000	04-15-20	440,000	493,900

CBS Corp.	4.850	07-01-42	3,425,000	3,244,636

CBS Outdoor Americas Capital LLC (S)	5.250	02-15-22	295,000	296,475

CCO Holdings LLC	6.625	01-31-22	645,000	674,025

Cequel Communications Holdings I LLC (S)	5.125	12-15-21	705,000	662,700

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Comcast Corp.	4.250	01-15-33	3,375,000	$3,232,059

DIRECTV Holdings LLC	6.000	08-15-40	3,100,000	3,180,479

Discovery Communications LLC	3.300	05-15-22	3,250,000	3,167,106

DISH DBS Corp.	5.000	03-15-23	1,570,000	1,471,875

Gannett Company, Inc. (S)	6.375	10-15-23	710,000	727,750

Gray Television, Inc.	7.500	10-01-20	585,000	624,488

Mediacom LLC	7.250	02-15-22	570,000	607,050

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	375,000	406,875

NBCUniversal Media LLC	4.375	04-01-21	1,725,000	1,859,440

Nexstar Broadcasting, Inc.	6.875	11-15-20	775,000	827,313

Omnicom Group, Inc.	3.625	05-01-22	3,150,000	3,144,443

Ono Finance II PLC (S)	10.875	07-15-19	440,000	490,600

Pearson Funding Five PLC (S)	3.250	05-08-23	1,525,000	1,420,021

Pearson Funding Four PLC (S)	3.750	05-08-22	1,675,000	1,645,786

Quebecor Media, Inc.	5.750	01-15-23	555,000	539,738

Sinclair Television Group, Inc.	6.125	10-01-22	555,000	560,550

The Interpublic Group of Companies, Inc.	4.000	03-15-22	3,250,000	3,216,730

Time Warner, Inc.	7.700	05-01-32	2,425,000	3,217,318

Unitymedia KabelBW GmbH	9.500	03-15-21	EUR 400,000	624,448

Univision Communications, Inc. (S)	7.875	11-01-20	445,000	489,500

Univision Communications, Inc. (S)	8.500	05-15-21	575,000	631,063

Multiline Retail 0.4%

Macy’s Retail Holdings, Inc.	3.875	01-15-22	4,400,000	4,489,844

Macy’s Retail Holdings, Inc.	6.900	04-01-29	175,000	211,498

The Bon-Ton Department Stores, Inc.	8.000	06-15-21	335,000	324,531

Specialty Retail 0.4%

Advance Auto Parts, Inc.	4.500	12-01-23	3,375,000	3,440,910

Outerwall, Inc.	6.000	03-15-19	610,000	629,063

Petco Holdings Inc., PIK (S)	8.500	10-15-17	350,000	357,000

Textiles, Apparel & Luxury Goods 0.1%

Hot Topic, Inc. (S)	9.250	06-15-21	300,000	318,000

Levi Strauss & Company	6.875	05-01-22	595,000	648,550

Quiksilver, Inc. (S)	7.875	08-01-18	330,000	358,050

Quiksilver, Inc.	10.000	08-01-20	300,000	338,250

The William Carter Company (S)	5.250	08-15-21	265,000	268,313

Consumer Staples 2.6%			31,367,772

Beverages 0.4%

Diageo Investment Corp.	2.875	05-11-22	1,625,000	1,584,616

SABMiller Holdings, Inc. (S)	3.750	01-15-22	3,050,000	3,125,991

Food & Staples Retailing 0.7%

Cencosud SA (S)	5.500	01-20-21	150,000	148,551

CVS Pass-Through Trust	6.036	12-10-28	2,639,061	2,951,660

Hawk Acquisition Sub, Inc. (S)	4.250	10-15-20	510,000	498,525

New Albertsons, Inc.	8.000	05-01-31	740,000	608,650

R&R PLC, PIK	9.250	05-15-18	EUR 525,000	731,079

The Kroger Company	5.150	08-01-43	3,250,000	3,320,766

12	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Food Products 0.6%

Boparan Finance PLC	9.750	04-30-18	EUR 225,000	$328,523

Chiquita Brands International, Inc. (S)	7.875	02-01-21	830,000	895,363

ConAgra Foods, Inc.	4.650	01-25-43	3,225,000	3,078,427

Del Monte Corp.	7.625	02-15-19	645,000	669,994

ESAL GmbH (S)	6.250	02-05-23	200,000	182,000

Mriya Agro Holding PLC (S)	9.450	04-19-18	71,000	57,510

Pilgrim’s Pride Corp.	7.875	12-15-18	330,000	357,638

Post Holdings, Inc.	7.375	02-15-22	695,000	739,306

Smithfield Foods, Inc.	6.625	08-15-22	610,000	642,025

Household Products 0.1%

Reynolds Group Issuer, Inc.	9.875	08-15-19	635,000	701,675

Spectrum Brands, Inc.	6.375	11-15-20	520,000	552,500

The Sun Products Corp. (S)	7.750	03-15-21	605,000	524,838

Personal Products 0.0%

Hypermarcas SA (S)	6.500	04-20-21	179,000	187,055

Tobacco 0.8%

Altria Group, Inc.	2.850	08-09-22	3,425,000	3,219,017

Lorillard Tobacco Company	6.875	05-01-20	2,650,000	3,119,283

Philip Morris International, Inc.	1.125	08-21-17	3,175,000	3,142,780

Energy 6.4%			77,931,622

Energy Equipment & Services 0.5%

GeoPark Latin America, Ltd.
Agencia en Chile (S)	7.500	02-11-20	200,000	206,000

Hornbeck Offshore Services, Inc.	5.000	03-01-21	300,000	291,750

Offshore Group Investment, Ltd.	7.125	04-01-23	780,000	780,000

Pacific Drilling SA (S)	5.375	06-01-20	560,000	558,600

Parker Drilling Company (S)	6.750	07-15-22	745,000	761,763

Transocean, Inc.	6.375	12-15-21	3,000,000	3,347,868

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	475,000	508,250

Oil, Gas & Consumable Fuels 5.9%

Access Midstream Partners LP	4.875	05-15-23	440,000	431,200

Adaro Indonesia PT	7.625	10-22-19	150,000	157,313

Anadarko Petroleum Corp.	6.375	09-15-17	2,650,000	3,044,951

Apache Corp.	4.750	04-15-43	3,200,000	3,196,371

Arch Coal, Inc.	7.250	06-15-21	710,000	537,825

Atlas Pipeline Partners LP	4.750	11-15-21	565,000	521,213

Bonanza Creek Energy, Inc.	6.750	04-15-21	720,000	752,400

BP Capital Markets PLC	2.750	05-10-23	5,175,000	4,804,020

Calumet Specialty Products Partners LP	7.625	01-15-22	455,000	481,163

Calumet Specialty Products Partners LP	9.625	08-01-20	280,000	317,800

Cloud Peak Energy Resources LLC	8.500	12-15-19	505,000	545,400

CONSOL Energy, Inc.	8.250	04-01-20	805,000	872,419

Cosan Luxembourg SA (S)	5.000	03-14-23	200,000	170,500

El Paso Pipeline Partners Operating
Company LLC	4.700	11-01-42	3,625,000	3,205,084

EP Energy LLC	6.875	05-01-19	385,000	414,356

EP Energy LLC	9.375	05-01-20	415,000	477,250

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

EQT Corp.	4.875	11-15-21	3,225,000	$3,407,551

Gazprom OAO (S)	4.950	02-06-28	214,000	184,040

Gazprom OAO	9.250	04-23-19	504,000	608,580

Halcon Resources Corp. (S)	9.750	07-15-20	480,000	497,400

Indo Energy Finance II BV (S)	6.375	01-24-23	300,000	240,000

Intergas Finance BV	6.375	05-14-17	269,000	288,839

KazMunayGas National Company (S)	4.400	04-30-23	2,152,000	1,952,940

KazMunayGas National Company	5.750	04-30-43	202,000	170,916

KazMunayGas National Company (S)	6.375	04-09-21	200,000	213,500

KazMunayGas National Company	6.375	04-09-21	350,000	373,625

KazMunayGas National Company	7.000	05-05-20	521,000	576,330

KazMunayGas National Company (S)	9.125	07-02-18	1,213,000	1,446,503

KazMunayGas National Company	11.750	01-23-15	215,000	234,995

Kinder Morgan Energy Partners LP	3.450	02-15-23	3,300,000	3,115,735

Kodiak Oil & Gas Corp.	5.500	01-15-21	325,000	323,375

Laredo Petroleum, Inc. (S)	5.625	01-15-22	365,000	363,175

Laredo Petroleum, Inc.	7.375	05-01-22	400,000	437,000

Linn Energy LLC	7.750	02-01-21	815,000	863,900

Marathon Petroleum Corp.	6.500	03-01-41	2,725,000	3,228,967

MEG Energy Corp. (S)	6.375	01-30-23	535,000	533,663

MEG Energy Corp. (S)	7.000	03-31-24	220,000	223,850

Midstates Petroleum Company, Inc.	10.750	10-01-20	575,000	622,438

Oasis Petroleum, Inc. (S)	6.875	03-15-22	400,000	424,000

Oasis Petroleum, Inc.	7.250	02-01-19	590,000	631,300

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	123,000	111,623

Peabody Energy Corp.	6.250	11-15-21	765,000	772,650

Pemex Project Funding Master Trust	6.625	06-15-35	376,000	393,063

Pertamina Persero PT	6.000	05-03-42	200,000	160,500

Petroleos de Venezuela SA	5.000	10-28-15	3,698,629	3,062,464

Petroleos de Venezuela SA	5.250	04-12-17	2,482,800	1,682,097

Petroleos de Venezuela SA	8.500	11-02-17	3,370,900	2,615,818

Petroleos Mexicanos (S)	7.650	11-24-21	MXN 5,250,000	397,397

Petronas Capital, Ltd.	7.875	05-22-22	959,000	1,233,553

Phillips 66	4.300	04-01-22	3,175,000	3,312,608

Pioneer Natural Resources Company	3.950	07-15-22	3,300,000	3,358,050

QEP Resources, Inc.	5.250	05-01-23	400,000	381,000

QEP Resources, Inc.	5.375	10-01-22	485,000	469,238

Sabine Pass Liquefaction LLC (S)	5.625	02-01-21	590,000	588,525

Samson Investment Company (S)	10.500	02-15-20	825,000	907,500

SandRidge Energy, Inc.	8.750	01-15-20	850,000	918,000

Sinopec Group Overseas Development
2012, Ltd.	3.900	05-17-22	200,000	195,153

Sinopec Group Overseas Development
2012, Ltd. (S)	4.875	05-17-42	200,000	190,218

Spectra Energy Partners LP	4.750	03-15-24	2,975,000	3,143,088

State Oil Company of the Azerbaijan Republic	4.750	03-13-23	952,000	892,500

State Oil Company of the Azerbaijan Republic	5.450	02-09-17	200,000	210,000

Tesoro Logistics LP (S)	5.875	10-01-20	350,000	358,750

14	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Tesoro Logistics LP	6.125	10-15-21	450,000	$462,375

Tullow Oil PLC (S)	6.000	11-01-20	75,000	76,688

Ultra Petroleum Corp. (S)	5.750	12-15-18	490,000	507,150

Venoco, Inc.	8.875	02-15-19	525,000	511,875

Williams Partners LP	4.500	11-15-23	3,400,000	3,451,061

Zhaikmunai LP (S)	7.125	11-13-19	214,000	222,560

Financials 12.3%			149,211,655

Capital Markets 0.8%

Morgan Stanley	4.875	11-01-22	4,575,000	4,758,096

The Goldman Sachs Group, Inc.	6.450	05-01-36	4,375,000	4,685,065

Commercial Banks 4.4%

Bancolombia SA	5.125	09-11-22	100,000	93,547

Bank of Nova Scotia	1.450	04-25-18	3,175,000	3,129,766

BPCE SA (S)	5.700	10-22-23	3,025,000	3,124,462

Brazil Loan Trust 1 (S)	5.477	07-24-23	1,093,953	1,085,748

CIT Group, Inc.	5.000	08-15-22	310,000	308,450

CIT Group, Inc.	5.250	03-15-18	520,000	553,800

Fifth Third Bancorp	3.625	01-25-16	3,200,000	3,363,539

HBOS PLC (S)	6.750	05-21-18	4,100,000	4,652,696

HSBC Holdings PLC	6.500	09-15-37	2,850,000	3,399,742

ICICI Bank, Ltd.	4.700	02-21-18	200,000	205,615

Intesa Sanpaolo SpA	3.125	01-15-16	4,400,000	4,488,717

LBG Capital No.1 PLC	6.439	05-23-20	EUR 400,000	570,500

Mizuho Corporate Bank, Ltd. (S)	2.950	10-17-22	3,500,000	3,348,219

PNC Bank NA	2.700	11-01-22	3,000,000	2,799,132

PNC Funding Corp.	3.300	03-08-22	1,975,000	1,975,041

Royal Bank of Scotland Group PLC	6.000	12-19-23	2,675,000	2,695,228

Russian Agricultural Bank OJSC	7.750	05-29-18	226,000	251,497

Santander Holdings USA, Inc.	3.000	09-24-15	3,225,000	3,336,256

Santander UK PLC (S)	5.000	11-07-23	2,000,000	2,022,654

Societe Generale SA (S)	5.750	04-20-16	3,325,000	3,604,091

Standard Chartered PLC (6.409% to 1-30-17,
then 3 month LIBOR + 1.510%) (Q)(S)	6.409	01-30-17	2,850,000	3,031,688

Turkiye Garanti Bankasi AS (S)	5.250	09-13-22	200,000	179,750

Turkiye Is Bankasi (S)	5.500	04-21-19	300,000	288,750

VTB Capital SA	6.875	05-29-18	234,000	253,890

Wells Fargo & Company	4.125	08-15-23	4,900,000	4,894,434

Consumer Finance 0.4%

Capital One Bank USA NA	3.375	02-15-23	550,000	524,990

Capital One Financial Corp.	6.150	09-01-16	3,635,000	4,077,409

Diversified Financial Services 3.3%

Aviation Capital Group Corp. (S)	6.750	04-06-21	2,925,000	3,211,571

Bank of America Corp.	4.125	01-22-24	5,750,000	5,813,497

Citigroup, Inc.	5.000	09-15-14	2,350,000	2,411,481

Citigroup, Inc.	5.500	02-15-17	4,875,000	5,421,020

Citigroup, Inc.	8.500	05-22-19	1,475,000	1,899,439

Countrywide Financial Corp.	6.250	05-15-16	1,325,000	1,464,707

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

Dubai Holding Commercial Operations
MTN, Ltd.	6.000	02-01-17	GBP 200,000	$343,164

European Bank for Reconstruction
& Development	7.200	06-08-16	IDR 780,000,000	62,349

European Investment Bank (Z)	Zero	12-31-18	ZAR 1,480,000	87,043

ING US, Inc.	2.900	02-15-18	3,275,000	3,379,289

Inter-American Development Bank (Z)	Zero	08-20-15	IDR 5,310,000,000	383,695

JPMorgan Chase & Company	6.000	01-15-18	2,700,000	3,112,987

Merrill Lynch & Company, Inc.	6.050	05-16-16	3,530,000	3,884,370

Provident Funding Associates LP (S)	6.750	06-15-21	200,000	197,500

Provident Funding Associates LP (S)	10.125	02-15-19	350,000	379,750

Rabobank Nederland NV	3.950	11-09-22	5,050,000	4,954,580

Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20	236,000	242,901

Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20	2,290,000	2,356,960

Insurance 1.9%

American Equity Investment Life
Holding Company	6.625	07-15-21	365,000	380,513

AXA SA	8.600	12-15-30	2,070,000	2,593,828

Boardwalk Pipelines LP	3.375	02-01-23	3,425,000	3,166,803

Burlington Northern Santa Fe LLC	4.400	03-15-42	3,315,000	3,132,519

Fairfax Financial Holdings, Ltd. (S)	5.800	05-15-21	2,925,000	3,030,054

Fidelity National Financial, Inc.	6.600	05-15-17	1,475,000	1,660,663

Genworth Financial, Inc.	7.625	09-24-21	2,575,000	3,104,858

Hartford Financial Services Group, Inc.	6.000	01-15-19	2,850,000	3,312,375

Reinsurance Group of America, Inc.	4.700	09-15-23	2,975,000	3,063,182

Real Estate Investment Trusts 1.5%

Boston Properties LP	3.850	02-01-23	3,150,000	3,145,382

Corporate Office Properties LP	3.600	05-15-23	2,650,000	2,459,266

DDR Corp.	7.875	09-01-20	2,600,000	3,236,350

Kimco Realty Corp.	4.300	02-01-18	2,975,000	3,220,411

Simon Property Group LP	3.375	03-15-22	1,450,000	1,449,514

WEA Finance LLC (S)	6.750	09-02-19	3,650,000	4,368,112

Real Estate Management & Development 0.0%

Kaisa Group Holdings, Ltd. (S)	8.875	03-19-18	250,000	250,000

Longfor Properties Company, Ltd.	6.875	10-18-19	200,000	196,250

Thrifts & Mortgage Finance 0.0%

Alfa Bank OJSC (S)	7.500	09-26-19	125,000	132,500

Health Care 2.4%			28,294,224

Health Care Equipment & Supplies 0.3%

Biomet, Inc.	6.500	08-01-20	915,000	975,619

Hologic, Inc.	6.250	08-01-20	450,000	469,688

Kinetic Concepts, Inc.	10.500	11-01-18	530,000	609,500

Kinetic Concepts, Inc.	12.500	11-01-19	575,000	649,750

Health Care Providers & Services 1.5%

Community Health Systems, Inc. (S)	6.875	02-01-22	465,000	476,625

Community Health Systems, Inc.	8.000	11-15-19	470,000	515,825

Envision Healthcare Corp.	8.125	06-01-19	374,000	402,050

16	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Health Care Providers & Services (continued)

Express Scripts Holding Company	4.750	11-15-21	2,975,000	$3,232,608

Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22	550,000	584,375

HCA Holdings, Inc.	7.750	05-15-21	440,000	482,900

HCA, Inc.	7.500	02-15-22	400,000	451,500

HealthSouth Corp.	8.125	02-15-20	375,000	408,750

Humana, Inc.	8.150	06-15-38	2,275,000	3,114,325

IASIS Healthcare LLC	8.375	05-15-19	660,000	704,550

LifePoint Hospitals, Inc. (S)	5.500	12-01-21	670,000	681,725

Prospect Medical Holdings, Inc. (S)	8.375	05-01-19	775,000	844,750

Tenet Healthcare Corp. (S)	6.000	10-01-20	330,000	347,325

Tenet Healthcare Corp.	8.125	04-01-22	455,000	496,519

United Surgical Partners International, Inc.	9.000	04-01-20	555,000	620,213

UnitedHealth Group, Inc.	3.950	10-15-42	450,000	404,505

UnitedHealth Group, Inc.	5.800	03-15-36	4,030,000	4,637,228

Life Sciences Tools & Services 0.3%

Thermo Fisher Scientific, Inc.	1.300	02-01-17	3,325,000	3,321,120

Pharmaceuticals 0.3%

AbbVie, Inc.	1.750	11-06-17	3,050,000	3,065,512

Valeant Pharmaceuticals International (S)	7.500	07-15-21	455,000	506,756

VPII Escrow Corp. (S)	6.750	08-15-18	265,000	290,506

Industrials 2.7%			33,054,837

Aerospace & Defense 0.5%

Erickson Air-Crane, Inc. (S)	8.250	05-01-20	519,000	538,463

L-3 Communications Corp.	4.750	07-15-20	2,925,000	3,113,110

Northrop Grumman Corp.	1.750	06-01-18	3,100,000	3,085,647

Air Freight & Logistics 0.3%

FedEx Corp.	2.625	08-01-22	2,675,000	2,513,898

FedEx Corp.	4.000	01-15-24	1,200,000	1,221,738

Park-Ohio Industries, Inc.	8.125	04-01-21	275,000	305,250

Building Products 0.3%

Cleaver-Brooks, Inc. (S)	8.750	12-15-19	520,000	572,000

Griffon Corp.	7.125	04-01-18	700,000	740,250

Owens Corning	7.000	12-01-36	1,600,000	1,789,400

Commercial Services & Supplies 0.1%

ACCO Brands Corp.	6.750	04-30-20	996,000	987,285

Clean Harbors, Inc.	5.250	08-01-20	460,000	469,200

TransUnion Holding Company, Inc.	9.625	06-15-18	170,000	181,900

Construction & Engineering 0.1%

MasTec, Inc.	4.875	03-15-23	650,000	612,625

Electrical Equipment 0.4%

ABB Finance USA, Inc.	2.875	05-08-22	3,375,000	3,291,199

Artesyn Escrow, Inc. (S)	9.750	10-15-20	505,000	523,938

CeramTec Group GmbH	8.250	08-15-21	EUR 425,000	619,351

Household Durables 0.0%

RSI Home Products, Inc. (S)	6.875	03-01-18	385,000	402,325

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Industrial Conglomerates 0.1%

Andrade Gutierrez International SA (S)	4.000	04-30-18	200,000	$190,000

KOC Holding AS (S)	3.500	04-24-20	250,000	210,938

Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06-30-21	180,000	183,960

Odebrecht Finance, Ltd. (S)	5.125	06-26-22	100,000	95,250

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10-01-22	196,920	200,858

Machinery 0.0%

Xerium Technologies, Inc.	8.875	06-15-18	350,000	371,000

Road & Rail 0.3%

Canadian National Railway Company	2.850	12-15-21	3,150,000	3,121,552

Trading Companies & Distributors 0.6%

Aircastle, Ltd.	6.750	04-15-17	500,000	559,375

American Builders & Contractors Supply
Company, Inc. (S)	5.625	04-15-21	345,000	348,450

GATX Corp.	2.500	03-15-19	2,350,000	2,356,538

HD Supply, Inc.	7.500	07-15-20	510,000	544,425

International Lease Finance Corp. (S)	6.500	09-01-14	2,925,000	3,012,750

International Lease Finance Corp.	8.250	12-15-20	501,000	590,662

WESCO Distribution, Inc. (S)	5.375	12-15-21	300,000	301,500

Information Technology 1.8%			22,011,844

Communications Equipment 0.1%

Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20	400,000	410,000

CommScope, Inc. (S)	8.250	01-15-19	393,000	426,896

Computers & Peripherals 0.4%

Apple, Inc.	2.400	05-03-23	4,975,000	4,560,896

NCR Corp.	5.000	07-15-22	575,000	560,625

Electronic Equipment, Instruments & Components 0.0%

CPI International, Inc.	8.000	02-15-18	465,000	488,250

Internet Software & Services 0.3%

Baidu, Inc.	3.250	08-06-18	3,200,000	3,237,267

IT Services 0.0%

iGATE Corp.	9.000	05-01-16	355,000	375,413

Semiconductors & Semiconductor Equipment 0.5%

Altera Corp.	1.750	05-15-17	4,750,000	4,780,277

Amkor Technology, Inc.	6.375	10-01-22	745,000	761,763

Magnachip Semiconductor Corp.	6.625	07-15-21	505,000	518,256

STATS ChipPAC, Ltd. (S)	4.500	03-20-18	125,000	123,438

Software 0.5%

BMC Software Finance, Inc. (S)	8.125	07-15-21	460,000	474,950

First Data Corp. (S)	7.375	06-15-19	225,000	240,188

First Data Corp.	12.625	01-15-21	450,000	524,250

Infor US, Inc.	11.500	07-15-18	630,000	727,650

Nuance Communications, Inc. (S)	5.375	08-15-20	500,000	488,750

Oracle Corp.	2.375	01-15-19	3,250,000	3,312,975

18	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Materials 3.0%			$36,480,996

Chemicals 1.1%

Cabot Corp.	3.700	07-15-22	3,425,000	3,352,061

Chemtura Corp.	5.750	07-15-21	1,070,000	1,091,400

INEOS Finance PLC (S)	8.375	02-15-19	180,000	198,450

LyondellBasell Industries NV	6.000	11-15-21	3,300,000	3,840,352

SPCM SA (S)	6.000	01-15-22	625,000	660,938

The Mosaic Company	4.250	11-15-23	3,125,000	3,132,416

Trinseo Materials Operating SCA (S)	8.750	02-01-19	950,000	971,375

Construction Materials 0.1%

Cementos Pacasmayo SAA (S)	4.500	02-08-23	200,000	179,000

Cemex Finance LLC (S)	9.375	10-12-22	200,000	223,000

Cemex SAB de CV (S)	9.500	06-15-18	200,000	224,500

Containers & Packaging 0.3%

ARD Finance SA, PIK (S)	11.125	06-01-18	436,044	465,477

Ardagh Packaging Finance PLC	9.250	10-15-20	EUR 550,000	807,952

Cascades, Inc.	7.750	12-15-17	450,000	468,563

Packaging Corp. of America	4.500	11-01-23	1,650,000	1,702,792

Sealed Air Corp. (S)	8.375	09-15-21	645,000	736,913

Metals & Mining 1.4%

Aperam (S)	7.375	04-01-16	275,000	285,313

Aperam (S)	7.750	04-01-18	250,000	260,625

ArcelorMittal	6.750	02-25-22	915,000	987,056

Cia Minera Milpo SAA (S)	4.625	03-28-23	200,000	176,750

Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22	2,682,000	2,469,543

Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42	200,000	163,587

Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23	602,000	612,291

Corporacion Nacional del Cobre de Chile	6.150	10-24-36	803,000	855,348

Freeport-McMoran Copper & Gold, Inc.	3.875	03-15-23	3,300,000	3,163,938

Fresnillo PLC (S)	5.500	11-13-23	200,000	194,000

Metalloinvest Finance, Ltd. (S)	6.500	07-21-16	203,000	211,628

Newmont Mining Corp.	6.250	10-01-39	3,450,000	3,198,443

Samarco Mineracao SA (S)	4.125	11-01-22	200,000	174,750

Severstal OAO (S)	5.900	10-17-22	200,000	191,000

Southern Copper Corp.	5.250	11-08-42	73,000	58,766

Vale Overseas, Ltd.	5.625	09-15-19	2,950,000	3,210,031

Vedanta Resources PLC (S)	6.000	01-31-19	205,000	194,238

Vedanta Resources PLC (S)	8.250	06-07-21	204,000	204,000

Paper & Forest Products 0.1%

Louisiana-Pacific Corp.	7.500	06-01-20	600,000	664,500

Mercer International, Inc.	9.500	12-01-17	500,000	545,000

Norbord, Inc. (S)	5.375	12-01-20	605,000	605,000

Telecommunication Services 2.3%			28,245,826

Diversified Telecommunication Services 1.4%

CenturyLink, Inc.	5.800	03-15-22	590,000	581,150

CenturyLink, Inc.	6.750	12-01-23	225,000	227,813

Cincinnati Bell, Inc.	8.375	10-15-20	460,000	496,225

Cincinnati Bell, Inc.	8.750	03-15-18	470,000	492,325

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Telecommunication Services (continued)

CyrusOne LP	6.375	11-15-22	690,000	$712,425

Frontier Communications Corp.	9.000	08-15-31	1,004,000	1,004,000

Indosat Palapa Company BV	7.375	07-29-20	50,000	54,250

Intelsat Jackson Holdings SA	7.250	04-01-19	380,000	408,500

Level 3 Financing, Inc.	7.000	06-01-20	725,000	770,313

Mobile Challenger Intermediate Group SA, PIK	8.750	03-15-19	EUR 400,000	559,710

T-Mobile USA, Inc.	6.125	01-15-22	130,000	132,925

T-Mobile USA, Inc.	6.731	04-28-22	535,000	561,750

Telefonica Emisiones SAU	3.192	04-27-18	2,725,000	2,806,584

Telefonica Emisiones SAU	6.421	06-20-16	1,900,000	2,119,608

UPC Holding BV	6.375	09-15-22	EUR 850,000	1,172,188

Verizon Communications, Inc.	4.500	09-15-20	1,650,000	1,778,715

Verizon Communications, Inc.	6.400	09-15-33	1,650,000	1,937,224

Wind Acquisition Finance SA (S)	6.500	04-30-20	410,000	446,900

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	106,125	109,839

Windstream Corp.	7.500	04-01-23	835,000	835,000

Wireless Telecommunication Services 0.9%

America Movil SAB de CV	3.125	07-16-22	3,100,000	2,875,603

Cricket Communications, Inc.	7.750	10-15-20	430,000	488,050

Crown Castle International Corp.	5.250	01-15-23	235,000	232,944

Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR 450,000	666,089

Millicom International Cellular SA (S)	6.625	10-15-21	275,000	276,790

Rogers Communications, Inc.	5.450	10-01-43	4,550,000	4,815,756

Sprint Capital Corp.	8.750	03-15-32	1,250,000	1,353,125

Sprint Corp. (S)	7.125	06-15-24	230,000	231,150

VimpelCom Holdings BV (S)	5.200	02-13-19	100,000	98,875

Utilities 2.1%			25,609,072

Electric Utilities 1.0%

Centrais Eletricas Brasileiras SA	5.750	10-27-21	200,000	189,000

Edison Mission Energy (H)	7.000	05-15-17	1,275,000	984,938

Emgesa SA ESP (S)	8.750	01-25-21	COP 176,000,000	90,230

Emgesa SA ESP	8.750	01-25-21	COP 129,000,000	66,134

Georgia Power Company	4.300	03-15-42	4,725,000	4,469,103

Oncor Electric Delivery Company LLC	4.100	06-01-22	3,250,000	3,373,081

PPL Energy Supply LLC	4.600	12-15-21	3,400,000	3,377,815

Gas Utilities 0.0%

Empresa de Energia de Bogota SA (S)	6.125	11-10-21	200,000	207,000

Independent Power Producers & Energy Traders 0.6%

AES Corp.	7.375	07-01-21	375,000	415,313

Calpine Corp. (S)	7.500	02-15-21	179,000	195,558

Calpine Corp. (S)	7.875	01-15-23	188,000	207,270

Empresas Publicas de Medellin ESP (S)	8.375	02-01-21	COP 220,000,000	110,681

Empresas Publicas de Medellin ESP	8.375	02-01-21	COP 48,000,000	24,149

Exelon Generation Company LLC	4.250	06-15-22	3,150,000	3,106,395

GenOn Energy, Inc.	9.500	10-15-18	1,315,000	1,413,625

Listrindo Capital BV (S)	6.950	02-21-19	200,000	204,500

NRG Energy, Inc. (S)	6.250	07-15-22	455,000	456,138

NRG Energy, Inc.	8.500	06-15-19	400,000	425,000

20	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Multi-Utilities 0.5%

DTE Energy Company	3.850	12-01-23	3,025,000	$3,067,072

MidAmerican Energy Holdings Company	5.750	04-01-18	2,800,000	3,226,070

U.S. Government & Agency Obligations 2.0%			$24,263,960

(Cost $24,165,379)

U.S. Government 0.1%				1,509,962

U.S. Treasury Note	2.125	08-31-20	1,500,000	1,509,962

U.S. Government Agency 1.9%			22,753,998

Federal Home Loan Mortgage Corp.
Freddie Mac Pool (P)	2.375	11-01-36	425,572	445,679
Freddie Mac Pool (P)	2.545	07-01-38	1,774,676	1,873,377
Freddie Mac Pool (P)	3.531	01-01-37	328,842	343,225

Federal National Mortgage Association
Fannie Mae Pool (P)	2.377	04-01-37	1,581,975	1,680,848
Fannie Mae Pool (P)	2.396	11-01-35	363,647	386,375
Fannie Mae Pool (P)	2.783	12-01-42	397,765	403,480
Fannie Mae Pool (C)	3.000	TBA	1,725,000	1,673,924
Fannie Mae Pool (P)	3.134	01-01-37	220,914	233,118
Fannie Mae Pool (P)	3.243	10-01-38	583,814	611,520
Fannie Mae Pool (C)	3.500	TBA	900,000	946,582
Fannie Mae Pool (C)	3.500	TBA	2,075,000	2,100,127
Fannie Mae Pool (C)	4.000	TBA	2,550,000	2,664,650
Fannie Mae Pool	4.000	08-01-25	421,378	450,528
Fannie Mae Pool (C)	4.500	TBA	3,300,000	3,530,485
Fannie Mae Pool (C)	5.000	TBA	1,750,000	1,908,320
Fannie Mae Pool	5.000	01-01-16	407,872	436,359
Fannie Mae Pool	5.000	01-01-19	3,816	4,082
Fannie Mae Pool (C)	5.500	TBA	1,800,000	1,979,719
Fannie Mae Pool	6.500	01-01-37	600,445	673,016

Government National Mortgage Association
Ginnie Mae Pool	6.000	08-15-35	366,042	408,584

Foreign Government Obligations 13.0%			$157,856,731

(Cost $173,889,620)

Argentina 0.0%				242,873

Republic of Argentina
Note, Step Coupon	2.500	12-31-38	689,000	242,873

Brazil 1.7%				20,305,459

Federative Republic of Brazil
Bill (Z)	Zero	01-01-16	BRL 1,115,000	367,910
Bill (Z)	Zero	01-01-17	BRL 2,244,000	650,799
Bond	2.625	01-05-23	5,044,000	4,297,488
Bond	4.250	01-07-25	3,305,000	3,085,218
Bond	7.125	01-20-37	782,000	875,840
Bond	8.250	01-20-34	644,000	805,000
Note	5.875	01-15-19	377,000	418,470
Note	10.000	01-01-17	BRL 1,519,000	591,775
Note	10.000	01-01-21	BRL 7,097,000	2,553,414
Note	10.000	01-01-23	BRL 19,108,000	6,659,545

Colombia 0.7%				8,137,388

Bogota Distrito Capital
Note	9.750	07-26-28	COP 2,465,000,000	1,373,286

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Colombia (continued)

Republic of Colombia
Bond	4.000	02-26-24	321,000	$305,753
Bond	4.375	07-12-21	1,231,000	1,249,465
Bond	7.375	03-18-19	360,000	428,850
Bond	7.375	09-18-37	1,478,000	1,777,295
Bond	7.750	04-14-21	COP 681,000,000	364,835
Bond	8.125	05-21-24	476,000	602,140
Bond	9.850	06-28-27	COP 2,135,000,000	1,284,013
Bond	12.000	10-22-15	COP 1,361,000,000	751,751

Croatia 0.4%				4,703,135

Republic of Croatia
Bond	5.500	04-04-23	1,236,000	1,177,290
Bond	6.000	01-26-24	450,000	437,175
Bond (S)	6.000	01-26-24	1,610,000	1,564,115
Bond	6.375	03-24-21	1,200,000	1,242,000
Bond (S)	6.375	03-24-21	273,000	282,555

Dominican Republic 0.2%				2,928,323

Government of Dominican Republic
Bond (S)	5.875	04-18-24	278,000	265,490
Bond	7.500	05-06-21	2,413,000	2,633,186
Bond	9.040	01-23-18	27,106	29,647

El Salvador 0.1%				1,663,928

Republic of El Salvador
Bond (S)	7.375	12-01-19	180,000	191,025
Bond	7.650	06-15-35	1,347,000	1,279,650
Bond	8.250	04-10-32	189,000	193,253

Ghana 0.1%				983,120

Republic of Ghana
Bond	7.875	08-07-23	432,000	401,760
Bond	8.500	10-04-17	559,000	581,360

Hungary 0.3%				3,853,717

Republic of Hungary
Bond	4.125	02-19-18	154,000	153,808
Bond	4.375	07-04-17	EUR 158,000	221,346
Bond	5.000	03-30-16	GBP 37,000	62,521
Bond	5.500	12-22-16	HUF 12,980,000	57,649
Bond	5.500	12-20-18	HUF 42,290,000	184,555
Bond	5.750	11-22-23	256,000	252,480
Bond	6.000	11-24-23	HUF 18,370,000	78,635
Bond	6.250	01-29-20	664,000	710,480
Bond	6.375	03-29-21	1,230,000	1,309,950
Bond	6.500	06-24-19	HUF 9,200,000	41,846
Bond	6.750	11-24-17	HUF 30,010,000	137,804
Bond	7.000	06-24-22	HUF 104,060,000	475,163
Bond	7.625	03-29-41	158,000	167,480

Indonesia 1.3%				15,847,174

Republic of Indonesia
Bond (S)	3.375	04-15-23	1,984,000	1,696,320
Bond	4.875	05-05-21	1,083,000	1,068,109
Bond	5.375	10-17-23	3,299,000	3,282,505
Bond	5.625	05-15-23	IDR 3,564,000,000	231,038
Bond	5.875	03-13-20	104,000	109,720
Bond	6.125	05-15-28	IDR 1,090,000,000	66,953
Bond	6.625	05-15-33	IDR 2,700,000,000	163,636
Bond	7.000	05-15-22	IDR 17,340,000,000	1,269,612

22	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Indonesia (continued)

Bond	7.000	05-15-27	IDR 300,000,000	$20,049
Bond	7.750	01-17-38	598,000	665,275
Bond	7.875	04-15-19	IDR 5,790,000,000	465,903
Bond	8.250	06-15-32	IDR 1,500,000,000	108,415
Bond	8.375	03-15-24	IDR 28,762,000,000	2,290,831
Bond	8.500	10-12-35	1,575,000	1,878,188
Bond	9.000	03-15-29	IDR 12,581,000,000	991,004
Bond	11.000	09-15-25	IDR 210,000,000	19,220
Bond (S)	11.625	03-04-19	575,000	757,563
Bond	11.625	03-04-19	579,000	762,833

Iraq 0.1%				955,080

Republic of Iraq
Bond	5.800	01-15-28	1,137,000	955,080

Ivory Coast 0.1%				1,419,465

Republic of Ivory Coast
Bond	5.750	12-31-32	1,641,000	1,419,465

Malaysia 0.3%				4,395,630

Government of Malaysia
Bond	3.172	07-15-16	MYR 670,000	199,780
Bond	3.314	10-31-17	MYR 490,000	144,763
Bond	3.418	08-15-22	MYR 1,180,000	330,498
Bond	3.480	03-15-23	MYR 1,610,000	451,287
Bond	3.492	03-31-20	MYR 850,000	245,964
Bond	3.580	09-28-18	MYR 1,370,000	404,971
Bond	3.741	02-27-15	MYR 90,000	27,096
Bond	3.844	04-15-33	MYR 300,000	80,639
Bond	3.889	07-31-20	MYR 760,000	224,532
Bond	4.012	09-15-17	MYR 3,530,000	1,068,898
Bond	4.160	07-15-21	MYR 3,160,000	940,278
Bond	4.262	09-15-16	MYR 420,000	128,470
Bond	4.392	04-15-26	MYR 500,000	148,454

Mexico 1.2%				14,579,255

Government of Mexico
Bond	4.000	10-02-23	510,000	502,350
Bond	4.750	03-08-44	1,090,000	959,200
Bond	5.000	06-15-17	MXN 12,022,000	907,707
Bond	5.550	01-21-45	395,000	390,063
Bond	6.050	01-11-40	4,010,000	4,250,600
Bond	6.250	06-16-16	MXN 6,461,000	506,691
Bond	6.500	06-10-21	MXN 2,267,000	171,658
Bond	6.500	06-09-22	MXN 10,486,000	786,973
Bond	7.250	12-15-16	MXN 3,318,000	266,889
Bond	7.750	12-14-17	MXN 1,643,000	134,471
Bond	8.000	06-11-20	MXN 1,640,000	135,676
Bond	8.000	12-07-23	MXN 49,324,000	4,054,068
Bond	9.500	12-18-14	MXN 16,599,000	1,301,635
Bond	10.000	12-05-24	MXN 2,252,000	211,274

Morocco 0.0%				185,500

Kingdom of Morocco
Bond (S)	4.250	12-11-22	200,000	185,500

Netherlands 0.1%				776,985

Republic of Mozambique
Bond	6.305	09-11-20	831,000	776,985

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Nigeria 0.0%				$502,958

Federal Republic of Nigeria
Bond (S)	6.375	07-12-23	232,000	236,686
Bond	6.375	07-12-23	261,000	266,272

Panama 0.2%				2,406,380

Republic of Panama
Bond	5.200	01-30-20	972,000	1,055,592
Bond	6.700	01-26-36	231,000	258,143
Bond	8.875	09-30-27	99,000	132,165
Bond	9.375	04-01-29	696,000	960,480

Peru 0.3%				3,497,030

Republic of Peru
Bond	5.200	09-12-23	PEN 610,000	200,740
Bond	5.625	11-18-50	271,000	268,968
Bond	6.850	02-12-42	PEN 170,000	54,481
Bond	6.900	08-12-37	PEN 140,000	45,799
Bond	6.950	08-12-31	PEN 240,000	80,383
Bond	7.125	03-30-19	250,000	298,125
Bond	7.350	07-21-25	275,000	342,375
Bond	7.840	08-12-20	PEN 260,000	102,517
Bond	8.200	08-12-26	PEN 300,000	121,187
Bond	8.750	11-21-33	1,411,000	1,982,455

Philippines 0.2%				2,201,760

Republic of Philippines
Bond	7.750	01-14-31	1,668,000	2,201,760

Poland 0.8%				9,504,748

Republic of Poland
Bond (Z)	Zero	01-25-16	PLN 4,300,000	1,281,269
Bond	2.500	07-25-18	PLN 1,270,000	376,729
Bond	3.000	08-24-16	PLN 2,871,725	950,257
Bond	3.750	04-25-18	PLN 5,690,000	1,784,443
Bond	4.000	01-22-24	739,000	724,220
Bond	4.750	10-25-16	PLN 1,390,000	455,146
Bond	4.750	04-25-17	PLN 2,240,000	731,980
Bond	5.000	04-25-16	PLN 270,000	88,701
Bond	5.125	04-21-21	1,204,000	1,309,952
Bond	5.250	10-25-17	PLN 570,000	188,975
Bond	5.750	10-25-21	PLN 400,000	136,307
Bond	6.250	10-24-15	PLN 340,000	113,434
Bond	6.375	07-15-19	1,164,000	1,363,335

Romania 0.1%				2,050,053

Government of Romania
Bond (S)	4.875	01-22-24	268,000	264,370
Bond	6.750	02-07-22	1,582,000	1,785,683

Russia 1.0%				12,364,343

Government of Russia
Bond (S)	4.875	09-16-23	1,000,000	1,002,500
Bond	6.400	05-27-20	RUB 14,410,000	377,151
Bond	6.800	12-11-19	RUB 8,620,000	232,840
Bond	7.000	11-24-21	RUB 4,780,000	126,737
Bond	7.000	01-25-23	RUB 19,040,000	500,497
Bond	7.350	01-20-16	RUB 4,230,000	121,957
Bond	7.500	02-27-19	RUB 7,060,000	198,732
Bond	7.500	03-31-30	5,493,613	6,325,895
Bond	7.600	04-14-21	RUB 56,700,000	1,569,447
Bond	7.600	07-20-22	RUB 24,850,000	680,426

24	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Russia (continued)

Bond	7.850	03-10-18	RUB 10,000,000	$284,561
Bond	12.750	06-24-28	560,000	943,600

Slovakia 0.1%				850,720

Republic of Slovakia Bond (S)	4.375	05-21-22	818,000	850,720

Slovenia 0.1%				716,174

Republic of Slovenia
Bond	5.850	05-10-23	703,000	716,174

South Africa 1.1%				13,206,566

Republic of South Africa
Bond	4.665	01-17-24	453,000	428,085
Bond	5.500	03-09-20	1,232,000	1,299,760
Bond	5.875	09-16-25	4,405,000	4,504,113
Bond	6.250	03-31-36	ZAR 5,090,000	327,072
Bond	6.750	03-31-21	ZAR 910,000	74,166
Bond	7.000	02-28-31	ZAR 12,370,000	893,503
Bond	7.250	01-15-20	ZAR 15,260,000	1,291,981
Bond	8.000	12-21-18	ZAR 30,890,000	2,748,589
Bond	8.250	09-15-17	ZAR 6,270,000	568,117
Bond	10.500	12-21-26	ZAR 5,790,000	581,944
Bond	13.500	09-15-15	ZAR 4,985,000	489,236

Thailand 0.2%				2,473,028

Kingdom of Thailand
Bond	1.200	07-14-21	THB 17,365,628	485,029
Bond	2.800	10-10-17	THB 8,530,000	256,359
Bond	3.250	06-16-17	THB 5,340,000	163,587
Bond	3.580	12-17-27	THB 4,850,000	137,955
Bond	3.625	06-16-23	THB 16,430,000	485,216
Bond	3.650	12-17-21	THB 31,500,000	944,882

Trinidad And Tobago 0.1%				750,870

Republic of Trinidad & Tobago
Bond (S)	4.375	01-16-24	729,000	750,870

Turkey 1.2%				14,202,437

Republic of Turkey
Bond	3.250	03-23-23	818,000	671,169
Bond	4.000	04-29-15	TRY 632,063	281,277
Bond	4.500	02-11-15	TRY 200,522	89,768
Bond	5.125	03-25-22	226,000	215,943
Bond	5.625	03-30-21	175,000	174,781
Bond	6.250	09-26-22	374,000	382,901
Bond	6.300	02-14-18	TRY 4,450,000	1,694,882
Bond	7.000	09-26-16	108,000	117,590
Bond	7.000	03-11-19	300,000	326,724
Bond	7.000	06-05-20	83,000	90,055
Bond	7.100	03-08-23	TRY 1,600,000	587,101
Bond	7.250	03-05-38	493,000	518,242
Bond	7.375	02-05-25	3,586,000	3,886,328
Bond	8.000	02-14-34	3,031,000	3,440,185
Bond	8.300	10-07-15	TRY 430,000	183,129
Bond	8.300	06-20-18	TRY 380,000	154,649
Bond	8.500	09-14-22	TRY 640,000	257,178
Bond	8.800	11-14-18	TRY 320,000	132,000
Bond	9.000	01-27-16	TRY 140,000	60,134
Bond	9.000	03-08-17	TRY 1,000,000	425,108
Bond	9.500	01-12-22	TRY 960,000	410,227
Bond	10.500	01-15-20	TRY 230,000	103,066

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Ukraine 0.4%				$4,505,614

Republic of Ukraine
Bond	4.950	10-13-15	EUR 507,000	617,326
Bond	6.580	11-21-16	544,000	490,753
Bond (S)	6.875	09-23-15	100,000	92,200
Bond (S)	7.800	11-28-22	539,000	455,455
Bond	9.250	07-24-17	3,048,000	2,849,880

Uruguay 0.1%				1,358,316

Republic of Uruguay
Bond	6.875	09-28-25	488,000	555,710
Bond	7.875	01-15-33	299,580	370,356
Bond	8.000	11-18-22	350,000	432,250

Venezuela 0.5%				6,288,702

Republic of Venezuela
Bond	5.750	02-26-16	1,573,000	1,266,265
Bond	6.000	12-09-20	161,000	93,783
Bond	8.250	10-13-24	1,063,200	637,920
Bond	11.750	10-21-26	2,523,000	1,885,943
Bond	11.950	08-05-31	575,000	425,500
Bond	12.750	08-23-22	2,066,900	1,689,691
Bond	13.625	08-15-18	320,000	289,600

Convertible Bonds 1.9%			$23,043,151

(Cost $22,096,875)

Consumer Discretionary 0.2%				2,852,598

Auto Components 0.1%

TRW Automotive, Inc.	3.500	12-01-15	414,000	1,045,609

Hotels, Restaurants & Leisure 0.0%

Home Inns & Hotels Management, Inc.	2.000	12-15-15	98,000	93,100

Household Durables 0.1%

The Ryland Group, Inc.	0.250	06-01-19	1,797,000	1,713,889

Energy 0.3%				3,836,872

Energy Equipment & Services 0.3%

Hornbeck Offshore Services, Inc.	1.500	09-01-19	2,936,000	3,249,785

Oil, Gas & Consumable Fuels 0.0%

Stone Energy Corp.	1.750	03-01-17	549,000	587,087

Industrials 0.3%				3,813,096

Aerospace & Defense 0.2%

Triumph Group, Inc.	2.625	10-01-26	766,000	1,939,416

Machinery 0.1%

Altra Holdings, Inc.	2.750	03-01-31	806,000	1,044,778

Greenbrier Companies, Inc.	3.500	04-01-18	653,000	828,902

Information Technology 0.8%				9,660,273

Communications Equipment 0.4%

Ciena Corp.	0.875	06-15-17	674,000	688,323

Ciena Corp. (S)	4.000	03-15-15	1,352,000	1,731,405

Comtech Telecommunications Corp.	3.000	05-01-29	2,253,000	2,319,182

Computers & Peripherals 0.1%

Sandisk Corp. (S)	0.500	10-15-20	1,000,000	998,750

26	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Semiconductors & Semiconductor Equipment 0.1%

Intel Corp.	2.950	12-15-35	1,071,000	$1,185,463

Software 0.2%

NetSuite, Inc. (S)	0.250	06-01-18	803,000	900,364

Nuance Communications, Inc.	2.750	11-01-31	1,853,000	1,836,786

Materials 0.3%				2,880,312

Metals & Mining 0.3%

RTI International Metals, Inc.	1.625	10-15-19	494,000	503,571

RTI International Metals, Inc.	3.000	12-01-15	2,183,000	2,376,741

Structured Notes (K) 0.2%			$2,033,863

(Cost $2,706,745)

Colombia 0.1%				1,197,333

Republic of Colombia (Citigroup Funding, Inc.)
Note (S)	7.000	05-04-22	COP 1,640,000,000	806,295
Note (S)	11.000	07-27-20	COP 250,000,000	150,133

Republic of Colombia (JPMorgan Chase
& Company)
Note (S)	7.000	05-04-22	COP 490,000,000	240,905

Indonesia 0.1%				836,530

Republic of Indonesia (Deutsche Bank AG)
Note (S)	5.625	05-15-23	IDR 1,000,000,000	64,889
Note (S)	7.000	05-15-22	IDR 1,400,000,000	102,552

Republic of Indonesia (JPMorgan Chase
& Company)
Note (S)	5.625	05-15-23	IDR 4,000,000,000	259,554
Note (S)	6.625	05-15-33	IDR 1,000,000,000	60,476
Note	8.250	06-15-32	IDR 4,820,000,000	349,059

Term Loans (M) 19.9%			$241,739,139

(Cost $241,224,829)

Consumer Discretionary 4.8%			57,993,517

Auto Components 0.4%

Allison Transmission, Inc.	3.750	08-23-19	3,077,054	3,083,787

The Goodyear Tire & Rubber Company	4.750	04-30-19	2,250,000	2,273,204

Hotels, Restaurants & Leisure 1.0%

Caesars Entertainment Operating
Company, Inc.	5.489	01-26-18	3,270,514	3,141,738

CCM Merger, Inc.	5.000	03-01-17	1,324,034	1,337,274

CityCenter Holdings LLC	5.000	10-16-20	1,746,000	1,765,279

Hilton Worldwide Finance LLC	3.750	10-26-20	2,616,358	2,633,294

Scientific Games International, Inc.	4.250	10-18-20	2,908,000	2,918,384

Household Durables 0.6%

Alliance Laundry Systems LLC	4.250	12-10-18	2,138,188	2,151,552

Jarden Corp.	2.910	09-30-20	1,645,875	1,653,762

Norcraft Companies LP	5.250	11-12-20	2,759,000	2,779,693

Media 2.6%

Advantage Sales & Marketing LLC	4.250	12-18-17	2,320,656	2,335,643

Advantage Sales & Marketing LLC	8.250	06-18-18	786,000	796,808

AMC Entertainment, Inc.	3.500	04-30-20	1,219,783	1,222,634

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	27

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Atlantic Broadband Penn LLC	3.250	12-02-19	1,155,375	$1,153,931

CBS Outdoor Americas Capital LLC (T)	TBD	01-31-21	1,000,000	1,003,333

Cumulus Media, Inc.	4.250	12-23-20	2,679,265	2,704,022

Hubbard Broadcasting, Inc.	4.500	04-29-19	2,884,014	2,893,027

LIN Television Corp.	4.000	12-21-18	965,319	969,663

Media General, Inc.	4.250	07-31-20	3,617,000	3,646,345

Mission Broadcasting, Inc.	3.750	10-01-20	799,149	801,133

Nexstar Broadcasting, Inc.	3.750	10-01-20	906,247	908,497

Tribune Company	4.000	12-27-20	5,405,000	5,395,990

Univision Communications, Inc.	4.000	03-01-20	2,094,847	2,104,885

Univision Communications, Inc.	4.000	03-02-20	2,472,810	2,481,569

UPC Financing Partnership	4.000	01-29-21	1,900,000	1,911,083

Virgin Media Investment Holdings, Ltd.	3.500	06-08-20	1,565,000	1,568,326

Multiline Retail 0.2%

Hudson’s Bay Company	4.750	11-04-20	2,327,000	2,358,661

Consumer Staples 2.1%			25,375,061

Diversified Financial Services 0.2%

Pinnacle Foods Finance LLC	3.250	04-29-20	1,921,480	1,921,780

Food & Staples Retailing 0.3%

AdvancePierre Foods, Inc.	5.750	07-10-17	2,167,350	2,168,254

Rite Aid Corp.	4.875	06-21-21	1,198,000	1,217,468

Food Products 0.7%

Del Monte Corp.	4.000	03-08-18	2,660,494	2,671,136

Del Monte Foods Company (T)	TBD	11-06-20	2,208,000	2,209,380

Del Monte Foods Company (T)	TBD	04-11-21	1,104,000	1,115,960

HJ Heinz Company	3.500	06-05-20	2,895,450	2,922,745

Household Products 0.6%

Reynolds Group Holdings, Inc.	4.000	12-03-18	2,316,600	2,342,300

Spectrum Brands Holdings, Inc.	3.000	09-07-17	954,756	956,972

Spectrum Brands Holdings, Inc.	3.500	09-04-19	593,513	595,367

The Sun Products Corp.	5.500	03-23-20	3,439,013	3,262,763

Personal Products 0.3%

Revlon Consumer Products Corp.	4.000	11-20-17	2,563,819	2,584,650

Revlon Consumer Products Corp.	4.000	08-19-19	1,400,000	1,406,286

Energy 1.3%			16,516,785

Energy Equipment & Services 0.4%

Offshore Group Investment, Ltd.	5.000	10-25-17	3,344,894	3,359,528

Pacific Drilling SA	4.500	06-04-18	2,264,620	2,288,399

Oil, Gas & Consumable Fuels 0.9%

Arch Coal, Inc.	6.250	05-16-18	2,977,057	2,946,223

EP Energy LLC	3.500	05-24-18	1,954,000	1,958,535

EXCO Resources, Inc.	5.000	08-19-19	3,951,145	3,951,145

Samson Investment Company	5.000	09-25-18	1,995,000	2,012,955

Financials 1.3%			16,222,853

Capital Markets 0.2%

Sequa Corp.	5.250	06-19-17	2,947,074	2,898,447

28	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services 0.4%

HB Acquisition Corp.	6.750	04-09-20	1,488,000	$1,543,800

Husky Injection Molding Systems, Ltd.	4.250	06-29-18	1,060,000	1,066,330

Ocwen Loan Servicing LLC	5.000	02-15-18	1,104,443	1,114,107

Springleaf Financial Funding Company	4.750	09-25-19	1,175,000	1,188,219

Insurance 0.2%

CNO Financial Group, Inc.	3.750	09-20-18	2,656,424	2,661,957

Real Estate Investment Trusts 0.3%

iStar Financial, Inc.	4.500	10-16-17	3,401,124	3,413,028

Real Estate Management & Development 0.2%

Realogy Corp.	4.500	03-05-20	2,322,450	2,336,965

Health Care 2.6%			31,948,745

Health Care Equipment & Supplies 0.6%

Air Medical Group Holdings, Inc.	5.000	06-30-18	2,457,449	2,465,129

Brand Energy & Infrastructure Services, Inc.	4.750	11-26-20	1,176,392	1,182,601

Kinetic Concepts, Inc.	4.000	05-04-18	3,882,604	3,912,388

Health Care Providers & Services 1.0%

CHS/Community Health Systems, Inc.	4.250	01-27-21	1,670,000	1,686,999

DaVita HealthCare Partners, Inc.	4.000	11-01-19	1,217,700	1,226,315

DaVita HealthCare Partners, Inc.	4.500	10-20-16	2,166,234	2,177,065

Golden Gate National Senior Care LLC	5.000	05-04-18	1,583,247	1,553,561

IASIS Healthcare LLC	4.500	05-03-18	2,639,441	2,659,237

US Renal Care, Inc.	4.250	07-03-19	2,285,080	2,302,218

Life Sciences Tools & Services 0.1%

Patheon, Inc. (T)	TBD	01-09-21	1,663,000	1,659,140

Pharmaceuticals 0.9%

Jazz Pharmaceuticals, Inc.	3.250	06-12-18	1,250,000	1,254,298

Pharmaceutical Product Development, Inc.	4.000	12-05-18	2,265,125	2,276,435

Salix Pharmaceuticals, Ltd.	4.250	01-02-20	1,301,000	1,315,962

Surgical Care Affiliates, Inc.	4.250	06-29-18	2,692,369	2,699,099

Valeant Pharmaceuticals International, Inc.	4.500	08-05-20	3,545,063	3,578,298

Industrials 1.7%			20,314,843

Aerospace & Defense 0.3%

Accudyne Industries Borrower SCA	4.000	12-13-19	3,902,115	3,916,748

Building Products 0.3%

Air Distribution Technologies, Inc.	4.250	11-09-18	3,138,359	3,157,974

Commercial Services & Supplies 0.4%

ADS Waste Holdings, Inc.	4.250	10-09-19	1,160,686	1,165,220

ARAMARK Corp.	4.000	09-09-19	2,450,000	2,462,226

Garda World Security Corp.	3.000	11-08-20	375,097	377,066

Garda World Security Corp.	4.000	11-06-20	1,466,288	1,473,986

Construction & Engineering 0.3%

Rexnord LLC	4.000	08-21-20	3,453,529	3,468,876

Hotels, Restaurants & Leisure 0.2%

Four Seasons Holdings, Inc.	3.500	06-27-20	1,862,333	1,872,808

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	29

		Maturity
	Rate (%)	date	Par value^	Value
Marine 0.2%

Drillships Financing Holding, Inc.	5.500	07-15-16	2,399,940	$2,419,939

Information Technology 2.3%			27,451,164

Communications Equipment 0.5%

Alcatel-Lucent USA, Inc.	5.750	01-30-19	3,902,664	3,936,812

Avaya, Inc. (T)	TBD	10-26-17	1,654,784	1,614,105

Electronic Equipment, Instruments & Components 0.3%

Dell International LLC	4.500	04-29-20	4,057,830	4,037,119

Internet Software & Services 0.2%

SkillSoft Corp.	5.000	05-26-17	2,043,893	2,055,815

Semiconductors & Semiconductor Equipment 0.4%

Freescale Semiconductor, Inc.	5.000	02-28-20	3,384,927	3,413,841

Freescale Semiconductor, Inc.	5.000	01-15-21	723,188	731,775

NXP BV	4.500	03-03-17	896,242	906,605

Software 0.9%

BMC Software Finance, Inc.	5.000	09-10-20	4,034,000	4,036,243

First Data Corp.	4.158	03-23-18	3,281,632	3,288,606

Infor US, Inc.	3.750	06-03-20	3,422,221	3,430,243

Materials 1.4%			16,544,631

Chemicals 1.2%

Chemtura Corp.	3.500	08-27-16	768,923	773,248

INEOS US Finance LLC	4.000	05-04-18	2,795,495	2,808,973

MacDermid, Inc.	4.000	06-08-20	1,559,093	1,568,837

OXEA Sarl	4.250	01-15-20	2,982,525	3,008,622

OXEA Sarl	8.250	07-15-20	1,106,000	1,128,120

Tronox Pigments BV	4.500	03-19-20	1,217,880	1,231,073

US Coatings Acquisition, Inc.	4.750	02-01-20	3,281,332	3,303,481

Containers & Packaging 0.1%

Ardagh Packaging Finance SA	4.250	12-17-19	1,600,000	1,610,000

Metals & Mining 0.1%

FMG Resources August 2006 Pty, Ltd.	4.250	06-28-19	1,100,243	1,112,277

Telecommunication Services 1.3%			16,103,931

Diversified Telecommunication Services 0.7%

Consolidated Communications, Inc.	4.250	12-23-20	776,000	782,790

Intelsat Jackson Holdings SA	3.750	06-30-19	2,215,116	2,229,515

Level 3 Financing, Inc.	4.000	01-15-20	2,914,000	2,931,484

Syniverse Holdings, Inc.	4.000	04-23-19	2,711,509	2,721,677

Internet Software & Services 0.2%

Fibertech Networks LLC	4.500	12-18-19	2,262,150	2,267,805

Wireless Telecommunication Services 0.4%

Cricket Communications, Inc.	4.750	10-10-19	1,158,300	1,160,231

Cricket Communications, Inc.	4.750	03-09-20	1,827,815	1,829,773

LTS Buyer LLC	4.000	04-13-20	2,176,575	2,180,656

30	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Utilities 1.1%			$13,267,609

Electric Utilities 0.8%

La Frontera Generation LLC	4.500	09-30-20	2,023,327	2,040,399

Texas Competitive Electric Holdings
Company LLC	4.729	10-10-17	10,548,544	7,325,584

Independent Power Producers & Energy Traders 0.3%

Calpine Corp.	4.000	04-02-18	2,017,163	2,031,571

Dynegy, Inc.	4.000	04-23-20	1,862,295	1,870,055

Collateralized Mortgage Obligations 15.4%			$187,427,944

(Cost $174,315,315)

Commercial & Residential 15.3%			186,451,753

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03-13-31	1,272,532	1,326,452

American General Mortgage Loan Trust
Series 2010-1A, Class A2 (P)(S)	5.650	03-25-58	7,000,000	7,152,775

American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.838	02-25-47	5,184,705	3,201,229

BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04-13-29	2,653,393	2,680,559

BCAP LLC Trust
Series 2009, Class 7A1 (P)(S)	5.856	08-26-36	1,430,552	1,477,296
Series 2011, Class 21A5 (P)(S)	2.834	06-26-34	2,469,607	2,504,120
Series 2012-RR9, Class 2A5 (P)(S)	0.336	08-26-46	3,296,864	3,235,935

BCRR Trust
Series 2009-1, Class 2A1 (P)(S)	5.858	07-17-40	8,286,620	8,862,980

Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11-25-36	3,365,234	3,473,042
Series 2010-8, Class 6A6 (S)	4.500	12-25-36	3,411,582	3,590,089
Series 2012-1, Class 1A1 (P)(S)	0.528	06-25-35	3,779,576	3,624,326
Series 2013-2, Class 3A1 (P)(S)	0.338	04-25-37	5,295,691	4,964,467
Series 2013-2, Class 5A1 (P)(S)	0.298	07-25-36	1,357,320	1,268,323

Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12-10-46	2,075,000	2,002,609
Series 2007-C9, Class A4 (P)	5.800	12-10-49	2,475,000	2,799,151
Series 2013-THL, Class A2 (P)(S)	1.213	06-08-30	5,175,000	5,170,700
Series 2006-FL12, Class B (P)(S)	0.330	12-15-20	7,018,983	6,922,781

Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.408	02-25-36	2,530,605	2,125,481
Series 2004-25, Class 1A1 (P)	0.488	02-25-35	3,654,960	3,424,109
Series 2004-25, Class 2A1 (P)	0.498	02-25-35	5,123,753	4,544,676

Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P)(S)	3.924	06-25-50	2,450,000	2,429,244
Series 2010-20R, Class 5A6 (P)(S)	3.500	09-27-35	2,278,310	2,302,016

CSMC
Series 2010-RR5, Class 1A (P)(S)	5.467	12-16-43	3,197,783	3,477,711

Deutsche ALT-A Securities, Inc. Alternate
Loan Trust
Series 2007-OA2, Class A1 (P)	0.904	04-25-47	2,496,550	2,159,131

First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.222	02-25-36	2,611,263	1,943,673

FREMF Mortgage Trust
Series 2011-K701, Class C (P)(S)	4.286	07-25-48	6,125,000	6,155,435

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	31

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.806	08-10-45	5,325,000	$5,535,423

HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.357	05-19-47	3,780,752	3,184,985

Hilton USA Trust
Series 2013-HLF, Class BFL (P)(S)	1.668	11-05-30	5,075,000	5,076,157

IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (P)	2.597	01-25-36	1,385,577	1,292,928

IndyMac INDX Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.798	07-25-45	2,938,614	2,667,392

Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P)(S)	2.561	05-26-37	1,401,043	1,400,290
Series 2009-R9, Class 1A1 (P)(S)	2.403	08-26-46	1,183,858	1,192,472

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP9, Class AJ	5.411	05-15-47	2,800,000	2,393,824
Series 2010-C1, Class A1 (S)	3.853	06-15-43	2,628,286	2,715,272

JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P)(S)	5.750	07-26-37	288,253	298,797
Series 2011-2 , Class 1A3 (P)(S)	0.808	08-26-37	2,132,405	2,163,606

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09-15-39	526,000	574,677

Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.878	03-25-47	771,020	669,383

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-4, Class A (P)	0.280	12-12-49	471,336	470,131

ML-CFC Commercial Mortgage Trust
Series 2007-8, Class AMA (P)	5.894	08-12-49	3,800,000	3,888,354

Morgan Stanley Re-REMIC Trust
Series 2011-KEYA, Class 1A (S)	4.250	12-19-40	2,355,137	2,360,396

MortgageIT Trust
Series 2004-2, Class A1 (P)	0.898	12-25-34	2,066,343	2,026,304

Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P)(S)	2.560	03-26-36	2,794,443	2,795,890

OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07-15-45	2,500,000	2,748,190

RBS Commercial Funding, Inc. Trust
Series 2013-GSP, Class A (P)(S)	3.834	01-13-32	4,250,000	4,313,657

RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P)(S)	0.308	08-26-36	3,144,691	2,891,075
Series 2012-6, Class 4A1 (P)(S)	0.495	01-26-36	4,211,193	3,824,677
Series 2012-6, Class 6A1 (P)(S)	0.498	11-26-35	4,725,466	4,267,432
Series 2013-1, Class 4A1 (P)(S)	0.335	01-26-37	2,077,833	1,861,763

Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	0.407	07-19-35	2,388,695	2,373,524
Series 2005-AR6, Class 2A1 (P)	0.468	09-25-45	3,770,177	3,205,883

WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.478	08-25-45	3,901,962	3,652,748
Series 2005-AR1, Class A1A (P)	0.478	01-25-45	1,743,467	1,710,664
Series 2005-AR13, Class A1A1 (P)	0.448	10-25-45	3,701,408	3,516,657
Series 2005-AR6, Class 2A1A (P)	0.388	04-25-45	4,863,281	4,542,884
Series 2005-AR8, Class 1A (P)	0.428	07-25-45	4,316,731	3,999,179
Series 2005-AR9, Class A1A (P)	0.478	07-25-45	2,177,796	2,061,098

32	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

WaMu Mortgage Pass-Through Certificates
Series 2005-AR19, Class A1A1 (P)	0.428	12-25-45	4,449,874	$4,149,441

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.629	06-25-35	1,346,821	1,381,255
Series 2005-AR4, Class 2A2 (P)	2.671	04-25-35	2,383,007	2,427,035

U.S. Government Agency 0.1%				976,191

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04-15-28	112,909	114,526
Freddie Mac Series 3829 IO	4.500	08-15-39	6,308,925	861,665

Asset Backed Securities 3.0%			$36,051,542

(Cost $35,596,834)

Cabela’s Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09-17-18	3,000,000	3,078,525

Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.268	07-25-36	4,498,234	4,369,049

GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.338	02-25-36	2,822,543	2,655,558

Invitation Homes Trust
Series 2013-SFR1, Class A (P)(S)	1.309	12-17-30	4,069,162	4,071,750

Long Beach Mortgage Loan Trust
Series 2005-WL2, Class M1 (P)	0.628	08-25-35	2,777,987	2,688,033

Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M2 (P)	0.953	01-25-35	3,298,872	2,904,109

RAAC Series Trust
Series 2006-SP2, Class A3 (P)	0.428	02-25-36	3,458,504	3,334,078

SLC Student Loan Trust
Series 2010-B, Class A1 (P)(S)	4.000	07-15-42	1,427,237	1,511,646

SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.678	03-25-26	3,341,639	3,344,162
Series 2012-C, Class A1 (P)(S)	1.260	08-15-23	1,110,186	1,116,305

Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.458	11-25-35	1,068,046	1,053,947

Structured Asset Securities Corp.
Series 2007-BC3, Class 2A1 (P)	0.218	05-25-47	1,415,200	1,394,128
Series 2008-BC4, Class A3 (P)	0.408	11-25-37	2,748,680	2,668,168

TAL Advantage LLC
Series 2011-1A, Class A (S)	4.600	01-20-26	1,855,000	1,862,084

			Shares	Value
Common Stocks 0.1%				$985,294

(Cost $1,829,471)

Energy 0.1%				830,590

Energy Equipment & Services 0.1%

Subsea 7 SA			28,612	525,602

Oil, Gas & Consumable Fuels 0.0%

Apache Corp.			3,800	304,988

Industrials 0.0%				4

Air Freight & Logistics 0.0%

General Maritime Corp. (I)			417	4

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	33

		Shares	Value
Materials 0.0%			$154,700

Paper & Forest Products 0.0%

NewPage Group, Inc. (I)		1,300	154,700

Preferred Securities 0.2%			$2,010,096

(Cost $2,016,604)

Consumer Staples 0.0%			261,251

Food Products 0.0%

Post Holdings, Inc., 2.500% (S)		2,455	261,251

Energy 0.2%			1,748,845

Oil, Gas & Consumable Fuels 0.2%

SandRidge Energy, Inc., 8.500%		17,230	1,748,845

	Yield (%)	Shares	Value
Short-Term Investments 3.0%			$37,190,532

(Cost $37,190,532)

Money Market Funds 3.0%			37,049,064
State Street Institutional Liquid Reserves Fund	0.0587 (Y)	37,049,064	37,049,064

		Par value	Value
Repurchase Agreement 0.0%			141,468

Repurchase Agreement with State Street Corp.,
dated 1-31-14 at 0.000% to be repurchased
at $141,468 on 2-3-14, collateralized
by $155,000 Federal National Mortgage
Association, 2.080% due 11-2-22 (valued at
$144,925, including interest)		$141,468	141,468

Total investments (Cost $1,220,890,278)† 100.8%		$1,223,422,687

Other assets and liabilities, net (0.8%)			($9,468,995)

Total net assets 100.0%		$1,213,953,692

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real	MYR	Malaysian Ringgit
COP	Colombian Peso	PEN	Peruvian Nuevo Sol
EUR	Euro	PLN	Polish Zloty
GBP	Pound Sterling	RUB	Russian Ruble
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
MXN	Mexican Peso	ZAR	South African Rand

34	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

Notes to Portfolio of Investments

IO Interest-Only Security— (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBA To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery basis.

(H) Non-income producing— Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $228,001,877 or 18.8% of the fund’s net assets as of 1-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,224,946,247. Net unrealized depreciation aggregated $1,523,560, of which $28,237,143 related to appreciated investment securities and $29,760,703 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-14:

United States	73.1%
United Kingdom	2.5%
Canada	2.2%
Brazil	2.0%
Luxembourg	1.7%
Mexico	1.5%
Indonesia	1.4%
Turkey	1.2%
Venezuela	1.1%
South Africa	1.1%
Other Countries	12.2%

Total	100.0%

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	35

FINANCIAL  STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,220,890,278)	$1,223,422,687
Foreign currency, at value (Cost $56,535)	44,397
Cash held at broker for futures contracts	4,789,367
Cash segregated at custodian for swap contracts	1,245,000
Receivable for exchange cleared swaps	1,163,026
Receivable for investments sold	25,075,500
Receivable for delayed delivery securities sold	15,418,085
Receivable for fund shares sold	238,553
Receivable for forward foreign currency exchange contracts	405,357
Dividends and interest receivable	10,923,248
Receivable due from advisor	1,060
Other receivables and prepaid expenses	27,134

Total assets	1,282,753,414

Liabilities

Due to custodian	238,702
Payable for investments purchased	36,782,642
Payable for delayed delivery securities purchased	30,019,031
Payable for forward foreign currency exchange contracts	83,121
Payable for fund shares repurchased	3,198
Swap contracts, at value (includes net unamortized upfront amounts
paid/received of $2,254,612)	751,575
Payable for futures variation margin	785,883
Distributions payable	654
Payable to affiliates
Accounting and legal services fees	43,699
Transfer agent fees	1,749
Trustees’ fees	1,441
Other liabilities and accrued expenses	88,027

Total liabilities	68,799,722

Net assets	$1,213,953,692

Net assets consist of

Paid-in capital	$1,221,875,919
Accumulated distributions in excess of net investment income	(668,712)
Accumulated net realized gain (loss) on investments, futures contracts,
foreign currency transactions and swap agreements	(4,905,927)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and
swap agreements	(2,347,588)

Net assets	$1,213,953,692

36	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL  STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($7,604,829 ÷ 753,096 shares)[1]	$10.10
Class I ($2,897,253 ÷ 287,198 shares)	$10.09
Class NAV ($1,203,451,610 ÷ 119,124,989 shares)	$10.10

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.58

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced. Effective February 3, 2014, the maximum sales charge on Class A shares has been reduced to 2.5%.

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	37

FINANCIAL  STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$26,439,486
Dividends	76,724
Less foreign taxes withheld	(32,888)
Total investment income	26,483,322

Expenses

Investment management fees	4,142,386
Distribution and service fees	5,964
Accounting and legal services fees	76,988
Transfer agent fees	3,409
Trustees’ fees	6,166
State registration fees	20,836
Printing and postage	2,971
Professional fees	53,734
Custodian fees	124,365
Registration and filing fees	24,771
Other	10,514

Total expenses	4,472,104
Less expense reductions	(57,348)

Net expenses	4,414,756

Net investment income	22,068,566

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	593,160
Futures contracts	10,733,176
Swap contracts	(1,371,179)
Foreign currency transactions	(3,061,735)
6,893,422
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,069,827)
Futures contracts	(15,816,967)
Swap contracts	663,084
Translation of assets and liabilities in foreign currencies	(590,261)
(17,813,971)
Net realized and unrealized loss	(10,920,549)

Increase in net assets from operations	$11,148,017

38	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

FINANCIAL  STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13
Increase (decrease) in net assets

From operations
Net investment income	$22,068,566	$42,572,787
Net realized gain	6,893,422	9,672,379
Change in net unrealized appreciation (depreciation)	(17,813,971)	(9,637,854)

Increase in net assets resulting from operations	11,148,017	42,607,312

Distributions to shareholders
From net investment income
Class A	(63,308)	(7,298)
Class I	(19,722)	(7,645)
Class NAV	(21,712,302)	(40,597,558)
From net realized gain
Class A	(82,888)	—
Class I	(2,590)	—
Class NAV	(14,630,523)	—

Total distributions	(36,511,333)	(40,612,501)

From fund share transactions	81,212,332	86,514,756

Total increase	55,849,016	88,509,567

Net assets

Beginning of period	1,158,104,676	1,069,595,109

End of period	$1,213,953,692	$1,158,104,676

Accumulated distributions in excess of net
investment income	($668,712)	($941,946)

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	39

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.32	$10.30	$10.41	$10.25	$10.00
Net investment income[3]	0.17	0.36	0.38	0.39	0.25
Net realized and unrealized gain (loss) on investments	(0.09)	(0.01)	(0.05)	0.26	0.25
Total from investment operations	0.08	0.35	0.33	0.65	0.50
Less distributions
From net investment income	(0.17)	(0.33)	(0.39)	(0.46)	(0.25)
From net realized gain	(0.13)	—	(0.05)	(0.03)	—
Total distributions	(0.30)	(0.33)	(0.44)	(0.49)	(0.25)
Net asset value, end of period	$10.10	$10.32	$10.30	$10.41	$10.25
Total return (%)[4,5]	0.71[6]	3.41	3.27	6.37	5.06[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$2	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[8]	4.65	1.25	1.24	1.19[8]
Expenses including reductions	1.21[8]	1.21	1.25	1.24	1.19[8]
Net investment income	3.30[8]	3.58	3.81	3.75	3.26[8]
Portfolio turnover (%)	34	77	60	80	68

1 Six months ended 1-31-14. Unaudited
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

40	Short Duration Credit Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.32	$10.30	$10.41	$10.24	$10.00
Net investment income[3]	0.17	0.38	0.42	0.42	0.26
Net realized and unrealized gain (loss) on investments	(0.09)	—[4]	(0.06)	0.26	0.25
Total from investment operations	0.08	0.38	0.36	0.68	0.51
Less distributions
From net investment income	(0.18)	(0.36)	(0.42)	(0.48)	(0.27)
From net realized gain	(0.13)	—	(0.05)	(0.03)	—
Total distributions	(0.31)	(0.36)	(0.47)	(0.51)	(0.27)
Net asset value, end of period	$10.09	$10.32	$10.30	$10.41	$10.24
Total return (%)[5]	0.76[6]	3.73	3.64	6.70	5.18[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$1	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.84[8]	4.14	0.88[9]	0.95[9]	1.20[8]
Expenses including reductions	0.90[8]	0.90	0.88	0.95	0.95[8]
Net investment income	3.27[8]	3.76	4.16	4.01	3.48[8]
Portfolio turnover (%)	34	77	60	80	68

1 Six months ended 1-31-14. Unaudited
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS NAV SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.32	$10.30	$10.41	$10.24	$10.00
Net investment income[3]	0.19	0.40	0.43	0.44	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	—[4]	(0.05)	0.26	0.24
Total from investment operations	0.10	0.40	0.38	0.70	0.53
Less distributions
From net investment income	(0.19)	(0.38)	(0.44)	(0.50)	(0.29)
From net realized gain	(0.13)	—	(0.05)	(0.03)	—
Total distributions	(0.32)	(0.38)	(0.49)	(0.53)	(0.29)
Net asset value, end of period	$10.10	$10.32	$10.30	$10.41	$10.24
Total return (%)[5]	0.95[6]	3.88	3.78	6.92	5.32[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,203	$1,155	$1,070	$1,023	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[7]	0.75	0.75	0.77	0.78[7]
Expenses including reductions	0.74[7]	0.74	0.75	0.77	0.77[7]
Net investment income	3.73[7]	3.79	4.29	4.21	3.90[7]
Portfolio turnover (%)	34	77	60	80	68

1 Six months ended 1-31-14. Unaudited
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Short Duration Credit Opportunities Fund	41

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Short Duration Credit Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at

42	Short Duration Credit Opportunities Fund | Semiannual report

the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$510,820,435	—	$510,820,435	—
U.S. Government & Agency
Obligations	24,263,960	—	24,263,960	—
Foreign Government
Obligations	157,856,731	—	157,856,731	—
Convertible Bonds	23,043,151	—	23,043,151	—
Structured Notes	2,033,863	—	2,033,863	—
Term Loans	241,739,139	—	241,739,139	—
Collateralized Mortgage
Obligations	187,427,944	—	187,427,944	—
Asset Backed Securities	36,051,542	—	36,051,542	—
Common Stocks	985,294	$830,590	—	$154,704
Preferred Securities	2,010,096	—	2,010,096	—
Short-Term Investments	37,190,532	37,049,064	141,468	—

Total Investments in
Securities	$1,223,422,687	$37,879,654	$1,185,388,329	$154,704
Other Financial
Instruments:
Futures	($5,990,893)	($5,990,893)	—	—
Forward Foreign Currency
Contracts	$322,236	—	$322,236	—
Credit Default Swaps	($2,493,874)	—	($2,493,874)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that

Semiannual report | Short Duration Credit Opportunities Fund	43

the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Fund’s investments or in a schedule to the Fund’s investments (Sale Commitments Outstanding). At the time the fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest

44	Short Duration Credit Opportunities Fund | Semiannual report

receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $353. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Semiannual report | Short Duration Credit Opportunities Fund	45

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

46	Short Duration Credit Opportunities Fund | Semiannual report

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities as Cash segregated at custodian for swap contracts. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Receivable for exchange cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are listed in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund used futures contracts to manage duration of the portfolio. During the six months ended January 31, 2014, the fund held futures contracts with total values ranging from approximately $356.3 million to $398.8 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

Semiannual report | Short Duration Credit Opportunities Fund	47

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION			APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 2-Year	170	Long	Mar 2014	$37,437,830	$37,434,531	($3,299)
Note Futures
U.S. Treasury 5-Year	129	Long	Mar 2014	15,593,363	15,560,625	(32,738)
Note Futures
U.S. Treasury 10-Year	1,788	Short	Mar 2014	(222,106,870)	(224,841,000)	(2,734,130)
Note Futures
U.S. Treasury Long	873	Short	Mar 2014	(113,541,263)	(116,627,344)	(3,086,081)
Bond Futures
U.S. Treasury Ultra	30	Short	Mar 2014	(4,179,730)	(4,314,375)	(134,645)
Bond Futures
						($5,990,893)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency. During the six months ended January 31, 2014, the fund held forward foreign currency contracts with USD notional values ranging from approximately $69.1 million to $85.7 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

BRL	580,000	MXN	3,203,468	Citibank N.A.	2-4-14	$810	—	$810

CLP	39,100,000	USD	72,825	Citibank N.A.	2-13-14	—	($2,508)	(2,508)

GBP	221,538	USD	367,013	Citibank N.A.	3-14-14	—	(2,933)	(2,933)

HUF	30,915,000	USD	135,000	Citibank N.A.	3-3-14	—	(1,695)	(1,695)

MXN	3,258,846	BRL	580,000	Citibank N.A.	2-4-14	3,330	—	3,330

MYR	2,234,263	USD	680,000	Citibank N.A.	4-15-14	—	(15,105)	(15,105)

PEN	785,585	USD	279,418	Citibank N.A.	2-18-14	—	(2,121)	(2,121)

PHP	37,406,194	USD	849,549	Citibank N.A.	2-3-14	—	(24,170)	(24,170)

PHP	38,155,000	USD	842,646	Citibank N.A.	3-3-14	—	(1,115)	(1,115)

THB	9,009,900	USD	270,000	Citibank N.A.	4-9-14	2,022	—	2,022

TRY	1,228,953	USD	538,000	Citibank N.A.	2-28-14	1,879	—	1,879

USD	3,714,616	BRL	9,077,037	Citibank N.A.	3-6-14	—	(17,528)	(17,528)

USD	71,572	CLP	39,100,000	Citibank N.A.	2-13-14	1,253	—	1,253

48	Short Duration Credit Opportunities Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	2,838,702	COP	5,563,666,166	Citibank N.A.	2-21-14	$81,335	—	$81,335
USD	25,055,100	EUR	18,450,000	Citibank N.A.	2-13-14	171,594	—	171,594
USD	7,229,959	EUR	5,286,700	Citibank N.A.	3-14-14	99,755	—	99,755
USD	27,105,375	GBP	16,500,000	Citibank N.A.	2-21-14	—	($15,446)	(15,446)
USD	795,014	GBP	481,900	Citibank N.A.	3-14-14	3,050	—	3,050
USD	2,066,395	IDR	24,837,833,512	Citibank N.A.	2-21-14	38,024	—	38,024
USD	4,257	MXN	55,378	Citibank N.A.	2-4-14	116	—	116
USD	278,027	PEN	785,585	Citibank N.A.	2-18-14	729	—	729
USD	826,839	PHP	37,406,194	Citibank N.A.	2-3-14	1,460	—	1,460
USD	271,522	THB	9,009,900	Citibank N.A.	4-9-14	—	(500)	(500)

						$405,357	($83,121)	$322,236

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. During the six months ended January 31, 2014, the fund held credit default swap contracts with total USD notional amounts ranging from $112.6 million to $117.0 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2014 as a Buyer of protection.

Semiannual report | Short Duration Credit Opportunities Fund	49

					UNAMORTIZED	UNREALIZED
	REFERENCE	USD NOTIONAL	(PAY)/RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Centrally	CDX-	$117,000,000	1.000%	Dec 2018	($1,086,012)	($656,287)	($1,742,299)
Cleared Swap	NAIGS21V1-5Y

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended January 31, 2014 to take a long exposure to the reference credit indices. During the six months ended January 31, 2014, the fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $13.8 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2014 where the fund acted as a Seller of protection.

			IMPLIED			UNAMORTIZED	UNREALIZED
	REFERENCE	USD NOTIONAL	CREDIT	(PAY)/RECEIVED	MATURITY	UPFRONT	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	SPREAD	FIXED RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Citibank N.A.	CMBX NA AAA 4	$4,000,000	0.80%	0.350%	Feb 2051	($750,306)	$693,578	($56,728)
Citibank N.A.	CMBX NA A 4	4,000,000	2.65%	0.500%	Feb 2051	(391,175)	107,564	(283,611)
Citibank N.A.	CMBX NA A 4	1,150,000	2.65%	0.500%	Feb 2051	(280,409)	198,871	(81,538)
Citibank N.A.	CMBX NA AM 4	3,000,000	2.65%	0.500%	Feb 2051	(503,876)	291,168	(212,708)
Citibank N.A.	CMBX NA AM 4	1,650,000	2.65%	0.500%	Feb 2051	(328,846)	211,856	(116,990)

		$13,800,000				($2,254,612)	$1,503,037	($751,575)

50	Short Duration Credit Opportunities Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures	—	($5,990,893)†

Credit contracts	Swap contracts, at value	Credit default	—	(2,493,874)
		swaps^
Foreign currency	Receivable/Payable for	Foreign forward	$405,357	(83,121)
contracts	foreign currency	currency
	exchange contracts	contracts
Total			$405,357	($8,567,888)

† Reflects cumulative appreciation/depreciation on futures as disclosed above. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Receivable for exchange cleared swaps (variation margin for centrally cleared swaps) and swap contracts at value (appreciation/depreciation for OTC swaps) are shown separately on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

			FOREIGN
	FUTURES		CURRENCY
RISK	CONTRACTS	SWAP CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	$10,733,176	—	—	$10,733,176
contracts
Credit contracts	—	(1,371,179)	—	(1,371,179)
Foreign currency	—	—	(1,901,789)	(1,901,789)
contracts
Total	$10,733,176	($1,371,179)	($1,901,789)	$7,460,208

* Realized gain/loss associated with foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

			FOREIGN
	FUTURES		CURRENCY
RISK	CONTRACTS	SWAP CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	($15,816,967)	—	—	($15,816,967)
contracts
Credit contracts	—	$663,084	—	663,084
Foreign currency	—	—	($545,394)	(545,394)
contracts
Total	($15,816,967)	$663,084	($545,394)	($15,699,277)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on Statement of operations.

Semiannual report | Short Duration Credit Opportunities Fund	51

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250,000,000 of the fund’s average daily net assets, b) 0.700% of the next $500,000,000 of the fund’s average daily net assets and c) 0.675% of the fund’s average daily net assets in excess of $750,000,000. The Advisor has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for Class A and Class I shares excluding certain expenses such as taxes, brokerage commissions, interest expense, short dividend expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.21% and 0.90% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until November 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse other expenses of the fund excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expense, printing and postage, short dividend expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

52	Short Duration Credit Opportunities Fund | Semiannual report

The expense reductions described above amounted to $11,273, $11,567 and $34,508 for Class A, Class I and Class NAV shares for the six months ended January 31, 2014.

The investment management fees incurred for the six months ended January 31, 2014 were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	RECOVERED DURING
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	THE PERIOD ENDED
JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JANUARY 1, 2017	1-31-14

—	—	$15,121	$22,690	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees under this agreement, expressed as an annual percentage of average daily net assets for the fund’s Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $37,117 for the six months ended January 31, 2014. Of this amount, $5,238 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $31,879 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that were acquired through purchases of $1 million or more through February 2, 2014 and are redeemed within one year of purchase are subject to a 1% sales charge. Effective February 3, 2014, certain Class A shares that are acquired through purchase of $250,000 or more and are redeemed within one year of purchase are subject to a 0.50% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, CDSCs received by the Distributor amounted to $0 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including

Semiannual report | Short Duration Credit Opportunities Fund	53

payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014, were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$5,964	$2,720	$10,418	$1,429
I	—	689	10,418	1,542
Total	$5,964	$3,409	$20,836	$2,971

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14			Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	733,182	$7,504,398	173,587	$1,794,593
Distributions reinvested	14,128	143,584	578	5,950
Repurchased	(165,241)	(1,682,781)	(5,638)	(57,963)

Net increase	582,069	$5,965,201	168,527	$1,742,580

Class I shares

Sold	316,789	$3,218,255	119,339	$1,244,362
Distributions reinvested	2,078	21,158	654	6,741
Repurchased	(151,214)	(1,551,476)	(2,948)	(30,230)

Net increase	167,653	$1,687,937	117,045	$1,220,873

Class NAV shares

Sold	7,356,348	$75,416,207	14,011,129	$146,281,398
Distributions reinvested	3,567,017	36,342,825	3,895,386	40,597,558
Repurchased	(3,717,235)	(38,199,838)	(9,840,661)	(103,327,653)

Net increase	7,206,130	$73,559,194	8,065,854	$83,551,303

Total net increase	7,955,852	$81,212,332	8,351,426	$86,514,756

Affiliates of the fund owned 1% and 100% of shares of beneficial interest of Class I and Class NAV shares, respectively, on January 31, 2014.

54	Short Duration Credit Opportunities Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $464,086,619 and $386,734,849, respectively, for the six months ended January 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2014, funds within the John Hancock funds complex held 99.1% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Alternative Asset Allocation Fund	8.7%
John Hancock Lifestyle Growth Portfolio	13.7%
John Hancock Lifestyle Balanced Portfolio	38.1%
John Hancock Lifestyle Moderate Portfolio	15.4%
John Hancock Lifestyle Conservative Portfolio	14.0%

Semiannual report | Short Duration Credit Opportunities Fund	55

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Stone Harbor Investment Partners LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

56	Short Duration Credit Opportunities Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	350SA 1/14
MF174702	3/14

John Hancock INVESTMENTS

John Hancock
Global Income Fund

(formerly John Hancock Global High Yield Fund)

Semiannual Report
1.31.14

A look at performance

Total returns for the period ended January 31, 2014

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

	1-year	5-year	10-year	Since inception [2]	6-months	1-year	5-year	10-year	Since inception [2]	as of 1-31-14	as of 1-31-14

Class A	–6.47	—	—	5.90	–4.23	–6.47	—	—	27.64	4.46	2.54

Class I3	–1.87	—	—	7.35	0.38	–1.87	—	—	35.21	4.85	2.88

Class NAV[3]	–1.62	—	—	7.49	0.56	–1.62	—	—	35.95	5.06	5.05

Index 1†	3.92	—	—	10.30	3.75	3.92	—	—	51.69	—	—

Index 2†	0.94	—	—	9.24	2.73	0.94	—	—	45.59	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%. Sales charges are not applicable to Class I and Class NAV shares. Effective 2-3-14, the maximum Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.35	1.04	0.90
Gross (%)	7.90	16.22	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index; Index 2 is 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index.

See the following page for footnotes.

6	Global Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class I3	11-2-09	$13,521	$13,521	$15,169	$14,559

Class NAV[3]	11-2-09	13,595	13,595	15,169	14,559

BofA Merrill Lynch Global High Yield and Emerging Markets Plus Index — Index 1 — tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies.

BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

JPMorgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

Blended Index — Index 2 — is 50% BofA Merrill Lynch U.S. High Yield Master II Constrained Index and 50% JPMorgan EMBI Global Diversified Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 11-2-09.

3 For certain types of investors as described in the fund’s prospectuses.

Semiannual report | Global Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,003.20	$6.82

Class I	1,000.00	1,003.80	5.25

Class NAV	1,000.00	1,005.60	4.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,018.40	$6.87

Class I	1,000.00	1,020.00	5.30

Class NAV	1,000.00	1,020.60	4.63

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.35%, 1.04%, and 0.91% for Class A, Class I, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Income Fund	9

Portfolio summary

Top 10 Issuers (29.7% of Total Investments on 1-31-14)[1,2]

Federative Republic of Brazil	4.9%	Republic of South Africa	2.7%

Republic of Indonesia	4.0%	Republic of Venezuela	2.4%

Republic of Turkey	3.8%	Petroleos de Venezuela SA	2.3%

Government of Mexico	2.9%	KazMunayGas National Company	2.0%

Government of Russia	2.9%	Republic of Colombia	1.8%

Quality Composition[1,3]

AAA	0.1%	B	28.6%

AA	0.6%	CCC & Below	11.4%

A	4.4%	Not Rated	2.0%

BBB	33.2%	Preferred Security	0.1%

BB	14.9%	Short-Term Investments & Other	4.7%

Country Composition[1,4]

United States	40.2%

Brazil	5.1%

Indonesia	4.8%

Venezuela	4.7%

Turkey	4.0%

Mexico	3.2%

Luxembourg	3.0%

Russia	3.0%

South Africa	2.9%

Colombia	2.8%

Other	26.3%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available.

4 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market’s perception of issuer creditworthiness. Illiquid securities may be difficult to sell at a price approximating their value. Loan participations and assignments involve additional risks, including credit, interest-rate, counterparty, liquidity, and lending risk. Sector investing is subject to greater risks than the market as a whole. Please see the fund’s prospectuses for additional risks.

10	Global Income Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 50.3%			$276,417,513

(Cost $271,268,182)

Austria 0.1%				276,640

ESAL GmbH (S)	6.250	02-05-23	304,000	276,640

Azerbaijan 0.4%				2,037,228

State Oil Company of the Azerbaijan Republic	4.750	03-13-23	1,631,000	1,529,028

State Oil Company of the Azerbaijan Republic	5.450	02-09-17	484,000	508,200

Brazil 0.2%				845,026

Centrais Eletricas Brasileiras SA	5.750	10-27-21	300,000	283,500

Hypermarcas SA (S)	6.500	04-20-21	284,000	296,780

Samarco Mineracao SA (S)	4.125	11-01-22	303,000	264,746

Canada 1.4%				7,855,581

Cascades, Inc.	7.750	12-15-17	650,000	676,813

Cascades, Inc.	7.875	01-15-20	600,000	642,000

MEG Energy Corp. (S)	6.500	03-15-21	750,000	780,000

MEG Energy Corp. (S)	7.000	03-31-24	500,000	508,750

Mercer International, Inc.	9.500	12-01-17	1,045,000	1,139,050

Norbord, Inc. (S)	5.375	12-01-20	1,340,000	1,340,000

Quebecor Media, Inc.	5.750	01-15-23	1,275,000	1,239,938

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,429,000	1,529,030

Cayman Islands 0.8%				4,609,361

BR Malls International Finance, Ltd. (Q)(S)	8.500	01-21-16	137,000	136,116

China Overseas Finance Cayman V, Ltd.	3.950	11-15-22	300,000	260,049

Dubai Holding Commercial Operations
MTN, Ltd.	6.000	02-01-17	GBP 350,000	600,537

Emaar Sukuk, Ltd.	6.400	07-18-19	300,000	324,750

General Shopping Finance, Ltd. (Q)(S)	10.000	11-19-15	111,000	96,986

Grupo Aval, Ltd. (S)	4.750	09-26-22	200,000	185,500

Gruposura Finance (S)	5.700	05-18-21	200,000	207,000

Itau Unibanco Holding SA/Cayman Island (S)	5.650	03-19-22	204,000	195,075

Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06-30-21	180,000	183,960

Odebrecht Finance, Ltd. (S)	5.125	06-26-22	200,000	190,500

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10-01-22	196,920	200,858

Offshore Group Investment, Ltd.	7.125	04-01-23	1,755,000	1,755,000

Schahin II Finance Company, SPV, Ltd. (S)	5.875	09-25-22	287,400	273,030

See notes to financial statements	Semiannual report | Global Income Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Chile 1.7%				$9,369,110

Banco del Estado de Chile (S)	3.875	02-08-22	164,000	159,868

Cencosud SA (S)	4.875	01-20-23	229,000	211,348

Cencosud SA (S)	5.500	01-20-21	150,000	148,551

Corporacion Nacional del Cobre de Chile (S)	3.000	07-17-22	2,844,000	2,618,710

Corporacion Nacional del Cobre de Chile	3.750	11-04-20	860,000	874,249

Corporacion Nacional del Cobre de Chile (S)	4.250	07-17-42	637,000	521,026

Corporacion Nacional del Cobre de Chile (S)	4.500	08-13-23	1,579,000	1,605,991

Corporacion Nacional del Cobre de Chile (S)	6.150	10-24-36	255,000	271,623

Corporacion Nacional del Cobre de Chile	6.150	10-24-36	2,361,000	2,514,914

Corporacion Nacional del Cobre de Chile	7.500	01-15-19	197,000	236,830

GeoPark Latin America, Ltd. Agencia en
Chile (S)	7.500	02-11-20	200,000	206,000

China 0.1%				704,188

Country Garden Holdings Company, Ltd. (S)	7.250	04-04-21	325,000	307,938

Kaisa Group Holdings, Ltd. (S)	8.875	03-19-18	200,000	200,000

Longfor Properties Company, Ltd.	6.875	10-18-19	200,000	196,250

Colombia 0.1%				802,804

Bancolombia SA	5.125	09-11-22	298,000	278,771

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	351,000	318,533

Transportadora de Gas Internacional SA ESP (S)	5.700	03-20-22	200,000	205,500

France 0.2%				1,337,738

SPCM SA (S)	6.000	01-15-22	1,265,000	1,337,738

Germany 0.4%				2,188,352

CeramTec Group GmbH	8.250	08-15-21	EUR 725,000	1,056,540

Unitymedia KabelBW GmbH	9.500	03-15-21	EUR 725,000	1,131,812

Hong Kong 0.0%				149,578

ICICI Bank, Ltd. (S)	5.750	11-16-20	143,000	149,578

India 0.1%				689,653

Vedanta Resources PLC (S)	6.000	01-31-19	559,000	529,653

Vedanta Resources PLC (S)	8.250	06-07-21	160,000	160,000

Indonesia 0.1%				682,625

Adaro Indonesia PT	7.625	10-22-19	200,000	209,750

Perusahaan Listrik Negara PT	5.250	10-24-42	650,000	472,875

Ireland 0.8%				4,290,234

Alfa Bank OJSC (S)	7.500	09-26-19	250,000	265,000

Ardagh Packaging Finance PLC	9.250	10-15-20	EUR 1,175,000	1,726,079

Metalloinvest Finance, Ltd. (S)	6.500	07-21-16	174,000	181,395

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	760,000	824,600

Ono Finance II PLC (S)	10.875	07-15-19	895,000	997,925

Vimpel Communications (S)	7.748	02-02-21	274,000	295,235

Kazakhstan 2.1%				11,364,294

KazMunayGas National Company (S)	4.400	04-30-23	652,000	591,690

KazMunayGas National Company (S)	5.750	04-30-43	421,000	356,217

KazMunayGas National Company (S)	6.375	04-09-21	433,000	462,228

KazMunayGas National Company	6.375	04-09-21	1,774,000	1,893,745

KazMunayGas National Company (S)	7.000	05-05-20	325,000	359,515

12	Global Income Fund | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value
Kazakhstan (continued)

KazMunayGas National Company	7.000	05-05-20	2,053,000	$2,271,029

KazMunayGas National Company (S)	9.125	07-02-18	1,317,000	1,570,523

KazMunayGas National Company	11.750	01-23-15	3,079,000	3,365,347

Zhaikmunai LP (S)	7.125	11-13-19	475,000	494,000

Luxembourg 3.0%				16,312,459

Andrade Gutierrez International SA (S)	4.000	04-30-18	215,000	204,250

APERAM (S)	7.375	04-01-16	900,000	933,750

APERAM (S)	7.750	04-01-18	550,000	573,375

ArcelorMittal	6.750	02-25-22	1,655,000	1,785,331

ARD Finance SA, PIK (S)	11.125	06-01-18	1,137,419	1,214,195

Cosan Luxembourg SA (S)	5.000	03-14-23	300,000	255,750

Far East Capital Ltd. SA (S)	8.000	05-02-18	225,000	200,813

Gazprom OAO (S)	4.950	02-06-28	900,000	774,000

Gazprom OAO	9.250	04-23-19	1,251,000	1,510,583

Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR 800,000	1,184,158

Mobile Challenger Intermediate Group SA, PIK	8.750	03-15-19	EUR 850,000	1,189,384

Pacific Drilling SA (S)	5.375	06-01-20	1,375,000	1,371,563

Russian Agricultural Bank OJSC	7.750	05-29-18	645,000	717,769

Trinseo Materials Operating SCA (S)	8.750	02-01-19	2,090,000	2,137,025

VTB Capital SA	6.250	06-30-35	172,000	181,030

VTB Capital SA	6.875	05-29-18	500,000	542,500

VTB Capital SA	6.950	10-17-22	275,000	274,997

Wind Acquisition Finance SA (S)	6.500	04-30-20	1,055,000	1,149,950

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	108,247	112,036

Malaysia 0.5%				2,500,768

Petroliam Nasional BHD	7.625	10-15-26	223,000	287,061

Petronas Capital, Ltd.	7.875	05-22-22	1,721,000	2,213,707

Mexico 0.2%				1,349,443

Cemex SAB de CV (S)	7.250	01-15-21	200,000	205,500

Cemex SAB de CV (S)	9.500	06-15-18	400,000	449,000

Comision Federal de Electricidad (S)	4.875	01-15-24	295,000	291,313

Metalsa SA de CV (S)	4.900	04-24-23	249,000	216,630

Mexico Generadora de Energia S de rl (S)	5.500	12-06-32	200,000	187,000

Netherlands 0.7%				3,658,530

Bharti Airtel International Netherlands BV (S)	5.125	03-11-23	296,000	274,170

Indo Energy Finance II BV (S)	6.375	01-24-23	208,000	166,400

Indosat Palapa Company BV	7.375	07-29-20	200,000	217,000

Intergas Finance BV	6.375	05-14-17	158,000	169,653

Listrindo Capital BV (S)	6.950	02-21-19	201,000	205,523

UPC Holding BV	6.375	09-15-22	EUR 1,750,000	2,413,329

VTR Finance BV (S)	6.875	01-15-24	212,000	212,455

Peru 0.2%				932,063

Cementos Pacasmayo SAA (S)	4.500	02-08-23	325,000	290,875

Cia Minera Ares SAC (S)	7.750	01-23-21	250,000	249,688

Cia Minera Milpo SAA (S)	4.625	03-28-23	200,000	176,750

Inkia Energy, Ltd. (S)	8.375	04-04-21	200,000	214,750

See notes to financial statements	Semiannual report | Global Income Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Russia 0.0%				$209,213

EuroChem Mineral & Chemical Company
OJSC (S)	5.125	12-12-17	210,000	209,213

Singapore 0.1%				387,300

STATS ChipPAC, Ltd. (S)	4.500	03-20-18	200,000	197,500

TBG Global Pte, Ltd. (S)	4.625	04-03-18	200,000	189,800

South Korea 0.2%				1,318,731

Magnachip Semiconductor Corp.	6.625	07-15-21	1,285,000	1,318,731

Turkey 0.2%				942,738

Akbank TAS	5.000	10-24-22	250,000	222,500

KOC Holding AS	3.500	04-24-20	200,000	168,750

Turkiye Garanti Bankasi AS (S)	5.250	09-13-22	410,000	368,488

Turkiye Is Bankasi	3.750	10-10-18	200,000	183,000

Ukraine 0.0%				165,240

Mriya Agro Holding PLC (S)	9.450	04-19-18	204,000	165,240

United Kingdom 0.6%				3,303,710

Bakkavor Finance 2 PLC	8.250	02-15-18	GBP 100,000	175,404

Boparan Finance PLC	9.750	04-30-18	EUR 200,000	292,020

Ferrexpo Finance PLC (S)	7.875	04-07-16	243,000	222,462

INEOS Finance PLC (S)	8.375	02-15-19	365,000	402,413

LBG Capital No.1 PLC	6.439	05-23-20	EUR 575,000	820,094

R&R PLC, PIK	9.250	05-15-18	EUR 900,000	1,253,279

Tullow Oil PLC (S)	6.000	11-01-20	135,000	138,038

United States 32.6%				179,177,872

Access Midstream Partners LP	4.875	05-15-23	1,215,000	1,190,700

ACCO Brands Corp.	6.750	04-30-20	1,962,000	1,944,833

AES Corp.	4.875	05-15-23	1,300,000	1,217,125

Aircastle, Ltd.	6.750	04-15-17	725,000	811,094

Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20	910,000	932,750

AMC Networks, Inc.	7.750	07-15-21	800,000	898,000

American Builders & Contractors Supply
Company, Inc. (S)	5.625	04-15-21	950,000	959,500

American Equity Investment Life
Holding Company	6.625	07-15-21	835,000	870,488

Amkor Technology, Inc.	6.375	10-01-22	1,526,000	1,560,335

Arch Coal, Inc.	7.250	06-15-21	1,620,000	1,227,150

Artesyn Escrow, Inc. (S)	9.750	10-15-20	1,030,000	1,068,625

Biomet, Inc.	6.500	08-01-20	1,650,000	1,759,313

BMC Software Finance, Inc. (S)	8.125	07-15-21	1,060,000	1,094,450

Bonanza Creek Energy, Inc.	6.750	04-15-21	1,545,000	1,614,525

Brazil Loan Trust 1 (S)	5.477	07-24-23	2,749,805	2,729,181

Cablevision Systems Corp.	5.875	09-15-22	1,930,000	1,888,988

Cablevision Systems Corp.	8.000	04-15-20	510,000	572,475

Calpine Corp. (S)	7.875	01-15-23	1,694,000	1,867,635

Calumet Specialty Products Partners LP	7.625	01-15-22	680,000	719,100

Calumet Specialty Products Partners LP	9.625	08-01-20	1,015,000	1,152,025

CBS Outdoor Americas Capital LLC (S)	5.250	02-15-22	605,000	608,025

CCO Holdings LLC	6.625	01-31-22	1,430,000	1,494,350

Cemex Finance LLC (S)	9.375	10-12-22	325,000	362,375

14	Global Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

CenturyLink, Inc.	5.800	03-15-22	530,000	$522,050

CenturyLink, Inc.	6.750	12-01-23	515,000	521,438

CenturyLink, Inc.	7.650	03-15-42	735,000	655,988

Cequel Communications Holdings I LLC (S)	5.125	12-15-21	1,425,000	1,339,500

Chemtura Corp.	5.750	07-15-21	2,285,000	2,330,700

Chiquita Brands International, Inc. (S)	7.875	02-01-21	1,377,000	1,485,439

Choice Hotels International, Inc.	5.750	07-01-22	730,000	759,200

Chrysler Group LLC	8.000	06-15-19	515,000	560,706

CHS/Community Health Systems, Inc. (S)	6.875	02-01-22	950,000	973,750

Cincinnati Bell, Inc.	8.375	10-15-20	850,000	916,938

Cincinnati Bell, Inc.	8.750	03-15-18	1,120,000	1,173,200

CIT Group, Inc.	5.000	08-15-22	830,000	825,850

CIT Group, Inc.	5.250	03-15-18	790,000	841,350

Clean Harbors, Inc.	5.250	08-01-20	1,115,000	1,137,300

Cleaver-Brooks, Inc. (S)	8.750	12-15-19	1,171,000	1,288,100

Cloud Peak Energy Resources LLC	8.500	12-15-19	1,060,000	1,144,800

CommScope, Inc. (S)	8.250	01-15-19	898,000	975,453

Community Health Systems, Inc.	8.000	11-15-19	1,160,000	1,273,100

CONSOL Energy, Inc.	8.250	04-01-20	1,850,000	2,004,938

Cricket Communications, Inc.	7.750	10-15-20	980,000	1,112,300

CyrusOne LP	6.375	11-15-22	1,675,000	1,729,438

Del Monte Corp.	7.625	02-15-19	1,040,000	1,080,300

DISH DBS Corp.	5.000	03-15-23	3,035,000	2,845,313

Edison Mission Energy (H)	7.000	05-15-17	875,000	675,938

Edison Mission Energy (H)	7.750	06-15-16	850,000	652,375

Envision Healthcare Corp.	8.125	06-01-19	790,000	849,250

EP Energy LLC	6.875	05-01-19	460,000	495,075

EP Energy LLC	9.375	05-01-20	1,150,000	1,322,500

Erickson Air-Crane, Inc. (S)	8.250	05-01-20	1,199,000	1,243,963

First Data Corp. (S)	6.750	11-01-20	705,000	742,013

First Data Corp.	12.625	01-15-21	1,100,000	1,281,500

Fresenius Medical Care US Finance II, Inc. (S)	5.875	01-31-22	860,000	913,750

Frontier Communications Corp.	9.000	08-15-31	1,934,000	1,934,000

Gannett Company, Inc. (S)	6.375	10-15-23	1,435,000	1,470,875

GenOn Energy, Inc.	9.500	10-15-18	2,870,000	3,085,250

Gray Television, Inc.	7.500	10-01-20	1,070,000	1,142,225

Griffon Corp.	7.125	04-01-18	1,025,000	1,083,938

Halcon Resources Corp. (S)	9.750	07-15-20	975,000	1,010,344

Hawk Acquisition Sub, Inc. (S)	4.250	10-15-20	1,300,000	1,270,750

HCA Holdings, Inc.	7.750	05-15-21	985,000	1,081,038

HCA, Inc.	5.875	03-15-22	1,070,000	1,126,175

HD Supply, Inc.	7.500	07-15-20	945,000	1,008,788

HealthSouth Corp.	8.125	02-15-20	825,000	899,250

Hilton Worldwide Finance LLC (S)	5.625	10-15-21	1,440,000	1,490,400

Hologic, Inc.	6.250	08-01-20	860,000	897,625

Hornbeck Offshore Services, Inc.	5.000	03-01-21	765,000	743,963

Hot Topic, Inc. (S)	9.250	06-15-21	610,000	646,600

IASIS Healthcare LLC	8.375	05-15-19	1,525,000	1,627,938

See notes to financial statements	Semiannual report | Global Income Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

iGATE Corp.	9.000	05-01-16	520,000	$549,900

Infor US, Inc.	11.500	07-15-18	1,360,000	1,570,800

International Lease Finance Corp.	8.250	12-15-20	1,120,000	1,320,442

Isle of Capri Casinos, Inc.	5.875	03-15-21	1,910,000	1,943,425

Kinetic Concepts, Inc.	10.500	11-01-18	1,105,000	1,270,750

Kinetic Concepts, Inc.	12.500	11-01-19	1,140,000	1,288,200

Kodiak Oil & Gas Corp.	5.500	01-15-21	845,000	840,775

Landry’s, Inc. (S)	9.375	05-01-20	1,200,000	1,305,000

Laredo Petroleum, Inc. (S)	5.625	01-15-22	715,000	711,425

Laredo Petroleum, Inc.	7.375	05-01-22	830,000	906,775

Lennar Corp.	4.750	11-15-22	1,255,000	1,179,700

Level 3 Financing, Inc.	7.000	06-01-20	1,545,000	1,641,563

Levi Strauss & Company	6.875	05-01-22	855,000	931,950

LifePoint Hospitals, Inc. (S)	5.500	12-01-21	1,490,000	1,516,075

Linn Energy LLC	7.750	02-01-21	1,640,000	1,738,400

Louisiana-Pacific Corp.	7.500	06-01-20	895,000	991,213

MasTec, Inc.	4.875	03-15-23	1,165,000	1,098,013

Mediacom LLC	7.250	02-15-22	1,450,000	1,544,250

MGM Resorts International	6.625	12-15-21	1,990,000	2,119,350

Midstates Petroleum Company, Inc.	10.750	10-01-20	1,380,000	1,493,850

NCR Corp.	5.000	07-15-22	1,135,000	1,106,625

New Albertsons, Inc.	8.000	05-01-31	1,635,000	1,344,788

Nexstar Broadcasting, Inc.	6.875	11-15-20	1,305,000	1,393,088

NRG Energy, Inc. (S)	6.250	07-15-22	925,000	927,313

NRG Energy, Inc.	7.875	05-15-21	1,325,000	1,447,563

Nuance Communications, Inc. (S)	5.375	08-15-20	1,250,000	1,221,875

Oasis Petroleum, Inc. (S)	6.875	03-15-22	1,250,000	1,325,000

Oasis Petroleum, Inc.	7.250	02-01-19	720,000	770,400

Outerwall, Inc.	6.000	03-15-19	900,000	928,125

Park-Ohio Industries, Inc.	8.125	04-01-21	600,000	666,000

Parker Drilling Company (S)	6.750	07-15-22	1,510,000	1,543,975

Peabody Energy Corp.	6.250	11-15-21	1,700,000	1,717,000

Pemex Project Funding Master Trust	6.625	06-15-35	152,000	158,898

Petco Holdings Inc., PIK (S)	8.500	10-15-17	1,115,000	1,137,300

Pilgrim’s Pride Corp.	7.875	12-15-18	670,000	726,113

PNK Finance Corp. (S)	6.375	08-01-21	1,975,000	2,024,375

Post Holdings, Inc.	7.375	02-15-22	1,400,000	1,489,250

Prospect Medical Holdings, Inc. (S)	8.375	05-01-19	1,785,000	1,945,650

Provident Funding Associates LP (S)	6.750	06-15-21	500,000	493,750

Provident Funding Associates LP (S)	10.125	02-15-19	975,000	1,057,875

QEP Resources, Inc.	5.250	05-01-23	375,000	357,188

QEP Resources, Inc.	5.375	10-01-22	1,440,000	1,393,200

Quiksilver, Inc. (S)	7.875	08-01-18	1,095,000	1,188,075

Quiksilver, Inc.	10.000	08-01-20	665,000	749,788

Reynolds Group Issuer, Inc.	9.875	08-15-19	1,495,000	1,651,975

RHP Hotel Properties LP	5.000	04-15-21	1,260,000	1,237,950

RSI Home Products, Inc. (S)	6.875	03-01-18	975,000	1,018,875

Sabine Pass Liquefaction LLC (S)	5.625	02-01-21	1,505,000	1,501,238

16	Global Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

Samson Investment Company (S)	10.500	02-15-20	1,845,000	$2,029,500

SandRidge Energy, Inc.	7.500	03-15-21	1,250,000	1,296,875

SandRidge Energy, Inc.	8.750	01-15-20	600,000	648,000

Sealed Air Corp. (S)	8.375	09-15-21	890,000	1,016,825

SESI LLC	7.125	12-15-21	485,000	534,713

Sinclair Television Group, Inc.	6.125	10-01-22	1,260,000	1,272,600

Smithfield Foods, Inc.	6.625	08-15-22	1,025,000	1,078,813

Southern Copper Corp.	5.250	11-08-42	150,000	120,752

Spectrum Brands, Inc.	6.375	11-15-20	1,330,000	1,413,125

Sprint Capital Corp.	8.750	03-15-32	2,850,000	3,085,125

SSI Investments II, Ltd.	11.125	06-01-18	775,000	837,000

T-Mobile USA, Inc.	6.731	04-28-22	1,195,000	1,254,750

Tenet Healthcare Corp. (S)	6.000	10-01-20	755,000	794,638

Tenet Healthcare Corp.	8.125	04-01-22	1,050,000	1,145,813

Tesoro Logistics LP (S)	5.875	10-01-20	795,000	814,875

Tesoro Logistics LP	6.125	10-15-21	1,160,000	1,191,900

The Bon-Ton Department Stores, Inc.	8.000	06-15-21	695,000	673,281

The Goodyear Tire & Rubber Company	6.500	03-01-21	1,085,000	1,156,881

The ServiceMaster Company	7.000	08-15-20	415,000	420,188

The ServiceMaster Company	7.450	08-15-27	425,000	364,438

The ServiceMaster Company	8.000	02-15-20	691,000	715,185

The Sun Products Corp. (S)	7.750	03-15-21	1,305,000	1,132,088

The William Carter Company (S)	5.250	08-15-21	1,125,000	1,139,063

TransUnion Holding Company, Inc.	8.125	06-15-18	575,000	605,188

TransUnion Holding Company, Inc.	9.625	06-15-18	625,000	668,750

Ultra Petroleum Corp. (S)	5.750	12-15-18	990,000	1,024,650

United Surgical Partners International, Inc.	9.000	04-01-20	1,235,000	1,380,113

Univision Communications, Inc. (S)	7.875	11-01-20	1,000,000	1,100,000

Valeant Pharmaceuticals International (S)	7.500	07-15-21	1,340,000	1,492,425

Venoco, Inc.	8.875	02-15-19	1,355,000	1,321,125

VPII Escrow Corp. (S)	6.750	08-15-18	675,000	739,969

WESCO Distribution, Inc. (S)	5.375	12-15-21	620,000	623,100

Windstream Corp.	7.500	04-01-23	2,118,000	2,118,000

Xerium Technologies, Inc.	8.875	06-15-18	705,000	747,300

Venezuela 2.3%				12,412,005

Petroleos de Venezuela SA	4.900	10-28-14	1,722,900	1,597,990

Petroleos de Venezuela SA	5.000	10-28-15	5,393,391	4,465,728

Petroleos de Venezuela SA	5.250	04-12-17	1,205,500	816,726

Petroleos de Venezuela SA	8.500	11-02-17	7,128,300	5,531,561

Virgin Islands 1.2%				6,545,029

QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07-30-18	250,682	258,202

Sinochem Overseas Capital Company, Ltd. (S)	4.500	11-12-20	2,582,000	2,657,498

Sinochem Overseas Capital Company, Ltd.	4.500	11-12-20	2,113,000	2,174,784

Sinopec Capital 2013, Ltd. (S)	3.125	04-24-23	658,000	589,414

Sinopec Group Overseas Development
2012, Ltd.	3.900	05-17-22	525,000	512,277

Sinopec Group Overseas Development 2012,
Ltd. (S)	4.875	05-17-42	371,000	352,854

See notes to financial statements	Semiannual report | Global Income Fund	17

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 40.8%			$223,861,376

(Cost $243,157,827)

Argentina 0.1%				505,485

Republic of Argentina (2.500% steps up to
3.750% on 3-31-19)
Bond	2.500	3-31-19	1,434,000	505,485

Brazil 4.9%				26,886,268

Federative Republic of Brazil
Bond	2.625	01-05-23	7,217,000	6,148,884
Bond	4.250	01-07-25	8,952,000	8,356,692
Bond	4.875	01-22-21	558,000	584,226
Bond	7.125	01-20-37	2,150,000	2,408,000
Bond	8.250	01-20-34	1,103,000	1,378,750
Bond	10.000	01-01-23	BRL 22,982,000	8,009,716

Colombia 2.1%				11,533,974

Bogota Distrito Capital
Bond	9.750	07-26-28	COP 2,528,000,000	1,408,384
Bond	9.750	07-26-28	COP 200,000,000	111,423

Republic of Colombia
Bond	2.625	03-15-23	515,000	448,050
Bond	4.000	02-26-24	632,000	601,980
Bond	4.375	07-12-21	1,421,000	1,442,315
Bond	7.375	09-18-37	3,302,000	3,970,655
Bond	8.125	05-21-24	450,000	569,250
Bond	9.850	06-28-27	COP 510,000,000	306,720
Bond	10.375	01-28-33	391,000	567,928
Bond	11.750	02-25-20	1,109,000	1,580,325
Bond	12.000	10-22-15	COP 954,000,000	526,944

Croatia 1.8%				9,924,742

Republic of Croatia
Bond	5.500	04-04-23	2,841,000	2,706,053
Bond (S)	6.000	01-26-24	3,222,000	3,130,173
Bond	6.000	01-26-24	941,000	914,182
Bond	6.250	04-27-17	1,450,000	1,537,000
Bond (S)	6.375	03-24-21	116,000	120,060
Bond	6.750	11-05-19	1,423,000	1,517,274

Dominican Republic 1.1%				5,978,450

Government of Dominican Republic
Bond (S)	5.875	04-18-24	972,000	928,260
Bond	7.500	05-06-21	3,904,000	4,260,240
Bond	9.040	01-23-18	722,240	789,950

El Salvador 0.5%				2,643,538

Republic of El Salvador
Bond	5.875	01-30-25	1,000,000	915,000
Bond	7.750	01-24-23	1,135,000	1,217,288
Bond	8.250	04-10-32	500,000	511,250

Ghana 0.4%				2,197,590

Republic of Ghana
Bond	7.875	08-07-23	1,011,000	940,230
Bond	8.500	10-04-17	1,209,000	1,257,360

18	Global Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Hungary 1.1%				$6,159,233

Republic of Hungary
Bond	4.125	02-19-18	390,000	389,513
Bond	4.375	07-04-17	EUR 442,000	619,207
Bond	5.000	03-30-16	GBP 104,000	175,735
Bond	5.500	05-06-14	GBP 601,000	998,851
Bond	5.750	11-22-23	536,000	528,630
Bond	6.000	01-11-19	EUR 331,000	486,597
Bond	6.375	03-29-21	2,780,000	2,960,700

Indonesia 4.0%				21,708,693

Republic of Indonesia
Bond (S)	3.375	04-15-23	2,922,000	2,498,310
Bond	3.750	04-25-22	1,864,000	1,682,260
Bond	4.875	05-05-21	1,631,000	1,608,574
Bond	6.625	02-17-37	1,587,000	1,575,098
Bond	6.875	03-09-17	874,000	977,788
Bond	7.000	05-15-22	IDR 2,000,000,000	146,437
Bond	7.750	01-17-38	2,394,000	2,663,325
Bond	8.375	03-15-24	IDR 9,860,000,000	785,328
Bond	8.500	10-12-35	3,270,000	3,899,475
Bond	11.625	03-04-19	2,902,000	3,823,385
Bond (S)	11.625	03-04-19	1,555,000	2,048,713

Iraq 0.4%				2,458,680

Republic of Iraq
Bond	5.800	01-15-28	2,927,000	2,458,680

Ivory Coast 0.5%				2,935,810

Republic of Ivory Coast
Bond	5.750	12-31-32	3,394,000	2,935,810

Mexico 2.9%				16,009,837

Government of Mexico
Bond	4.000	10-02-23	1,336,000	1,315,960
Bond	4.750	03-08-44	1,892,000	1,664,960
Bond	5.550	01-21-45	1,430,000	1,412,125
Bond	5.950	03-19-19	536,000	617,070
Bond	6.050	01-11-40	6,188,000	6,559,280
Bond	6.250	06-16-16	MXN 1,029,000	80,697
Bond	8.000	12-07-23	MXN 28,723,000	2,360,818
Bond	9.500	12-18-14	MXN 3,120,000	244,659
Bond	10.000	12-05-24	MXN 18,699,000	1,754,268

Morocco 0.1%				700,263

Kingdom of Morocco
Bond (S)	4.250	12-11-22	755,000	700,263

Netherlands 0.3%				1,503,480

Republic of Mozambique
Bond	6.305	09-11-20	1,608,000	1,503,480

Nigeria 0.2%				1,067,129

Federal Republic of Nigeria
Bond (S)	6.375	07-12-23	526,000	536,625
Bond	6.375	07-12-23	520,000	530,504

Panama 1.0%				5,513,091

Republic of Panama
Bond	5.200	01-30-20	1,431,000	1,554,066
Bond	7.125	01-29-26	101,000	121,200
Bond	8.125	04-28-34	472,000	580,560

See notes to financial statements	Semiannual report | Global Income Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Panama (continued)

Bond	8.875	09-30-27	1,155,000	$1,541,925
Bond	9.375	04-01-29	1,243,000	1,715,340

Peru 1.2%				6,382,330

Republic of Peru
Bond	5.625	11-18-50	784,000	778,120
Bond	7.125	03-30-19	750,000	894,375
Bond	7.350	07-21-25	1,431,000	1,781,595
Bond	8.375	05-03-16	203,000	233,450
Bond	8.750	11-21-33	1,918,000	2,694,790

Philippines 0.8%				4,564,980

Republic of Philippines
Bond	7.750	01-14-31	3,264,000	4,308,480
Bond	9.500	02-02-30	171,000	256,500

Poland 1.2%				6,886,469

Republic of Poland
Bond	4.000	01-22-24	1,539,000	1,508,220
Bond	5.125	04-21-21	2,126,000	2,313,088
Bond	6.375	07-15-19	2,617,000	3,065,161

Romania 0.8%				4,169,565

Government of Romania
Bond (S)	4.875	01-22-24	1,206,000	1,189,665
Bond	6.750	02-07-22	2,640,000	2,979,900

Russia 2.9%				15,997,447

Government of Russia
Bond (S)	4.875	09-16-23	1,000,000	1,002,500
Bond	7.500	03-31-30	11,282,225	12,991,482
Bond	12.750	06-24-28	1,189,000	2,003,465

Serbia 0.1%				617,220

Republic of Serbia
Note	4.875	02-25-20	648,000	617,220

Slovakia 0.4%				2,081,040

Government of Slovakia
Bond (S)	4.375	05-21-22	2,001,000	2,081,040

Slovenia 0.3%				1,454,761

Republic of Slovenia
Bond	5.850	05-10-23	1,428,000	1,454,761

South Africa 2.9%				15,747,072

Eskom Holdings Soc Ltd.
Bond (S)	6.750	08-06-23	1,023,000	1,030,673

Republic of South Africa
Bond	4.665	01-17-24	2,007,000	1,896,615
Bond	5.500	03-09-20	1,713,000	1,807,215
Bond	5.875	05-30-22	486,000	512,730
Bond	5.875	09-16-25	4,020,000	4,110,450
Bond	6.875	05-27-19	3,120,000	3,510,000
Bond	8.000	12-21-18	ZAR 32,360,000	2,879,389

Trinidad And Tobago 0.3%				1,486,290

Republic of Trinidad & Tobago (S)
Bond	4.375	01-16-24	1,443,000	1,486,290

20	Global Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Turkey 3.8%				$20,943,679

Republic of Turkey
Bond	3.250	03-23-23	2,338,000	1,918,329
Bond	5.125	03-25-22	1,957,000	1,869,914
Bond	5.625	03-30-21	161,000	160,799
Bond	6.250	09-26-22	1,205,000	1,233,679
Bond	6.750	04-03-18	454,000	491,455
Bond	6.750	05-30-40	438,000	430,554
Bond	6.875	03-17-36	948,000	954,446
Bond	7.000	09-26-16	416,000	452,941
Bond	7.000	03-11-19	398,000	433,454
Bond	7.000	06-05-20	1,225,000	1,329,125
Bond	7.250	03-15-15	871,000	919,079
Bond	7.250	03-05-38	952,000	1,000,742
Bond	7.375	02-05-25	3,173,000	3,438,739
Bond	7.500	07-14-17	396,000	439,560
Bond	7.500	11-07-19	3,229,000	3,590,648
Bond	8.000	02-14-34	2,009,000	2,280,215

Ukraine 1.8%				9,841,708

Republic of Ukraine
Bond	4.950	10-13-15	EUR 762,000	927,816
Bond	6.250	06-17-16	202,000	181,840
Bond	6.580	11-21-16	2,133,000	1,924,222
Bond	6.750	11-14-17	193,000	166,704
Bond (S)	6.875	09-23-15	657,000	605,754
Bond	6.875	09-23-15	1,011,000	932,142
Bond	9.250	07-24-17	5,458,000	5,103,230

Uruguay 0.5%				2,614,835

Republic of Uruguay
Bond	7.625	03-21-36	608,267	739,805
Bond	8.000	11-18-22	1,518,243	1,875,030

Venezuela 2.4%				13,347,717

Republic of Venezuela
Bond	5.750	02-26-16	2,582,500	2,078,913
Bond	6.000	12-09-20	774,000	450,855
Bond	7.000	12-01-18	1,000,000	680,000
Bond	7.750	10-13-19	2,523,200	1,677,928
Bond	9.000	05-07-23	2,157,400	1,380,736
Bond	11.750	10-21-26	1,183,900	884,965
Bond	11.950	08-05-31	818,000	605,320
Bond	12.750	08-23-22	5,940,000	4,855,950
Bond	13.625	08-15-18	810,000	733,050

Convertible Bonds 0.6%				$3,158,409

(Cost $3,035,452)

China 0.0%				21,850

Home Inns & Hotels Management, Inc.	2.000	12-15-15	23,000	21,850

United States 0.6%				3,136,559

Altra Holdings, Inc.	2.750	03-01-31	163,000	211,289

Ciena Corp.	0.875	06-15-17	115,000	117,444

Ciena Corp. (S)	4.000	03-15-15	175,000	224,109

Comtech Telecommunications Corp.	3.000	05-01-29	426,000	438,514

Greenbrier Companies, Inc.	3.500	04-01-18	104,000	132,015

Hornbeck Offshore Services, Inc.	1.500	09-01-19	190,000	210,306

See notes to financial statements	Semiannual report | Global Income Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

Intel Corp.	2.950	12-15-35	201,000	$222,482

NetSuite, Inc. (S)	0.250	06-01-18	89,000	99,791

Nuance Communications, Inc.	2.750	11-01-31	266,000	263,673

RTI International Metals, Inc.	1.625	10-15-19	18,000	18,349

RTI International Metals, Inc.	3.000	12-01-15	247,000	268,921

SanDisk Corp. (S)	0.500	10-15-20	80,000	79,900

Stone Energy Corp.	1.750	03-01-17	160,000	171,100

The Ryland Group, Inc.	0.250	06-01-19	348,000	331,905

Triumph Group, Inc.	2.625	10-01-26	120,000	303,825

TRW Automotive, Inc.	3.500	12-01-15	17,000	42,936

Structured Notes (K) 1.3%				$6,905,396

(Cost $8,196,977)

Colombia 0.6%				3,228,181

Republic of Colombia (Citigroup Funding, Inc.)
Note (P)(S)	7.000	05-04-22	COP 830,000,000	408,064
Note (S)	11.000	07-24-20	COP 486,000,000	291,858
Note (S)	11.000	07-27-20	COP 1,000,000,000	600,530

Republic of Colombia (JPMorgan Chase
& Company)
Note (S)	7.000	04-07-22	COP 3,921,000,000	1,927,729

Indonesia 0.7%				3,677,215

Republic of Indonesia (Deutsche Bank AG)
Note (S)	7.000	05-15-22	IDR 50,200,000,000	3,677,215

Term Loans (M) 2.1%				$11,831,964

(Cost $12,224,934)

Indonesia 0.0%				242,341

Bumi Resources Tbk PT	18.165	11-07-14	302,926	242,341

United States 2.1%				11,589,623

Alcatel-Lucent USA, Inc.	5.750	01-30-19	1,151,387	1,161,462

Arch Coal, Inc.	6.250	05-16-18	627,024	620,530

Caesars Entertainment Operating
Company, Inc.	5.489	01-26-18	1,245,610	1,196,564

Dell International LLC	4.500	04-29-20	2,334,150	2,322,237

Freescale Semiconductor, Inc.	5.000	02-28-20	605,425	610,597

Freescale Semiconductor, Inc.	5.000	01-15-21	384,038	388,598

Hostess Brands, Inc.	6.750	04-09-20	1,015,000	1,053,063

Texas Competitive Electric Holdings
Company LLC	4.729	10-10-17	3,512,887	2,439,573

Tribune Company	4.000	12-27-20	1,800,000	1,796,999

			Shares	Value

Preferred Securities 0.1%				$285,936

(Cost $289,794)

United States 0.1%				285,936

Post Holdings, Inc., 2.500% (S)			188	20,006

SandRidge Energy, Inc., 8.500%			2,620	265,930

22	Global Income Fund | Semiannual report	See notes to financial statements

		Shares	Value

Common Stocks 0.1%			$377,956

(Cost $1,405,623)

United Kingdom 0.0%			87,588

Subsea 7 SA		4,768	87,588

United States 0.1%			290,368

General Maritime Corp. (I)		816	8

NewPage Group, Inc.		2,440	290,360

Warrants 0.0%			$0

(Cost $0)

United States 0.0%			0

General Maritime Corp. (Expiration Date: 5-17-17,
Strike Price: $42.50) (I)		1,262	0

	Yield (%)	Shares	Value

Short-Term Investments 3.1%			$17,263,032

(Cost $17,263,032)

Money Market Funds 3.1%			17,263,032

State Street Institutional Liquid Reserves Fund	0.0587 (Y)	17,263,032	17,263,032

Total investments (Cost $556,841,821)† 98.4%			$540,101,582

Other assets and liabilities, net 1.6%			$8,839,779

Total net assets 100.0%			$548,941,361

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations
BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro
GBP — Pound Sterling
IDR — Indonesian Rupiah
MXN — Mexican Peso
ZAR — South African Rand

PIK Paid-in-kind

(H) Non-income producing— Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $119,635,219 or 21.8% of the fund’s net assets as of 1-31-14.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

See notes to financial statements	Semiannual report | Global Income Fund	23

Notes to Fund’s investments

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $560,714,217. Net unrealized depreciation aggregated $20,612,635, of which $8,956,591 related to appreciated investment securities and $29,569,226 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-14:

Foreign Government Obligations	40.8%
Energy	14.2%
Consumer Discretionary	8.9%
Materials	5.6%
Financials	4.9%
Telecommunication Services	4.3%
Health Care	4.2%
Industrials	3.7%
Information Technology	3.4%
Consumer Staples	2.8%
Utilities	2.5%
Short-Term Investments & Other	4.7%

Total	100.0%

24	Global Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $556,841,821)	$540,101,582
Cash	334,089
Foreign currency, at value (Cost $61,959)	34,160
Receivable for investments sold	1,077,855
Receivable for fund shares sold	1,573
Receivable for forward foreign currency exchange contracts	452,572
Dividends and interest receivable	9,095,631
Receivable due from advisor	276
Other receivables and prepaid expenses	25,837

Total assets	551,123,575

Liabilities

Payable for investments purchased	2,009,140
Payable for forward foreign currency exchange contracts	41,994
Payable for fund shares repurchased	4,623
Distributions payable	555
Payable to affiliates
Accounting and legal services fees	20,286
Transfer agent fees	395
Trustees’ fees	608
Other liabilities and accrued expenses	104,613

Total liabilities	2,182,214

Net assets	$548,941,361

Net assets consist of

Paid-in capital	$572,778,660
Accumulated distributions in excess of net investment income	(846,662)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(6,669,528)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(16,321,109)

Net assets	$548,941,361

See notes to financial statements	Semiannual report | Global Income Fund	25

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,263,679 ÷ 129,099 shares)[1]	$9.79
Class I ($1,166,620 ÷ 119,303 shares)	$9.78
Class NAV ($546,511,062 ÷ 55,822,219 shares)	$9.79

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.25

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced. Effective February 3, 2014, the maximum sales charge on Class A shares has been reduced to 4.0%.

26	Global Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-14 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$17,321,820
Dividends	11,321
Less foreign taxes withheld	(8,041)

Total investment income	17,325,100

Expenses

Investment management fees	2,246,988
Distribution and service fees	1,421
Accounting and legal services fees	36,250
Transfer agent fees	826
Trustees’ fees	2,840
State registration fees	20,836
Printing and postage	1,772
Professional fees	65,932
Custodian fees	156,153
Registration and filing fees	28,547
Other	5,735

Total expenses	2,567,300
Less expense reductions	(38,827)

Net expenses	2,528,473

Net investment income	14,796,627

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,283,589)
Foreign currency transactions	(1,459,887)
(2,743,476)
Change in net unrealized appreciation (depreciation) of
Investments	(9,501,739)
Translation of assets and liabilities in foreign currencies	661,701
(8,840,038)
Net realized and unrealized loss	(11,583,514)

Increase in net assets from operations	$3,213,113

See notes to financial statements	Semiannual report | Global Income Fund	27

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13

Increase (decrease) in net assets

From operations
Net investment income	$14,796,627	$27,850,282
Net realized gain (loss)	(2,743,476)	8,225,593
Change in net unrealized appreciation (depreciation)	(8,840,038)	(21,253,133)

Increase in net assets resulting from operations	3,213,113	14,822,742

Distributions to shareholders
From net investment income
Class A	(24,592)	(6,369)
Class I	(7,048)	(2,696)
Class NAV	(15,902,644)	(29,887,473)
From net realized gain
Class A	(7,716)	(289)
Class I	(373)	(289)
Class NAV	(3,727,098)	(5,394,311)

Total distributions	(19,669,471)	(35,291,427)

From fund share transactions	22,959,862	94,095,424

Total increase	6,503,504	73,626,739

Net assets

Beginning of period	542,437,857	468,811,118

End of period	$548,941,361	$542,437,857

Undistributed (accumulated distributions in excess of) net
investment income	($846,662)	$290,995

28	Global Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.09	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.24	0.52	0.63	0.65	0.45
Net realized and unrealized gain (loss) on investments	(0.21)	(0.21)	0.02	0.42	0.49
Total from investment operations	0.03	0.31	0.65	1.07	0.94
Less distributions
From net investment income	(0.26)	(0.57)	(0.71)	(0.68)	(0.47)
From net realized gain	(0.07)	(0.12)	(0.14)	(0.19)	—
Total distributions	(0.33)	(0.69)	(0.85)	(0.87)	(0.47)
Net asset value, end of period	$9.79	$10.09	$10.47	$10.67	$10.47
Total return (%)[4,5]	0.32[6]	2.85	6.72	10.67	9.66[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.81[8]	7.91	1.41	1.39	1.34[8]
Expenses including reductions	1.35[8]	1.34	1.30	1.30	1.30[8]
Net investment income	4.84[8]	5.18	6.17	6.11	5.97[8]
Portfolio turnover (%)	40	71	48	68	49

1 Six months ended 1-31-14. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | Global Income Fund	29

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.09	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.21	0.55	0.66	0.68	0.47
Net realized and unrealized gain (loss) on investments	(0.17)	(0.21)	0.03	0.42	0.49
Total from investment operations	0.04	0.34	0.69	1.10	0.96
Less distributions
From net investment income	(0.28)	(0.60)	(0.75)	(0.71)	(0.49)
From net realized gain	(0.07)	(0.12)	(0.14)	(0.19)	—
Total distributions	(0.35)	(0.72)	(0.89)	(0.90)	(0.49)
Net asset value, end of period	$9.78	$10.09	$10.47	$10.67	$10.47
Total return (%)[4]	0.38[5]	3.17	7.05	11.00	9.89[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.74[7]	16.19	1.01	1.01[8]	1.35[7]
Expenses including reductions	1.04[7]	1.02	1.00	1.00	1.00[7]
Net investment income	4.41[7]	5.31	6.47	6.41	6.25[7]
Portfolio turnover (%)	40	71	48	68	49

1 Six months ended 1-31-14. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS NAV SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.09	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.27	0.57	0.67	0.69	0.49
Net realized and unrealized gain (loss) on investments	(0.21)	(0.22)	0.03	0.42	0.48
Total from investment operations	0.06	0.35	0.70	1.11	0.97
Less distributions
From net investment income	(0.29)	(0.61)	(0.76)	(0.72)	(0.50)
From net realized gain	(0.07)	(0.12)	(0.14)	(0.19)	—
Total distributions	(0.36)	(0.73)	(0.90)	(0.91)	(0.50)
Net asset value, end of period	$9.79	$10.09	$10.47	$10.67	$10.47
Total return (%)[4]	0.56[5]	3.30	7.15	11.09	9.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$547	$542	$469	$377	$273
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.90	0.90	0.93	0.94[6]
Expenses including reductions	0.91[6]	0.90	0.90	0.92	0.94[6]
Net investment income	5.31[6]	5.44	6.55	6.50	6.51[6]
Portfolio turnover (%)	40	71	48	68	49

1 Six months ended 1-31-14. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

30	Global Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Global Income Fund, formerly Global High Yield Fund, (the fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Effective December 1, 2013, the investment objective of the fund is to seek a high level of current income with capital appreciation as a secondary objective. Prior to December 1, 2013, the investment objective of the fund was to seek maximum total return, which consisted of income on its investments and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Effective December 1, 2013, John Hancock Global High Yield Fund changed its name to John Hancock Global Income Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation

Semiannual report | Global Income Fund	31

procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$276,417,513	—	$276,417,513	—
Foreign Government
Obligations	223,861,376	—	223,861,376	—
Convertible Bonds	3,158,409	—	3,158,409	—
Structured Notes	6,905,396	—	6,905,396	—
Term Loans	11,831,964	—	11,831,964	—
Preferred Securities	285,936	—	285,936	—
Common Stocks	377,956	$87,588	—	$290,368
Short-Term Investments	17,263,032	17,263,032	—	—

Total Investments in
Securities	$540,101,582	$17,350,620	$522,460,594	$290,368
Other Financial
Instruments:
Forward Foreign Currency
Contracts	$410,578	—	$410,578	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest

32	Global Income Fund | Semiannual report

receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $263. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily

Semiannual report | Global Income Fund	33

at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, post-October loss deferral, characterization of distributions, derivative transactions, and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

34	Global Income Fund | Semiannual report

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying fund of investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2014, the fund used forward foreign currency contracts to manage against changes in currency exchange rates. During the six months ended January 31, 2014, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $23.2 million to $35.2 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

GBP	386,856	USD	641,029	Citibank N.A.	3-14-14	—	($5,261)	($5,261)
USD	7,784,423	BRL	19,022,017	Citibank N.A.	3-6-14	—	(36,733)	(36,733)
USD	5,932,626	COP	11,627,353,063	Citibank N.A.	2-21-14	$170,082	—	170,082
USD	13,667,818	EUR	9,994,200	Citibank N.A.	3-14-14	188,581	—	188,581
USD	2,668,471	GBP	1,617,500	Citibank N.A.	3-14-14	10,234	—	10,234
USD	4,546,573	IDR	54,649,133,622	Citibank N.A.	2-21-14	83,675	—	83,675
						$452,572	($41,994)	$410,578

Currency Abbreviation
BRL	Brazilan Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah

Semiannual report | Global Income Fund	35

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Receivable-payable for	Forward foreign	$452,572	($41,994)
contracts	forward foreign currency	currency
	exchange contracts	exchange
contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign currency contracts	Net realized gain (loss)	($872,486)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

		TRANSLATION OF ASSETS AND LIABILITIES
RISK	STATEMENT OF OPERATIONS LOCATION	IN FOREIGN CURRENCIES*

Foreign currency contracts	Change in unrealized appreciation	$688,489
	(depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.825% of the first $250,000,000 of the fund’s average daily net assets, b) 0.790% of the

36	Global Income Fund | Semiannual report

next $500,000,000 of the fund’s average daily net assets and c) 0.770% of the fund’s average daily net assets in excess of $750,000,000. The Advisor has a subadvisory agreement with Stone Harbor Investment Partners LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse operating expenses for Class A and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% and 1.04% for Class A and Class I shares, respectively. The current expense limitation agreement expires on November 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse other expenses of the fund, excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, state registration fees, taxes, brokerage commissions, interest expense, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions amounted to $11,674, $10,878 and $16,275 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2014.

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the six months ended January 31, 2014 were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

The fund did not recapture operating expenses during the period. The fund has amounts eligible for recovery going forward, as follows:

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JANUARY 1, 2017	ENDED 1-31-14

—	—	$15,223	$22,516	—

Semiannual report | Global Income Fund	37

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares for distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,868 for the six months ended January 31, 2014. Of this amount, $1,976 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,892 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Shares Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

38	Global Income Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION AND	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	SERVICE FEES	AGENT FEES	FEES	POSTAGE

A	$1,421	$656	$10,418	$1,268
I	—	170	10,418	504
Total	$1,421	$826	$20,836	$1,772

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and for the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14		Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	105,820	$1,058,144	50,296	$527,317
Distributions reinvested	3,021	29,962	435	4,412
Repurchased	(32,845)	(327,184)	(128)	(1,292)

Net increase	75,996	$760,922	50,603	$530,437

Class I shares

Sold	116,320	$1,150,000	10,238	$110,000
Distributions reinvested	661	6,495	117	1,184
Repurchased	(10,533)	(105,155)	—	—

Net increase	106,448	$1,051,340	10,355	$111,184

Class NAV shares

Sold	4,556,769	$45,399,179	8,620,566	$90,658,666
Distributions reinvested	1,976,433	19,629,742	3,350,641	35,281,784
Repurchased	(4,391,898)	(43,881,321)	(3,079,853)	(32,486,647)

Net increase	2,141,304	$21,147,600	8,891,354	$93,453,803

Total net increase	2,323,748	$22,959,862	8,952,312	$94,095,424

Affiliates of the fund owned 2%, 2% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on January 31, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $224,091,984 and $209,092,664, respectively, for the six months ended January 31, 2014.

Semiannual report | Global Income Fund	39

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2014, funds within the John Hancock funds complex held 99.6% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Fund II Alternative Asset Allocation	12.6%
John Hancock Fund II Lifestyle Growth Portfolio	18.0%
John Hancock Fund II Lifestyle Balanced Portfolio	32.4%
John Hancock Fund II Lifestyle Moderate Portfolio	13.6%
John Hancock Fund II Lifestyle Conservative Portfolio	8.2%

40	Global Income Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Stone Harbor Investment Partners LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Global Income Fund	41

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	352SA 1/14
MF174959	3/14

John Hancock
INVESTMENTS

John Hancock

Absolute Return Currency Fund

(formerly Currency Strategies Fund)

Semiannual Report

1.31.14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	2.08	—	—	–0.12	–0.91	2.08	—	—	–0.41

Class I2	5.72	—	—	1.20	2.36	5.72	—	—	4.28

Class R6[2,3]	5.70	—	—	1.30	2.35	5.70	—	—	4.64

Class NAV[2]	5.90	—	—	1.40	2.44	5.90	—	—	4.99

Index†	0.03	—	—	0.06	0.01	0.03	—	—	0.20

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.53	1.16	0.92	0.92
Gross (%)	1.53	1.16	1.53	0.92

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Citigroup 1-Month U.S. Treasury Bill Index.

See the following page for footnotes.

6	Absolute Return Currency Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	8-2-10	$10,428	$10,428	$10,020

Class R6[2]	8-2-10	10,464	10,464	10,020

Class NAV[2]	8-2-10	10,499	10,499	10,020

Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 8-2-10.

2 For certain types of investors as described in the fund’s prospectuses.

3 Class R6 shares were first offered on 11-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Semiannual report | Absolute Return Currency Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended on 1-31-14[1]

Class A	$1,000.00	$1,021.90	$7.24

Class I	1,000.00	1,023.60	5.56

Class R6	1,000.00	1,023.50	5.36

Class NAV	1,000.00	1,024.40	4.64

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Absolute Return Currency Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended on 1-31-14[1]

Class A	$1,000.00	$1,018.00	$7.22

Class I	1,000.00	1,019.70	5.55

Class R6	1,000.00	1,019.90	5.35

Class NAV	1,000.00	1,020.60	4.63

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.42%, 1.09%, 1.05%, and 0.91% for Class A, Class I, Class R6, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Absolute Return Currency Fund	9

Currency allocation

1 As a percentage of net assets on 1-31-14. The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.

10	Absolute Return Currency Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

Short-Term Investments 99.7%			$1,330,755,519

(Cost $1,330,754,977)
		Maturity
	Yield (%)*	date	Par value	Value

U.S. Government 95.7%			1,277,884,102

U.S. Treasury Bill	0.035	03-20-14	532,000,000	531,960,100

U.S. Treasury Bill	0.064	03-27-14	506,000,000	505,950,412

U.S. Treasury Bill	0.073	07-10-14	75,000,000	74,986,125

U.S. Treasury Bill	0.080	04-24-14	125,000,000	124,991,625

U.S. Treasury Bill	0.100	05-29-14	40,000,000	39,995,840

		Yield (%)	Shares	Value

Money Market Funds 4.0%				52,871,417

State Street Institutional Liquid Reserves Fund		0.0587 (Y)	52,871,417	52,871,417

Total investments (Cost $1,330,754,977)† 99.7%			$1,330,755,519

Other assets and liabilities, net 0.3%				$4,184,497

Total net assets 100.0%			$1,334,940,016

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,330,754,977. Net unrealized appreciation aggregated $542, of which $32,556 related to appreciated investment securities and $32,014 related to depreciated investment securities.

The following table summarizes the forward foreign currency contracts held by the fund at 1-31-14:

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	284,571,386	USD	254,499,305	Barclays Bank PLC	3-19-14	—	($6,177,019)	($6,177,019)
				Wholesale
AUD	165,862,938	USD	148,602,550	J. Aron & Company	3-19-14	—	(3,867,465)	(3,867,465)
AUD	4,095,602	USD	3,668,644	Morgan Stanley	3-19-14	—	(94,745)	(94,745)
				Capital Services, Inc.
CAD	64,911,496	USD	60,782,538	Barclays Bank PLC	3-19-14	—	(2,560,105)	(2,560,105)
				Wholesale
CAD	70,130,445	USD	64,715,154	J. Aron & Company	3-19-14	—	(1,811,581)	(1,811,581)
CAD	56,720,728	USD	51,199,960	Morgan Stanley	3-19-14	—	(324,245)	(324,245)
				Capital Services, Inc.

See notes to financial statements	Semiannual report | Absolute Return Currency Fund	11

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

CHF	33,965,231	USD	37,788,682	Barclays Bank PLC	3-19-14	—	($312,460)	($312,460)
				Wholesale
CHF	102,414,917	USD	113,964,947	Morgan Stanley	3-19-14	—	(963,387)	(963,387)
				Capital Services, Inc.
EUR	316,370,027	USD	428,773,944	Barclays Bank PLC	3-19-14	—	(2,082,780)	(2,082,780)
				Wholesale
EUR	304,252,397	USD	413,696,953	J. Aron & Company	3-19-14	—	(3,348,948)	(3,348,948)
EUR	210,017,013	USD	285,460,837	Morgan Stanley	3-19-14	—	(2,208,960)	(2,208,960)
				Capital Services, Inc.
GBP	183,635,863	USD	299,944,208	Barclays Bank PLC	3-19-14	$1,835,612	—	1,835,612
				Wholesale
GBP	119,554,617	USD	195,443,255	J. Aron & Company	3-19-14	1,028,013	—	1,028,013
GBP	126,258,209	USD	206,328,716	Morgan Stanley	3-19-14	1,158,967	—	1,158,967
				Capital Services, Inc.
JPY	33,034,075,734	USD	316,547,544	Barclays Bank PLC	3-19-14	6,848,153	—	6,848,153
				Wholesale
JPY	79,685,138,845	USD	774,927,141	J. Aron & Company	3-19-14	5,171,306	—	5,171,306
JPY	1,730,000,000	USD	16,736,411	Morgan Stanley	3-19-14	199,876	—	199,876
				Capital Services, Inc.
NOK	1,903,344,185	USD	308,825,533	Barclays Bank PLC	3-19-14	—	(6,095,236)	(6,095,236)
				Wholesale
NOK	880,001,464	USD	143,160,144	J. Aron & Company	3-19-14	—	(3,194,337)	(3,194,337)
NOK	1,775,458,449	USD	287,972,593	Morgan Stanley	3-19-14	—	(5,582,752)	(5,582,752)
				Capital Services, Inc.
NZD	234,231,337	USD	193,574,536	Barclays Bank PLC	3-19-14	—	(4,757,292)	(4,757,292)
				Wholesale
NZD	83,293,935	USD	68,847,820	J. Aron & Company	3-19-14	—	(1,703,383)	(1,703,383)
NZD	222,686,782	USD	183,654,546	Morgan Stanley	3-19-14	—	(4,143,532)	(4,143,532)
				Capital Services, Inc.
SEK	1,585,376,383	USD	242,952,968	Barclays Bank PLC	3-19-14	—	(1,131,432)	(1,131,432)
				Wholesale
SEK	821,698,288	USD	126,250,429	Morgan Stanley	3-19-14	—	(914,678)	(914,678)
				Capital Services, Inc.
SGD	53,864,992	USD	42,495,344	Barclays Bank PLC	3-19-14	—	(305,377)	(305,377)
				Wholesale
SGD	15,000,000	USD	11,748,397	J. Aron & Company	3-19-14	413	—	413
SGD	5,000,000	USD	3,915,313	Morgan Stanley	3-19-14	956	—	956
				Capital Services, Inc.
USD	292,192,041	AUD	328,044,881	Barclays Bank PLC	3-19-14	5,933,976	—	5,933,976
				Wholesale
USD	34,434,726	AUD	39,000,000	J. Aron & Company	3-19-14	—	(70,054)	(70,054)
USD	110,846,770	AUD	126,086,512	Morgan Stanley	3-19-14	800,461	—	800,461
				Capital Services, Inc.
USD	172,242,311	CAD	184,529,561	Barclays Bank PLC	3-19-14	6,728,331	—	6,728,331
				Wholesale
USD	633,114,509	CAD	679,053,911	J. Aron & Company	3-19-14	23,653,807	—	23,653,807
USD	317,442,917	CAD	343,540,075	Morgan Stanley	3-19-14	9,304,291	—	9,304,291
				Capital Services, Inc.
USD	379,282,952	CHF	343,407,100	Barclays Bank PLC	3-19-14	377,819	—	377,819
				Wholesale
USD	568,006,832	CHF	513,397,862	J. Aron & Company	3-19-14	1,538,973	—	1,538,973
USD	286,910,740	CHF	259,109,883	Morgan Stanley	3-19-14	1,016,639	—	1,016,639
				Capital Services, Inc.
USD	29,048,577	EUR	21,205,535	Barclays Bank PLC	3-19-14	448,478	—	448,478
				Wholesale

12	Absolute Return Currency Fund | Semiannual report	See notes to financial statements

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	5,114,079	EUR	3,756,788	Morgan Stanley	3-19-14	$47,264	—	$47,264
				Capital Services, Inc.
USD	182,811,617	GBP	111,134,864	Barclays Bank PLC	3-19-14	177,036	—	177,036
				Wholesale
USD	77,174,936	GBP	46,992,969	J. Aron & Company	3-19-14	—	($51,426)	(51,426)
USD	46,258,424	GBP	28,140,229	Morgan Stanley	3-19-14	13,899	—	13,899
				Capital Services, Inc.
USD	33,764,483	JPY	3,458,381,066	Barclays Bank PLC	3-19-14	—	(92,240)	(92,240)
				Wholesale
USD	15,192,487	JPY	1,554,753,564	J. Aron & Company	3-19-14	—	(28,178)	(28,178)
USD	60,832,802	JPY	6,230,981,639	Morgan Stanley	3-19-14	—	(167,018)	(167,018)
				Capital Services, Inc.
USD	33,679,453	NOK	208,618,230	Barclays Bank PLC	3-19-14	498,349	—	498,349
				Wholesale
USD	72,421,811	NOK	447,793,566	J. Aron & Company	3-19-14	526,237	—	526,237
USD	88,759,769	NOK	547,850,703	Morgan Stanley	3-19-14	1,623,135	—	1,623,135
				Capital Services, Inc.
USD	233,714,035	NZD	287,622,780	Barclays Bank PLC	3-19-14	1,857,184	—	1,857,184
				Wholesale
USD	449,309,596	NZD	551,354,565	J. Aron & Company	3-19-14	4,854,769	—	4,854,769
USD	175,157,329	NZD	214,891,791	Morgan Stanley	3-19-14	1,929,975	—	1,929,975
				Capital Services, Inc.
USD	382,572,745	SEK	2,496,668,754	Barclays Bank PLC	3-19-14	1,749,439	—	1,749,439
				Wholesale
USD	234,280,822	SEK	1,527,752,006	J. Aron & Company	3-19-14	1,248,879	—	1,248,879
USD	202,357,328	SEK	1,319,346,679	Morgan Stanley	3-19-14	1,113,988	—	1,113,988
				Capital Services, Inc.
USD	261,801,787	SGD	329,056,390	Barclays Bank PLC	3-19-14	4,067,077	—	4,067,077
				Wholesale
USD	178,763,538	SGD	225,345,575	J. Aron & Company	3-19-14	2,260,729	—	2,260,729
USD	125,128,650	SGD	157,647,327	Morgan Stanley	3-19-14	1,643,173	—	1,643,173
				Capital Services, Inc.
						$89,657,204	($51,988,630)	$37,668,574

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	United States Dollar
JPY	Japanese Yen

See notes to financial statements	Semiannual report | Absolute Return Currency Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,330,754,977)	$1,330,755,519
Receivable for fund shares sold	1,206,736
Receivable for forward foreign currency exchange contracts	89,657,204
Interest receivable	3,021
Other receivables and prepaid expenses	33,972

Total assets	1,421,656,452

Liabilities

Payable for forward foreign currency exchange contracts	51,988,630
Payable for fund shares repurchased	34,571,844
Payable to affiliates
Accounting and legal services fees	48,433
Transfer agent fees	26,874
Trustees’ fees	1,174
Investment management fees	143
Other liabilities and accrued expenses	79,338

Total liabilities	86,716,436

Net assets	$1,334,940,016

Net assets consist of

Paid-in capital	$1,313,337,183
Accumulated net investment loss	(5,638,424)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(10,427,859)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	37,669,116
Net assets	$1,334,940,016

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($32,486,228 ÷ 3,437,810 shares)[1]	$9.45
Class I ($85,209,741 ÷ 8,868,454 shares)	$9.61
Class R6 ($48,498,625 ÷ 5,024,450 shares)	$9.65
Class NAV ($1,168,745,422 ÷ 120,716,520 shares)	$9.68

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.74

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

14	Absolute Return Currency Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$308,165

Expenses

Investment management fees	5,597,472
Distribution and service fees	52,334
Accounting and legal services fees	82,717
Transfer agent fees	69,796
Trustees’ fees	6,291
State registration fees	29,718
Printing and postage	12,698
Professional fees	39,716
Custodian fees	63,629
Registration and filing fees	17,891
Expense recapture	8,793
Other	10,343

Total expenses	5,991,398
Less expense reductions	(44,809)

Net expenses	5,946,589

Net investment loss	(5,638,424)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	42
Foreign currency transactions	(19,876,717)

(19,876,675)
Change in net unrealized appreciation (depreciation) of
Investments	(46,224)
Translation of assets and liabilities in foreign currencies	58,378,373

58,332,149

Net realized and unrealized gain	38,455,474

Increase in net assets from operations	$32,817,050

See notes to financial statements	Semiannual report | Absolute Return Currency Fund	15

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13

Increase (decrease) in net assets

From operations
Net investment loss	($5,638,424)	($9,287,883)
Net realized gain (loss)	(19,876,675)	98,362,116
Change in net unrealized appreciation (depreciation)	58,332,149	25,264,997

Increase in net assets resulting from operations	32,817,050	114,339,230

Distributions to shareholders
From net realized gain
Class A	(2,367,167)	(242,826)
Class I	(5,443,267)	(841,400)
Class R6	(2,910,158)	(52,774)
Class NAV	(75,237,482)	(13,441,057)

Total distributions	(85,958,074)	(14,578,057)

From fund share transactions	193,210,396	137,167,224

Total increase	140,069,372	236,928,397

Net assets

Beginning of period	1,194,870,644	957,942,247

End of period	$1,334,940,016	$1,194,870,644

Accumulated net investment loss	($5,638,424)	—

16	Absolute Return Currency Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.91	$9.16	$8.58	$10.00
Net investment loss[3]	(0.07)	(0.14)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	0.26	1.02	0.72	(1.28)
Total from investment operations	0.19	0.88	0.58	(1.42)
Less distributions
From net realized gain	(0.65)	(0.13)	—	—
Net asset value, end of period	$9.45	$9.91	$9.16	$8.58
Total return (%)[4,5]	2.19[6]	9.69	6.76	(14.20)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$32	$28	$11	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[7]	1.61[8]	1.74	1.56[7]
Expenses including reductions	1.42[7]	1.60	1.60	1.56[7]
Net investment loss	(1.37)[7]	(1.50)	(1.53)	(1.48)[7]
Portfolio turnover (%)	—	—	—	—

1 Six months ended 1-31-14. Unaudited
2 Period from 8-2-10 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net reductions.

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.05	$9.24	$8.61	$10.00
Net investment loss[3]	(0.05)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	0.26	1.04	0.73	(1.30)
Total from investment operations	0.21	0.94	0.63	(1.39)
Less distributions
From net realized gain	(0.65)	(0.13)	—	—
Net asset value, end of period	$9.61	$10.05	$9.24	$8.61
Total return (%)[4]	2.36[5]	10.26	7.32	(13.90)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$85	$65	$43	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[6]	1.11	1.17	1.05[6]
Expenses including reductions	1.09[6]	1.11	1.17	1.05[6]
Net investment loss	(1.04)[6]	(1.01)	(1.10)	(0.98)[6]
Portfolio turnover (%)	—	—	—	—

1 Six months ended 1-31-14. Unaudited
2 Period from 8-2-10 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Absolute Return Currency Fund	17

CLASS R6 SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.09	$9.27	$9.29
Net investment loss[3]	(0.05)	(0.09)	(0.07)
Net realized and unrealized gain on investments	0.26	1.04	0.05
Total from investment operations	0.21	0.95	(0.02)
Less distributions
From net realized gain	(0.65)	(0.13)	—
Net asset value, end of period	$9.65	$10.09	$9.27
Total return (%)[4]	2.35[5]	10.34	(0.22)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$48	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.52	1.40[6]
Expenses including reductions	1.05[6]	1.05	1.05[6]
Net investment loss	(1.00)[6]	(0.95)	(0.97)[6]
Portfolio turnover (%)	—	—	—

1 Six months ended 1-31-14. Unaudited
2 The inception date for Class R6 shares is 11-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

CLASS NAV SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.11	$9.28	$8.63	$10.00
Net investment loss[3]	(0.04)	(0.08)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.26	1.04	0.73	(1.29)
Total from investment operations	0.22	0.96	0.65	(1.37)
Less distributions
From net realized gain	(0.65)	(0.13)	—	—
Net asset value, end of period	$9.68	$10.11	$9.28	$8.63
Total return (%)[4]	2.44[5]	10.43	7.53	(13.70)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,169	$1,098	$901	$878
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.92	0.94	0.95[6]
Expenses including reductions	0.91[6]	0.92	0.93	0.95[6]
Net investment loss	(0.86)[6]	(0.82)	(0.86)	(0.86)[6]
Portfolio turnover (%)	—	—	—	—

1 Six months ended 1-31-14. Unaudited
2 Period from 8-2-10 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

18	Absolute Return Currency Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Absolute Return Currency Fund, formerly Currency Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Effective January 3, 2014, the investment objective of the fund is to achieve absolute return from investments in currency markets. Prior to January 3, 2014, the fund’s investment objective was to seek to achieve total return from investments in currency markets.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Effective January 3, 2014, John Hancock Currency Strategies Fund changed its name to John Hancock Absolute Return Currency Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

Semiannual report | Absolute Return Currency Fund	19

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is

20	Absolute Return Currency Fund | Semiannual report

reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $355. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or

Semiannual report | Absolute Return Currency Fund	21

otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the funds’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2014, the fund used forward foreign currency contracts to manage exposure to currency. During the six months ended January 31, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $6.8 billion to $10.9 billion, as measured at each quarter end. Forward currency contracts are presented in a table at the end of the Fund’s investments.

22	Absolute Return Currency Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign Currency	Receivable/payable for	Forward foreign	$89,657,204	($51,988,630)
Contracts	forward foreign currency	currency
	exchange contracts	contracts

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

	ASSET	LIABILITY

Foreign forward	$89,657,204	($51,988,630)
currency contracts
Totals	$89,657,204	($51,988,630)

	TOTAL MARKET VALUE	COLLATERAL RECEIVED	COLLATERAL
COUNTERPARTY	OF OTC DERIVATIVES	BY FUND	PLEDGED BY FUND	NET EXPOSURE

Barclays Bank PLC	$7,007,513	$5,340,000	—	$1,667,513
Wholesale
J. Aron & Company	26,207,754	22,690,000	—	3,517,754
Morgan Stanley	4,453,307	5,780,000	—	(1,326,693)
Capital Services, Inc.
Totals	$37,668,574	$33,810,000	—	$3,858,574

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

	STATEMENT OF	FOREIGN CURRENCY
RISK	OPERATIONS LOCATION	TRANSACTIONS*

Foreign Currency Contracts	Net realized gain (loss) on	($19,876,717)

*Realized gain/loss associated with forward currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

	STATEMENT OF	FOREIGN CURRENCY
RISK	OPERATIONS LOCATION	TRANSACTIONS*

Foreign Currency Contracts	Change in unrealized	$58,378,373
	appreciation (depreciation) of

*Change in unrealized appreciation/depreciation associated with forward currency contracts is included in this caption on the Statement of operations.

Semiannual report | Absolute Return Currency Fund	23

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.95% of the first $250,000,000 of the fund’s average daily net assets, b) 0.90% of the next $250,000,000 of the fund’s average daily net assets and c) 0.85% of the fund’s average daily net assets in excess of $500,000,000. The Advisor has a subadvisory agreement with First Quadrant, L.P. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% and 1.05% for Class A and Class R6 shares, respectively. The fee waiver and/or reimbursement will continue in effect until November 30, 2014, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. Effective January 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expense of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until November 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, printing and postage, blue sky fees, taxes,

24	Absolute Return Currency Fund | Semiannual report

brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund. The waivers are such that these expenses will not exceed 0.15% of the fund’s average annual net assets.

The fee waivers and/or expense reimbursements described above amounted to $1,020, $2,157, $8,203, and $33,429 for Class A, Class I, Class R6, and Class NAV shares, respectively, for the six months ended January 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2014 were equivalent to a net annual effective rate 0.87% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE
AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	FOR RECOVERY	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	THROUGH	DURING THE PERIOD
THROUGH JULY 1, 2014	THROUGH JULY 1, 2015	THROUGH JULY 1, 2016	JANUARY 1, 2017	ENDED 1-31-14

—	$2,687	$16,870	$5,211	$8,793

Amounts recovered by class

CLASS	AMOUNT

Class A	$194
Class R6	$8,599

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares for distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16,003 for the six months ended January 31, 2014. Of this amount, $2,959 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $13,044 was paid as sales commissions to broker-dealers.

Semiannual report | Absolute Return Currency Fund	25

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. During the six months ended January 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$52,334	$24,295	$10,004	$1,774
Class I	—	43,194	11,112	10,578
Class R6	—	2,307	8,602	346
Total	$52,334	$69,796	$29,718	$12,698

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14			Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,736,527	$17,125,899	1,086,324	$10,070,544
Distributions reinvested	258,866	2,363,445	—	—
Repurchased	(1,428,817)	(13,633,632)	(594,882)	(5,444,349)

Net increase	566,576	$5,855,712	491,442	$4,626,195

26	Absolute Return Currency Fund | Semiannual report

	Six months ended 1-31-14			Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	4,244,988	$42,333,381	4,047,716	$37,829,410
Distributions reinvested	532,117	4,938,050	—	—
Repurchased	(2,338,064)	(23,095,383)	(2,435,917)	(22,284,404)

Net increase	2,439,041	$24,176,048	1,611,799	$15,545,006

Class R6 shares[1]

Sold	4,753,314	$47,612,781	544,454	$5,124,419
Distributions reinvested	18,478	172,217	—	—
Repurchased	(132,849)	(1,345,105)	(219,710)	(2,094,427)

Net increase	4,638,943	$46,439,893	324,744	$3,029,992

Class NAV shares

Sold	12,389,394	$123,535,792	19,606,407	$180,330,637
Distributions reinvested	8,046,790	75,237,482	—	—
Repurchased	(8,260,699)	(82,034,531)	(24,259,863)	(225,109,077)

Net increase (decrease)	12,175,485	$116,738,743	(4,653,456)	($44,778,440)

Total net increase (decrease)	19,820,045	$193,210,396	(2,225,471)	($21,577,247)

1 Period from 11-1-11 (inception date) to 7-31-12.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2014.

Note 7 — Purchase and sale of securities

All purchases and sales of the fund were of short-term investments for the six months ended January 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2014, funds within the John Hancock funds complex held 87.6% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Alternative Asset Allocation	7.6%
John Hancock Lifestyle Aggressive portfolio	6.9%
John Hancock Lifestyle Balanced portfolio	25.2%
John Hancock Lifestyle Conservative portfolio	7.1%
John Hancock Lifestyle Growth portfolio	20.7%
John Hancock Lifestyle Moderate portfolio	8.3%

Semiannual report | Absolute Return Currency Fund	27

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	First Quadrant, L.P.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

28	Absolute Return Currency Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	364SA 1/14
MF174953	3/14

John Hancock
INVESTMENTS

John Hancock
Fundamental Large Cap Core Fund

Semiannual Report
1.31.14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	14.03	—	—	11.93	2.50	14.03	—	—	35.14

Class I2	20.47	—	—	14.59	8.05	20.47	—	—	43.86

Index†	21.52	—	—	13.55	6.85	21.52	—	—	40.41

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.30	0.94
Gross (%)	2.44	1.83

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the S&P 500 Index.

See the following page for footnotes.

6	Fundamental Large Cap Core Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	6-1-11	$14,386	$14,386	$14,041

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-1-11.

2 For certain types of investors as described in the fund’s prospectus.

Semiannual report | Fundamental Large Cap Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended on 1-31-14[1]

Class A	$1,000.00	$1,078.90	$6.81

Class I	1,000.00	1,080.50	4.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental Large Cap Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended on 1-31-14[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,025.50	4.79

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.30%, and 0.94% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Fundamental Large Cap Core Fund	9

Portfolio summary

Top 10 Holdings (42.6% of Net Assets on 1-31-14)[1,2]

Amazon.com, Inc.	5.8%	JPMorgan Chase & Company	4.4%

Apple, Inc.	5.1%	Lennar Corp., Class A	3.8%

Google, Inc., Class A	5.0%	The Goldman Sachs Group, Inc.	3.2%

Bank of America Corp.	4.9%	American International Group, Inc.	2.9%

QUALCOMM, Inc.	4.8%	Morgan Stanley	2.7%

Sector Composition[1,3]

Financials	24.8%	Industrials	6.3%

Information Technology	23.8%	Health Care	6.1%

Consumer Discretionary	18.2%	Consumer Staples	5.3%

Energy	11.1%	Short-Term Investments & Other	4.4%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Fundamental Large Cap Core Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

	Shares	Value

Common Stocks 95.6%		$29,975,051

(Cost $25,816,508)

Consumer Discretionary 18.2%		5,714,172

Hotels, Restaurants & Leisure 1.5%

McDonald’s Corp.	5,003	471,133

Household Durables 7.1%

Lennar Corp., Class A	29,872	1,199,659

NVR, Inc. (I)	562	648,216

Tempur Sealy International, Inc. (I)	7,727	380,864

Internet & Catalog Retail 5.9%

Amazon.com, Inc. (I)	5,113	1,833,982

Media 1.0%

Omnicom Group, Inc.	4,481	325,231

Specialty Retail 2.7%

AutoZone, Inc. (I)	667	330,205

Lowe’s Companies, Inc.	11,339	524,882

Consumer Staples 5.3%		1,656,856

Beverages 4.5%

Diageo PLC, ADR	3,901	468,315

PepsiCo, Inc.	7,985	641,675

SABMiller PLC	6,674	299,865

Tobacco 0.8%

Philip Morris International, Inc.	3,161	247,001

Energy 11.1%		3,482,538

Energy Equipment & Services 3.7%

National Oilwell Varco, Inc.	5,219	391,477

Schlumberger, Ltd.	8,690	760,983

Oil, Gas & Consumable Fuels 7.4%

Apache Corp.	9,949	798,507

Chevron Corp.	2,242	250,274

Exxon Mobil Corp.	2,885	265,882

Occidental Petroleum Corp.	7,651	669,998

Southwestern Energy Company (I)	8,489	345,417

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	11

	Shares	Value

Financials 24.8%		$7,778,085

Capital Markets 9.0%

Morgan Stanley	28,957	854,521

State Street Corp.	8,230	550,999

T. Rowe Price Group, Inc.	5,165	405,143

The Goldman Sachs Group, Inc.	6,120	1,004,414

Commercial Banks 0.9%

Wells Fargo & Company	6,480	293,803

Consumer Finance 1.0%

American Express Company	3,677	312,619

Diversified Financial Services 9.3%

Bank of America Corp.	91,773	1,537,198

JPMorgan Chase & Company	25,106	1,389,868

Insurance 4.6%

American International Group, Inc.	19,256	923,518

Prudential Financial, Inc.	5,996	506,002

Health Care 6.1%		1,917,736

Biotechnology 1.0%

Amgen, Inc.	2,694	320,451

Health Care Equipment & Supplies 1.4%

Medtronic, Inc.	7,968	450,670

Pharmaceuticals 3.7%

Merck & Company, Inc.	11,478	607,990

Novartis AG, ADR	6,812	538,625

Industrials 6.3%		1,956,375

Aerospace & Defense 1.1%

L-3 Communications Holdings, Inc.	3,013	334,654

Air Freight & Logistics 1.2%

United Parcel Service, Inc., Class B	3,907	372,064

Industrial Conglomerates 1.9%

General Electric Company	23,045	579,121

Machinery 0.9%

Caterpillar, Inc.	3,097	290,839

Professional Services 1.2%

IHS, Inc., Class A (I)	3,348	379,697

Information Technology 23.8%		7,469,289

Communications Equipment 6.5%

Cisco Systems, Inc.	25,084	549,590

QUALCOMM, Inc.	20,198	1,499,096

Computers & Peripherals 7.3%

Apple, Inc.	3,173	1,588,404

EMC Corp.	29,136	706,257

Internet Software & Services 5.0%

Google, Inc., Class A (I)	1,323	1,562,423

12	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Semiconductors & Semiconductor Equipment 1.5%

Intel Corp.	18,736	$459,781

Software 3.5%

FactSet Research Systems, Inc.	2,720	287,694

Oracle Corp.	22,115	816,044

Short-Term Investments 3.4%		$1,053,000

(Cost $1,053,000)

Repurchase Agreement 3.4%		$1,053,000
Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020% to be repurchased at $1,053,002 on 2-3-14, collateralized by $1,080,200
U.S. Treasury Notes, 0.750% due 6-30-17 (valued at $1,074,143,
including interest)	1,053,000	1,053,000

Total investments (Cost $26,869,508)† 99.0%		$31,028,051

Other assets and liabilities, net 1.0%		$328,781

Total net assets 100.0%		$31,356,832

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $26,893,922. Net unrealized appreciation aggregated $4,134,129 of which $4,226,091 related to appreciated investment securities and $91,962 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $26,869,508)	$31,028,051
Cash	253,112
Foreign currency, at value (Cost $7,603)	7,596
Receivable for fund shares sold	182,571
Dividends receivable	9,636
Receivable due from advisor	741
Other receivables and prepaid expenses	13,832

Total assets	31,495,539

Liabilities

Payable for fund shares repurchased	99,730
Payable to affiliates
Accounting and legal services fees	1,067
Transfer agent fees	6,756
Other liabilities and accrued expenses	31,154

Total liabilities	138,707

Net assets	$31,356,832

Net assets consist of

Paid-in capital	$26,999,633
Accumulated distributions in excess of net investment income	(16,321)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	214,984
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	4,158,536

Net assets	$31,356,832

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($6,430,902 ÷ 471,967 shares)[1]	$13.63
Class I ($24,925,930 ÷ 1,825,149 shares)	$13.66

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.35

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$217,897
Less foreign taxes withheld	(41)

Total investment income	217,856

Expenses

Investment management fees	101,206
Distribution and service fees	8,338
Accounting and legal services fees	1,815
Transfer agent fees	17,019
Trustees’ fees	118
State registration fees	20,906
Printing and postage	4,384
Professional fees	20,175
Custodian fees	6,050
Registration and filing fees	12,675
Other	3,061

Total expenses	195,747
Less expense reductions	(54,522)

Net expenses	141,225

Net investment income	76,631

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	498,891
Foreign currency transactions	379

499,270
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,454,876
Translation of assets and liabilities in foreign currencies	5

1,454,881

Net realized and unrealized gain	1,954,151

Increase in net assets from operations	$2,030,782

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	15

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13

Increase (decrease) in net assets

From operations
Net investment income	$76,631	$101,324
Net realized gain	499,270	507,629
Change in net unrealized appreciation (depreciation)	1,454,881	2,533,372

Increase in net assets resulting from operations	2,030,782	3,142,325

Distributions to shareholders
From net investment income
Class A	(17,255)	(4,589)
Class I	(145,853)	(34,650)
From net realized gain
Class A	(136,434)	(32,865)
Class I	(536,586)	(71,193)

Total distributions	(836,128)	(143,297)

From fund share transactions	7,415,130	15,697,060

Total increase	8,609,784	18,696,088

Net assets

Beginning of period	22,747,048	4,050,960

End of period	$31,356,832	$22,747,048

Undistributed (accumulated distributions in excess of) net
investment income	($16,321)	$70,156

16	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$12.95	$10.35	$9.73	$10.00
Net investment income[3]	0.02	0.06	0.04	—[4]
Net realized and unrealized gain (loss) on investments	1.01	2.67	0.64	(0.27)
Total from investment operations	1.03	2.73	0.68	(0.27)
Less distributions
From net investment income	(0.04)	(0.02)	(0.03)	—
From net realized gain	(0.31)	(0.11)	(0.03)	—
Total distributions	(0.35)	(0.13)	(0.06)	—
Net asset value, end of period	$13.63	$12.95	$10.35	$9.73
Total return (%)[5,6]	7.89[7]	26.53	7.09	(2.70)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$5	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[8]	2.45	6.29	5.95[8]
Expenses including reductions	1.30[8]	1.30	1.30	1.30[8]
Net investment income (loss)	0.25[8]	0.56	0.46	(0.12)[8]
Portfolio turnover (%)	14	31	40	4

1 Six months ended 1-31-14. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	17

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$13.00	$10.38	$9.74	$10.00
Net investment income[3]	0.04	0.11	0.09	0.01
Net realized and unrealized gain (loss) on investments	1.02	2.67	0.64	(0.27)
Total from investment operations	1.06	2.78	0.73	(0.26)
Less distributions
From net investment income	(0.09)	(0.05)	(0.06)	—
From net realized gain	(0.31)	(0.11)	(0.03)	—
Total distributions	(0.40)	(0.16)	(0.09)	—
Net asset value, end of period	$13.66	$13.00	$10.38	$9.74
Total return (%)[4]	8.05[5]	27.07	7.58	(2.60)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$18	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[6]	1.80	7.53	5.61[6]
Expenses including reductions	0.94[6]	0.92	0.84	0.84[6]
Net investment income	0.62[6]	0.89	0.93	0.36[6]
Portfolio turnover (%)	14	31	40	4

1 Six months ended 1-31-14. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

18	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the fund), is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Fundamental Large Cap Core Fund	19

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$5,714,172	$5,714,172	—	—
Consumer Staples	1,656,856	1,356,991	$299,865	—
Energy	3,482,538	3,482,538	—	—
Financials	7,778,085	7,778,085	—	—
Health Care	1,917,736	1,917,736	—	—
Industrials	1,956,375	1,956,375	—	—
Information Technology	7,469,289	7,469,289	—	—
Short-Term Investments	1,053,000	—	1,053,000	—

Total Investments in
Securities	$31,028,051	$29,675,186	$1,352,865	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing

20	Fundamental Large Cap Core Fund | Semiannual report

exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended month January 31, 2014 were $186. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Fundamental Large Cap Core Fund	21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.725% of the first $500,000,000 of the fund’s average daily net assets; b) 0.700% of the next $500,000,000 of the fund’s average daily net assets; c) 0.675% of the next $500,000,000 of the fund’s average daily net assets; and d) 0.650% of the fund’s average daily net assets in excess of $1,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimbursement expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

22	Fundamental Large Cap Core Fund | Semiannual report

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expense at 1.30% and 0.94% for Class A and Class I, shares respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses, and short dividend expense. The current expense limitation agreement expires on November 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commissions, interest expense, acquired fund fees, short dividend expense, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $15,571 and $38,951 for Class A and Class I shares, respectively, for the six months ended January 31, 2014.

The investment management fees, including the impact of the waivers and reimbursement described above, incurred for the six months ended January 31, 2014 were equivalent to a net effective rate of 0.33% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JULY 1, 2017	ENDED 1-31-14

$22,880	$160,314	$112,320	$53,702	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014, amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,659 for the six months ended January 31, 2014. Of this amount, $2,405 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,232 was paid as sales commissions to broker-dealers, and $22 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Semiannual report | Fundamental Large Cap Core Fund	23

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, CDSCs received by the Distributor amounted to $0 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$8,338	$3,854	$9,384	$1,257
I	—	$13,165	$11,522	$3,127
Total	$8,338	$17,019	$20,906	$4,384

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

24	Fundamental Large Cap Core Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and for the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14		Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	115,928	$1,584,691	136,512	$1,590,142
Distributions reinvested	6,201	86,878	1,250	13,835
Repurchased	(21,575)	(292,385)	(48,294)	(564,008)

Net increase	100,554	$1,379,184	89,468	$1,039,969

Class I shares

Sold	710,031	$9,562,497	1,365,519	$15,807,369
Distributions reinvested	48,616	682,083	9,544	105,843
Repurchased	(313,173)	(4,208,634)	(104,409)	(1,256,121)

Net increase	445,474	$6,035,946	1,270,654	$14,657,091

Total net increase	546,028	$7,415,130	1,360,122	$15,697,060

Affiliates of the Trust fund owned 41% of shares of beneficial interest of Class A shares, on January 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities amounted to $9,451,196 and $3,717,491 respectively, for the six months ended January 31, 2014.

Semiannual report | Fundamental Large Cap Core Fund	25

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

26	Fundamental Large Cap Core Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	372SA 1/14
MF174700	3/14

John Hancock INVESTMENTS

John Hancock
Fundamental Large Cap Value Fund

Semiannual Report
1.31.14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	12.06	—	—	13.16[1]	0.09	12.06	—	—	39.12[1]

Class I2	18.39	—	—	15.83[1]	5.45	18.39	—	—	48.08[1]

Class NAV[2]	18.70	—	—	27.99[3]	5.62	18.70	—	—	82.76[3]

Index†	20.02	—	—	13.25[1]	4.63	20.02	—	—	39.44[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.30	0.94	0.70
Gross (%)	1.51	1.12	0.70

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 1000 Value Index.

See the following page for footnotes.

6	Fundamental Large Cap Value Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	6-1-11	$14,808	$14,808	$13,944

Class NAV[2]	8-23-11	18,276	18,276	17,018

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-1-11.

2 For certain types of investors as described in the fund’s prospectuses.

3 From 8-23-11.

Semiannual report | Fundamental Large Cap Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended on 1-31-14[1]

Class A	$1,000.00	$1,053.60	$6.73

Class I	1,000.00	1,054.50	4.87

Class NAV	1,000.00	1,056.20	3.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental Large Cap Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended on 1-31-14[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.50	4.79

Class NAV	1,000.00	1,021.80	3.47

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.30%, 0.94%, and 0.68% for Class A, Class I, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Fundamental Large Cap Value Fund	9

Portfolio summary

Top 10 Holdings (37.8% of Net Assets on 1-31-14)[1,2]

JPMorgan Chase & Company	5.0%	Lennar Corp., Class A	3.7%

Bank of America Corp.	4.8%	Apache Corp.	3.1%

Apple, Inc.	4.1%	Morgan Stanley	3.1%

The Goldman Sachs Group, Inc.	4.1%	Northern Trust Corp.	2.9%

American International Group, Inc.	4.1%	Occidental Petroleum Corp.	2.9%

Sector Composition[1,3]

Financials	32.2%	Industrials	5.7%

Consumer Discretionary	16.0%	Health Care	5.6%

Energy	13.2%	Materials	1.7%

Information Technology	13.1%	Short-Term Investments & Other	2.7%

Consumer Staples	9.8%

Country Composition[1,3,4]

United States	87.0%	Germany	1.4%

United Kingdom	4.0%	France	1.0%

Switzerland	3.6%	Canada	0.4%

Netherlands	2.6%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor. Value stocks may decline in price. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

4 Each security trades in U.S. dollars.

10	Fundamental Large Cap Value Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

	Shares	Value

Common Stocks 97.3%		$996,790,817

(Cost $780,097,012)

Consumer Discretionary 16.0%		163,657,996

Diversified Consumer Services 2.3%

Apollo Education Group, Inc. (I)	723,128	23,349,800

Household Durables 6.1%

Dorel Industries, Inc., Class B	120,157	4,367,188

Lennar Corp., Class A	955,756	38,383,161

Tempur Sealy International, Inc. (I)	409,552	20,186,818

Media 1.2%

Omnicom Group, Inc.	162,531	11,796,500

Specialty Retail 5.0%

Advance Auto Parts, Inc.	250,548	28,765,416

Lowe’s Companies, Inc.	476,966	22,078,756

Textiles, Apparel & Luxury Goods 1.4%

Adidas AG	132,121	14,730,357

Consumer Staples 9.8%		100,835,474

Beverages 5.5%

Diageo PLC, ADR	119,292	14,321,005

Heineken Holding NV	173,119	9,970,008

PepsiCo, Inc.	207,133	16,645,208

SABMiller PLC	353,838	15,898,081

Food Products 1.0%

Danone SA	148,490	9,803,023

Household Products 1.3%

The Procter & Gamble Company	171,755	13,159,868

Tobacco 2.0%

Imperial Tobacco Group PLC	304,063	11,095,904

Philip Morris International, Inc.	127,238	9,942,377

Energy 13.2%		135,709,410

Energy Equipment & Services 3.2%

National Oilwell Varco, Inc.	161,580	12,120,116

Weatherford International, Ltd. (I)	1,555,674	21,063,826

Oil, Gas & Consumable Fuels 10.0%

Apache Corp.	396,407	31,815,626

Chevron Corp.	159,802	17,838,697

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	11

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Exxon Mobil Corp.	75,911	$6,995,958

Occidental Petroleum Corp.	337,947	29,594,019

Southwestern Energy Company (I)	400,127	16,281,168

Financials 32.2%		329,566,457

Capital Markets 14.4%

AllianceBernstein Holding LP	1,028,793	22,983,236

Morgan Stanley	1,074,187	31,699,258

Northern Trust Corp.	497,438	29,955,716

State Street Corp.	308,718	20,668,670

The Goldman Sachs Group, Inc.	254,766	41,812,196

Commercial Banks 4.0%

CIT Group, Inc.	406,949	18,943,476

Wells Fargo & Company	477,513	21,650,439

Diversified Financial Services 9.8%

Bank of America Corp.	2,952,844	49,460,137

JPMorgan Chase & Company	918,482	50,847,164

Insurance 4.0%

American International Group, Inc.	866,267	41,546,165

Health Care 5.6%		57,443,810

Biotechnology 0.8%

Amgen, Inc.	69,548	8,272,735

Health Care Equipment & Supplies 1.6%

Medtronic, Inc.	294,155	16,637,407

Pharmaceuticals 3.2%

Merck & Company, Inc.	316,486	16,764,263

Novartis AG, ADR	199,436	15,769,405

Industrials 5.7%		58,863,487

Air Freight & Logistics 1.7%

FedEx Corp.	132,181	17,622,371

Electrical Equipment 1.6%

Sensata Technologies Holding NV (I)	449,890	16,843,882

Industrial Conglomerates 2.4%

General Electric Company	970,841	24,397,234

Information Technology 13.1%		133,676,568

Communications Equipment 4.6%

Cisco Systems, Inc.	784,666	17,192,032

QUALCOMM, Inc.	397,380	29,493,544

Computers & Peripherals 4.1%

Apple, Inc.	84,448	42,274,669

Semiconductors & Semiconductor Equipment 1.1%

Intel Corp.	435,941	10,697,992

Software 3.3%

Microsoft Corp.	421,863	15,967,515

Oracle Corp.	489,182	18,050,816

12	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

	Shares	Value

Materials 1.7%		$17,037,615

Containers & Packaging 1.7%

Avery Dennison Corp.	345,801	17,037,615

	Par value	Value

Short-Term Investments 2.2%		$22,051,000

(Cost $22,051,000)

Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020%
to be repurchased at $22,051,025 on 2-3-14, collateralized by
$22,618,900 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$22,492,059, including interest)	$22,051,000	22,051,000

Total investments (Cost $802,148,012)† 99.5%	$1,018,841,817

Other assets and liabilities, net 0.5%		$5,048,260

Total net assets 100.0%	$1,023,890,077

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $802,451,238. Net unrealized appreciation aggregated $216,390,580, of which $222,221,415 related to appreciated investment securities and $5,830,835 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total investments on 1-31-14:

United States	87.0%
United Kingdom	4.0%
Switzerland	3.6%
Netherlands	2.6%
Germany	1.4%
France	1.0%
Canada	0.4%

Total	100.0%

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $802,148,012)	$1,018,841,817
Cash	5,294,757
Foreign currency, at value (Cost $1,247,296)	1,248,817
Receivable for fund shares sold	55,520
Dividends and interest receivable	957,994
Receivable due from advisor	130
Other receivables and prepaid expenses	17,313

Total assets	1,026,416,348

Liabilities

Payable for investments purchased	2,375,572
Payable for fund shares repurchased	38,143
Payable to affiliates
Accounting and legal services fees	38,066
Transfer agent fees	2,683
Trustees’ fees	910
Other liabilities and accrued expenses	70,897

Total liabilities	2,526,271

Net assets	$1,023,890,077

Net assets consist of

Paid-in capital	$790,687,055
Undistributed net investment income	85,861
Accumulated net realized gain (loss) on investments and foreign
currency transactions	16,418,954
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	216,698,207

Net assets	$1,023,890,077

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($9,565,499 ÷ 766,858 shares)[1]	$12.47
Class I ($2,212,239 ÷ 176,926 shares)	$12.50
Class NAV ($1,012,112,339 ÷ 81,067,726 shares)	$12.48

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.13

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$9,207,188
Interest	3,615
Less foreign taxes withheld	(28,977)

Total investment income	9,181,826

Expenses

Investment management fees	3,228,647
Distribution and service fees	14,079
Accounting and legal services fees	65,229
Transfer agent fees	7,951
Trustees’ fees	4,690
State registration fees	18,061
Printing and postage	2,265
Professional fees	25,235
Custodian fees	90,318
Registration and filing fees	13,976
Other	8,491

Total expenses	3,478,942
Less expense reductions	(39,320)

Net expenses	3,439,622

Net investment income	5,742,204

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	34,752,042
Foreign currency transactions	49,190

34,801,232
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	13,718,906
Translation of assets and liabilities in foreign currencies	2,607

13,721,513

Net realized and unrealized gain	48,522,745

Increase in net assets from operations	$54,264,949

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	15

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13

Increase (decrease) in net assets

From operations
Net investment income	$5,742,204	$14,507,060
Net realized gain	34,801,232	101,336,233
Change in net unrealized appreciation (depreciation)	13,721,513	142,319,463

Increase in net assets resulting from operations	54,264,949	258,162,756

Distributions to shareholders
From net investment income
Class A	(61,614)	(35,015)
Class I	(22,556)	(110,922)
Class NAV	(12,244,873)	(11,378,017)
From net realized gain
Class A	(888,460)	(172,906)
Class I	(215,153)	(394,916)
Class NAV	(94,200,407)	(33,936,142)

Total distributions	(107,633,063)	(46,027,918)

From fund share transactions	139,857,362	(66,895,385)

Total increase	86,489,248	145,239,453

Net assets

Beginning of period	937,400,829	792,161,376

End of period	$1,023,890,077	$937,400,829

Undistributed net investment income	$85,861	$6,672,700

16	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$13.11	$10.27	$9.46	$10.00
Net investment income[3]	0.04	0.11	0.09	—[4]
Net realized and unrealized gain (loss) on investments	0.70	3.32	0.78	(0.54)
Total from investment operations	0.74	3.43	0.87	(0.54)
Less distributions
From net investment income	(0.09)	(0.10)	(0.03)	—
From net realized gain	(1.29)	(0.49)	(0.03)	—
Total distributions	(1.38)	(0.59)	(0.06)	—
Net asset value, end of period	$12.47	$13.11	$10.27	$9.46
Total return (%)[5,6]	5.36[7]	34.46	9.28	(5.40)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$9	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[8]	1.53	2.80[9]	5.95[8]
Expenses including reductions	1.30[8]	1.30	1.30	1.30[8]
Net investment income	0.55[8]	0.96	0.94	0.26[8]
Portfolio turnover (%)	13	38	26	5

1 Six months ended 1-31-14. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	17

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$13.17	$10.30	$9.46	$10.00
Net investment income[3]	0.07	0.18	0.14	0.01
Net realized and unrealized gain (loss) on investments	0.69	3.32	0.79	(0.55)
Total from investment operations	0.76	3.50	0.93	(0.54)
Less distributions
From net investment income	(0.14)	(0.14)	(0.06)	—
From net realized gain	(1.29)	(0.49)	(0.03)	—
Total distributions	(1.43)	(0.63)	(0.09)	—
Net asset value, end of period	$12.50	$13.17	$10.30	$9.46
Total return (%)[4,5]	5.45[6]	35.11	9.87	(5.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$4	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.60[7]	1.09	4.03[8]	5.61[7]
Expenses including reductions	0.94[7]	0.92	0.84	0.84[7]
Net investment income	1.04[7]	1.50	1.44	0.74[7]
Portfolio turnover (%)	13	38	26	5

1 Six months ended 1-31-14. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

CLASS NAV SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$13.16	$10.30	$8.13
Net investment income[3]	0.08	0.20	0.13
Net realized and unrealized gain on investments	0.70	3.31	2.13
Total from investment operations	0.78	3.51	2.26
Less distributions
From net investment income	(0.17)	(0.16)	(0.06)
From net realized gain	(1.29)	(0.49)	(0.03)
Total distributions	(1.46)	(0.65)	(0.09)
Net asset value, end of period	$12.48	$13.16	$10.30
Total return (%)[4]	5.62[5]	35.33	27.86[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,012	$924	$789
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[6]	0.70	0.75[6,7]
Expenses including reductions	0.68[6]	0.69	0.75[6]
Net investment income	1.15[6]	1.69	1.40[6]
Portfolio turnover (%)	13	38	26

1 Six months ended 1-31-14. Unaudited.
2 Period from 8-23-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

18	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

Semiannual report | Fundamental Large Cap Value Fund	19

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$163,657,997	$148,927,640	$14,730,357	—
Consumer Staples	100,835,474	54,068,458	46,767,016	—
Energy	135,709,410	135,709,410	—	—
Financials	329,566,457	329,566,457	—	—
Health Care	57,443,810	57,443,810	—	—
Industrials	58,863,487	58,863,487	—	—
Information Technology	133,676,568	133,676,568	—	—
Materials	17,037,615	17,037,615	—	—
Short-Term Investments	22,051,000	—	22,051,000	—

Total Investments
in Securities	$1,018,841,818	$935,293,445	$83,548,373	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases

20	Fundamental Large Cap Value Fund | Semiannual report

and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement(s) of operations. Commitment fees for the six months ended January 31, 2014 were $316. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Fundamental Large Cap Value Fund	21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.70% of the first $500,000,000 of the fund’s aggregate average daily net assets together with the assets of Fundamental Large Cap Value Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); b) 0.65% of the next $500,000,000 of the combined aggregate average daily net assets; and c) 0.60% of the combined aggregate average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

22	Fundamental Large Cap Value Fund | Semiannual report

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on November 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $1,982, $8,270 and $29,068 for Class A, Class I and Class NAV shares, respectively, for the year ended January 31, 2014.

The investment management fees, including the impact of the waivers and reimbursement described above, incurred for the six months ended January 31, 2014 were equivalent to a net effective rate of 0.64% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JULY 1, 2017	ENDED 1-31-14

$390	$28,986	$17,339	$9,904	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares for distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,051 for the six months ended January 31, 2014. Of this amount, $3,687 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $18,343 was paid as sales commissions to broker-dealers and $21 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Semiannual report | Fundamental Large Cap Value Fund	23

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, CDSCs received by the Distributor amounted to $0 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE REGISTRATION	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	FEES	POSTAGE

A	$14,079	$6,531	$9,031	$1,198
I	—	$1,420	$9,030	$1,067
Total	$14,079	$7,951	$18,061	$2,265

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

24	Fundamental Large Cap Value Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and for the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14		Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	142,454	$1,887,394	598,682	$7,132,228
Distributions reinvested	53,392	686,082	8,863	97,048
Repurchased	(127,531)	(1,684,015)	(165,913)	(2,069,953)

Net increase	68,315	$889,461	441,632	$5,159,323

Class I shares

Sold	9,264	$121,673	1,547,473	$18,191,155
Distributions reinvested	18,456	237,709	46,111	505,838
Repurchased	(164,836)	(2,126,200)	(1,377,727)	(16,666,845)

Net increase (decrease)	(137,116)	($1,766,818)	215,857	$2,030,148

Class NAV shares

Sold	6,375,810	$86,563,897	455,014	$5,404,494
Distributions reinvested	8,283,679	106,445,280	4,138,279	45,314,159
Repurchased	(3,832,925)	(52,274,458)	(10,936,314)	(124,803,509)

Net increase (decrease)	10,826,564	$140,734,719	(6,343,021)	($74,084,856)

Total net increase (decrease)	10,757,763	$139,857,362	(5,685,532)	($66,895,385)

Affiliates of the fund owned 25% of shares of beneficial interest of Class A shares and 100% of beneficial interest of Class NAV shares on January 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities amounted to $159,749,310 and $122,673,957, respectively, for the six months ended January 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2014, the following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	13.74%
John Hancock Lifestyle Growth Portfolio	35.96%
John Hancock Lifestyle Balanced Portfolio	28.37%
John Hancock Lifestyle Moderate Portfolio	10.61%

Semiannual report | Fundamental Large Cap Value Fund	25

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

26	Fundamental Large Cap Value Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	374SA 1/14
MF174701	3/14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	17.92	—	—	13.61	5.38	17.92	—	—	40.60

Class I2	24.56	—	—	16.29	11.07	24.56	—	—	49.65

Index†	22.60	—	—	13.56	7.50	22.60	—	—	40.45

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.30	0.94
Gross (%)	2.77	3.22

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 3000 Index.

See the following page for footnotes.

6	Fundamental All Cap Core Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	6-1-11	$14,965	$14,965	$14,045

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-1-11.

2 For certain types of investors as described in the fund’s prospectus.

Semiannual report | Fundamental All Cap Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,109.30	$6.91

Class I	1,000.00	1,110.70	5.00

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental All Cap Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.50	4.79

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.30% and 0.94% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Fundamental All Cap Core Fund	9

Portfolio summary

Top 10 Holdings (45.9% of Net Assets on 1-31-14)[1,2]

Amazon.com, Inc.	7.7%	The Goldman Sachs Group, Inc.	3.8%

QUALCOMM, Inc.	5.4%	Google, Inc., Class A	3.7%

Lennar Corp., Class A	5.3%	Bankrate, Inc.	3.6%

Bank of America Corp.	5.2%	VeriFone Systems, Inc.	3.5%

Apple, Inc.	4.5%	JPMorgan Chase & Company	3.2%

Sector Composition[1,3]

Consumer Discretionary	26.6%	Consumer Staples	2.6%

Information Technology	25.1%	Materials	2.5%

Financials	24.8%	Health Care	1.9%

Energy	8.7%	Other	1.5%

Industrials	6.3%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Large company stocks could fall out of favor. The stock prices of midsized and small companies can change more frequently and dramatically than those of large companies. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Illiquid securities may be difficult to sell at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Fundamental All Cap Core Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

	Shares	Value

Common Stocks 98.5%		$14,105,878

(Cost $11,712,834)

Consumer Discretionary 26.6%		3,817,624

Diversified Consumer Services 2.6%

Apollo Education Group, Inc. (I)	11,470	370,366

Hotels, Restaurants & Leisure 1.2%

Starbucks Corp.	2,435	173,177

Household Durables 9.3%

Lennar Corp., Class A	18,753	753,120

NVR, Inc. (I)	269	310,267

Tempur Sealy International, Inc. (I)	5,480	270,109

Internet & Catalog Retail 8.8%

Amazon.com, Inc. (I)	3,080	1,104,765

Blue Nile, Inc. (I)	3,825	164,705

Specialty Retail 4.7%

Advance Auto Parts, Inc.	4,019	461,421

Lowe’s Companies, Inc.	4,530	209,694

Consumer Staples 2.6%		368,475

Beverages 2.6%

Diageo PLC, ADR	1,131	135,777

Heineken Holding NV	1,860	107,118

SABMiller PLC	2,795	125,580

Energy 8.7%		1,245,952

Energy Equipment & Services 4.3%

National Oilwell Varco, Inc.	2,253	168,998

Schlumberger, Ltd.	1,683	147,380

Weatherford International, Ltd. (I)	21,893	296,431

Oil, Gas & Consumable Fuels 4.4%

Apache Corp.	1,655	132,830

Cabot Oil & Gas Corp.	5,610	224,288

Occidental Petroleum Corp.	1,469	128,640

Range Resources Corp.	1,710	147,385

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	11

	Shares	Value

Financials 24.8%		$3,547,069

Capital Markets 12.5%

AllianceBernstein Holding LP	13,588	303,556

Morgan Stanley	14,636	431,908

Northern Trust Corp.	3,153	189,874

T. Rowe Price Group, Inc.	4,138	324,585

The Goldman Sachs Group, Inc.	3,321	545,043

Commercial Banks 1.0%

CIT Group, Inc.	2,885	134,297

Diversified Financial Services 8.5%

Bank of America Corp.	44,586	746,816

JPMorgan Chase & Company	8,398	464,913

Insurance 2.8%

American International Group, Inc.	8,467	406,077

Health Care 1.9%		272,464

Health Care Providers & Services 1.9%

AMN Healthcare Services, Inc. (I)	18,032	272,464

Industrials 6.3%		900,939

Aerospace & Defense 2.8%

L-3 Communications Holdings, Inc.	1,431	158,941

TransDigm Group, Inc.	1,445	241,358

Electrical Equipment 2.3%

Sensata Technologies Holding NV (I)	8,713	326,215

Professional Services 1.2%

IHS, Inc., Class A (I)	1,538	174,425

Information Technology 25.1%		3,601,764

Communications Equipment 5.3%

QUALCOMM, Inc.	10,366	769,365

Computers & Peripherals 8.1%

Apple, Inc.	1,297	649,278

EMC Corp.	10,168	246,472

NetApp, Inc.	6,334	268,182

Internet Software & Services 7.3%

Bankrate, Inc. (I)	30,688	509,114

Google, Inc., Class A (I)	453	534,979

IT Services 3.5%

VeriFone Systems, Inc. (I)	17,184	498,508

Software 0.9%

FactSet Research Systems, Inc.	1,190	125,866

12	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Materials 2.5%		$351,591

Containers & Packaging 2.5%

Avery Dennison Corp.	7,136	351,591

Total investments (Cost $11,712,834)† 98.5%		$14,105,878

Other assets and liabilities, net 1.5%		$220,467

Total net assets 100.0%		$14,326,345

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $11,799,972. Net unrealized appreciation aggregated $2,305,906 of which $2,325,144 related to appreciated investment securities and $19,238 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $11,712,834)	$14,105,878
Cash	348,424
Foreign currency, at value (Cost $9,231)	9,012
Receivable for fund shares sold	32,320
Dividends receivable	2,731
Receivable due from advisor	354
Other receivables and prepaid expenses	12,252

Total assets	14,510,971

Liabilities

Payable for investments purchased	132,765
Payable for fund shares repurchased	23,509
Payable to affiliates
Accounting and legal services fees	458
Transfer agent fees	3,195
Trustees’ fees	3
Other liabilities and accrued expenses	24,696

Total liabilities	184,626

Net assets	$14,326,345

Net assets consist of

Paid-in capital	$11,804,238
Accumulated net investment loss	(23,704)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	152,986
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	2,392,825

Net assets	$14,326,345

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($11,232,936 ÷ 824,248 shares)[1]	$13.63
Class I ($3,093,409 ÷ 226,414 shares)	$13.66

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.35

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$73,196
Less foreign taxes withheld	(207)

Total investment income	72,989

Expenses

Investment management fees	44,546
Distribution and service fees	15,497
Accounting and legal services fees	858
Transfer agent fees	8,860
Trustees’ fees	57
State registration fees	18,805
Printing and postage	1,697
Professional fees	19,895
Custodian fees	6,050
Registration and filing fees	12,558
Other	3,044

Total expenses	131,867
Less expense reductions	(51,237)

Net expenses	80,630

Net investment loss	(7,641)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	415,245
Foreign currency transactions	149

415,394
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	930,736
Translation of assets and liabilities in foreign currencies	(217)

930,519

Net realized and unrealized gain	1,345,913

Increase in net assets from operations	$1,338,272

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	15

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	($7,641)	$40,724
Net realized gain	415,394	564,703
Change in net unrealized appreciation (depreciation)	930,519	1,403,057

Increase in net assets resulting from operations	1,338,272	2,008,484

Distributions to shareholders
From net investment income
Class A	(7,360)	(26,317)
Class I	(11,647)	(10,376)
From net realized gain
Class A	(509,810)	(104,544)
Class I	(140,201)	(25,779)

Total distributions	(669,018)	(167,016)

From fund share transactions	2,293,435	4,697,528

Total increase	2,962,689	6,538,996

Net assets

Beginning of period	11,363,656	4,824,660

End of period	$14,326,345	$11,363,656

Undistributed (accumulated distributions in excess of) net
investment income (loss)	($23,704)	$2,944

16	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$12.88	$9.96	$9.73	$10.00
Net investment income (loss)[3]	(0.01)	0.06	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	1.43	3.16	0.28	(0.26)
Total from investment operations	1.42	3.22	0.30	(0.27)
Less distributions
From net investment income	(0.01)	(0.06)	(0.02)	—
From net realized gain	(0.66)	(0.24)	(0.05)	—
Total distributions	(0.67)	(0.30)	(0.07)	—
Net asset value, end of period	$13.63	$12.88	$9.96	$9.73
Total return (%)[4,5]	10.93[6]	32.93	3.15	(2.70)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$9	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[7]	2.78	5.62	5.77[7]
Expenses including reductions	1.30[7]	1.30	1.30	1.30
Net investment income (loss)	(0.19)[7]	0.51	0.24	(0.33)[7]
Portfolio turnover (%)	23	59	47	8

1 Six months ended 1-31-14. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	17

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$12.93	$9.99	$9.74	$10.00
Net investment income[3]	0.01	0.09	0.07	—[4]
Net realized and unrealized gain (loss) on investments	1.43	3.19	0.28	(0.26)
Total from investment operations	1.44	3.28	0.35	(0.26)
Less distributions
From net investment income	(0.05)	(0.10)	(0.05)	—
From net realized gain	(0.66)	(0.24)	(0.05)	—
Total distributions	(0.71)	(0.34)	(0.10)	—
Net asset value, end of period	$13.66	$12.93	$9.99	$9.74
Total return (%)[5]	11.07[6]	33.48	3.63	(2.60)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12[7]	3.18	7.00	5.45[7]
Expenses including reductions	0.94[7]	0.91	0.84	0.84[7]
Net investment income	0.17[7]	0.80	0.75	0.14[7]
Portfolio turnover (%)	23	59	47	8

1 Six months ended 1-31-14. Unaudited.
2 Period from 6-1-11 (commencement of operations) to 7-31-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

18	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Fundamental All Cap Core Fund	19

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$3,817,624	$3,817,624	—	—
Consumer Staples	368,475	135,777	$232,698	—
Energy	1,245,952	1,245,952	—	—
Financials	3,547,069	3,547,069	—	—
Health Care	272,464	272,464	—	—
Industrials	900,939	900,939	—	—
Information Technology	3,601,764	3,601,764	—	—
Materials	351,591	351,591	—	—

Total Investments in
Securities	$14,105,878	$13,873,180	$232,698	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $184. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20	Fundamental All Cap Core Fund | Semiannual report

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2,500,000,000 of the fund’s aggregate average daily net assets together with the assets of Fundamental All Cap Core Trust, as series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Semiannual report | Fundamental All Cap Core Fund	21

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceed $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that equals or exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expense at 1.30% and 0.94% for Class A and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires on November 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commission, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $34,359 and $16,878 for Class A and Class I shares, respectively, for the six months ended January 31, 2014.

The investment management fees, including the input of the waivers and reimbursement described above, incurred for the six months ended January 31, 2014 were equivalent to a net effective rate of 0.00% the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD
JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JANUARY 1, 2017	ENDED 1-31-14

$22,705	$145,558	$108,512	$50,850	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

22	Fundamental All Cap Core Fund | Semiannual report

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $17,508 for the six months ended January 31, 2014. Of this amount, $2,968 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,248 was paid as sales commissions to broker-dealers, and $292 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, CDSCs received by the Distributor amounted to $0 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other retail share classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$15,497	$7,176	$9,467	$1,259
I	—	1,684	9,338	438
Total	$15,497	$8,860	$18,805	$1,697

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Semiannual report | Fundamental All Cap Core Fund	23

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14		Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	165,891	$2,243,160	403,125	$4,734,347
Distributions reinvested	28,203	390,331	6,647	72,454
Repurchased	(55,814)	(761,858)	(102,729)	(1,172,965)

Net increase	138,280	$1,871,633	307,043	$3,633,836

Class I shares

Sold	22,729	$307,578	115,760	$1,363,712
Distributions reinvested	10,948	151,848	3,311	36,155
Repurchased	(2,790)	(37,624)	(28,907)	(336,175)

Net increase	30,887	$421,802	90,164	$1,063,692

Total net increase	169,167	$2,293,435	397,207	$4,697,528

Affiliates of the fund owned 23% of shares of beneficial interest of Class A shares on January 31, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $4,703,046 and $2,968,469, respectively, for the six months ended January 31, 2014.

24	Fundamental All Cap Core Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Fundamental All Cap Core Fund	25

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	376SA 1/14
MF174699	3/14

John Hancock

Diversified Strategies Fund

Semiannual Report

1.31.14

John Hancock Diversified Strategies Fund

Table of contents

Your expenses	Page 3
Portfolio composition	Page 4
Fund’s investments	Page 5
Financial statements	Page 19
Financial highlights	Page 22
Notes to financial statements	Page 24
Special shareholder meeting	Page 34
More information	Page 35

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013 with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,024.80	$7.91
Class I	1,000.00	1,025.90	6.28

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,017.40	$7.88
Class I	1,000.00	1,019.00	6.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund's annualized expense ratio of 1.55% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

Portfolio Composition[1]
Equity	31.5%
Common Stock	30.0%
Preferred Securities	1.5%
Fixed Income	52.7%
Corporate Bonds	36.9%
U.S. Government & Agency Obligations	5.2%
Collateralized Mortgage Obligations	4.6%
Term Loans	3.4%
Asset Backed Securities	0.9%
Convertible Bonds	0.7%
Capital Preferred Securities	0.5%
Foreign Government Obligations	0.5%
Investment Companies	11.6%
Exchange Traded Funds	11.6%
Short-Term Investments & Other	4.2%

Fixed Income Quality Comp[2,3]
U.S. Government	5.2%
U.S. Government & Agency Collateralized Mortgage Obligations	0.6%
AAA	0.2%
AA	0.2%
A	2.5%
BBB	18.6%
BB	9.9%
B	9.0%
CCC	5.6%
Not Rated	0.9%

1 As a percentage of net assets on 1-31-14.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 1-31-14 and do not reflect subsequent downgrades or upgrades, if any.

3 Composition based on fixed income securities which represent $21,550,787 and 52.7% of the fund's net assets at 1-31-14. Percentages shown are based on total fixed income securities.

4

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 36.9%				$15,073,018

(Cost $14,259,591)

Consumer Discretionary 3.9%				1,575,366

Auto Components 0.8%
Allison Transmission, Inc. (S)	7.125	05/15/19	125,000	135,000
Dana Holding Corp.	6.000	09/15/23	50,000	50,125
Visteon Corp.	6.750	04/15/19	128,000	134,720

Automobiles 0.2%
Ford Motor Credit Company LLC	5.875	08/02/21	85,000	97,003

Hotels, Restaurants & Leisure 0.8%
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	158,250
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	103,000
Landry's, Inc. (S)	9.375	05/01/20	50,000	54,375
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20	25,000	27,156

Media 0.1%
Cinemark USA, Inc.	4.875	06/01/23	30,000	28,350

Multiline Retail 0.5%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	196,199

Specialty Retail 1.2%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	116,250
AutoNation, Inc.	5.500	02/01/20	50,000	53,375
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	50,000	52,000
L Brands, Inc.	6.625	04/01/21	50,000	54,563
The Hillman Group, Inc.	10.875	06/01/18	100,000	107,500
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	101,500

Textiles, Apparel & Luxury Goods 0.3%
Hot Topic, Inc. (S)	9.250	06/15/21	100,000	106,000

Consumer Staples 1.4%				553,606

Beverages 0.3%
Ajecorp BV (S)	6.500	05/14/22	40,000	38,200
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	70,000	76,300

Food & Staples Retailing 0.2%
Safeway, Inc.	5.000	08/15/19	60,000	64,575

Food Products 0.3%
B&G Foods, Inc.	4.625	06/01/21	15,000	14,531
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	107,500

Personal Products 0.1%
Revlon Consumer Products Corp.	5.750	02/15/21	50,000	49,500

Tobacco 0.5%
Alliance One International, Inc.	9.875	07/15/21	100,000	96,250
Vector Group, Ltd.	7.750	02/15/21	100,000	106,750

Energy 4.7%				1,909,695

Energy Equipment & Services 0.4%
Key Energy Services, Inc.	6.750	03/01/21	35,000	35,963
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	107,000

5

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Oil, Gas & Consumable Fuels 4.3%
Afren PLC (S)	10.250	04/08/19	200,000	$229,694
BreitBurn Energy Partners LP	7.875	04/15/22	20,000	21,275
Ecopetrol SA	5.875	09/18/23	150,000	156,000
Enterprise Products Operating LLC (8.375% to 08/01/2016,
then 3 month LIBOR + 3.708%)	8.375	08/01/66	20,000	22,250
EP Energy LLC	7.750	09/01/22	20,000	22,100
EV Energy Partners LP	8.000	04/15/19	100,000	101,875
Halcon Resources Corp.	8.875	05/15/21	30,000	29,925
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	209,557
Midstates Petroleum Company, Inc.	9.250	06/01/21	100,000	104,000
Newfield Exploration Company	5.750	01/30/22	100,000	103,250
Pertamina Persero PT (S)	5.250	05/23/21	200,000	190,500
Petrobras Global Finance BV	4.375	05/20/23	40,000	35,289
Petroleos de Venezuela SA	5.375	04/12/27	50,000	24,625
Petroleos de Venezuela SA (S)	8.500	11/02/17	200,000	155,200
Petroleos Mexicanos	5.500	01/21/21	150,000	159,750
Rex Energy Corp.	8.875	12/01/20	15,000	16,500
Summit Midstream Holdings LLC (S)	7.500	07/01/21	30,000	31,950
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	103,242
WPX Energy, Inc.	6.000	01/15/22	50,000	49,750

Financials 11.7%				4,786,744

Capital Markets 0.7%
Jefferies Group LLC	6.875	04/15/21	200,000	231,619
The Goldman Sachs Group, Inc.	5.750	01/24/22	10,000	11,308
Walter Investment Management Corp. (S)	7.875	12/15/21	40,000	40,500

Commercial Banks 2.9%
Banco do Brasil SA/Cayman Island (6.250% to 04/15/2024,
then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	200,000	154,000
Barclays Bank PLC (5.926% to 12-15-16, then 3 month
LIBOR + 1.750%) (Q)(S)	5.926	12/15/16	100,000	105,500
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S.
Swap Rate + 4.898%) (P)(S)	7.875	01/29/49	200,000	203,000
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23	60,000	52,950
HBOS PLC (S)	6.000	11/01/33	95,000	95,532
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	209,201
PNC Financial Services Group, Inc. (4.850% to 06/01/2023,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	30,000	27,150
Russian Agricultural Bank OJSC (S)	5.100	07/25/18	200,000	204,451
Synovus Financial Corp.	7.875	02/15/19	20,000	22,575
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	100,000	112,750

Consumer Finance 0.3%
Credit Acceptance Corp. (S)	6.125	02/15/21	40,000	40,700
Springleaf Finance Corp.	6.000	06/01/20	75,000	75,000

Diversified Financial Services 2.1%
General Electric Capital Corp. (6.375% to 11/15/2017, then 3
month LIBOR + 2.289%)	6.375	11/15/67	15,000	16,275
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	100,000	112,375

6

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

ING US, Inc. (5.650% to 05/15/2023, then 3 month LIBOR +
3.580%)	5.650	05/15/53	50,000	$48,000
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	50,000	45,438
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	221,240
Rabobank Nederland NV	3.875	02/08/22	85,000	86,676
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	263,000
SPL Logistics Escrow LLC (S)	8.875	08/01/20	24,000	25,920
UBS AG	7.625	08/17/22	50,000	57,528

Insurance 3.7%
AXA SA	8.600	12/15/30	200,000	250,611
CNA Financial Corp.	7.250	11/15/23	200,000	243,644
Compass Investors, Inc. (S)	7.750	01/15/21	40,000	41,050
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	198,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	56,623
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	215,000
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	150,000	147,750
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	20,000	20,400
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	200,000	209,750
Pacific LifeCorp. (S)	6.000	02/10/20	15,000	17,130
Prudential Financial, Inc. (P)	5.200	03/15/44	10,000	9,620
Prudential Financial, Inc. (5.875% to 09/01/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	45,000	46,125
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	50,000	51,929

Real Estate Investment Trusts 1.8%
American Tower Corp.	4.700	03/15/22	40,000	41,698
Host Hotels & Resorts LP	5.250	03/15/22	200,000	214,222
MPT Operating Partnership LP	6.375	02/15/22	35,000	36,138
MPT Operating Partnership LP	6.875	05/01/21	100,000	106,500
Prologis International Funding II (S)	4.875	02/15/20	20,000	21,084
Prologis LP	6.875	03/15/20	73,000	87,104
Weyerhaeuser Company	7.375	03/15/32	200,000	253,728

Real Estate Management & Development 0.1%
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	30,000	25,350

Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage LLC	7.875	10/01/20	30,000	30,600

Health Care 0.6%				241,400

Health Care Providers & Services 0.5%
HCA, Inc.	7.500	02/15/22	100,000	112,875
National Mentor Holdings, Inc. (S)	12.500	02/15/18	100,000	106,250

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	20,000	22,275

7

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 5.7%				$2,344,225

Aerospace & Defense 1.1%
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	165,375
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	128,700
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	134,625

Airlines 1.8%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	85,776	87,533
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	15,000	15,863
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	22,761	24,354
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	172,101	184,578
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	65,353	73,848
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	134,550	153,387
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	142,163	158,511
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	24,012	26,413

Building Products 0.7%
Gibraltar Industries, Inc.	6.250	02/01/21	70,000	72,538
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	209,000

Commercial Services & Supplies 0.6%
Ahern Rentals, Inc. (S)	9.500	06/15/18	20,000	21,700
Casella Waste Systems, Inc.	7.750	02/15/19	40,000	41,000
Iron Mountain, Inc.	5.750	08/15/24	45,000	42,075
Iron Mountain, Inc.	6.000	08/15/23	45,000	46,294
Safway Group Holding LLC (S)	7.000	05/15/18	100,000	105,500

Construction & Engineering 0.1%
Tutor Perini Corp.	7.625	11/01/18	50,000	53,375

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	130,000	136,500

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	196,750
Tenedora Nemak SA de CV (S)	5.500	02/28/23	20,000	19,300

Road & Rail 0.3%
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	104,350

Trading Companies & Distributors 0.3%
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	115,750
Aircastle, Ltd.	6.250	12/01/19	25,000	26,906

Information Technology 0.1%				52,650

Internet Software & Services 0.1%
Ancestry.com, Inc.	11.000	12/15/20	45,000	52,650

Materials 3.0%				1,232,153

Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000	05/07/20	100,000	107,875
Nufarm Australia, Ltd. (S)	6.375	10/15/19	40,000	41,200

Construction Materials 0.2%
American Gilsonite Company (S)	11.500	09/01/17	70,000	67,025

Containers & Packaging 0.4%
Consolidated Container Company LLC (S)	10.125	07/15/20	35,000	37,100
Pretium Packaging LLC	11.500	04/01/16	100,000	106,750

8

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Tekni-Plex, Inc. (S)	9.750	06/01/19	32,000	$36,640

Metals & Mining 1.5%
AngloGold Ashanti Holdings PLC	8.500	07/30/20	60,000	62,925
Commercial Metals Company	7.350	08/15/18	150,000	170,625
Edgen Murray Corp. (S)	8.750	11/01/20	19,000	21,898
Rain CII Carbon LLC (S)	8.000	12/01/18	40,000	42,000
SunCoke Energy, Inc.	7.625	08/01/19	100,000	107,750
Vale Overseas, Ltd.	4.625	09/15/20	200,000	205,415

Paper & Forest Products 0.5%
Georgia-Pacific LLC	7.250	06/01/28	171,000	215,050
Neenah Paper, Inc. (S)	5.250	05/15/21	10,000	9,900

Telecommunication Services 3.1%				1,279,680

Diversified Telecommunication Services 1.8%
CenturyLink, Inc.	5.800	03/15/22	50,000	49,250
CenturyLink, Inc.	7.600	09/15/39	200,000	178,000
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	50,000	50,027
Telecom Italia Capital SA	6.999	06/04/18	35,000	39,113
Telecom Italia Capital SA	7.200	07/18/36	200,000	199,500
Telefonica Emisiones SAU	5.134	04/27/20	200,000	215,907

Wireless Telecommunication Services 1.3%
Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	208,000
MetroPCS Wireless, Inc. (S)	6.250	04/01/21	15,000	15,581
Millicom International Cellular SA (S)	6.625	10/15/21	200,000	201,302
Qtel International Finance, Ltd. (S)	7.875	06/10/19	100,000	123,000

Utilities 2.7%				1,097,499

Electric Utilities 1.8%
DPL, Inc.	7.250	10/15/21	200,000	199,000
Electricite de France SA (5.250% to 01/29/2023, then 10
Year Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	100,000	96,625
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	200,000	213,123
Majapahit Holding BV (S)	7.750	01/20/20	150,000	163,500
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	30,000	30,563
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	35,000	36,313

Independent Power Producers & Energy Traders 0.6%
AES Corp.	4.875	05/15/23	100,000	93,625
NRG Energy, Inc.	8.250	09/01/20	150,000	163,875

Multi-Utilities 0.3%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	100,875

U.S. Government & Agency Obligations 5.2%				$2,115,767

(Cost $2,093,732)

U.S. Government 5.2%				2,115,767

Treasury Inflation Protected Securities
Inflation Indexed Bond	0.125	04/15/17	222,688	230,603
Inflation Indexed Bond	1.250	07/15/20	165,661	180,855

9

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

U.S. Government (continued)

Inflation Indexed Bond	1.875	07/15/15		214,499	$226,079
U.S. Treasury
Note	1.500	12/31/18		1,300,000	1,301,726
Note	2.750	11/15/23		175,000	176,504

Foreign Government Obligations 0.5%					$202,140

(Cost $225,909)

Brazil 0.2%					98,942

Federative Republic of Brazil
Bond	10.000	01/01/21	BRL	275,000	98,942

Mexico 0.3%					103,198

Government of Mexico
Bond	10.000	12/05/24	MXN	1,100,000	103,198

Capital Preferred Securities 0.5%					$212,544

(Cost $197,575)

Financials 0.5%					212,544

MetLife Capital Trust IV (7.875% to 12/15/2032, then 3
month LIBOR + 3.960%) (S)	7.875	12/15/37		35,000	40,338
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38		30,000	38,550
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65		100,000	107,000
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3
month LIBOR + 2.285%) (S)	6.500	05/09/37		25,000	26,656

Convertible Bonds 0.7%					$300,907

(Cost $302,225)

Consumer Discretionary 0.3%					126,281

MGM Resorts International	4.250	04/15/15		90,000	126,281

Financials 0.2%					96,688

Walter Investment Management Corp.	4.500	11/01/19		100,000	96,688

Health Care 0.2%					77,938

Vivus, Inc. (S)	4.500	05/01/20		100,000	77,938

Term Loans (M) 3.4%					$1,401,713

(Cost $1,363,682)

Consumer Discretionary 1.3%					521,257

Hotels, Restaurants & Leisure 0.1%
Marina District Finance Co Inc (T)	TBD	08/15/18		25,000	25,208

Leisure Equipment & Products 0.6%
Steinway Musical Instruments, Inc.	9.250	09/11/20		250,000	257,500

Media 0.4%
Clear Channel Communications, Inc.	3.810	01/29/16		1,920	1,870
Clear Channel Communications, Inc.	6.910	01/30/19		110,259	106,912
Clear Channel Communications, Inc.	7.660	07/30/19		35,461	35,254

10

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19	99,750	$94,513

Consumer Staples 0.2%				94,399

Household Products 0.2%
The Sun Products Corp.	5.500	03/23/20	99,499	94,399

Financials 0.2%				75,582

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	4.500	10/16/17	75,319	75,582

Health Care 0.5%				210,888

Health Care Providers & Services 0.5%
Catalent Pharma Solutions, Inc.	6.500	12/29/17	150,000	151,500
National Mentor Holdings Inc (T)	TBD	01/31/21	59,001	59,388

Industrials 1.0%				399,531

Aerospace & Defense 0.3%
WP CPP Holdings LLC	4.750	12/27/19	99,000	99,660

Air Freight & Logistics 0.5%
Syncreon Group BV	5.250	10/28/20	200,000	200,500

Airlines 0.2%
Delta Air Lines, Inc.	4.000	10/18/18	99,000	99,371

Information Technology 0.2%				100,056

Software 0.2%
BMC Software Finance, Inc.	5.000	09/10/20	100,000	100,056

Collateralized Mortgage Obligations 4.6%				$1,894,883

(Cost $1,892,960)

Commercial & Residential 4.0%				1,643,617

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.025	12/25/46	1,251,900	81,441
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	100,000	113,080
Banc of America Re-Remic Trust
Series 2013-DSNY, Class E (P) (S)	2.760	09/15/26	100,000	100,283
Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	1.926	12/10/45	511,476	53,754
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	102,566	93,305
Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	33,796	34,738
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.763	11/08/29	100,000	100,002
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.918	11/05/30	100,000	100,022
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	100,000	101,761
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2013-INMZ, Class M (P) (S)	6.138	09/15/18	100,000	100,584

11

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2014-FBLU, Class C (P) (S)	2.165	12/15/28	100,000	$100,111
Series 2014-FBLU, Class D (P) (S)	2.765	12/15/28	100,000	100,128
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.782	08/25/34	64,369	63,595
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	100,000	100,515
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.792	05/10/63	538,393	47,729
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	122,677	123,788
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	100,000	98,294
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.528	01/25/45	25,370	23,206
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	80,000	74,176
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	40,000	33,105

U.S. Government Agency 0.6%				251,266

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	352,842	48,926
Series 4077, Class IK IO	5.000	07/15/42	98,954	19,658
Series K018, Class X1 IO	1.455	01/25/22	402,747	35,330
Series K710, Class X1 IO	1.782	05/25/19	278,081	22,239
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	156,304	34,602
Series 2012-137, Class WI IO	3.500	12/25/32	226,501	45,505
Series 407, Class C6 IO	5.500	01/25/40	134,888	24,397
Government National Mortgage Association
Series 2012-114, Class IO	1.032	01/16/53	224,383	20,609

Asset Backed Securities 0.9%				$349,815

(Cost $331,233)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.288	10/25/36	34,409	17,476
Series 2006-ASP5, Class A2C (P)	0.338	10/25/36	29,955	15,281
Series 2006-ASP5, Class A2D (P)	0.418	10/25/36	59,909	30,767
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.608	10/25/35	75,000	62,620
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.308	09/25/36	166,890	66,475
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.871	06/25/37	31,015	31,238
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02/25/35	57,636	59,316
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.858	08/25/37	11,879	11,750
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.308	06/25/36	48,222	31,512
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.338	05/25/36	25,379	23,380

12

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 30.0%		$12,264,231

(Cost $12,038,829)

Consumer Discretionary 4.4%		1,783,514

Auto Components 0.5%
Continental AG	704	151,088
Tenneco, Inc.	892	50,701

Automobiles 0.9%
General Motors Company	3,090	111,487
Nissan Motor Company, Ltd.	17,000	145,831
Toyota Motor Corp.	1,600	91,551

Household Durables 0.2%
Lennar Corp., Class A	1,644	66,023

Internet & Catalog Retail 0.6%
Amazon.com, Inc. (I)	580	208,040
priceline.com, Inc.	39	44,651

Media 0.8%
Pearson PLC	5,992	109,474
SES SA	7,245	232,665

Multiline Retail 0.6%
Macy's, Inc.	2,405	127,946
Target Corp.	2,332	132,084

Specialty Retail 0.7%
Advance Auto Parts, Inc.	388	44,546
Aeropostale, Inc.	8,431	59,439
Lowe's Companies, Inc.	2,732	126,464
Restoration Hardware Holdings, Inc.	681	38,640

Textiles, Apparel & Luxury Goods 0.1%
Movado Group, Inc.	1,136	42,884

Consumer Staples 1.6%		662,880

Beverages 0.2%
PepsiCo, Inc.	1,027	82,530

Food Products 0.5%
Mondelez International, Inc., Class A	3,230	105,783
Unilever NV	2,460	91,787

Personal Products 0.3%
Pola Orbis Holdings, Inc.	3,400	113,869

Tobacco 0.6%
British American Tobacco PLC	2,100	100,207
Philip Morris International, Inc.	2,159	168,704

Energy 2.9%		1,176,142

Energy Equipment & Services 1.0%
Halliburton Company	812	39,796
Schlumberger, Ltd.	2,106	184,422
Weatherford International, Ltd. (I)	12,392	167,788

Oil, Gas & Consumable Fuels 1.9%
Apache Corp.	1,046	83,952
Chevron Corp.	1,286	143,556
Denbury Resources, Inc.	5,662	90,988

13

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value

Energy (continued)

Galp Energia SGPS SA	6,576	$101,667
Occidental Petroleum Corp.	1,604	140,462
Suncor Energy, Inc.	2,448	80,368
Total SA	2,509	143,143

Financials 7.0%		2,853,709

Capital Markets 1.4%
AllianceBernstein Holding LP	1,788	39,944
Credit Suisse Group AG	7,202	217,003
Deutsche Bank AG	2,081	100,168
Morgan Stanley	1,785	52,675
Northern Trust Corp.	869	52,331
State Street Corp.	544	36,421
The Goldman Sachs Group, Inc.	447	73,362

Commercial Banks 3.8%
Barclays PLC	69,526	310,381
BB&T Corp.	3,690	138,043
BBCN Bancorp, Inc.	3,110	46,806
BNP Paribas SA	1,769	136,576
Danske Bank A/S	2,859	64,663
HSBC Holdings PLC	17,615	180,760
Huntington Bancshares, Inc.	10,459	94,863
ICICI Bank, Ltd., ADR	2,880	92,650
Standard Chartered PLC	7,128	144,869
Sumitomo Mitsui Financial Group, Inc.	3,700	171,407
Wells Fargo & Company	4,110	186,347

Consumer Finance 0.3%
Acom Company, Ltd.	36,900	108,538

Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B (I)	928	103,565
JPMorgan Chase & Company	5,457	302,100

Insurance 0.5%
Allianz SE	371	61,675
American International Group, Inc.	1,624	77,887
MetLife, Inc.	1,237	60,675

Health Care 4.0%		1,638,109

Biotechnology 0.5%
Biogen Idec, Inc.	436	136,311
Gilead Sciences, Inc.	1,021	82,344

Health Care Equipment & Supplies 0.4%
Align Technology, Inc.	1,182	70,234
Baxter International, Inc.	1,614	110,236

Health Care Technology 0.2%
athenahealth, Inc.	400	58,960

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc., Class A	518	65,848

Pharmaceuticals 2.7%
Bayer AG	586	77,121
Johnson & Johnson	1,968	174,109
Novartis AG	4,497	355,447
Pfizer, Inc.	4,871	148,078

14

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Roche Holding AG	849	$232,936
Sanofi	792	77,427
Shire PLC	983	49,058

Industrials 3.8%		1,546,868

Aerospace & Defense 1.2%
Precision Castparts Corp.	167	42,543
Safran SA	1,570	111,574
TransDigm Group, Inc.	408	68,148
United Technologies Corp.	2,180	248,564

Building Products 0.3%
AO Smith Corp.	933	44,056
Fortune Brands Home & Security, Inc.	1,439	64,841

Commercial Services & Supplies 0.3%
Clean Harbors, Inc. (I)	961	53,893
Tyco International, Ltd.	1,669	67,578

Construction & Engineering 0.1%
Fluor Corp.	517	39,271

Electrical Equipment 0.3%
Prysmian SpA	4,924	120,215

Industrial Conglomerates 0.6%
Danaher Corp.	1,334	99,236
General Electric Company	5,943	149,348

Machinery 0.9%
CNH Industrial NV (I)	17,167	180,115
Cummins, Inc.	707	89,775
Fuji Machine Manufacturing Company, Ltd.	13,300	117,468

Trading Companies & Distributors 0.1%
Watsco, Inc.	531	50,243

Information Technology 4.1%		1,681,817

Communications Equipment 0.7%
QUALCOMM, Inc.	3,751	278,399

Computers & Peripherals 1.0%
Apple, Inc.	611	305,867
EMC Corp.	4,759	115,358

Internet Software & Services 0.9%
eBay, Inc.	1,819	96,771
Facebook, Inc., Class A	1,384	86,597
Google, Inc., Class A (I)	147	173,603

IT Services 0.4%
Alliance Data Systems Corp.	179	42,899
Broadridge Financial Solutions, Inc.	1,022	37,088
Vantiv, Inc., Class A	1,268	38,471
Visa, Inc., Class A	339	73,031

Office Electronics 0.3%
Canon, Inc.	3,900	113,922

Semiconductors & Semiconductor Equipment 0.4%
Infineon Technologies AG	11,304	116,149
Texas Instruments, Inc.	938	39,771

15

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value
Information Technology (continued)

Software 0.4%
Microsoft Corp.	4,330	$163,891

Materials 1.6%		673,703

Chemicals 0.8%
Akzo Nobel NV	3,030	217,924
E.I. du Pont de Nemours & Company	1,744	106,401

Containers & Packaging 0.3%
Avery Dennison Corp.	2,613	128,743

Metals & Mining 0.5%
BHP Billiton, Ltd.	4,884	155,972
Capstone Mining Corp.	24,920	64,663

Telecommunication Services 0.6%		247,489

Diversified Telecommunication Services 0.1%
Vivendi SA	1,987	53,339

Wireless Telecommunication Services 0.5%
Vodafone Group PLC	52,392	194,150

Preferred Securities 1.5%		$605,440

(Cost $572,066)

Consumer Staples 0.2%		67,762

Household Products 0.2%
Henkel AG & Company KGaA	626	67,762

Financials 0.6%		248,386

Capital Markets 0.1%
The Goldman Sachs Group, Inc., 5.500%	1,200	27,744

Commercial Banks 0.3%
PNC Financial Services Group, Inc., 6.125%	2,150	54,782
Regions Financial Corp., 6.375%	1,935	45,105
U.S. Bancorp, 6.000%	1,700	46,852
Wells Fargo & Company, Series L, 7.500%	18	20,835

Consumer Finance 0.1%
Discover Financial Services, 6.500%	1,100	26,268

Real Estate Investment Trusts 0.1%
Weyerhaeuser Company, 6.375%	500	26,800

Industrials 0.5%		185,732

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	662	42,653

Airlines 0.4%
Continental Airlines Finance Trust II, 6.000%	2,835	143,079

Telecommunication Services 0.2%		103,560

Diversified Telecommunication Services 0.2%
Intelsat SA, 5.750%	2,000	103,560

16

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value

Investment Companies 11.6%		$4,718,713

(Cost $4,758,024)

Exchange Traded Funds 11.6%		4,718,713

Energy Select Sector SPDR Fund	2,458	204,948
Financial Select Sector SPDR Fund	11,750	247,455
iShares Global Infrastructure ETF	2,957	113,638
iShares MSCI Russia Capped ETF	6,300	122,819
iShares MSCI South Korea Capped ETF	9,880	583,315
iShares MSCI Taiwan Index	8,350	113,310
iShares U.S. Oil & Gas Exploration & Production ETF	1,302	102,715
Market Vectors Oil Service ETF	2,208	100,420
PowerShares DB Commodity Index Tracking Fund (I)	7,967	198,219
PowerShares DB Energy Fund (I)	3,825	108,401
PowerShares DB Gold Fund (I)	761	31,772
SPDR S&P China ETF	3,200	228,992
SPDR S&P Global Natural Resources ETF	7,845	371,461
Vanguard FTSE Europe ETF	7,224	405,339
Vanguard Global ex-U.S. Real Estate ETF	707	36,467
Vanguard Industrials ETF	5,300	508,800
Vanguard Information Technology ETF	5,795	506,715
Vanguard MSCI EAFE ETF	9,365	370,011
Vanguard REIT ETF	1,667	112,222
WisdomTree Japan Hedged Equity Fund	5,400	251,694

	Par value	Value

Short-Term Investments 0.4%		$148,327

(Cost $148,327)

Repurchase Agreement 0.4%		148,327

Repurchase Agreement with State Street Corp. dated 1-31-14 at
0.000% to be repurchased at $148,327 on 2-3-14, collateralized by
$165,000 Federal National Mortgage Association, 2.080% due 11-2-
14 (valued at $154,275, including interest)	$148,327	148,327

Total investments (Cost $38,184,153)† 96.2%		$39,287,498

Other assets and liabilities, net 3.8%		$1,553,825

Total net assets 100.0%		$40,841,323

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Notes to Portfolio of Investments

MXN Mexican Peso

BRL Brazilian Real

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To be determined.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

17

Diversified Strategies Fund
Fund’s investments
As of 1-31-14 (Unaudited)

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,949,251 or 17.0% of the fund's net assets as of 1-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $38,216,442. Net unrealized appreciation aggregated $1,071,056, of which $1,856,006 related to appreciated investment securities and $784,949 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-14:

United States	71.6%
United Kingdom	4.1%
Netherlands	2.7%
Japan	2.6%
France	2.6%
Switzerland	2.5%
Luxembourg	2.5%
Cayman Islands	1.9%
Germany	1.4%
Canada	0.9%
Other Countries	7.2%

Total	100.0%

18

Diversified Strategies Fund

Statement of assets and liabilities — January 31, 2014 (Unaudited)

Assets

Investments, at value (Cost $38,184,153)	$39,287,498
Cash	1,247,674
Cash held at broker for futures contracts	218,984
Receivable for investments sold	119,556
Receivable for forward foreign currency
exchange contracts	32,051
Dividends and interest receivable	310,174
Receivable for futures variation margin	4,049
Other receivables and prepaid expenses	219

Total assets	41,220,205

Liabilities

Payable for investments purchased	343,732
Payable for forward foreign currency exchange
contracts	948
Payable to affiliates
Accounting and legal services fees	1,587
Transfer agent fees	9,594
Trustees' fees	58
Other liabilities and accrued expenses	22,963

Total liabilities	378,882

Net assets	$40,841,323

Net assets consist of

Paid-in capital	$38,977,459
Undistributed net investment income	26,303
Accumulated net realized gain (loss) on
investments, investments, futures contracts and
foreign currency transactions	655,376
Net unrealized appreciation (depreciation) on
investments, futures contracts and translation of
assets and liabilities in foreign currencies	1,182,185

Net assets	$40,841,323

Net asset value per share

Based on net asset values and shares
outstanding-the fund has an unlimited number of
shares authorized with no par value
Class A ($31,408,569 ÷ 3,000,000 shares)[1]	$10.47
Class I ($9,432,754 ÷ 900,000 shares)	$10.48

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.02

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
19

Diversified Strategies Fund

Statement of operations — For the six months ended January 31, 2014 (Unaudited)

Investment income

Interest	$734,130
Dividends	165,923
Income distributions received from affiliated
underlying funds	3,563
Less foreign taxes withheld	(2,109)

Total investment income	901,507

Expenses

Investment management fees	196,048
Distribution and service fees	50,278
Accounting and legal services fees	2,834
Transfer agent fees	29,213
Trustees' fees	233
Professional fees	22,534
Custodian fees	11,408
Registration and filing fees	13,516
Other	2,646

Total expenses	328,710

Less expense reductions	(7,112)

Net expenses	321,598

Net investment income	579,909

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,110,472
Investments in affiliated issuers	1,095,570
Capital gain distributions received from
unaffiliated underlying funds	3,357
Futures contracts	(46,091)
Foreign currency transactions	5,454

2,168,762

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(453,268)
Investments in affiliated issuers	(1,265,480)
Futures contracts	47,833
Translation of assets and liabilities in foreign
currencies	31,007

(1,639,908)

Net realized and unrealized gain	528,854

Increase in net assets from operations	$1,108,763

See notes to financial statements
20

Diversified Strategies Fund

Statements of changes in net assets

	Six months
	ended	Year ended
	1/31/14	7/31/13
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$579,909	$1,555,738
Net realized gain	2,168,762	869,315
Change in net unrealized appreciation
(depreciation)	(1,639,908)	101,702

Increase in net assets resulting from
operations	1,108,763	2,526,755

Distributions to shareholders
From net investment income
Class A	(1,050,720)	(1,269,180)
Class I	(345,285)	(419,031)
From net realized gain
Class A	(1,603,890)	(528,330)
Class I	(481,167)	(158,490)

Total distributions	(3,481,062)	(2,375,031)

From fund share transactions	-	-

Total increase (decrease)	(2,372,299)	151,724

Net assets

Beginning of period	43,213,622	43,061,898

End of period	$40,841,323	$43,213,622

Undistributed net investment income	$26,303	$842,399

See notes to financial statements
21

Diversified Strategies Fund
Financial Highlights

Class A Shares

	Period		Period
	ended	Year ended	ended
	1-31-14[1]	7-31-13	7-31-12[2]
Per share operating performance

Net asset value, beginning of period	$11.07	$11.04	$10.00
Net investment income[3]	0.14	0.39	0.32
Net realized and unrealized gain on
investments	0.14	0.24	0.84

Total from investment operations	0.28	0.63	1.16

Less distributions
From net investment income	(0.35)	(0.42)	(0.10)
From net realized gain	(0.53)	(0.18)	(0.02)

Total distributions	(0.88)	(0.60)	(0.12)

Net asset value, end of period	$10.47	$11.07	$11.04

Total return (%)[4,5]	2.48[6]	5.81	11.65[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$31	$33	$33
Ratios (as a percentage of average net
assets):
Expenses before reductions[7]	1.58[8]	1.23	1.35[8]
Expenses including reductions[7]	1.55[8]	1.14	1.17[8]
Net investment income	2.58[8]	3.50	3.60[8]
Portfolio turnover (%)	85	40	21

1 Six months ended 1-31-14. Unaudited.
2 Period from 9-30-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.74% to 1.42% and 0.75% to 1.43% for the periods ended 7-31-13 and 7-31-12, respectively.
8 Annualized.

See notes to financial statements
22

Diversified Strategies Fund
Financial Highlights

Class I Shares

	Period		Period
	ended	Year ended	ended
	1-31-14[1]	7-31-13	7-31-12[2]
Period ended

Net asset value, beginning of period	$11.10	$11.06	$10.00
Net investment income[3]	0.16	0.43	0.35
Net realized and unrealized gain on
investments	0.14	0.25	0.84

Total from investment operations	0.30	0.68	1.19

Less distributions
From net investment income	(0.39)	(0.46)	(0.11)
From net realized gain	(0.53)	(0.18)	(0.02)

Total distributions	(0.92)	(0.64)	(0.13)

Net asset value, end of period	$10.48	$11.10	$11.06

Total return (%)[4]	2.59[5]	6.30	11.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$10	$10
Ratios (as a percentage of average net
assets):
Expenses before reductions [6]	1.26[7]	0.86	0.95[7]
Expenses including reductions [6]	1.23[7]	0.77	0.78[7]
Net investment income	2.91[7]	3.87	3.99[7]
Portfolio turnover (%)	85	40	21

1 Six months ended 1-31-14. Unaudited.
2 Period from 9-30-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.74% to 1.42% and 0.75% to 1.43% for the periods ended 7-31-13 and 7-31-12, respectively.
7 Annualized.

See notes to financial statements
23

Notes to Financial Statements (unaudited)

Note 1 — Organization

John Hancock Diversified Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long term total return. The fund has a broad investment mandate that permits it to use an extensive range of investment strategies and to invest in a wide spectrum of equity and fixed-income securities, as well as derivative instruments, in pursuing its investment objective and also in shares of underlying investment funds, including exchange-traded funds (ETFs), that invest in a wide range of assets classes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an

24

assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2014	Price	Inputs	Inputs
Corporate Bonds	$15,073,018	—	$15,073,018	—
U.S. Government & Agency	2,115,767	—	2,115,767	—
Obligations
Foreign Government	202,140	—	202,140	—
Obligations
Capital Preferred Securities	212,544	—	212,544	—
Convertible Bonds	300,907	—	300,907	—
Term Loans	1,401,713	—	1,401,713	—
Collateralized Mortgage Obligations	1,894,883	—	1,894,883	—
Asset Backed Securities	349,815	—	349,815	—
Common Stocks	12,264,231	$7,314,092	4,950,139	—
Preferred Securities	605,440	394,599	210,841	—
Investment Companies	4,718,713	4,718,713	—	—
Short-Term Investments	148,327	—	148,327	—

Total Investments in Securities	$39,287,498	$12,427,404	$26,860,094	—
Other Financial Instruments:
Futures	$47,833	$47,833	—	—
Forward foreign currency contracts	$31,103	—	$31,103	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a

25

portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $190. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note – 3 Derivative Instruments The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum

27

risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund’s investments.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund used futures contracts to maintain diversity and liquidity of the fund, manage against anticipated changes in securities markets and substitute for securities purchased (or to be purchased). During the six months ended January 31, 2014 the fund held futures contracts with total values ranging up to $4,253,127, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

Mini MSCI Emerging Markets Index Futures	22	Short	Mar 2014	($1,074,281)	($1,017,830)	$56,451
Russell 2000 Mini Index Futures	5	Short	Mar 2014	(565,139)	(564,150)	989
Russell 2000 Mini Index Futures	1	Short	Mar 2014	(112,798)	(112,830)	(32)
S&P 500 Index E-Mini Futures	20	Short	Mar 2014	(1,774,048)	(1,776,600)	(2,552)
S&P 500 Index Futures	1	Short	Mar 2014	(445,920)	(444,150)	1,770
SPI 200 Index Futures	3	Short	Mar 2014	(328,774)	(337,567)	(8,793)

						$47,833

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

28

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency. During the six months ended January 31, 2014 the fund held forward foreign currency contracts with USD notional values ranging up to $6,929,345, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014:

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
GBP	93,555	USD	151,360	Bank of Montreal	2/12/2014	$2,427	—	$2,427
GBP	30,624	USD	50,000	Barclays Bank PLC	2/12/2014	340	—	340
MXN	1,827,615	CAD	150,000	Barclays Bank PLC	2/12/2014	1,925	—	1,925
USD	255,252	AUD	280,108	Barclays Bank PLC	2/12/2014	10,247	—	10,247
USD	100,000	AUD	112,442	Deutsche Bank AG London	2/12/2014	1,650	—	1,650
USD	250,000	CAD	266,404	Deutsche Bank AG London	2/12/2014	10,853	—	10,853
USD	100,000	JPY	10,313,500	Barclays Bank PLC	2/12/2014	—	($948)	(948)
USD	441,686	JPY	44,654,500	State Street Bank and Trust Company	2/12/2014	4,609	—	4,609

						$32,051	($948)	$31,103

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2014 by risk category:

		Financial	Asset	Liability
	Statement of assets and	instruments	derivatives	derivatives
Risk	liabilities location	location	fair value	fair value

Equity contracts	Receivable/payable for futures	Futures†	$59,210	($11,377)

	Receivable/payable for forward
	foreign currency exchange	Forward foreign
Foreign currency contracts	contracts	currency contracts	32,051	(948)

			$91,261	($12,325)

† Reflects cumulative appreciation/depreciation on futures as disclosed in above. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

29

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

Statement of operations Location — Net Realized Gain (Loss) on:

		Foreign currency
Risk	Futures contracts	transactions*

Equity contracts	($46,091)	-

Foreign currency contracts	-	($13,575)

	($46,091)	($13,575)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

Statement of operations Location — Change in Unrealized Appreciation (Depreciation) of:

		Translation of assets and
Risk	Futures Contracts	liabilities in foreign currencies*

Equity contracts	$47,833	-
Foreign currency contracts	-	$31,103

	$47,833	$31,103

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. Effective September 20, 2013, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $500,000,000 of the fund’s average daily net assets and (b) 0.950% of the fund’s average daily net assets in excess of $500,000,000.

30

Prior to September 20, 2013, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) a fee on assets invested in a fund of John Hancock Funds III (JHF III) or John Hancock Funds II (JHF II) and (b) a fee on assets invested in investments other than a fund of JHF III and JHF II (Other Assets). A fee on assets invested in the fund of JHF III and JHF II was stated as an annual percentage of the current value of the aggregate net assets of the fund, equivalent to the sum of: (a) 0.250% of the first $1,000,000,000 of the fund’s aggregate net assets and (b) 0.225% of the excess of $1,000,000,000 of the fund’s aggregate net assets. The fee on Other Assets was stated as an annual percentage of the current value of the aggregate net assets of the fund equivalent to the sum of: (a) 0.700% of the first $1,000,000,000 of the fund’s aggregate net assets and (b) 0.675% of the fund’s aggregate net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses for each share class of the fund excluding certain expenses such as taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.70% and 1.39% for Class A and Class I shares, respectively. This voluntary arrangement can be amended or terminated at any time by the Advisor upon notice to the fund. Prior to October 1 , 2013, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.22% and 0.80% for Class A and Class I shares, respectively.

Also, prior to October 1, 2013, the Advisor voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceeded 0.10% of the average annual net assets (on an annualized basis) of the fund. “Expenses” means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) blue sky fees, (i) printing and postage, (j) underlying fund expenses (“acquired fund fees”) and (k) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $5,367 and $1,745 for Class A and Class I shares, respectively, for the six months ended January 31, 2014.

The investment management fees including the impact of waivers and reimbursements described above, incurred for the six months ended January 31, 2014, were equivalent to the net effective rate of 0.87% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period.

31

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. Accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% for Class A shares of distribution and service fees under these arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014 there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

Class	Distribution and	Transfer agent fees
	service fees

A	$50,278	$23,335

I	-	5,878

Total	$50,278	$29,213

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

32

Note 6 - Fund share transactions

There were no transactions in fund shares for the six months ended January 31, 2014 and for the year ended July 31, 2013. Affiliates of the fund owned 100% of shares of beneficial interest of Class A and Class I on January 31, 2014.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $29,620,133 and $35,685,283, respectively, for the six months ended January 31, 2014. Purchases and sales of U.S. Treasury obligations aggregated $4,434,275 and $2,314,284, respectively, for the six months ended January 31, 2014.

33

Special Shareholder Meeting

Unaudited

On September 20, 2013, a Special Meeting of the Shareholders of Diversified Strategies Fund, a series of John Hancock Funds II was held at 601 Congress Street, Boston, Massachusetts at 2:00 p.m., Eastern Time for the purpose of considering and voting upon:

Proposal 1a: To approve an amendment to the advisory agreement that will result in an increase to the fund’s advisory fee in order to more appropriately compensate the adviser for the costs associated with managing the fund pursuant to a global absolute return strategy

FOR	AGAINST	ABSTAIN

3,900,000	0	0

Proposal 1b: To approve an amendment to the subadvisory agreement that will result in an increase to the fund’s subadvisory fee in order to more appropriately compensate the subadviser for the costs associated with managing the fund pursuant to a global absolute return strategy

FOR	AGAINST	ABSTAIN

3,900,000	0	0

34

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
# Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

35

John Hancock

China Emerging Leaders Fund

Semiannual Report

1.31.14

John Hancock China Emerging Leaders Fund

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Fund's investments	Page 5
Financial statements	Page 9
Financial highlights	Page 12
Notes to financial statements	Page 15
More information	Page 23

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,011.00	$8.57

Class I	1,000.00	1,012.40	6.90

Class NAV	1,000.00	1,012.50	6.34

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find it’s hypothetical Example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,016.70	$8.59

Class I	1,000.00	1,018.30	6.92

Class NAV	1,000.00	1,018.90	6.36

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund's annualized expense ratio of 1.69%, 1.36% and 1.25% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

China Emerging Leaders Fund
As of 1-31-14 (Unaudited)
Portfolio Summary

Top 10 Holdings (36.9% of Net Assets on 1-31-14)[1,2]
NQ Mobile, Inc., Class A	7.2%
Renhe Commercial Holdings Company, Ltd.	4.2%
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	4.1%
China Fiber Optic Network System Group, Ltd.	3.7%
Tencent Holdings, Ltd.	3.2%
Biosensors International Group, Ltd.	3.2%
Silver Base Group Holdings, Ltd.	3.2%
China Mobile, Ltd.	2.7%
Bank of China, Ltd., H Shares	2.7%
Industrial & Commercial Bank of China, Ltd., H Shares	2.7%

Country Concentration[1]
China	59.3%
Hong Kong	30.8%
Singapore	3.2%
Great Britain	2.3%
Bermuda	1.1%
United States	3.3%

Sector Composition[1,3]
Financials	23.0%
Information Technology	11.5%
Consumer Discretionary	11.3%
Energy	10.3%
Industrials	9.7%
Health Care	9.5%
Consumer Staples	8.2%
Utilities	5.0%
Materials	4.4%
Telecommunication Services	3.8%
Short-Term Investments & Other	3.3%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of China function in many ways as emerging markets and carry the high levels of risk associated with emerging markets.

4

China Emerging Leaders Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 93.3%		$276,676,502

(Cost $314,955,060)

China 59.3%		175,732,609

Agricultural Bank of China, Ltd., H Shares	6,684,000	2,917,882
Air China, Ltd., H Shares	512,000	333,426
Aluminum Corp. of China, Ltd., H Shares (I)	956,000	340,108
Anhui Conch Cement Company, Ltd., H Shares	321,000	1,238,202
Bank of China, Ltd., H Shares	18,876,000	7,967,183
Bank of Communications Company, Ltd., H Shares	2,355,000	1,526,656
BBMG Corp., H Shares	166,500	130,635
Biostime International Holdings, Ltd.	55,000	473,794
Byd Company, Ltd., H Shares (I)	102,500	485,841
China CITIC Bank Corp., Ltd., H Shares	2,207,000	1,055,808
China Coal Energy Company, Ltd., H Shares	772,000	386,310
China Communications Construction Company, Ltd., H Shares	2,800,000	2,037,627
China Construction Bank Corp., H Shares	9,943,000	6,887,973
China COSCO Holdings Company, Ltd., H Shares (I)	870,500	366,799
China Eastern Airlines Corp., Ltd., H Shares (I)	532,000	180,736
China International Marine Containers Group Company, Ltd., H Shares	52,700	121,945
China ITS Holdings Company, Ltd.	2,481,000	522,309
China Life Insurance Company, Ltd., H Shares	2,560,000	6,967,973
China Longyuan Power Group Corp., H Shares	300,000	360,903
China Mengniu Dairy Company, Ltd.	900,000	4,128,109
China Merchants Bank Company, Ltd., H Shares	1,449,000	2,552,293
China Minsheng Banking Corp., Ltd., H Shares	788,000	769,485
China Molybdenum Company, Ltd., H Shares	399,000	167,484
China National Building Material Company, Ltd., H Shares	246,000	236,189
China Oilfield Services, Ltd., H Shares	202,000	537,822
China Pacific Insurance Group Company, Ltd., H Shares	844,600	3,050,737
China Petroleum & Chemical Corp., H Shares	7,176,000	5,659,103
China Qinfa Group, Ltd.	3,214,000	235,798
China Railway Construction Corp., H Shares	209,500	175,586
China Railway Group, Ltd., H Shares	1,227,000	542,272
China Shenhua Energy Company, Ltd., H Shares	1,093,500	2,806,730
China Telecom Corp., Ltd., H Shares	3,920,000	1,786,118
China Yurun Food Group, Ltd. (I)	10,363,000	6,100,108
Chinasoft International, Ltd. (I)	2,342,000	697,653
Chongqing Rural Commercial Bank, H Shares	561,000	237,392
CITIC Securities Company, Ltd., H Shares	323,500	747,545
CNOOC, Ltd.	3,820,000	5,933,657
Country Garden Holdings Company, Ltd.	1,219,000	662,940
CSR Corp., Ltd., H Shares	170,000	123,879
Datang International Power Generation Company, Ltd., H Shares	956,000	382,746
Dongfeng Motor Group Company, Ltd., H Shares	672,000	989,465
ENN Energy Holdings, Ltd.	206,000	1,331,526
Enterprise Development Holdings, Ltd. (I)	1,524,000	142,919
Evergrande Real Estate Group, Ltd.	1,423,000	569,286
Fosun International, Ltd.	287,000	307,833
Great Wall Motor Company, Ltd., H Shares	249,500	1,187,026
Guangzhou Automobile Group Company, Ltd., H Shares	386,000	386,507
Guangzhou Pharmaceutical Company, Ltd.	62,000	201,212
Guangzhou R&F Properties Company, Ltd., H Shares	193,600	257,858
Guangzhou Shipyard International Company, Ltd., H Shares	8,000	17,136
Hengan International Group Company, Ltd.	181,500	1,959,467
Hengshi Mining Investments Ltd. (I)	18,621,000	6,259,926
Huaneng Power International, Inc., H Shares	356,000	332,842

5

China Emerging Leaders Fund
Fund’s investments
As of 1-31-14 (Unaudited)

	Shares	Value

China (continued)

Huili Resources Group, Ltd. (I)	10,402,000	$2,143,693
Industrial & Commercial Bank of China, Ltd., H Shares	12,844,000	7,935,553
Inner Mongolia Yitai Coal Company, H Shares	3,471,800	4,567,390
Jiangsu Expressway Company, Ltd., H Shares	168,000	211,995
Jiangxi Copper Company, Ltd., H Shares	231,000	415,777
Lenovo Group, Ltd.	1,168,000	1,506,365
Longfor Properties Company, Ltd.	270,500	373,522
Metallurgical Corp. of China, Ltd., H Shares (I)	491,000	86,653
New China Life Insurance Company, Ltd., H Shares (I)	85,200	252,976
NQ Mobile, Inc., Class A (I)	6,250,000	21,275,000
PetroChina Company, Ltd., H Shares	7,748,000	7,469,122
PICC Property & Casualty Company, Ltd., H Shares	866,000	1,172,071
Ping An Insurance Group Company, H Shares	541,000	4,368,794
Renhe Commercial Holdings Company, Ltd. (I)	256,294,000	12,586,294
Sany Heavy Equipment International Holdings Company, Ltd.	5,163,000	1,343,801
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	2,312,000	2,725,183
Shanghai Electric Group Company, Ltd., H Shares	1,148,000	366,587
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	21,500	66,300
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	78,000	192,592
Shenzhou International Group Holdings, Ltd.	66,000	225,930
Sihuan Pharmaceutical Holdings Group, Ltd.	104,000	111,499
Sino-Ocean Land Holdings, Ltd.	69,000	37,253
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	988,000	278,495
Sinopharm Group Company, Ltd., H Shares	160,800	451,407
SOHO China, Ltd.	119,500	95,104
Sun Art Retail Group, Ltd.	623,000	815,676
Tencent Holdings, Ltd.	136,300	9,547,185
Tingyi Cayman Islands Holding Corp.	568,000	1,469,555
Tsingtao Brewery Company, Ltd., H Shares	70,000	512,976
Want Want China Holdings, Ltd.	1,639,000	2,206,815
Weichai Power Company, Ltd., H Shares	68,000	258,396
Xiao Nan Guo Restaurants Holdings, Ltd.	21,480,000	3,788,806
Yanzhou Coal Mining Company, Ltd., H Shares	230,000	172,201
Zijin Mining Group Company, Ltd., H Shares	904,000	192,026
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	523,400	426,416
ZTE Corp., H Shares (I)	146,800	304,442

Hong Kong 30.8%		91,443,628

Beijing Enterprises Holdings, Ltd.	109,500	923,013
Beijing Enterprises Water Group, Ltd.	392,000	220,343
Belle International Holdings, Ltd.	1,196,000	1,299,696
Brilliance China Automotive Holdings, Ltd.	588,000	902,248
China Everbright International, Ltd.	295,000	387,485
China Fiber Optic Network System Group, Ltd.	46,534,000	10,847,732
China Foods, Ltd. (I)	16,156,000	5,729,270
China Gas Holdings, Ltd.	400,000	560,413
China Merchants Holdings International Company, Ltd.	278,000	949,590
China Metal Recycling Holdings, Ltd. (I)	14,221,734	0
China Mobile, Ltd.	845,000	8,068,704
China Overseas Land & Investment, Ltd.	1,010,000	2,711,189
China Resources Cement Holdings, Ltd.	466,000	318,025
China Resources Enterprises, Ltd.	312,000	928,149
China Resources Gas Group, Ltd.	108,000	333,502
China Resources Land, Ltd.	424,000	995,886
China Resources Power Holdings, Ltd.	1,890,000	4,493,504
China State Construction International Holdings, Ltd.	390,000	708,901

6

China Emerging Leaders Fund
Fund’s investments
As of 1-31-14 (Unaudited)

		Shares	Value

Hong Kong (continued)

China Unicom Hong Kong, Ltd.		1,138,000	$1,480,940
China Water Affairs Group, Ltd.		19,702,000	6,141,780
ChinaVision Media Group, Ltd. (I)		34,690,000	1,380,035
Citic Pacific, Ltd.		950,000	1,187,508
GCL-Poly Energy Holdings, Ltd. (I)		590,000	199,843
Guangdong Investment, Ltd.		614,000	566,381
Haier Electronics Group Company, Ltd.		1,818,000	5,227,313
Hao Tian Development Group, Ltd. (I)		32,960,000	1,101,162
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares		51,888,800	12,099,926
Kunlun Energy Company, Ltd.		680,000	1,126,015
Ming Fung Jewellery Group, Ltd. (I)		74,860,000	1,324,248
New World China Land, Ltd.		308,000	162,235
Shanghai Industrial Holdings, Ltd.		3,000	9,997
Shimao Property Holdings, Ltd.		337,000	735,220
Silver Base Group Holdings, Ltd. (I)(V)		73,742,000	9,372,200
Silver Grant International, Ltd.		5,130,000	664,324
Viva China Holdings, Ltd. (I)		109,224,000	6,756,672
Wison Engineering Services Company, Ltd.		12,000,000	1,530,179

Singapore 3.2%			9,500,265

Biosensors International Group, Ltd.		14,060,000	9,500,265

Warrants (K) 3.4%			$10,129,485

(Cost $10,131,053)

Bermuda 1.1%			3,317,969

Huabei Expressway Company, Ltd. (Expiration Date: 6-30-15; Counterparty: CLSA
Asia-Pacific Markets) (I)		5,040,132	3,317,969

Great Britain 2.3%			6,811,516

Daqin Railway Company, Ltd. (Expiration Date: 8-22-14; Counterparty: Goldman
Sachs International) (I)		3,300,100	3,952,949
Tibet Rhodiola Pharmaceutical Holding Company (Expiration Date: 8-22-14;
Counterparty: Goldman Sachs International) (I)		927,500	2,858,567

	Yield (%)	Shares	Value

Short-Term Investments 0.3%			$920,863

(Cost $920,863)

Money Market Funds 0.3%			920,863

State Street Institutional Liquid Reserves Fund	0.0587(Y)	920,863	920,863

Total investments (Cost $326,006,976)† 97.0%			$287,726,850

Other assets and liabilities, net 3.0%			$8,907,518

Total net assets 100.0%			$296,634,368

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

7

China Emerging Leaders Fund
Fund’s investments
As of 1-31-14 (Unaudited)

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $326,031,091. Net unrealized depreciation aggregated $38,304,241, of which $28,328,832 related to appreciated investment securities and $66,633,073 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 1-31-14:

Financials	23.0%
Information Technology	11.5%
Consumer Discretionary	11.3%
Energy	10.3%
Industrials	9.7%
Health Care	9.5%
Consumer Staples	8.2%
Utilities	5.0%
Materials	4.4%
Telecommunication Services	3.8%
Short-Term Investments & Other	3.3%

Total	100.0%

8

China Emerging Leaders Fund

Statement of assets and liabilities — January 31, 2014 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $297,788,177)	$278,354,650
Investments in affiliated issuers, at value (Cost
$28,218,799)	9,372,200

Total investments, at value (Cost
$326,006,976)	287,726,850

Foreign currency, at value (Cost $5,497,533)	5,497,811
Receivable for investments sold	10,470,275
Dividends and interest receivable	112,508
Other receivables and prepaid expenses	1,838

Total assets	303,809,282

Liabilities

Payable for investments purchased	7,045,345
Payable for futures variation margin	5
Payable to affiliates
Accounting and legal services fees	12,308
Transfer agent fees	39
Trustees' fees	325
Other liabilities and accrued expenses	116,892

Total liabilities	7,174,914

Net assets	$296,634,368

Net assets consist of

Paid-in capital	$343,500,981
Accumulated distributions in excess of net
investment income	(1,651,792)
Accumulated net realized gain (loss) on
investments, futures contracts and foreign
currency transactions	(6,923,375)
Net unrealized appreciation (depreciation) on
investments, futures contracts and translation of
assets and liabilities in foreign currencies	(38,291,446)

Net assets	$296,634,368

Net asset value per share

Based on net asset values and shares
outstanding-the fund has an unlimited number of
shares authorized with no par value
Class A ($84,887 ÷ 10,000 shares)[1]	$8.49
Class I ($85,022 ÷ 10,000 shares)	$8.50
Class NAV ($296,464,459 ÷ 34,871,932 shares)	$8.50

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.94

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
9

China Emerging Leaders Fund

Statement of operations — For the six months ended January 31, 2014 (Unaudited)

Investment income

Dividends	$1,067,933
Interest	4,387
Less foreign taxes withheld	(40,208)

Total investment income	1,032,112

Expenses

Investment management fees	1,895,938
Distribution and service fees	135
Accounting and legal services fees	22,407
Transfer agent fees	115
Trustees' fees	1,640
Professional fees	29,226
Custodian fees	196,488
Registration and filing fees	7,734
Other	4,492

Total expenses	2,158,175

Less expense reductions	(10,082)

Net expenses	2,148,093

Net investment loss	(1,115,981)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(4,134,725)
Investments in affiliated issuers	(972,525)
Futures contracts	(1,773,522)
Foreign currency transactions	(40,941)

(6,921,713)

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	17,571,618
Investments in affiliated issuers	(4,221,344)
Futures contracts	(11,758)
Translation of assets and liabilities in foreign
currencies	(49)

13,338,467

Net realized and unrealized gain	6,416,754

Increase in net assets from operations	$5,300,773

See notes to financial statements
10

China Emerging Leaders Fund

Statements of changes in net assets

	Six months
	ended	Year ended
	1-31-14	7-31-13
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income (loss)	$(1,115,981)	$1,138,385
Net realized gain (loss)	(6,921,713)	14,535,900
Change in net unrealized appreciation
(depreciation)	13,338,467	(27,297,822)

Increase (decrease) in net assets resulting
from operations	5,300,773	(11,623,537)

Distributions to shareholders
From net investment income
Class A	(4)	—
Class I	(333)	(256)
Class NAV	(1,687,747)	(1,058,174)
From net realized gain
Class A	(2,563)	(3,558)
Class I	(2,563)	(3,558)
Class NAV	(9,772,310)	(10,873,251)

Total distributions	(11,465,520)	(11,938,797)

From fund share transactions	(28,740,896)	70,372,684

Total increase (decrease)	(34,905,643)	46,810,350

Net assets

Beginning of period	331,540,011	284,729,661

End of period	$296,634,368	$331,540,011

Undistributed (accumulated distributions in
excess of) net investment income	$(1,651,792)	$1,152,273

See notes to financial statements
11

China Emerging Leaders Fund
Financial highlights

Class A Shares

Per share operating performance	1-31-14[1]	7-31-13	7-31-12[2]

Net asset value, beginning of period	$8.65	$9.32	$10.00
Net investment income (loss)[3]	(0.05)	(0.02)	0.02
Net realized and unrealized gain (loss) on
investments	0.15	(0.29)	(0.70)
Total from investment operations	0.10	(0.31)	(0.68)

Less distributions
From net investment income	—[4]	—	—
From net realized gain	(0.26)	(0.36)	—
Total distributions	(0.26)	(0.36)	—

Net asset value, end of period	$8.49	$8.65	$9.32

Total return (%)[5,6]	1.10[7]	(3.96)	(6.80)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	— [8]	— [8]	— [8]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.69[9]	1.76[10]	1.83[9]
Expenses including reductions	1.69[9]	1.76	1.80[9]
Net investment income (loss)	(1.09)[9]	(0.20)	0.35[9]
Portfolio turnover (%)	77	51	35

1 Six months ended 1-31-14. Unaudited.
2 Period from 12-29-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized
8 Less than $500,000.
9 Annualized
10 Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

See notes to financial statements
12

China Emerging Leaders Fund
Financial highlights

Class I Shares

Per share operating performance	1-31-14[1]	7-31-13	7-31-12[2]

Net asset value, beginning of period	$8.68	$9.34	$10.00
Net investment income (loss) [3]	(0.03)	0.02	0.04
Net realized and unrealized gain (loss) on
investments	0.14	(0.29)	(0.70)
Total from investment operations	0.11	(0.27)	(0.66)

Less distributions
From net investment income	(0.03)	(0.03)	—
From net realized gain	(0.26)	(0.36)	—
Total distributions	(0.29)	(0.39)	—
Net asset value, end of period	$8.50	$8.68	$9.34

Total return (%)[4]	1.24[5]	(3.61)	(6.60)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]	— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.37[7]	1.37	1.44[7]
Expenses including reductions	1.36[7]	1.37	1.44[7]
Net investment income (loss)	(0.77)[7]	0.19	0.72[7]
Portfolio turnover (%)	77	51	35

1 Six months ended 1-31-14. Unaudited
2 Period from 12-29-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements
13

China Emerging Leaders Fund
Financial highlights

Class NAV Shares

Per share operating performance	1-31-14[1]	7-31-13	7-31-12[2]

Net asset value, beginning of period	$8.69	$9.34	$10.00
Net investment income (loss)[3]	(0.03)	0.04	0.05
Net realized and unrealized gain (loss) on
investments	0.14	(0.30)	(0.71)
Total from investment operations	0.11	(0.26)	(0.66)

Less distributions
From net investment income	(0.04)	(0.03)	—
From net realized gain	(0.26)	(0.36)	—
Total distributions	(0.30)	(0.39)	—
Net asset value, end of period	$8.50	$8.69	$9.34

Total return (%)[4]	1.25[5]	(3.41)	(6.60)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$296	$331	$285
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.25[6]	1.27	1.34[6]
Expenses including reductions	1.25[6]	1.27	1.34[6]
Net investment income (loss)	(0.65)[6]	0.36	0.84[6]
Portfolio turnover (%)	77	51	35

1 Six months ended 1-31-14. Unaudited
2 Period from 12-29-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements
14

China Emerging Leaders Fund
Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock China Emerging Leaders Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to achieve long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily

15

an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with market values of approximately $3,559,171 at the beginning of the year were transferred from Level 2 to Level 3 during the period because significant observable inputs used in valuations were no longer readily available.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01-31-14	Price	Inputs	Inputs
Common Stocks
China	$175,732,609	—	$175,732,609	—
Hong Kong	91,443,628	—	89,913,449	$1,530,179
Singapore	9,500,265	—	9,500,265	—
Warrants
Bermuda	3,317,969	—	3,317,969	—
Great Britain	6,811,516	—	6,811,516	—
Short-Term Investments	920,863	$920,863	—	—

Total Investments in Securities	$287,726,850	$920,863	$285,275,808	$1,530,179
Other Investments
Futures	($11,758)	($11,758)	—	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period, and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Common Stock

Balance as of 7-31-13	-
Realized gain (loss)	($889,324)
Change in unrealized appreciation (depreciation)	(2,667,381)
Purchases	1,627,795
Sales	(100,082)
Transfer into Level 3	3,559,171
Transfer out of Level 3	-
Balance as of 1-31-14	$1,530,179
Changes in unrealized at period end *	(3,656,787)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

16

realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $234. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

17

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies.

Note 3 – Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2014, the fund used futures contracts to gain exposure to certain securities markets. During the six months ended January 31, 2014, the fund held futures contracts

18

with notional values up to $6.0 million, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

H-Shares Index Futures	94	Long	Feb 2014	$5,948,657	$5,936,899	($11,758)

						($11,758)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Note 4 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund‘s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 1.10% of the first $500,000,000 of the fund’s average daily net assets, b) 1.05% of the next $500,000,000 of the fund’s average daily net assets and c) 1.00% of the fund’s average daily net assets in excess of $1,000,000,000. Prior to December 18, 2013, the Advisor had a subadvisory agreement with Atlantis Investment Management (H.K.), Ltd. Effective December 18, 2013, the Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to waive and/or reimburse operating expenses for Class A, Class I and Class NAV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. The fee waivers and/or reimbursements are such that the expenses will not exceed 1.70%, 1.37% and 1.26% for Class A, Class I and Class NAV shares, respectively. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

19

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse other expenses of the fund, excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, state registration fees, taxes, brokerage commissions, interest expense, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.25% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Accordingly, these expense reductions amounted to $3, $3 and $10,076 for Class A, Class I and Class NAV shares, respectively for the six months ended January 31, 2014.

The investment management fees incurred for the six months ended January 31, 2014, were equivalent to a net annual effective rate of 1.09% of the fund’s average daily net assets.

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

Amounts	Amounts	Amounts		Amount
Eligible for	Eligible for	Eligible for	Amounts Eligible	recovered
recovery	recovery	recovery	for recovery	during the
through July 1,	through July 1,	through July	through January 1,	period ended
2014	2015	1, 2016	2017	1/31/2014

—	—	—	$1	—

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Sales charges. Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, CDSCs received by the Distributor amounted to $0 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for

20

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

Class	Distribution and	Transfer agent fees
	service fees

A	$135	$62

I	—	53

Total	$135	$115

The fund did not incur printing and postage and state registration fees for the six months ended January 31, 2014.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 - Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and the year ended July 31, 2013 were as follows:

	Six months ended		Year ended
	January 31, 2014		July 31, 2013

	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,432	$67,041	6,903,780	$62,149,839
Distributions reinvested	1,340,358	11,460,057	1,165,178	11,931,425
Repurchased	(4,620,928)	(40,267,994)	(376,638)	(3,708,580)

Net increase (decrease)	(3,273,138)	$(28,740,896)	7,692,320	$70,372,684

Total net increase (decrease)	(3,273,138)	$(28,740,896)	7,692,320	$70,372,684

There were no fund share transactions for Class A and Class I shares for the six months ended January 31, 2014 and the year ended July 31, 2013.

Affiliates of the fund owned 100% of shares of beneficial interest of the fund on January 31, 2014.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $251,497,463 and $293,739,248, respectively, for the six months ended January 31, 2014.

21

Note 8 - Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, affiliated fund investments may represent a significant portion of the fund’s net assets. At January 31, 2014, funds within the John Hancock funds complex held 100% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

Affiliated
Fund	Concentration
John Hancock Lifestyle Growth Portfolio	37.8%
John Hancock Lifestyle Balanced Portfolio	28.2%
John Hancock Lifestyle Aggressive Portfolio	17.0%

Note 9 – Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended January 31, 2014, is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

Silver Base Group Holdings,
Ltd.
Bought: 2,000,000
Sold: 3,258,000	75,000,000	73,742,000	($972,525)	—	$9,372,200

22

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadvisor
Craig Bromley†	Dimensional Fund Advisors LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
Officers	K&L Gates LLP
Andrew G. Arnott#
President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website sec.gov or on our website.

Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

23

John Hancock
INVESTMENTS

John Hancock

Global Absolute Return Strategies Fund

Semiannual Report

1.31.14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1]	6-months	1-year	5-year	10-year	Since inception [1]

Class A	–0.89	—	—	3.32	–1.99	–0.89	—	—	7.20

Class C2	2.61	—	—	5.13	1.84	2.61	—	—	11.23

Class I3	4.76	—	—	6.28	3.41	4.76	—	—	13.83

Class R2[2,3]	4.14	—	—	5.66	3.08	4.14	—	—	12.42

Class R6[2,3]	4.74	—	—	6.23	3.39	4.74	—	—	13.70

Class NAV[3]	4.79	—	—	6.31	3.44	4.79	—	—	13.90

Index 1†	0.09	—	—	0.11	0.04	0.09	—	—	0.23

Index 2†	16.70	—	—	20.15	7.10	16.70	—	—	47.59

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.78	2.51	1.46	2.00	1.50	1.29
Gross (%)	1.78	2.51	1.46	9.14	1.52	1.29

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index; Index 2 is the MSCI World Index.

See the following page for footnotes.

6	Global Absolute Return Strategies Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class C4	12-19-11	$11,123	$11,123	$10,023	$14,759

Class I3	12-19-11	11,383	11,383	10,023	14,759

Class R2[3]	12-19-11	11,242	11,242	10,023	14,759

Class R6[3]	12-19-11	11,370	11,370	10,023	14,759

Class NAV[3]	12-19-11	11,390	11,390	10,023	14,759

Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index — Index 1 — tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index (gross of foreign withholding taxes on dividends) — Index 2 — is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 12-19-11.
2 Class R2 and Class R6 shares were first offered on 3-1-12; Class C shares were first offered on 8-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R6, and Class C shares.
3 For certain types of investors as described in the fund’s prospectuses.
4 The contingent deferred sales charge is not applicable.

Semiannual report | Global Absolute Return Strategies Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,031.70	$8.81

Class C	1,000.00	1,028.40	12.37

Class I	1,000.00	1,034.10	7.13

Class R2	1,000.00	1,030.80	10.24

Class R6	1,000.00	1,033.90	6.92

Class NAV	1,000.00	1,034.40	6.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Absolute Return Strategies Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,016.50	$8.74

Class C	1,000.00	1,013.00	12.28

Class I	1,000.00	1,018.20	7.07

Class R2	1,000.00	1,015.10	10.16

Class R6	1,000.00	1,018.40	6.87

Class NAV	1,000.00	1,018.80	6.46

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.72%, 2.42%, 1.39%, 2.00%, 1.35%, and 1.27% for Class A, Class C, Class I, Class R2, Class R6, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Absolute Return Strategies Fund	9

Portfolio summary

Corporate Bonds	14.4%	Foreign Government Obligations	5.4%

United States	4.5%	Mexico	4.8%

France	1.9%	Germany	0.6%

Netherlands	1.7%

United Kingdom	1.6%	Purchased Options	0.9%

Luxembourg	0.6%	United States	0.7%

Ireland	0.6%	South Korea	0.2%

Spain	0.6%

Italy	0.6%

Germany	0.4%	Short-Term Investments & Other	45.0%

Denmark	0.3%	Certificate of Deposit	16.0%

Other Countries	1.6%	Commercial Paper	10.4%

		Time Deposits	9.8%

		U.S. Government	4.3%

Equities	34.3%	Repurchase Agreement	0.8%

United States	10.5%	Other	3.7%

France	3.4%

Japan	2.5%

United Kingdom	2.3%

China	2.1%

Switzerland	2.0%

Sweden	1.3%

Spain	1.2%

Netherlands	1.1%

Hong Kong	0.8%

Other Countries	7.1%

1 As a percentage of net assets on 1-31-14.
2 Absolute return funds are not designed to outperform stocks and bonds in strong markets. There is no guarantee of a positive return, of the fund achieving its objective, or that volatility-reducing strategies will be successful. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Fixed income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Currency transactions are affected by fluctuations in exchange rates. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities include a higher risk of default. Please see the fund’s prospectuses for additional risks.

10	Global Absolute Return Strategies Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 14.4%			$691,748,818

(Cost $661,497,451)

Australia 0.2%				9,504,676

CNOOC Curtis Funding No. 1 Pty, Ltd.	2.750	10-03-20	EUR 700,000	962,490

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	595,000	642,600

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	1,600,000	1,762,000

Origin Energy Finance, Ltd.	3.500	10-04-21	EUR 800,000	1,124,436

Santos Finance, Ltd. (8.250% to 9-22-17, then
3 month EURIBOR + 6.851%)	8.250	09-22-70	EUR 1,010,000	1,529,622

Telstra Corp., Ltd.	2.500	09-15-23	EUR 1,320,000	1,789,003

Westfield Retail Trust 1	3.250	09-11-23	EUR 1,200,000	1,694,525

Austria 0.0%				1,738,430

Raiffeisen Bank International AG	6.000	10-16-23	EUR 400,000	572,539

Raiffeisen Bank International AG	6.625	05-18-21	EUR 400,000	613,389

UniCredit Bank Austria AG	2.625	01-30-18	EUR 400,000	552,502

Belgium 0.1%				3,692,491

Anheuser-Busch InBev NV	4.000	06-02-21	EUR 700,000	1,072,561

Belfius Bank SA/NV	2.250	09-26-18	EUR 1,900,000	2,619,930

Brazil 0.0%				1,795,996

Vale SA	3.750	01-10-23	EUR 380,000	511,225

Vale SA	4.375	03-24-18	EUR 880,000	1,284,771

Canada 0.1%				5,645,258

Air Canada 2013-1 Class B Pass Through
Trust (S)	5.375	05-15-21	699,000	699,000

Bombardier, Inc. (S)	7.750	03-15-20	500,000	553,125

Cascades, Inc.	7.875	01-15-20	512,000	547,840

FQM Akubra, Inc. (S)	8.750	06-01-20	1,075,000	1,222,813

Great-West Lifeco, Inc.	2.500	04-18-23	EUR 1,220,000	1,638,830

Resolute Forest Products, Inc. (S)	5.875	05-15-23	1,030,000	983,650

Cayman Islands 0.2%				11,607,218

Hutchison Whampoa Europe Finance 13, Ltd.
(3.750% to 5-10-18, then 5 Year Euro Swap
Rate + 2.941%) (Q)	3.750	05-10-18	EUR 1,030,000	1,339,567

Hutchison Whampoa Finance 09, Ltd.	4.750	11-14-16	EUR 2,150,000	3,192,603

IPIC GMTN, Ltd.	4.875	05-14-16	EUR 1,710,000	2,493,647

IPIC GMTN, Ltd.	5.875	03-14-21	EUR 1,130,000	1,811,514

Nord Anglia Education, Inc., PIK (S)	8.500	02-15-18	1,400,000	1,456,000

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Cayman Islands (continued)

Thames Water Utilities Cayman Finance, Ltd.	3.250	11-09-16	EUR 100,000	$143,341

UPCB Finance, Ltd.	7.625	01-15-20	EUR 805,000	1,170,546

Czech Republic 0.1%				3,566,445

CEZ A/S	4.500	06-29-20	EUR 860,000	1,329,380

CEZ A/S	4.875	04-16-25	EUR 300,000	476,736

CEZ A/S	5.000	10-19-21	EUR 1,100,000	1,760,329

Denmark 0.3%				12,010,641

Danske Bank A/S	3.875	05-18-16	EUR 380,000	547,687

Danske Bank A/S	3.875	02-28-17	EUR 2,082,000	3,050,322

Danske Bank A/S (3.875% to 10-4-18, then
5 Year Euro Swap Rate + 2.625%)	3.875	10-04-23	EUR 1,000,000	1,404,199

Danske Bank A/S (4.100% to 3-16-15, then
3 month EURIBOR + 1.810%)	4.100	03-16-18	EUR 1,220,000	1,670,095

DONG Energy A/S (P)	4.875	07-08-18	EUR 800,000	1,114,202

DONG Energy A/S	4.875	12-16-21	EUR 560,000	893,577

DONG Energy A/S	6.500	05-07-19	EUR 660,000	1,106,058

DONG Energy A/S (6.250% to 6-26-23, then
5 Year Euro Swap Rate + 4.750%)	6.250	06-26-23	EUR 596,000	869,729

TDC A/S	4.375	02-23-18	EUR 900,000	1,354,772

Finland 0.1%				3,033,001

Fortum OYJ	4.000	05-24-21	EUR 380,000	576,595

Pohjola Bank PLC	5.750	02-28-22	EUR 940,000	1,519,670

Teollisuuden Voima OYJ	4.625	02-04-19	EUR 620,000	936,736

France 1.9%				91,855,074

Areva SA	3.250	09-04-20	EUR 1,800,000	2,539,429

Areva SA	4.625	10-05-17	EUR 600,000	896,261

Autoroutes du Sud de la France SA	2.950	01-17-24	EUR 600,000	819,780

Autoroutes du Sud de la France SA	7.375	03-20-19	EUR 550,000	946,764

AXA SA (5.250% to 4-16-20, then 3 month
EURIBOR + 3.050%)	5.250	04-16-40	EUR 650,000	957,219

Banque Federative du Credit Mutuel SA	3.000	11-28-23	EUR 400,000	552,535

Banque PSA Finance SA	6.000	07-16-14	EUR 750,000	1,031,007

BNP Paribas SA	2.500	08-23-19	EUR 1,500,000	2,098,541

BNP Paribas SA	2.875	11-27-17	EUR 1,600,000	2,290,113

BNP Paribas SA	3.000	02-24-17	EUR 300,000	428,239

BNP Paribas SA (4.730% to 4-12-16, then
3 month EURIBOR + 1.690%) (Q)	4.730	04-12-16	EUR 300,000	418,346

BPCE SA	2.000	04-24-18	EUR 800,000	1,100,107

BPCE SA	4.500	02-10-22	EUR 1,300,000	2,026,622

BPCE SA	5.150	07-21-24	1,300,000	1,305,780

Carrefour SA	5.250	10-24-18	EUR 500,000	786,336

Casino Guichard Perrachon SA	3.157	08-06-19	EUR 600,000	851,060

Casino Guichard Perrachon SA	3.311	01-25-23	EUR 1,100,000	1,514,012

Casino Guichard Perrachon SA	4.379	02-08-17	EUR 850,000	1,249,696

Casino Guichard Perrachon SA	4.472	04-04-16	EUR 1,300,000	1,880,701

Casino Guichard Perrachon SA	4.726	05-26-21	EUR 400,000	614,554

Christian Dior SA	3.750	09-23-14	EUR 850,000	1,165,519

Christian Dior SA	4.000	05-12-16	EUR 1,100,000	1,569,459

12	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
France (continued)

Cie Financiere et Industrielle des Autoroutes SA	5.000	05-24-21	EUR 300,000	$477,959

CNP Assurances (6.875% to 9-30-21, then
12 Month EURIBOR + 4.400%)	6.875	09-30-41	EUR 800,000	1,222,063

Credit Agricole SA	3.900	04-19-21	EUR 650,000	932,767

Credit Agricole SA	5.971	02-01-18	EUR 1,600,000	2,490,774

Credit Agricole SA (7.875% to 1-23-24, then
5 Year Euro Swap Rate + 4.898%) (Q)	7.875	01-23-24	800,000	812,000

Electricite de France SA	3.875	01-18-22	EUR 1,300,000	1,955,915

Electricite de France SA	4.625	09-11-24	EUR 450,000	711,041

Electricite de France SA	4.625	04-26-30	EUR 1,500,000	2,363,091

Electricite de France SA (4.125% to 1-22-22,
then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125	01-22-22	EUR 1,100,000	1,464,879

Eutelsat SA	2.625	01-13-20	EUR 1,600,000	2,189,123

Eutelsat SA	5.000	01-14-19	EUR 1,300,000	1,997,090

GDF Suez	3.500	10-18-22	EUR 2,015,000	2,987,599

Kering	2.500	07-15-20	EUR 700,000	967,125

Lafarge SA	4.750	09-30-20	EUR 620,000	882,519

Lafarge SA	6.625	11-29-18	EUR 1,350,000	2,089,304

Lafarge SA	8.875	05-27-14	EUR 620,000	855,610

Lagardere SCA	4.125	10-31-17	EUR 900,000	1,299,570

Legrand SA	4.375	03-21-18	EUR 900,000	1,366,408

Mercialys SA	4.125	03-26-19	EUR 700,000	1,038,884

Orange SA	3.875	04-09-20	EUR 620,000	923,660

Orange SA	3.875	01-14-21	EUR 2,200,000	3,285,056

Orange SA	8.125	01-28-33	EUR 380,000	781,405

Pernod Ricard SA	4.875	03-18-16	EUR 1,900,000	2,765,533

Pernod Ricard SA	5.000	03-15-17	EUR 1,300,000	1,948,649

RCI Banque SA	1.750	07-06-16	EUR 940,000	1,285,859

RCI Banque SA	4.250	04-27-17	EUR 1,180,000	1,729,818

RCI Banque SA	5.625	03-13-15	EUR 1,456,000	2,063,533

RTE EDF Transport SA	4.125	02-03-21	EUR 900,000	1,389,592

Sanofi	2.500	11-14-23	EUR 1,000,000	1,367,754

Societe Des Autoroutes Paris-Rhin-Rhone	4.875	01-21-19	EUR 400,000	619,559

Societe Des Autoroutes Paris-Rhin-Rhone	5.000	01-12-17	EUR 400,000	599,025

Societe Fonciere Lyonnaise SA	3.500	11-28-17	EUR 200,000	288,189

Societe Fonciere Lyonnaise SA	4.625	05-25-16	EUR 1,500,000	2,172,765

Societe Generale SA	4.000	06-07-23	EUR 1,500,000	2,067,759

Societe Generale SA	4.750	03-02-21	EUR 600,000	948,826

Societe Generale SA (8.250% to 11-29-18,
then 5 Year Swap Rate + 6.394%) (Q)	8.250	11-29-18	750,000	799,125

Societe Generale SA (9.375% to 9-4-19, then
3 month EURIBOR + 8.901%) (Q)	9.375	09-04-19	EUR 300,000	485,532

SPCM SA	5.500	06-15-20	EUR 605,000	883,280

SPCM SA (S)	6.000	01-15-22	1,050,000	1,110,375

Suez Environnement SA	6.250	04-08-19	EUR 100,000	166,428

Unibail-Rodamco SE	3.875	12-13-17	EUR 1,300,000	1,923,214

Unibail-Rodamco SE	4.625	09-23-16	EUR 145,000	214,298

Veolia Environnement SA	4.625	03-30-27	EUR 400,000	604,173

Veolia Environnement SA	5.125	05-24-22	EUR 54,000	86,890

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
France (continued)

Veolia Environnement SA	6.750	04-24-19	EUR 1,580,000	$2,664,713

Veolia Environnement SA (4.450% to 4-16-18,
then 5 Year Euro Swap Rate + 3.603%) (Q)	4.450	04-16-18	EUR 400,000	532,089

Vinci SA (6.250% to 11-13-15, then 3 month
EURIBOR + 3.750%) (Q)	6.250	11-13-15	EUR 550,000	789,262

Vivendi SA	4.125	07-18-17	EUR 1,500,000	2,212,912

Germany 0.4%				20,984,275

Allianz SE (4.750% to 10-24-23, then 3 month
EURIBOR + 3.600%) (Q)	4.750	10-24-23	EUR 1,400,000	1,944,825

Commerzbank AG	7.750	03-16-21	EUR 1,000,000	1,537,517

Continental AG	3.125	09-09-20	EUR 2,320,000	3,300,251

FMC Finance VIII SA	6.500	09-15-18	EUR 575,000	912,358

Henkel AG & Company KGaA (5.375% to
11-25-15, then 3 month EURIBOR + 2.850%)	5.375	11-25-15	EUR 530,000	754,756

KraussMaffei Group GmbH	8.750	12-15-20	EUR 675,000	1,013,699

Mondi Consumer Packaging International AG	9.750	07-15-17	EUR 280,000	410,154

Muenchener Rueckversicherungs AG
(6.250% to 5-26-22, then 3 month
EURIBOR + 4.950%)	6.250	05-26-42	EUR 300,000	484,980

ThyssenKrupp AG	9.250	06-18-14	EUR 2,120,000	2,937,924

Trionista TopCo GmbH	6.875	04-30-21	EUR 700,000	1,015,368

UniCredit Bank AG	6.000	02-05-14	EUR 300,000	404,610

Unitymedia Hessen GmbH & Company KG	6.250	01-15-29	EUR 1,000,000	1,355,443

Unitymedia Hessen GmbH & Company KG	7.500	03-15-19	EUR 225,000	331,527

Unitymedia KabelBW GmbH	9.500	03-15-21	EUR 200,000	312,224

Unitymedia KabelBW GmbH	9.625	12-01-19	EUR 710,000	1,051,228

Volkswagen Leasing GmbH	3.250	05-10-18	EUR 2,200,000	3,217,411

Greece 0.0%				433,225

Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	430,000	433,225

Ireland 0.6%				29,209,502

AIB Mortgage Bank	2.625	07-29-16	EUR 380,000	528,147

Aquarius + Investments PLC (4.250% to
10-2-23, then 3 month EURIBOR + 3.450%)	4.250	10-02-43	EUR 1,220,000	1,706,047

Aquarius + Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	560,000	585,060

Ardagh Glass Finance PLC	8.750	02-01-20	EUR 100,000	143,310

Ardagh Packaging Finance PLC (S)	6.250	01-31-19	585,000	587,194

Ardagh Packaging Finance PLC (S)	6.750	01-31-21	630,000	630,000

Ardagh Packaging Finance PLC (S)	7.000	11-15-20	70,588	71,471

Ardagh Packaging Finance PLC	7.375	10-15-17	EUR 400,000	575,895

Ardagh Packaging Finance PLC (S)	9.125	10-15-20	505,000	551,713

Bank of Ireland Mortgage Bank	3.125	11-20-15	EUR 940,000	1,311,113

Bank of Ireland Mortgage Bank	3.625	10-02-20	EUR 1,050,000	1,525,362

Bord Gais Eireann	3.625	12-04-17	EUR 750,000	1,090,788

ESB Finance, Ltd.	6.250	09-11-17	EUR 1,880,000	2,962,441

FGA Capital Ireland PLC	4.000	10-17-18	EUR 1,050,000	1,462,584

FGA Capital Ireland PLC	4.375	09-18-14	EUR 1,200,000	1,643,687

FGA Capital Ireland PLC	5.250	02-28-14	EUR 330,000	446,210

14	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Ireland (continued)

Fly Leasing, Ltd.	6.750	12-15-20	1,125,000	$1,139,063

GE Capital European Funding	3.625	06-15-17	EUR 936,000	1,362,452

GE Capital European Funding	4.250	03-01-17	EUR 350,000	517,664

GE Capital European Funding	4.350	11-03-21	EUR 200,000	309,362

GE Capital European Funding	4.625	02-22-27	EUR 950,000	1,515,423

GE Capital European Funding	5.375	01-16-18	EUR 1,070,000	1,671,521

GE Capital European Funding	5.375	01-23-20	EUR 200,000	323,386

GE Capital European Funding	6.000	01-15-19	EUR 1,150,000	1,873,613

Ono Finance II PLC	11.125	07-15-19	EUR 100,000	149,812

Rottapharm, Ltd.	6.125	11-15-19	EUR 675,000	937,683

Smurfit Kappa Acquisitions	4.125	01-30-20	EUR 615,000	852,260

Smurfit Kappa Acquisitions	5.125	09-15-18	EUR 100,000	144,985

Smurfit Kappa Acquisitions	7.750	11-15-19	EUR 150,000	217,992

Swisscom AG	2.000	09-30-20	EUR 1,100,000	1,496,907

Willow No. 2 Ireland PLC	3.375	06-27-22	EUR 600,000	876,357

Italy 0.6%				26,989,981

Aeroporti Di Roma SpA	3.250	02-20-21	EUR 138,000	191,453

Assicurazioni Generali SpA	2.875	01-14-20	EUR 1,800,000	2,465,531

Assicurazioni Generali SpA	5.125	09-16-24	EUR 1,500,000	2,307,530

Atlantia SpA	4.375	03-16-20	EUR 370,000	556,821

Edison SpA	3.875	11-10-17	EUR 1,220,000	1,803,209

Eni SpA	3.250	07-10-23	EUR 850,000	1,190,533

Eni SpA	3.625	01-29-29	EUR 1,000,000	1,359,570

Eni SpA	3.750	09-12-25	EUR 1,700,000	2,416,141

Eni SpA	4.000	06-29-20	EUR 700,000	1,050,319

GTECH SpA	5.375	12-05-16	EUR 750,000	1,117,880

Intesa Sanpaolo SpA	4.000	11-09-17	EUR 100,000	142,943

Intesa Sanpaolo SpA	4.125	09-19-16	EUR 200,000	285,672

Intesa Sanpaolo SpA	4.375	10-15-19	EUR 200,000	290,459

Intesa Sanpaolo SpA	4.875	07-10-15	EUR 400,000	565,774

Intesa Sanpaolo SpA	5.000	02-28-17	EUR 3,500,000	5,133,488

Intesa Sanpaolo SpA	6.625	09-13-23	EUR 230,000	340,383

Intesa Sanpaolo SpA (3.750% to 3-2-15, then
3 month EURIBOR + 0.890%)	3.750	03-02-20	EUR 200,000	252,547

Snam SpA	3.875	03-19-18	EUR 560,000	819,560

Snam SpA	5.000	01-18-19	EUR 110,000	169,535

Telecom Italia SpA	7.000	01-20-17	EUR 1,600,000	2,408,928

UniCredit SpA	4.875	03-07-17	EUR 1,450,000	2,121,705

Jamaica 0.0%				1,544,400

Digicel Group, Ltd. (S)	8.250	09-30-20	1,485,000	1,544,400

Jersey, Channel Islands 0.2%				9,958,708

CPUK Finance, Ltd.	11.625	02-28-18	GBP 475,000	888,219

Heathrow Funding, Ltd.	4.125	10-12-16	EUR 1,800,000	2,618,187

Heathrow Funding, Ltd.	4.375	01-25-17	EUR 560,000	824,149

Heathrow Funding, Ltd.	4.600	02-15-18	EUR 860,000	1,301,011

HSBC Capital Funding LP (5.369% to 3-24-14,
then 3 month EURIBOR + 2.000%) (Q)	5.369	03-24-14	EUR 490,000	663,810

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Jersey, Channel Islands (continued)

Prosecure Funding LP	4.668	06-30-16	EUR 1,500,000	$2,110,040

UBS AG (4.500% to 9-16-14, then 3 month
EURIBOR + 1.260%)	4.500	09-16-19	EUR 1,130,000	1,553,292

Luxembourg 0.6%				30,453,904

ArcelorMittal	6.000	03-01-21	1,015,000	1,060,675

ArcelorMittal	9.500	02-15-15	380,000	408,500

Bilbao Luxembourg SA, PIK	10.500	12-01-18	EUR 350,000	467,324

Cabot Financial Luxembourg SA	8.375	08-01-20	GBP 100,000	179,520

Cabot Financial Luxembourg SA	10.375	10-01-19	GBP 625,000	1,186,689

Cemex Espana Luxembourg (S)	9.250	05-12-20	1,375,000	1,487,063

CNH Industrial Finance Europe SA	5.250	03-11-15	EUR 1,350,000	1,888,232

CNH Industrial Finance Europe SA	6.250	03-09-18	EUR 1,050,000	1,596,054

Expro Finance Luxembourg SCA (S)	8.500	12-15-16	445,000	465,025

Fiat Finance & Trade SA	6.750	10-14-19	EUR 600,000	880,237

Gazprom OAO	3.755	03-15-17	EUR 2,070,000	2,910,460

Geo Debt Finance SCA	7.500	08-01-18	EUR 100,000	143,637

Geo Travel Finance SCA	10.375	05-01-19	EUR 400,000	582,746

Gestamp Funding Luxembourg SA	5.875	05-31-20	EUR 500,000	711,439

Glencore Finance Europe SA	3.375	09-30-20	EUR 850,000	1,193,894

Glencore Finance Europe SA	5.250	03-22-17	EUR 2,150,000	3,219,077

HeidelbergCement Finance Luxembourg SA	6.750	12-15-15	EUR 1,130,000	1,663,104

HeidelbergCement Finance Luxembourg SA	7.500	04-03-20	EUR 150,000	245,548

INEOS Group Holdings SA (S)	6.125	08-15-18	545,000	554,538

Intelsat Jackson Holdings SA	6.625	12-15-22	520,000	536,900

Intelsat Luxembourg SA (S)	7.750	06-01-21	1,722,000	1,846,845

Kleopatra Holdings 1 SCA, PIK	10.250	08-15-17	EUR 422,855	590,322

Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR 500,000	740,099

Prologis International Funding II SA	2.750	10-23-18	EUR 800,000	1,100,399

Stackpole International Intermediate Company
SA (S)	7.750	10-15-21	1,467,000	1,529,348

Wind Acquisition Finance SA (S)	6.500	04-30-20	600,000	654,000

Wind Acquisition Finance SA	7.375	02-15-18	EUR 1,610,000	2,285,405

Zinc Capital SA	8.875	05-15-18	EUR 225,000	326,824

Marshall Islands 0.0%				1,640,650

Millennium Offshore Services Superholdings
LLC (S)	9.500	02-15-18	1,570,000	1,640,650

Mexico 0.1%				6,099,275

America Movil SAB de CV	3.000	07-12-21	EUR 660,000	915,493

America Movil SAB de CV	4.750	06-28-22	EUR 600,000	928,385

America Movil SAB de CV (P)	5.125	09-06-73	EUR 600,000	832,687

Cemex SAB de CV (S)	7.250	01-15-21	375,000	385,313

Petroleos Mexicanos	3.125	11-27-20	EUR 1,000,000	1,347,202

Petroleos Mexicanos	5.500	01-09-17	EUR 1,130,000	1,690,195

Netherlands 1.7%				79,886,972

ABN AMRO Bank NV	6.375	04-27-21	EUR 510,000	804,869

ABN AMRO Bank NV (4.310% to 3-10-16, then
3 month EURIBOR + 1.660%) (Q)	4.310	03-10-16	EUR 190,000	256,253

Achmea BV	2.500	11-19-20	EUR 1,400,000	1,914,214

16	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Netherlands (continued)

Adecco International Financial Services BV	2.750	11-15-19	EUR 940,000	$1,294,883

Aegon NV	3.000	07-18-17	EUR 750,000	1,074,071

Alliander NV (4.125% to 1-22-22,then 5 Year
Euro Swap Rate + 2.295%) (Q)	3.250	11-27-18	EUR 1,000,000	1,361,512

Allianz Finance II BV (5.750% to 7-8-21, then
3 month EURIBOR + 2.349%)	5.750	07-08-41	EUR 1,500,000	2,327,656

Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR 1,075,000	1,452,353

Coca-Cola HBC Finance BV	2.375	06-18-20	EUR 465,000	637,864

Coca-Cola HBC Finance BV	4.250	11-16-16	EUR 238,000	347,941

Conti-Gummi Finance BV	2.500	03-20-17	EUR 450,000	629,820

Deutsche Annington Finance BV	2.125	07-25-16	EUR 1,100,000	1,512,601

Deutsche Annington Finance BV	3.125	07-25-19	EUR 1,700,000	2,388,852

Deutsche Telekom International Finance BV	4.250	07-13-22	EUR 1,310,000	2,017,805

Deutsche Telekom International Finance BV	6.625	03-29-18	EUR 513,000	842,063

E.ON International Finance BV	5.750	05-07-20	EUR 810,000	1,347,210

EDP Finance BV	5.750	09-21-17	EUR 770,000	1,142,348

EN Germany Holdings BV	10.750	11-15-15	EUR 92,000	126,562

Enel Finance International NV	4.625	06-24-15	EUR 1,175,000	1,661,537

Enel Finance International NV	4.875	03-11-20	EUR 1,540,000	2,338,084

Enel Finance International NV	5.750	10-24-18	EUR 2,750,000	4,309,569

Fresenius Finance BV	3.000	02-01-21	EUR 1,000,000	1,341,956

Fresenius Finance BV	4.250	04-15-19	EUR 300,000	439,487

HeidelbergCement Finance BV	8.000	01-31-17	EUR 800,000	1,250,514

HIT Finance BV	5.750	03-09-18	EUR 600,000	930,748

Iberdrola International BV	3.000	01-31-22	EUR 1,200,000	1,643,687

Iberdrola International BV (5.750% to 2-27-18,
then 5 Year Euro Swap Rate + 4.810%) (Q)	5.750	02-27-18	EUR 400,000	562,120

ING Bank NV (P)	3.500	11-21-23	EUR 1,085,000	1,475,777

ING Bank NV	4.000	12-23-16	EUR 100,000	146,456

ING Bank NV	4.250	01-13-17	EUR 1,600,000	2,357,095

ING Bank NV	4.875	01-18-21	EUR 810,000	1,286,946

KBC IFIMA NV	4.500	03-27-17	EUR 2,540,000	3,783,319

KPN NV	5.625	09-30-24	EUR 560,000	895,834

KPN NV	6.500	01-15-16	EUR 280,000	417,235

KPN NV	7.500	02-04-19	EUR 1,130,000	1,922,927

LeasePlan Corp. NV	2.375	04-23-19	EUR 800,000	1,105,908

LeasePlan Corp. NV	2.500	09-19-16	EUR 750,000	1,046,703

Linde Finance BV (7.375% to 7-14-16, then
3 month EURIBOR + 4.125%)	7.375	07-14-66	EUR 1,220,000	1,848,622

NXP BV (S)	5.750	02-15-21	650,000	672,750

Petrobras Global Finance BV	2.750	01-15-18	EUR 2,300,000	3,030,663

Playa Resorts Holding BV (S)	8.000	08-15-20	1,535,000	1,634,775

Rabobank Nederland NV	3.500	10-17-18	EUR 2,540,000	3,737,709

Rabobank Nederland NV	4.125	01-14-20	EUR 1,410,000	2,134,155

Rabobank Nederland NV (8.375% to 7-26-16,
then 5 Year Constant Maturity Treasury +
6.425%) (Q)	8.375	07-26-16	850,000	925,480

Repsol International Finance BV	3.625	10-07-21	EUR 1,400,000	1,969,386

Repsol International Finance BV	4.250	02-12-16	EUR 500,000	716,147

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Netherlands (continued)

Robert Bosch Investment Nederland BV	2.625	05-24-28	EUR 1,100,000	$1,473,336

RWE Finance BV	6.500	08-10-21	EUR 750,000	1,306,445

RWE Finance BV	6.625	01-31-19	EUR 850,000	1,412,736

Schaeffler Finance BV	4.250	05-15-18	EUR 100,000	139,422

Schaeffler Finance BV	7.750	02-15-17	EUR 300,000	464,856

Swiss Reinsurance Company (5.252% to 5-25-16,
then 6 month EURIBOR + 2.090%) (Q)	5.252	05-25-16	EUR 650,000	913,913

Telefonica Europe BV	5.875	02-14-33	EUR 230,000	373,559

TenneT Holding BV (6.655% to 6-1-17, then
5 Year Euro Swap Rate + 3.600%) (Q)	6.655	06-01-17	EUR 850,000	1,260,346

UPC Holding BV	8.375	08-15-20	EUR 500,000	739,539

Volkswagen International Finance NV	2.000	03-26-21	EUR 2,160,000	2,930,087

Volkswagen International Finance NV (3.875%
to 9-4-18, then 5 Year Euro Swap Rate +
2.700%) (Q)	3.875	09-04-18	EUR 940,000	1,306,719

Ziggo Bond Company BV	8.000	05-15-18	EUR 350,000	501,548

Norway 0.2%				8,850,471

DNB Bank ASA	4.375	02-24-21	EUR 1,990,000	3,090,745

DNB Bank ASA (3.000% to 9-26-18, then
5 Year Euro Swap Rate + 1.770%)	3.000	09-26-23	EUR 1,300,000	1,798,029

SpareBank 1 Sr. Bank ASA	2.125	02-03-20	EUR 700,000	948,718

Statkraft AS	2.500	11-28-22	EUR 380,000	516,918

Statkraft AS	6.625	04-02-19	EUR 1,090,000	1,833,672

Telenor ASA	2.500	05-22-25	EUR 500,000	662,389

Spain 0.6%				27,554,038

Amadeus Capital Markets SA	4.875	07-15-16	EUR 1,530,000	2,252,726

Banco Bilbao Vizcaya Argentaria SA	3.500	12-05-17	EUR 1,700,000	2,473,553

Banco Santander SA	4.375	03-16-15	EUR 400,000	560,045

Bankia SA	3.500	11-13-14	EUR 850,000	1,166,294

BBVA Senior Finance SAU	3.250	04-23-15	EUR 1,050,000	1,453,251

BBVA Senior Finance SAU	4.375	09-21-15	EUR 500,000	708,553

CaixaBank	3.000	03-22-18	EUR 700,000	995,675

Catalunya Banc SA	3.500	03-07-16	EUR 600,000	825,865

Ence Energia y Celulosa SA	7.250	02-15-20	EUR 200,000	294,691

Ferrovial Emisiones SA	3.375	01-30-18	EUR 1,500,000	2,131,784

Gas Natural Capital Markets SA	5.000	02-13-18	EUR 2,000,000	3,042,369

Gas Natural Capital Markets SA	5.625	02-09-17	EUR 400,000	607,185

Gas Natural Capital Markets SA	6.000	01-27-20	EUR 800,000	1,294,354

Iberdrola Finanzas SAU	5.625	05-09-18	EUR 1,300,000	2,038,040

Telefonica Emisiones SAU	3.661	09-18-17	EUR 350,000	503,101

Telefonica Emisiones SAU	4.710	01-20-20	EUR 1,300,000	1,945,903

Telefonica Emisiones SAU	4.750	02-07-17	EUR 300,000	442,282

Telefonica Emisiones SAU	4.967	02-03-16	EUR 1,100,000	1,591,529

Telefonica Emisiones SAU	5.811	09-05-17	EUR 2,100,000	3,226,838

Sweden 0.2%				8,427,579

Atlas Copco AB	2.500	02-28-23	EUR 940,000	1,288,506

Investor AB	3.250	09-17-18	EUR 950,000	1,391,287

NorCell 1B AB, PIK	12.400	12-01-19	EUR 159,300	234,721

18	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Sweden (continued)

Norcell Sweden Holding 2 AB	10.750	09-29-19	EUR 500,000	$755,272

Nordea Bank AB	4.000	06-29-20	EUR 810,000	1,235,561

Nordea Bank AB	4.000	03-29-21	EUR 580,000	846,063

Nordea Bank AB (4.625% to 2-15-17, then
5 Year Euro Swap Rate + 3.150%)	4.625	02-15-22	EUR 1,130,000	1,643,633

Svenska Handelsbanken AB	4.375	10-20-21	EUR 470,000	737,002

TeliaSonera AB	3.625	02-14-24	EUR 200,000	295,534

Switzerland 0.0%				242,075

Credit Suisse Group AG (7.500% to 12-11-23,
then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	230,000	242,075

United Arab Emirates 0.1%				2,757,075

Shelf Drilling Holdings, Ltd. (S)	8.625	11-01-18	1,724,000	1,857,610

Xstrata Finance Dubai, Ltd.	1.750	05-19-16	EUR 660,000	899,465

United Kingdom 1.6%				76,370,325

Abbey National Treasury Services PLC	1.750	01-15-18	EUR 280,000	380,283

Abbey National Treasury Services PLC	2.000	01-14-19	EUR 1,000,000	1,358,281

Abbey National Treasury Services PLC	2.625	07-16-20	EUR 940,000	1,290,800

Abbey National Treasury Services PLC	3.375	10-20-15	EUR 765,000	1,076,017

Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP 1,280,000	2,340,912

Avis Budget Finance PLC	6.000	03-01-21	EUR 475,000	675,867

Aviva PLC (5.700% to 9-29-15, then 3 month
EURIBOR + 2.350%) (Q)	5.700	09-29-15	EUR 320,000	448,847

Aviva PLC (6.125% to 7-5-23, then 5 Year Euro
Swap Rate + 5.130%)	6.125	07-05-43	EUR 1,410,000	2,127,489

Bakkavor Finance 2 PLC	8.250	02-15-18	GBP 600,000	1,052,424

Barclays Bank PLC	4.000	01-20-17	EUR 870,000	1,273,602

Barclays Bank PLC	6.625	03-30-22	EUR 280,000	451,943

Barclays Bank PLC	7.625	11-21-22	3,069,000	3,260,813

Barclays Bank PLC	10.000	05-21-21	GBP 210,000	453,376

Barclays Bank PLC (4.500% to 3-4-14, then
3 month EURIBOR + 3.200%)	4.500	03-04-19	EUR 360,000	486,746

Barclays PLC (8.250% to 12-15-18, then 5 year
U.S. Swap Rate + 6.705%) (Q)	8.250	12-15-18	500,000	515,150

BAT International Finance PLC	3.625	11-09-21	EUR 960,000	1,428,123

Brambles Finance PLC	4.625	04-20-18	EUR 430,000	650,636

Care UK Health & Social Care PLC	9.750	08-01-17	GBP 545,000	947,440

Coventry Building Society	2.250	12-04-17	EUR 1,880,000	2,609,811

Coventry Building Society	2.500	11-18-20	EUR 800,000	1,082,244

Credit Agricole SA	3.875	02-13-19	EUR 200,000	299,782

Experian Finance PLC	4.750	02-04-20	EUR 940,000	1,462,270

FCE Bank PLC	2.875	10-03-17	EUR 470,000	666,462

FCE Bank PLC	4.750	01-19-15	EUR 1,090,000	1,524,614

G4S International Finance PLC	2.625	12-06-18	EUR 400,000	551,083

G4S International Finance PLC	2.875	05-02-17	EUR 1,281,000	1,787,376

Grainger PLC	5.000	12-16-20	GBP 525,000	884,623

Hammerson PLC	2.750	09-26-19	EUR 1,320,000	1,850,891

Hammerson PLC	4.875	06-19-15	EUR 1,240,000	1,762,780

HBOS PLC	4.875	03-20-15	EUR 260,000	363,364

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
United Kingdom (continued)

HBOS PLC (4.375% to 10-30-14, then 3 month
EURIBOR + 1.36%)	4.375	10-30-19	EUR 215,000	$290,414

Heathrow Finance PLC	5.375	09-02-19	GBP 625,000	1,053,123

HSBC Holdings PLC (3.375% to 1-10-19, then
5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR 380,000	523,714

Imperial Tobacco Finance PLC	5.000	12-02-19	EUR 1,620,000	2,545,020

Imperial Tobacco Finance PLC	8.375	02-17-16	EUR 1,025,000	1,587,313

Jaguar Land Rover Automotive PLC	5.000	02-15-22	GBP 375,000	611,832

Jaguar Land Rover Automotive PLC (S)	5.625	02-01-23	150,000	153,000

Jaguar Land Rover Automotive PLC	8.125	05-15-18	GBP 375,000	663,406

Jaguar Land Rover Automotive PLC	8.250	03-15-20	GBP 225,000	419,870

LBG Capital No.2 PLC	15.000	12-21-19	EUR 560,000	1,117,621

Legal & General Group PLC (4.000% to 6-8-15
then 3 month EURIBOR +1.700%)	4.000	06-08-25	EUR 810,000	1,119,758

Lloyds Bank PLC	3.750	09-07-15	EUR 200,000	282,670

Lloyds Bank PLC	6.375	06-17-16	EUR 1,050,000	1,595,502

Lloyds Bank PLC	6.500	03-24-20	EUR 1,920,000	3,043,987

Lloyds Bank PLC (10.375% to 2-12-19, then
5 Year Euro Swap Rate + 8.500%)	10.375	02-12-24	EUR 280,000	484,790

Matalan Finance PLC	9.625	03-31-17	GBP 225,000	366,178

Mondi Finance PLC	3.375	09-28-20	EUR 1,150,000	1,609,425

Mondi Finance PLC	5.750	04-03-17	EUR 710,000	1,078,879

Motability Operations Group PLC	3.250	11-30-18	EUR 630,000	919,543

National Grid PLC	5.000	07-02-18	EUR 575,000	895,623

Nationwide Building Society	3.125	04-03-17	EUR 600,000	856,918

Nationwide Building Society	6.750	07-22-20	EUR 1,600,000	2,544,446

New Look Bondco I PLC	8.750	05-14-18	GBP 650,000	1,135,670

NGG Finance PLC (4.250% to 6-18-20, then
7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR 960,000	1,304,462

Nord Anglia Education UK Holdings PLC (S)	10.250	04-01-17	200,000	219,000

Pennon Group PLC (6.750% to 3-8-18, then
3 month LIBOR + 10.745%) (Q)	6.750	03-08-18	GBP 425,000	737,083

Phones4u Finance PLC	9.500	04-01-18	GBP 100,000	171,787

SSE PLC (5.025% to 10-1-15, then 5 Year Euro
Swap Rate + 3.150%) (Q)	5.025	10-01-15	EUR 1,030,000	1,434,200

SSE PLC (5.625% to 10-1-17, then 5 Year Euro
Swap Rate + 4.620%) (Q)	5.625	10-01-17	EUR 560,000	807,234

Stagecoach Group PLC	5.750	12-16-16	GBP 200,000	361,297

The Royal Bank of Scotland PLC (P)	4.625	09-22-21	EUR 400,000	544,875

The Royal Bank of Scotland PLC	4.875	01-20-17	EUR 750,000	1,117,530

The Royal Bank of Scotland PLC	5.375	09-30-19	EUR 1,364,000	2,157,834

The Royal Bank of Scotland PLC	5.500	03-23-20	EUR 600,000	959,934

The Royal Bank of Scotland PLC	6.934	04-09-18	EUR 1,366,000	2,085,267

Thomas Cook Group PLC	7.750	06-22-17	GBP 475,000	847,224

Tullow Oil PLC (S)	6.000	11-01-20	785,000	802,663

UBS AG	6.000	04-18-18	EUR 710,000	1,144,139

Virgin Media Finance PLC	8.875	10-15-19	GBP 100,000	178,363

Virgin Media Secured Finance PLC	6.000	04-15-21	GBP 650,000	1,092,309

Voyage Care Bondco PLC	6.500	08-01-18	GBP 260,000	442,373

20	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
United States 4.5%			$215,581,114

Advanced Micro Devices, Inc.	7.750	08-01-20	1,760,000	1,751,200

Affinia Group Inc	7.750	05-01-21	1,050,000	1,123,500

Aleris International, Inc.	7.625	02-15-18	250,000	263,125

Aleris International, Inc.	7.875	11-01-20	793,000	836,615

AMC Entertainment, Inc.	9.750	12-01-20	1,510,000	1,732,725

American Airlines 2013-1 Class B Pass Through
Trust (S)	5.625	01-15-21	533,891	534,558

American Axle & Manufacturing, Inc.	7.750	11-15-19	289,000	328,015

American International Group, Inc.	5.000	06-26-17	EUR 1,400,000	2,114,580

American International Group, Inc.	6.797	11-15-17	EUR 610,000	981,925

American International Group, Inc. (4.875% to
3-15-17, then 3 month EURIBOR + 1.730%)	4.875	03-15-67	EUR 300,000	403,194

Amgen, Inc.	4.375	12-05-18	EUR 1,030,000	1,577,658

Approach Resources, Inc.	7.000	06-15-21	895,000	903,950

APX Group, Inc.	6.375	12-01-19	885,000	889,425

APX Group, Inc. (S)	8.750	12-01-20	415,000	421,225

APX Group, Inc.	8.750	12-01-20	1,003,000	1,020,553

AT&T, Inc.	2.500	03-15-23	EUR 750,000	1,002,364

AT&T, Inc.	2.650	12-17-21	EUR 800,000	1,107,330

AT&T, Inc.	3.550	12-17-32	EUR 280,000	372,449

Atlas Pipeline Partners LP	6.625	10-01-20	620,000	649,450

Atwood Oceanics, Inc.	6.500	02-01-20	373,000	397,245

Avis Budget Car Rental LLC	5.500	04-01-23	958,000	924,470

Bank of America Corp. (P)	1.134	03-28-18	EUR 1,150,000	1,498,208

Bank of America Corp.	2.500	07-27-20	EUR 940,000	1,292,996

Bank of America Corp.	4.750	04-03-17	EUR 1,800,000	2,690,332

Bank of America Corp.	7.000	06-15-16	EUR 1,600,000	2,455,522

Basic Energy Services, Inc.	7.750	10-15-22	835,000	874,663

BI-LO LLC, PIK (S)	8.625	09-15-18	1,613,000	1,681,553

Biomet, Inc.	6.500	08-01-20	1,077,000	1,148,351

Biomet, Inc.	6.500	10-01-20	450,000	466,875

Blueline Rental Finance Corp. (S)	7.000	02-01-19	1,692,000	1,749,105

BOE Intermediate Holding Corp., PIK (S)	9.000	11-01-17	893,902	954,240

BOE Merger Corp., PIK (S)	9.500	11-01-17	847,000	893,585

Boyd Gaming Corp.	9.000	07-01-20	975,000	1,055,438

Cablevision Systems Corp.	5.875	09-15-22	635,000	621,506

Cablevision Systems Corp.	8.625	09-15-17	1,350,000	1,572,750

Caesars Entertainment Operating
Company, Inc.	9.000	02-15-20	1,590,000	1,538,325

Casella Waste Systems, Inc.	7.750	02-15-19	2,020,000	2,070,500

CCM Merger, Inc. (S)	9.125	05-01-19	1,881,000	1,984,455

CCO Holdings LLC	5.250	09-30-22	500,000	480,625

CCO Holdings LLC	5.750	01-15-24	760,000	739,100

CDW LLC	8.500	04-01-19	1,065,000	1,168,838

CenturyLink, Inc.	5.625	04-01-20	2,035,000	2,055,350

Cequel Communications Escrow I LLC (S)	6.375	09-15-20	1,710,000	1,748,475

Cequel Communications Holdings I LLC (S)	5.125	12-15-21	540,000	507,600

Chaparral Energy, Inc.	8.250	09-01-21	825,000	899,250

Chassix Holdings, Inc., PIK (S)	10.000	12-15-18	319,000	322,190

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

Chassix, Inc. (S)	9.250	08-01-18	1,102,000	$1,176,385

Chesapeake Energy Corp.	6.875	11-15-20	1,515,000	1,693,013

Chesapeake Energy Corp.	7.250	12-15-18	740,000	858,400

Chesapeake Oilfield Operating LLC	6.625	11-15-19	125,000	131,250

Chrysler Group LLC	8.250	06-15-21	1,500,000	1,681,875

CHS/Community Health Systems, Inc. (S)	5.125	08-01-21	700,000	704,375

CHS/Community Health Systems, Inc. (S)	6.875	02-01-22	2,453,000	2,514,325

Citigroup, Inc. (P)	1.500	11-30-17	EUR 560,000	743,754

Citigroup, Inc.	4.000	11-26-15	EUR 1,370,000	1,952,499

Citigroup, Inc. (P)	4.750	02-10-19	EUR 630,000	836,935

Citigroup, Inc.	5.000	08-02-19	EUR 120,000	188,750

Citigroup, Inc.	7.375	09-04-19	EUR 2,900,000	5,054,668

Citigroup, Inc. (4.750% to 2-10-14, then
3 month EURIBOR + 1.400%)	4.750	02-10-19	EUR 720,000	956,498

Clear Channel Communications, Inc.	9.000	03-01-21	460,000	464,600

Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20	1,120,000	1,181,600

Colt Defense LLC	8.750	11-15-17	592,000	504,680

Concho Resources, Inc.	5.500	10-01-22	1,250,000	1,275,000

Continental Resources, Inc.	4.500	04-15-23	450,000	461,682

Crestwood Midstream Partners LP (S)	6.125	03-01-22	1,120,000	1,142,400

Crown Americas LLC	6.250	02-01-21	100,000	108,000

Diamondback Energy, Inc. (S)	7.625	10-01-21	1,222,000	1,286,155

DIRECTV Holdings LLC	2.750	05-19-23	EUR 1,130,000	1,480,001

DISH DBS Corp.	5.125	05-01-20	620,000	620,000

DISH DBS Corp.	6.750	06-01-21	875,000	934,063

DJO Finance LLC	7.750	04-15-18	500,000	511,250

DJO Finance LLC	9.875	04-15-18	700,000	761,250

DR Horton, Inc.	4.375	09-15-22	1,330,000	1,256,850

DreamWorks Animation SKG, Inc. (S)	6.875	08-15-20	550,000	584,375

Eagle Midco, Inc. (S)	9.000	06-15-18	690,000	721,050

El Paso Corp.	7.750	01-15-32	850,000	878,383

Endo Finance Company (S)	5.750	01-15-22	350,000	349,125

Endo Pharmaceuticals Holdings, Inc.	7.000	12-15-20	1,500,000	1,601,250

Energy Future Intermediate Holding
Company LLC	10.000	12-01-20	1,255,000	1,327,163

Energy XXI Gulf Coast, Inc. (S)	7.500	12-15-21	1,938,000	2,010,675

Ferrellgas LP (S)	6.750	01-15-22	1,275,000	1,313,250

Forest Laboratories, Inc. (S)	4.375	02-01-19	440,000	441,650

Forest Laboratories, Inc. (S)	4.875	02-15-21	350,000	348,688

Freescale Semiconductor, Inc. (S)	6.000	01-15-22	430,000	447,200

Freescale Semiconductor, Inc.	10.750	08-01-20	2,027,000	2,325,983

Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19	954,000	1,013,625

Frontier Communications Corp.	7.625	04-15-24	805,000	798,963

Frontier Communications Corp.	8.125	10-01-18	885,000	1,006,688

Frontier Communications Corp.	8.250	04-15-17	650,000	751,563

GenOn Americas Generation LLC	8.500	10-01-21	375,000	373,125

GenOn Energy, Inc.	9.500	10-15-18	2,520,000	2,709,000

Golden Nugget Escrow, Inc. (S)	8.500	12-01-21	1,583,000	1,602,788

Goodrich Petroleum Corp.	8.875	03-15-19	2,716,000	2,811,060

22	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

Halcon Resources Corp.	8.875	05-15-21	1,515,000	$1,511,213

Halcon Resources Corp.	9.750	07-15-20	645,000	669,188

Harland Escrow Corp. (S)	6.875	03-01-20	900,000	902,250

HCA Holdings, Inc.	7.750	05-15-21	380,000	417,050

HCA, Inc.	7.250	09-15-20	1,425,000	1,547,906

HCA, Inc.	7.500	11-15-95	1,960,000	1,695,400

Hexion US Finance Corp.	6.625	04-15-20	1,181,000	1,225,288

Hexion US Finance Corp.	8.875	02-01-18	425,000	442,000

Hiland Partners LP (S)	7.250	10-01-20	2,010,000	2,150,700

HSBC Finance Corp.	3.750	11-04-15	EUR 1,320,000	1,868,941

Infor US, Inc.	10.000	04-01-19	EUR 1,420,000	2,164,123

Innovation Ventures LLC (S)	9.500	08-15-19	460,000	445,050

Interface Security Systems Holdings, Inc. (S)	9.250	01-15-18	1,170,000	1,170,000

JPMorgan Chase & Company	2.625	04-23-21	EUR 1,500,000	2,075,434

JPMorgan Chase & Company (4.375% to
11-12-14, then 3 month EURIBOR + 1.500%)	4.375	11-12-19	EUR 750,000	1,023,198

Jurassic Holdings IiII, Inc. (S)	6.875	02-15-21	930,000	934,650

Kinetic Concepts, Inc.	10.500	11-01-18	406,000	466,900

Laredo Petroleum, Inc.	7.375	05-01-22	215,000	234,888

Laredo Petroleum, Inc.	9.500	02-15-19	450,000	501,188

Laureate Education, Inc. (S)	9.250	09-01-19	1,615,000	1,736,125

Level 3 Communications, Inc.	8.875	06-01-19	910,000	996,450

Level 3 Financing, Inc.	8.125	07-01-19	250,000	274,375

Level 3 Financing, Inc.	8.625	07-15-20	2,095,000	2,341,163

Libbey Glass, Inc.	6.875	05-15-20	982,000	1,059,333

Linn Energy LLC	6.500	05-15-19	514,000	528,135

Linn Energy LLC	8.625	04-15-20	264,000	285,120

McGraw-Hill Global Education Holdings LLC (S)	9.750	04-01-21	860,000	935,250

Mcron Finance Sub LLC (S)	8.375	05-15-19	920,000	1,023,500

MetroPCS Wireless, Inc.	6.625	11-15-20	850,000	898,875

Michael Foods, Inc.	9.750	07-15-18	690,000	742,613

Midstates Petroleum Company, Inc.	9.250	06-01-21	400,000	416,000

Midstates Petroleum Company, Inc.	10.750	10-01-20	962,000	1,041,365

Milacron LLC (S)	7.750	02-15-21	995,000	1,055,944

Morgan Stanley	4.500	02-23-16	EUR 2,250,000	3,243,656

Morgan Stanley	5.375	08-10-20	EUR 300,000	477,737

Morgan Stanley	5.500	10-02-17	EUR 1,240,000	1,911,432

New Academy Finance Company LLC, PIK (S)	8.000	06-15-18	175,000	178,500

Novelis, Inc.	8.750	12-15-20	780,000	865,800

NPC International, Inc.	10.500	01-15-20	1,730,000	1,989,500

NRG Energy, Inc. (S)	6.250	07-15-22	215,000	215,538

NRG Energy, Inc.	8.250	09-01-20	1,110,000	1,212,675

Oasis Petroleum, Inc. (S)	6.875	03-15-22	700,000	742,000

Par Pharmaceutical Companies, Inc.	7.375	10-15-20	525,000	553,875

Parsley Energy LLC (S)	7.500	02-15-22	1,160,000	1,186,100

Pemex Project Funding Master Trust	6.375	08-05-16	EUR 973,000	1,469,960

Pfizer, Inc.	5.750	06-03-21	EUR 1,200,000	2,037,405

Philip Morris International, Inc.	2.750	03-19-25	EUR 850,000	1,148,470

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

Philip Morris International, Inc.	3.125	06-03-33	EUR 380,000	$506,002

Pittsburgh Glass Works LLC (S)	8.000	11-15-18	1,397,000	1,508,760

PNK Finance Corp. (S)	6.375	08-01-21	978,000	1,002,450

ProLogis LP	3.000	01-18-22	EUR 1,600,000	2,171,277

Radio One, Inc. (S)	9.250	02-15-20	790,000	803,825

Rain CII Carbon LLC (S)	8.250	01-15-21	625,000	640,625

Rain CII Carbon LLC	8.500	01-15-21	EUR 625,000	855,581

Reynolds Group Issuer, Inc.	7.875	08-15-19	568,000	624,800

Reynolds Group Issuer, Inc.	8.500	05-15-18	680,000	714,000

Rite Aid Corp.	8.000	08-15-20	1,840,000	2,065,400

Roche Holdings, Inc.	6.500	03-04-21	EUR 1,030,000	1,820,559

Sabine Pass Liquefaction LLC (S)	5.625	02-01-21	1,595,000	1,591,013

Sealed Air Corp. (S)	6.500	12-01-20	1,094,000	1,178,785

Simmons Foods, Inc. (S)	10.500	11-01-17	2,061,000	2,215,575

Sophia Holding Finance LP, PIK (S)	9.625	12-01-18	1,180,000	1,221,300

Sprint Capital Corp.	6.875	11-15-28	1,177,000	1,124,035

Sprint Communications, Inc.	6.000	11-15-22	2,361,000	2,319,683

Sprint Communications, Inc.	7.000	08-15-20	400,000	431,000

Sprint Corp. (S)	7.125	06-15-24	275,000	276,375

Sprint Corp. (S)	7.250	09-15-21	1,300,000	1,400,750

Station Casinos LLC	7.500	03-01-21	741,000	789,165

Summit Materials LLC	10.500	01-31-20	965,000	1,072,356

Summit Materials LLC (S)	10.500	01-31-20	352,000	391,160

T-Mobile USA, Inc.	6.125	01-15-22	860,000	879,350

Tenet Healthcare Corp.	4.500	04-01-21	913,000	884,469

Tenet Healthcare Corp.	6.250	11-01-18	520,000	574,600

Tenet Healthcare Corp.	6.750	02-01-20	1,135,000	1,186,075

Tenet Healthcare Corp.	8.000	08-01-20	378,000	412,965

The Procter & Gamble Company	2.000	11-05-21	EUR 500,000	679,920

The Procter & Gamble Company	4.875	05-11-27	EUR 300,000	499,975

Titan International, Inc. (S)	6.875	10-01-20	1,295,000	1,366,225

Toll Brothers Finance Corp.	5.625	01-15-24	167,000	168,253

Toll Brothers Finance Corp.	5.875	02-15-22	167,000	174,515

Toll Brothers Finance Corp.	6.750	11-01-19	730,000	828,550

Tops Holding II Corp., PIK (S)	8.750	06-15-18	519,000	538,463

Townsquare Radio LLC (S)	9.000	04-01-19	1,070,000	1,171,650

TransUnion Holding Company, Inc.	8.125	06-15-18	1,170,000	1,231,425

TransUnion Holding Company, Inc.	9.625	06-15-18	389,000	416,230

Tronox Finance LLC	6.375	08-15-20	655,000	663,188

UAL 2007-1 Pass Through Trust	6.636	07-02-22	1,446,755	1,564,304

United Rentals North America, Inc.	5.750	07-15-18	840,000	897,750

United Rentals North America, Inc.	7.625	04-15-22	469,000	527,625

Univision Communications, Inc. (S)	6.750	09-15-22	480,000	526,800

Univision Communications, Inc. (S)	7.875	11-01-20	520,000	572,000

US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	1,940,672	2,226,921

Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21	1,420,000	1,515,850

Vector Group, Ltd.	7.750	02-15-21	1,335,000	1,425,113

Visant Corp.	10.000	10-01-17	1,210,000	1,167,650

24	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
United States (continued)

Wachovia Corp.	4.375	11-27-18	EUR 1,500,000	$2,253,272

Wal-Mart Stores, Inc.	4.875	09-21-29	EUR 200,000	333,667

Walter Energy, Inc. (S)	9.500	10-15-19	780,000	791,700

Waterjet Holdings Inc (S)	7.625	02-01-20	740,000	754,800

Wells Fargo & Company	2.250	09-03-20	EUR 1,400,000	1,916,831

Wells Fargo & Company	2.625	08-16-22	EUR 400,000	550,539

Windstream Corp.	6.375	08-01-23	970,000	902,100

Windstream Corp.	7.750	10-01-21	1,467,000	1,540,350

Uruguay 0.0%				316,019

Navios South American Logistics, Inc.	9.250	04-15-19	295,000	316,019

Capital Preferred Securities 0.0%			$1,654,939

(Cost $1,494,420)

United States 0.0%				1,654,939

GE Capital Trust IV (4.625% to 9-15-16, then
month EURIBOR +1.600%) (S)	4.625	09-15-66	EUR 1,195,000	1,654,939

Foreign Government Obligations 5.4%			$261,683,211

(Cost $285,606,128)

Germany 0.6%				30,627,417

Federal Republic of Germany
Bond	0.750	02-24-17	EUR 17,100,000	23,452,661
Bond	1.500	02-15-23	EUR 1,450,000	1,958,931
Bond	2.000	01-04-22	EUR 1,395,000	1,988,602
Bond	2.250	09-04-20	EUR 940,000	1,374,119
Bond	4.750	07-04-40	EUR 300,000	582,525
Bond	5.625	01-04-28	EUR 660,000	1,270,579
Mexico 4.8%			231,055,794

Government of Mexico
Bond	6.500	06-10-21	MXN 770,674,800	58,355,768
Bond	7.500	06-03-27	MXN 737,230,200	57,431,081
Bond	8.500	05-31-29	MXN 692,307,700	57,581,272
Bond	10.000	12-05-24	MXN 614,901,400	57,687,673

	Shares	Value
Common Stocks 34.3%	$1,650,344,718

(Cost $1,533,317,258)

Australia 0.5%		25,143,695

Federation Centres	1,099,130	2,180,718

GPT Group	564,185	1,782,878

Mirvac Group	3,324,890	4,858,809

Oil Search, Ltd.	1,012,978	7,116,871

Santos, Ltd.	592,829	6,926,493

Westfield Group	254,755	2,277,926

Austria 0.2%		10,029,876

Oesterreichische Post AG	217,632	10,029,876

Belgium 0.3%		13,843,071

Anheuser-Busch InBev NV	94,554	9,062,314

KBC Groep NV	81,057	4,780,757

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	25

	Shares	Value
Bermuda 0.3%		$12,939,236

Lazard, Ltd., Class A	213,698	9,137,726

Seadrill, Ltd.	105,820	3,801,510

Canada 0.5%		23,415,503

Africa Oil Corp. (I)	479,383	3,490,687

Alimentation Couche Tard, Inc., Class B	183,505	13,538,591

First Quantum Minerals, Ltd.	356,882	6,386,225

China 2.1%		98,875,652

500.com, Ltd. (I)	20,900	876,546

51job, Inc., ADR (I)	77,972	5,692,736

Agricultural Bank of China, Ltd., H Shares	3,201,000	1,397,390

Anhui Conch Cement Company, Ltd., H Shares	530,500	2,046,312

Baidu, Inc., ADR (I)	19,364	3,030,466

Bank of China, Ltd., H Shares	14,758,000	6,229,057

Bank of Communications Company, Ltd., H Shares	651,000	422,018

China Construction Bank Corp., H Shares	10,178,000	7,050,768

China Life Insurance Company, Ltd., H Shares	944,000	2,569,440

China Mengniu Dairy Company, Ltd.	2,441,000	11,196,349

China Merchants Bank Company, Ltd., H Shares	570,564	1,005,001

China Oilfield Services, Ltd., H Shares	438,000	1,166,170

China Pacific Insurance Group Company, Ltd., H Shares	287,600	1,038,825

China Petroleum & Chemical Corp., H Shares	5,014,400	3,954,432

China Shenhua Energy Company, Ltd., H Shares	301,000	772,589

China Telecom Corp., Ltd., H Shares	2,024,000	922,220

CNOOC, Ltd.	1,680,000	2,609,566

Dongfeng Motor Group Company, Ltd., H Shares	326,000	480,008

Haitian International Holdings, Ltd.	252,000	548,784

Hengan International Group Company, Ltd.	280,500	3,028,267

Industrial & Commercial Bank of China, Ltd., H Shares	12,514,000	7,731,666

Jiangxi Copper Company, Ltd., H Shares	255,000	458,975

Lenovo Group, Ltd.	2,692,000	3,471,861

Minth Group, Ltd.	290,000	569,149

New Oriental Education & Technology Group, ADR	142,800	4,189,752

PetroChina Company, Ltd., H Shares	2,602,000	2,508,345

Ping An Insurance Group Company, H Shares	341,000	2,753,713

Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	4,065,897	4,792,523

Sihuan Pharmaceutical Holdings Group, Ltd.	984,000	1,054,954

Tencent Holdings, Ltd.	151,200	10,590,861

Tingyi Cayman Islands Holding Corp.	238,000	615,764

Vipshop Holdings, Ltd., ADR (I)	18,623	1,957,091

Want Want China Holdings, Ltd.	788,000	1,060,994

Zhuzhou CSR Times Electric Company, Ltd., H Shares	350,500	1,083,060

Denmark 0.8%		39,916,411

Coloplast A/S	155,595	11,688,369

Danske Bank A/S (I)	748,766	16,935,085

Novo Nordisk A/S	285,078	11,292,957

26	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Shares	Value
Finland 0.8%		$39,552,127

Nokia OYJ (I)	1,290,056	8,928,239

Sampo OYJ, Class A	251,336	11,653,914

Wartsila OYJ Abp	350,310	18,969,974

France 3.4%		165,108,396

Airbus Group NV	139,198	9,861,516

AXA SA	531,754	13,948,410

BNP Paribas SA	323,181	24,951,218

Carrefour SA	350,701	12,050,920

Cie de Saint-Gobain	93,137	4,884,338

Edenred	206,562	5,763,947

GDF Suez	146,551	3,234,889

Ingenico SA	84,418	7,243,432

Klepierre	143,678	6,227,023

L’Oreal SA	29,129	4,782,236

Rexel SA	274,039	7,037,366

Sanofi	197,844	19,341,401

SCOR SE	70,027	2,268,627

Societe BIC SA	24,238	2,790,400

Total SA	450,949	25,727,375

Unibail-Rodamco SE	53,131	12,787,134

Unibail-Rodamco SE (Amsterdam Stock Exchange)	9,175	2,208,164

Germany 0.8%		38,404,747

Adidas AG	76,942	8,578,372

Daimler AG	137,837	11,512,946

Deutsche Post AG	336,502	11,622,033

Deutsche Wohnen AG	19,864	371,743

Deutsche Wohnen AG (German Exchange) (I)	105,745	1,922,494

Symrise AG	96,565	4,397,159

Hong Kong 0.8%		40,043,047

AIA Group, Ltd.	450,600	2,082,872

Belle International Holdings, Ltd.	773,000	840,021

BOC Hong Kong Holdings, Ltd.	1,499,500	4,567,011

Cheung Kong Holdings, Ltd.	164,000	2,439,088

China Metal Recycling Holdings, Ltd. (I)	1,799,400	0

China Mobile, Ltd.	913,500	8,722,794

China Overseas Land & Investment, Ltd.	1,416,000	3,801,034

China Resources Land, Ltd.	994,000	2,334,696

China Resources Power Holdings, Ltd.	776,000	1,844,952

China State Construction International Holdings, Ltd.	810,000	1,472,332

China Unicom Hong Kong, Ltd.	754,000	981,220

Galaxy Entertainment Group, Ltd. (I)	394,000	3,851,185

Hong Kong Land Holdings, Ltd.	702,000	4,225,651

Shanghai Industrial Holdings, Ltd.	161,000	536,488

Sun Hung Kai Properties, Ltd.	86,000	1,050,293

Wharf Holdings, Ltd.	190,000	1,293,410

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	27

	Shares	Value
Ireland 0.6%		$27,456,554

Accenture PLC, Class A	134,488	10,742,901

Paddy Power PLC	65,058	5,130,622

Ryanair Holdings PLC (I)	1,359,736	11,583,031

Italy 0.5%		24,944,589

Eni SpA	581,360	13,201,891

Prada SpA	695,600	5,103,102

Snam SpA	1,211,173	6,639,596

Japan 2.5%		121,834,962

Cosmos Pharmaceutical Corp.	30,500	3,815,620

Japan Real Estate Investment Corp.	244	1,259,445

Mitsubishi Estate Company, Ltd.	423,000	10,389,348

Mitsui Fudosan Company, Ltd.	763,000	24,095,025

Nippon Building Fund, Inc.	453	2,574,313

Nippon Prologis REIT, Inc.	270	2,713,603

Nippon Steel & Sumitomo Metal Corp.	3,177,000	9,636,574

ORIX Corp.	550,100	8,343,983

Otsuka Corp.	106,100	12,584,665

Resorttrust, Inc.	353,600	6,069,599

Sekisui House, Ltd.	471,000	6,496,211

Seven & I Holdings Company, Ltd.	223,500	8,810,144

Sumitomo Mitsui Financial Group, Inc.	308,100	14,273,078

Sumitomo Realty & Development Company, Ltd.	244,000	10,773,354

Luxembourg 0.3%		15,955,152

RTL Group SA	57,518	7,008,353

SES SA	278,596	8,946,799

Macau 0.3%		11,873,499

Sands China, Ltd.	1,543,600	11,873,499

Mexico 0.1%		3,916,750

Grupo Financiero Banorte SAB de CV, Series O	620,500	3,916,750

Netherlands 1.1%		53,373,622

Koninklijke Ahold NV	428,620	7,134,494

Koninklijke Boskalis Westinster NV	150,225	7,203,301

Koninklijke Philips NV	320,114	11,106,075

Royal Dutch Shell PLC, A Shares	680,044	23,486,878

Ziggo NV	102,300	4,442,874

Norway 0.4%		21,208,886

DNB ASA	742,911	12,616,316

Gjensidige Forsikring ASA	190,457	3,660,671

Telenor ASA	237,068	4,931,899

Portugal 0.2%		11,214,452

Galp Energia SGPS SA	455,672	7,044,823

Jeronimo Martins SGPS SA	243,881	4,169,629

Singapore 0.3%		11,771,811

Avago Technologies, Ltd.	169,100	9,239,624

CapitaCommercial Trust	1,142,000	1,267,338

Mapletree Commercial Trust	1,388,000	1,264,849

28	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea 0.2%		$8,223,717

Samsung Engineering Company, Ltd. (I)	123,428	8,223,717

Spain 1.2%		56,311,177

Amadeus IT Holding SA, A Shares	172,436	6,821,212

Banco Bilbao Vizcaya Argentaria SA	1,946,887	23,224,011

Fomento de Construcciones y Contratas SA (I)	251,137	6,719,051

Grifols SA	155,848	8,070,791

Inditex SA	28,723	4,277,837

Telefonica SA	467,379	7,198,275

Sweden 1.3%		62,276,262

Atlas Copco AB, Series A	128,108	3,471,152

Castellum AB	116,877	1,862,817

Elekta AB, B Shares	566,623	8,248,666

Hennes & Mauritz AB, B Shares	116,286	5,000,236

Investment AB Kinnevik, B Shares	253,243	9,925,668

Lundin Petroleum AB (I)	273,120	4,723,896

Svenska Cellulosa AB, B Shares	337,737	9,603,677

Svenska Handelsbanken AB, Class A	211,696	10,045,400

Swedish Match AB	155,713	4,556,660

Telefonaktiebolaget LM Ericsson, B Shares	395,112	4,838,090

Switzerland 2.0%		97,501,313

Credit Suisse Group AG	118,703	3,576,632

Nestle SA	132,963	9,636,001

Novartis AG	135,927	10,743,781

Partners Group Holding AG	8,018	1,898,864

Roche Holding AG	100,319	27,524,079

Swiss Re AG (I)	139,133	12,007,324

Swisscom AG	13,944	7,659,706

Syngenta AG	37,577	13,284,669

Zurich Insurance Group AG	38,526	11,170,257

United Kingdom 2.3%		109,889,302

Aveva Group PLC	104,453	3,688,700

BP PLC	1,994,286	15,629,319

British Land Company PLC	775,052	8,357,385

BT Group PLC	2,026,994	12,764,131

Capital & Counties Properties PLC	511,468	2,986,424

D.S. Smith PLC	559,110	3,010,617

Derwent London PLC, ADR	156,688	6,412,305

Great Portland Estates PLC	403,245	4,004,733

Hammerson PLC	612,715	5,283,404

Land Securities Group PLC	751,270	12,684,875

Lloyds Banking Group PLC (I)	4,337,203	5,914,820

Petrofac, Ltd.	403,856	7,649,952

Rio Tinto PLC	245,752	13,071,147

Segro PLC	787,619	4,360,229

Telecity Group PLC	231,844	2,717,590

Workspace Group PLC	151,706	1,353,671

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	29

	Shares	Value
United States 10.5%		$505,320,909

Acuity Brands, Inc.	65,397	8,308,035

Alliance Data Systems Corp. (I)	54,225	12,995,564

American Tower Corp.	136,841	11,067,700

Amgen, Inc.	86,874	10,333,662

AvalonBay Communities, Inc.	51,910	6,410,885

Baxter International, Inc.	133,036	9,086,359

BorgWarner, Inc.	251,140	13,486,218

Boston Properties, Inc.	95,503	10,322,919

Brixmor Property Group, Inc. (I)	221,537	4,581,385

Calpine Corp. (I)	588,368	11,167,225

Chevron Corp.	201,000	22,437,630

CVS Caremark Corp.	114,605	7,761,051

DDR Corp.	164,949	2,584,751

Delta Air Lines, Inc.	366,023	11,203,964

eBay, Inc. (I)	258,966	13,776,991

EOG Resources, Inc.	50,942	8,417,656

Equinix, Inc. (I)	37,614	6,966,113

Equity Residential	101,732	5,633,918

Essex Property Trust, Inc.	32,416	5,133,722

Exxon Mobil Corp.	460,000	42,393,600

Facebook, Inc., Class A (I)	147,139	9,206,487

First Republic Bank	232,585	11,287,350

Fortune Brands Home & Security, Inc.	168,068	7,573,144

General Growth Properties, Inc.	214,519	4,320,413

General Motors Company (I)	313,127	11,297,622

Google, Inc., Class A (I)	17,999	21,256,279

Halliburton Company	143,597	7,037,689

Hanesbrands, Inc.	127,196	9,048,723

Host Hotels & Resorts, Inc.	390,340	7,178,353

J.B. Hunt Transport Services, Inc.	153,436	11,515,372

Kansas City Southern	90,045	9,507,852

Kimco Realty Corp.	307,541	6,430,682

Las Vegas Sands Corp.	68,416	5,235,192

Lennar Corp., Class A	33,241	1,334,959

LyondellBasell Industries NV, Class A	100,187	7,890,728

Marriott International, Inc., Class A	52,696	2,597,913

NetApp, Inc.	139,364	5,900,672

Occidental Petroleum Corp.	111,817	9,791,815

Pall Corp.	133,537	10,696,314

Pebblebrook Hotel Trust	40,770	1,228,400

Prologis, Inc.	285,432	11,063,344

Public Storage	13,292	2,094,686

Simon Property Group, Inc.	66,152	10,242,976

SL Green Realty Corp.	96,329	9,032,770

Starwood Hotels & Resorts Worldwide, Inc.	65,934	4,925,929

The Charles Schwab Corp.	412,479	10,237,729

The Estee Lauder Companies, Inc., Class A	101,709	6,991,477

The Home Depot, Inc.	83,391	6,408,598

30	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Shares	Value
United States (continued)

The Macerich Company	78,148	$4,423,177

Time Warner Cable, Inc.	63,914	8,517,819

Time Warner, Inc.	135,690	8,525,403

TJX Companies, Inc.	244,325	14,014,482

Ventas, Inc.	86,862	5,419,320

Vornado Realty Trust	138,831	12,748,852

Western Digital Corp.	72,752	6,269,040

Purchased Options 0.9%		$44,180,267

(Cost $39,874,258)

Call Options 0.6%		26,936,471

Exchange Traded on S&P 500 Index (Expiration Date: 9-1-14;
Strike Price: $1,775.00) (I)	255,000	21,662,250

Over the Counter on the USD vs. JPY (Expiration Date: 12-18-14;
Strike Price: $83.00; Counterparty: Goldman Sachs Group, Inc.) (I)	18,750,000	3,549,694

Over the Counter on the USD vs. JPY (Expiration Date: 5-12-14;
Strike Price: $105.00; Counterparty: Barclays Bank PLC) (I)	27,700,000	256,419

Over the Counter on the USD vs. JPY (Expiration Date: 5-13-14;
Strike Price: $105.00; Counterparty: Barclays Bank PLC) (I)	27,700,000	259,826

Over the Counter on the USD vs. JPY (Expiration Date: 5-7-14;
Strike Price: $105.00; Counterparty: Barclays Bank PLC) (I)	27,700,000	246,253

Over the Counter on the USD vs. JPY (Expiration Date: 5-8-14;
Strike Price: $105.00; Counterparty: Barclays Bank PLC) (I)	78,400,000	712,671

Over the Counter on the USD vs. JPY (Expiration Date: 5-9-14;
Strike Price: $105.00; Counterparty: Barclays Bank PLC) (I)	27,300,000	249,358

Put Options 0.3%		17,243,796

Exchange Traded on Apple, Inc. (Expiration Date: 7-19-14;
Strike Price: $505) (I)	25,500	956,972

Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 1-6-34;
Strike Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	45,000,000	2,389,448

Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33;
Strike Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	30,000,000	1,599,148

Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33;
Strike Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	10,000,000	532,511

Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33;
Strike Price: EUR 4.00; Counterparty: Morgan Stanley & Company) (I)	25,000,000	1,360,700

Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-14;
Strike Price: KRW 270.372; Counterparty: Morgan Stanley
Company, Inc.) (I)	287,195,000	5,463,182

Over the Counter on KOSPI 200 Index (Expiration Date: 9-11-14;
Strike Price: KRW 271.216; Counterparty: BNP Paribas SA) (I)	221,000,000	4,321,680

Over the Counter on the USD vs. JPY (Expiration Date: 5-12-14;
Strike Price: $95.00; Counterparty: Barclays Bank PLC) (I)	27,700,000	92,906

Over the Counter on the USD vs. JPY (Expiration Date: 5-13-14;
Strike Price: $95.00; Counterparty: Barclays Bank PLC) (I)	27,700,000	94,845

Over the Counter on the USD vs. JPY (Expiration Date: 5-8-14;
Strike Price: $95.00; Counterparty: Barclays Bank PLC) (I)	106,100,000	342,723

Over the Counter on the USD vs. JPY (Expiration Date: 5-9-14;
Strike Price: $95.00; Counterparty: Barclays Bank PLC) (I)	27,300,000	89,681

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	31

		Maturity
	Rate (%)	date	Par value^	Value

Short-Term Investments 41.3%			$1,987,130,089

(Cost $1,986,971,117)

Certificate of Deposit 16.0%			769,949,882

ABN AMRO Bank NV	0.200	03-10-14	60,000,000	60,000,120

ABN AMRO Bank NV	0.350	04-10-14	20,000,000	20,004,080

Bank of China, Ltd.	0.766	04-24-14	50,000,000	49,918,100

Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.260	02-14-14	55,000,000	55,000,715

Banque Federative du Credit Mutuel SA	0.355	07-28-14	60,000,000	59,892,509

Credit Agricole	0.250	04-16-14	95,000,000	95,003,952

ING Bank NV	0.490	07-18-14	25,000,000	25,016,000

ING Bank NV	0.530	04-30-14	60,000,000	60,044,382

KBC Bank NV	0.320	02-26-14	20,000,000	20,001,700

Nationwide Building Society	0.210	02-10-14	65,000,000	65,000,780

Nationwide Building Society	0.220	04-14-14	30,000,000	29,999,391

Natixis	0.360	06-02-14	90,000,000	90,000,000

Societe Generale SA	0.290	05-02-14	50,000,000	50,000,000

Societe Generale SA	0.700	09-05-14	45,000,000	45,072,743

The Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.250	04-22-14	45,000,000	44,995,410

Commercial Paper 10.4%			499,937,592

Bank Nederlandse Gemeenten	0.250	03-11-14	50,000,000	49,992,050

Barclays US Funding Corp.	0.220	02-19-14	85,000,000	84,991,502

Caisse des Depots et Consignat	0.160	02-21-14	80,000,000	79,994,960

FMS Wertmanagement AoeR	0.140	04-28-14	85,000,000	84,970,260

Landwirtschaftliche Rentenbank	0.090	02-24-14	100,000,000	99,994,250

Landwirtschaftliche Rentenbank	0.115	02-18-14	100,000,000	99,994,570

Time Deposits 9.8%			473,415,155

Abbey National	0.080	02-04-14	38,788,952	38,788,952

BNP Paribas	0.050	02-04-14	39,500,191	39,500,191

COMMERZBANK AG	0.100	02-04-14	102,017,283	102,017,283

DZ Bank AG	0.070	02-04-14	110,692,912	110,692,912

KBC Bank NV	0.150	02-04-14	90,025,212	90,025,212

Sumitomo Mitsui Banking Corp.	0.080	02-04-14	92,390,605	92,390,605

U.S. Government 4.3%			204,995,460

U.S. Treasury Bill	0.045*	02-06-14	55,000,000	54,999,945

U.S. Treasury Bill	0.055*	02-20-14	25,000,000	24,999,875

U.S. Treasury Bill	0.055*	02-27-14	55,000,000	54,998,790

U.S. Treasury Bill	0.075*	03-06-14	70,000,000	69,996,850

32	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Par value^	Value
Repurchase Agreement 0.8%		$38,832,000

Repurchase Agreement with State Street Corp. dated 1-31-14 at
0.000% to be repurchased at $38,832,000 on 2-3-14, collateralized by $39,415,000 U.S. Treasury Notes 0.625% due 8-15-16 (valued at
$39,612,075, including interest)	38,832,000	38,832,000

Total investments (Cost $4,508,760,632)† 96.3%	$4,636,742,042

Other assets and liabilities, net 3.7%		$180,136,206

Total net assets 100.0%	$4,816,878,248

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. Dollars unless otherwise indicated.

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
PIK	Paid-in-kind

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $4,519,224,287. Net unrealized appreciation aggregated $117,517,755, of which $178,539,003 related to appreciated investment securities and $61,021,248 related to depreciated investment securities.

Currency abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

The fund had the following portfolio allocation as a percentage of net assets on 1-31-14:

Financials	15.7%
Energy	5.7%
Foreign Government Obligations	5.4%
Consumer Discretionary	5.4%
Industrials	5.1%
Information Technology	3.7%
Health Care	3.3%
Consumer Staples	3.2%
Telecommunication Services	2.5%
Materials	2.3%
Utilities	1.8%
Purchased Options	0.9%
Short-Term Investments & Other	45.0%

Total	100.0%

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	33

FINANCIAL   STATEMENTS

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $4,508,760,632)	$4,636,742,042
Cash	367
Foreign currency, at value (Cost $7,020,457)	7,022,676
Cash held at broker for futures contracts	78,200,327
Cash held at broker for swap contracts	24,531,330
Receivable for investments sold	26,177,714
Receivable for fund shares sold	39,287,224
Receivable for forward foreign currency exchange contracts	64,153,611
Dividends and interest receivable	18,300,234
Swap contracts, at value	10,990,558
Receivable for futures variation margin	2,422,597
Receivable for exchange cleared swaps	1,442,520
Receivable due from advisor	756
Other receivables and prepaid expenses	178,203

Total assets	4,909,450,159

Liabilities

Payable for investments purchased	44,647,840
Payable for forward foreign currency exchange contracts	10,981,994
Payable for fund shares repurchased	7,967,218
Written options, at value (premium received $28,731,969)	16,207,245
Swap contracts, at value (includes net unamortized upfront
payment of $3,418,148)	10,912,439
Payable to affiliates
Accounting and legal services fees	164,566
Transfer agent fees	838,738
Trustees’ fees	42
Other liabilities and accrued expenses	851,829

Total liabilities	92,571,911

Net assets	$4,816,878,248

Net assets consist of

Paid-in capital	$4,702,526,837
Accumulated net investment loss	(12,351,845)
Accumulated net realized gain (loss) on investments, futures contracts,
options written, foreign currency transactions and swap agreements	(92,013,881)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, translation of assets and liabilities in foreign
currencies and swap agreements	218,717,137

Net assets	$4,816,878,248

34	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

FINANCIAL  STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($1,342,128,451 ÷ 121,315,390 shares)[1]	$11.06
Class C ($191,816,929 ÷ 17,340,523 shares)[1]	$11.06
Class I ($2,503,771,727 ÷ 226,066,789 shares)	$11.08
Class R2 ($1,715,451 ÷ 155,029 shares)	$11.07
Class R6 ($55,315,994 ÷ 4,997,794 shares)	$11.07
Class NAV ($722,129,696 ÷ 65,275,618 shares)	$11.06

Maximum offering price per share[2]

Class A (net asset value per share ÷ 95%)	$11.64

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	35

FINANCIAL  STATEMENTS

Statement of operations For the six-month period ended 1-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$21,762,965
Dividends	10,226,399
Less foreign taxes withheld	(573,577)

Total investment income	31,415,787

Expenses

Investment management fees	25,074,576
Distribution and service fees	2,753,210
Accounting and legal services fees	274,904
Transfer agent fees	2,204,093
Trustees’ fees	19,393
State registration fees	78,667
Printing and postage	97,620
Professional fees	83,922
Custodian fees	1,268,787
Registration and filing fees	30,163
Expense recapture	7,974
Other	22,639

Total expenses	31,915,948
Less expense reductions	(133,553)

Net expenses	31,782,395

Net investment loss	(366,608)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,701,182
Futures contracts	(31,529,119)
Written options	8,637,163
Swap contracts	(5,697,684)
Foreign currency transactions	(5,352,157)
(32,240,615)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	48,172,476
Futures contracts	34,886,643
Written options	21,908,770
Swap contracts	21,954,562
Translation of assets and liabilities in foreign currencies	43,723,689
170,646,140
Net realized and unrealized gain	138,405,525

Increase in net assets from operations	$138,038,917

36	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

FINANCIAL  STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	1-31-14	ended
	(Unaudited)	7-31-13
Increase (decrease) in net assets

From operations
Net investment income	($366,608)	$10,086,633
Net realized loss	(32,240,615)	(20,510,125)
Change in net unrealized appreciation (depreciation)	170,646,140	47,543,622

Increase in net assets resulting from operations	138,038,917	37,120,130

Distributions to shareholders
From net investment income
Class A	(14,497,640)	(950,792)
Class C	(777,764)	—
Class I	(32,086,254)	(3,500,080)
Class R2	(13,169)	(4)
Class R6	(778,533)	(19,029)
Class NAV	(10,990,010)	(3,794,422)
From net realized gain
Class A	—	(3,171,454)
Class C	—	(195,118)
Class I	—	(4,218,719)
Class R2	—	(848)
Class R6	—	(27,087)
Class NAV	—	(3,753,256)

Total distributions	(59,143,370)	(19,630,809)

From fund share transactions	978,707,245	2,902,408,638

Total increase	1,057,602,792	2,919,897,959

Net assets

Beginning of period	3,759,275,456	839,377,497

End of period	$4,816,878,248	$3,759,275,456

Undistributed (accumulated distributions in excess of) net
investment income	($12,351,845)	$47,158,133

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	37

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.84	$10.59	$10.00
Net investment income[3]	(0.01)	0.02	—[4]
Net realized and unrealized gain on investments	0.35	0.33	0.59
Total from investment operations	0.34	0.35	0.59
Less distributions
From net investment income	(0.12)	(0.03)	—
From net realized gain	—	(0.07)	—
Total distributions	(0.12)	(0.10)	—
Net asset value, end of period	$11.06	$10.84	$10.59
Total return (%)[5,6]	3.17[7]	3.28	5.90[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,342	$1,161	$175
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72[8]	1.80	1.97[8]
Expenses net of fee waivers and credits	1.72[8]	1.80	1.95[8]
Net investment income (loss)	(0.22)[8]	0.18	(0.01)[8]
Portfolio turnover (%)	66	106	33

1 Six months ended 1-31-14. Unaudited
2 Period from 12-19-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.

38	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	1-31-14[1]	7-31-13[2]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.61
Net investment loss[3]	(0.05)	(0.06)
Net realized and unrealized gain on investments	0.36	0.32
Total from investment operations	0.31	0.26
Less distributions
From net investment income	(0.05)	—
From net realized gain	—	(0.07)
Total distributions	(0.05)	(0.07)
Net asset value, end of period	$11.06	$10.80
Total return (%)[4,5]	2.84[6]	2.50

Ratios and supplemental data

Net assets, end of period (in millions)	$192	$146
Ratios (as a percentage of average net assets):
Expenses before reductions	2.42[7]	2.53
Expenses net of fee waivers and credits	2.42[7]	2.52
Net investment loss	(0.90)[7]	(0.55)
Portfolio turnover (%)	66	106

1 Six months ended 1-31-14. Unaudited
2 The inception date for Class C shares is 8-1-12.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

CLASS I SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.87	$10.62	$10.00
Net investment income[3]	0.01	0.06	0.04
Net realized and unrealized gain on investments	0.36	0.33	0.58
Total from investment operations	0.37	0.39	0.62
Less distributions
From net investment income	(0.16)	(0.07)	—
From net realized gain	—	(0.07)	—
Total distributions	(0.16)	(0.14)	—
Net asset value, end of period	$11.08	$10.87	$10.62
Total return (%)[4]	3.41[5]	3.65	6.20[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2,504	$1,740	$167
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[6]	1.43	1.60[6]
Expenses net of fee waivers and credits	1.39[6]	1.42	1.59[6]
Net investment income	0.10[6]	0.58	0.58[6]
Portfolio turnover (%)	66	106	33

1 Six months ended 1-31-14. Unaudited
2 Period from 12-19-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	39

CLASS R2 SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.83	$10.58	$10.67
Net investment income (loss)[3]	(0.03)	—[4]	0.01
Net realized and unrealized gain (loss) on investments	0.36	0.32	(0.10)
Total from investment operations	0.33	0.32	(0.09)
Less distributions
From net investment income	(0.09)	—	—
From net realized gain	—	(0.07)	—
Total distributions	(0.09)	(0.07)	—
Net asset value, end of period	$11.07	$10.83	$10.58
Total return (%)[5]	3.08[6]	3.08	(0.84)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.97[8]	8.88	18.31[8]
Expenses net of fee waivers and credits	2.00[8]	2.00	2.00[8]
Net investment income (loss)	(0.50)[8]	(0.01)	0.19[8]
Portfolio turnover (%)	66	106	33

1 Six months ended 1-31-14. Unaudited
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R6 SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.86	$10.60	$10.67
Net investment income[3]	0.01	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.36	0.34	(0.10)
Total from investment operations	0.37	0.39	(0.07)
Less distributions
From net investment income	(0.16)	(0.06)	—
From net realized gain	—	(0.07)	—
Total distributions	(0.16)	(0.13)	—
Net asset value, end of period	$11.07	$10.86	$10.60
Total return (%)[4]	3.39[5]	3.66	(0.66)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$55	$39	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[7]	1.51	18.04[7]
Expenses net of fee waivers and credits	1.35[7]	1.50	1.50[7]
Net investment income	0.14[7]	0.51	0.69[7]
Portfolio turnover (%)	66	106	33

1 Six months ended 1-31-14. Unaudited
2 The inception date for Class R6 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

40	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	1-31-14[1]	7-31-13	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.86	$10.61	$10.00
Net investment income[3]	0.01	0.08	0.04
Net realized and unrealized gain on investments	0.36	0.32	0.57
Total from investment operations	0.37	0.40	0.61
Less distributions
From net investment income	(0.17)	(0.08)	—
From net realized gain	—	(0.07)	—
Total distributions	(0.17)	(0.15)	—
Net asset value, end of period	$11.06	$10.86	$10.61
Total return (%)[4]	3.44[5]	3.78	6.10[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$722	$673	$497
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[6]	1.29	1.43[6]
Expenses net of fee waivers and credits	1.27[6]	1.29	1.43[6]
Net investment income	0.23[6]	0.73	0.69[6]
Portfolio turnover (%)	66	106	33

1 Six months ended 1-31-14. Unaudited
2 Period from 12-19-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	41

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Absolute Return Strategies Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following

42	Global Absolute Return Strategies Fund | Semiannual report

procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$691,748,818	—	$691,748,818	—
Capital Preferred Securities	1,654,939	—	1,654,939	—
Foreign Government
Obligations	261,683,211	—	261,683,211	—
Common Stocks	1,650,344,718	$574,029,317	1,076,315,401	—
Purchased Options	44,180,267	21,662,250	22,518,017	—
Short-Term Investments	1,987,130,089	—	1,987,130,089	—

Total Investments in
Securities	$4,636,742,042	$595,691,567	$4,041,050,475	—
Other Financial
Instruments
Futures	$4,044,009	$2,260,017	$1,783,992	—
Forward Foreign Currency
Contracts	$53,171,617	—	$53,171,617	—
Written Options	($16,207,245)	—	($16,207,245)	—
Interest Rate Swaps	$17,573,251	—	$17,573,251	—
Variance Swaps	($319,785)	—	($319,785)	—
Inflation Swaps	$397,904	—	$397,904	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement

Semiannual report | Global Absolute Return Strategies Fund	43

plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit.

44	Global Absolute Return Strategies Fund | Semiannual report

A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended January 31, 2014 were $626. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of July 31, 2013, the fund has a short-term capital loss carryfoward of $11,524,190 and a long-term capital loss carryforward of $8,466,887 available to offset future net realized capital gains, which do not expire.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.

Semiannual report | Global Absolute Return Strategies Fund	45

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. At times, a centrally cleared position may be opened to effectively close or partially close another open position. However, for financial reporting purposes, the positions are not offset in the tables presented for these instruments. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable

46	Global Absolute Return Strategies Fund | Semiannual report

clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts and Cash held at broker for swap contracts, respectively. Securities pledged by the fund for exchange-traded and cleared transactions are listed in the Fund’s investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2014, the fund used futures contracts to manage against anticipated changes in securities markets, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. During the six months ended January 31, 2014, the fund held futures contracts with notional values ranging from $2.0 billion to $2.4 billion, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

DAX Index Futures	710	Long	Mar 2014	$217,806,906	$222,409,148	$4,602,242

FTSE 100 Index	431	Long	Mar 2014	45,307,191	45,618,081	310,890
Futures

NASDAQ 100 E-Mini	5,258	Long	Mar 2014	364,067,542	369,532,240	5,464,698
Index Futures

Nikkei 225 Futures	860	Long	Mar 2014	130,674,899	124,997,553	(5,677,346)

CAC 40 Index	3,640	Short	Feb 2014	(209,896,547)	(204,053,651)	5,842,896
Futures

Euro STOXX 50	5,740	Short	Mar 2014	(228,033,889)	(232,942,795)	(4,908,906)
Index Futures

Hang Seng Index	25	Short	Feb 2014	(3,532,114)	(3,543,529)	(11,415)
Futures

MSCI Taiwan Index	4,280	Short	Feb 2014	(129,776,573)	(126,730,800)	3,045,773
Futures

OMX Stockholm 30	2,655	Short	Feb 2014	(53,781,406)	(52,794,842)	986,564
Index Futures

Russell 2000 Mini	1,909	Short	Mar 2014	(211,170,492)	(215,392,469)	(4,221,977)
Index Futures

S&P 500 Index	4,900	Short	Mar 2014	(434,270,496)	(435,267,000)	(996,504)
E-Mini Futures

Semiannual report | Global Absolute Return Strategies Fund	47

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

SPI 200 Index	107	Short	Mar 2014	($11,962,282)	($12,039,901)	($77,619)
Futures

Swiss Market Index	875	Short	Mar 2014	(76,034,510)	(78,133,789)	(2,099,279)
Futures

TOPIX Index Futures	295	Short	Mar 2014	(36,334,053)	(34,550,061)	1,783,992
						$4,044,009

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. During the six months ended January 31, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $3.3 billion to $3.9 billion, as measured at each quarter end. The following table summarizes the contracts held at January 31, 2014.

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	1,664,155	USD	1,455,097	Barclays Bank	3-11-14	—	($2,142)	($2,142)
				PLC
AUD	1,955,818	USD	1,732,303	BNP Paribas SA	3-11-14	—	(24,700)	(24,700)
EUR	500,549	USD	681,109	Barclays Bank	3-05-14	—	(6,020)	(6,020)
				PLC
EUR	421,115	USD	573,324	BNP Paribas SA	3-05-14	—	(5,366)	(5,366)
EUR	4,997,083	USD	6,791,020	Goldman Sachs	3-05-14	—	(51,453)	(51,453)
				International
EUR	556,283	USD	763,623	Royal Bank of	3-05-14	—	(13,365)	(13,365)
				Scotland PLC
EUR	541,137	USD	738,472	UBS AG London	3-05-14	—	(8,641)	(8,641)
EUR	191,171	USD	259,455	Barclays Bank	3-06-14	—	(1,622)	(1,622)
				PLC
EUR	390,668	USD	533,903	BNP Paribas SA	3-11-14	—	(7,008)	(7,008)
EUR	1,955,543	USD	2,664,645	Royal Bank of	3-11-14	—	(27,197)	(27,197)
				Scotland PLC
EUR	802,790	USD	1,103,667	UBS AG London	3-11-14	—	(20,940)	(20,940)
GBP	361,331	USD	593,001	Goldman Sachs	3-05-14	$860	—	860
				International

48	Global Absolute Return Strategies Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

GBP	207,849	USD	341,892	UBS AG London	3-05-14	—	($284)	($284)
GBP	887,498	USD	1,451,439	Royal Bank of	3-11-14	$7,129	—	7,129
				Scotland PLC
GBP	99,166	USD	161,925	UBS AG London	3-11-14	1,051	—	1,051
HKD	728,434	USD	93,797	Deutsche Bank	2-05-14	28	—	28
				AG London
HKD	2,788,596	USD	359,641	Royal Bank of	3-11-14	—	(428)	(428)
				Scotland PLC
JPY	239,473,803	USD	2,343,530	BNP Paribas SA	3-11-14	754	—	754
JPY	323,838,873	USD	3,104,522	Royal Bank of	3-11-14	65,638	—	65,638
				Scotland PLC
JPY	9,684,668	USD	92,771	UBS AG London	3-11-14	2,035	—	2,035
MXN	325,600,000	USD	24,614,771	Barclays Bank	2-18-14	—	(294,101)	(294,101)
				PLC
MXN	330,000,000	USD	25,002,822	Barclays Bank	2-19-14	—	(355,448)	(355,448)
				PLC
MXN	2,427,400,000	USD	185,559,760	Barclays Bank	2-20-14	—	(4,274,014)	(4,274,014)
				PLC
MXN	330,000,000	USD	25,398,291	UBS AG London	2-21-14	—	(754,822)	(754,822)
MXN	352,000,000	USD	27,281,535	BNP Paribas SA	2-24-14	—	(1,001,412)	(1,001,412)
MXN	840,000,000	USD	64,257,190	UBS AG London	2-24-14	—	(1,543,261)	(1,543,261)
USD	10,253,631	AUD	10,890,265	Barclays Bank	2-11-14	727,513	—	727,513
				PLC
USD	13,088,131	AUD	14,400,000	UBS AG London	3-06-14	511,422	—	511,422
USD	12,202,495	AUD	13,613,447	Barclays Bank	3-11-14	316,750	—	316,750
				PLC
USD	2,457,244	AUD	2,746,344	BNP Paribas SA	3-11-14	59,442	—	59,442
USD	26,521,973	AUD	29,996,938	Barclays Bank	4-15-14	393,634	—	393,634
				PLC
USD	24,120,905	AUD	27,288,685	BNP Paribas SA	4-15-14	351,546	—	351,546
USD	66,412,760	AUD	75,000,000	UBS AG London	4-24-14	1,124,874	—	1,124,874
USD	26,186,478	AUD	29,319,994	Barclays Bank	4-28-14	670,152	—	670,152
				PLC
USD	24,127,613	AUD	27,295,717	BNP Paribas SA	4-29-14	374,556	—	374,556
USD	179,995,046	AUD	206,116,853	BNP Paribas SA	4-30-14	641,800	—	641,800
USD	2,853,420	CAD	3,000,000	Barclays Bank	2-11-14	160,315	—	160,315
				PLC
USD	8,945,241	CAD	9,357,653	BNP Paribas SA	2-11-14	544,860	—	544,860
USD	122,439,205	CAD	128,570,960	Barclays Bank	2-21-14	7,047,465	—	7,047,465
				PLC
USD	232,635,855	CAD	244,089,914	BNP Paribas SA	2-24-14	13,581,647	—	13,581,647
USD	55,396,793	CAD	57,877,628	Royal Bank of	2-25-14	3,456,731	—	3,456,731
				Scotland PLC
USD	16,925,075	CAD	18,050,000	UBS AG London	3-06-14	730,175	—	730,175
USD	70,235,899	CAD	75,000,000	Barclays Bank	3-12-14	2,953,534	—	2,953,534
				PLC
USD	118,538,647	CAD	126,818,690	BNP Paribas SA	3-12-14	4,769,828	—	4,769,828
USD	70,458,609	CAD	75,000,000	Royal Bank of	3-12-14	3,176,243	—	3,176,243
				Scotland PLC
USD	18,677,188	CAD	20,000,000	Barclays Bank	4-14-14	749,113	—	749,113
				PLC

USD	22,610,442	CAD	24,217,774	BNP Paribas SA	4-14-14	901,540	—	901,540

Semiannual report | Global Absolute Return Strategies Fund	49

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	9,263,941	CHF	8,466,065	Barclays Bank	2-11-14	—	($74,343)	($74,343)
				PLC
USD	30,935,808	CHF	28,000,000	UBS AG London	2-11-14	$51,099	—	51,099
USD	31,576,051	CHF	28,000,000	Royal Bank of	3-06-14	685,404	—	685,404
				Scotland PLC
USD	44,703,476	CHF	40,470,000	UBS AG London	3-06-14	55,459	—	55,459
USD	1,436,212	DKK	7,924,221	BNP Paribas SA	2-11-14	3,777	—	3,777
USD	13,260,285	DKK	72,740,000	BNP Paribas SA	3-06-14	108,178	—	108,178
USD	80,754,287	EUR	59,774,333	Barclays Bank	2-11-14	136,673	—	136,673
				PLC
USD	100,580,060	EUR	74,000,000	Goldman Sachs	2-11-14	776,296	—	776,296
				International
USD	94,483,816	EUR	70,564,919	BNP Paribas SA	2-19-14	—	(687,056)	(687,056)
USD	19,821,902	EUR	14,570,000	Goldman Sachs	2-19-14	171,350	—	171,350
				International
USD	1,208,462	EUR	888,757	Barclays Bank	3-05-14	9,796	—	9,796
				PLC
USD	3,598,962	EUR	2,643,159	BNP Paribas SA	3-05-14	34,134	—	34,134
USD	283,070,628	EUR	207,996,179	Goldman Sachs	3-05-14	2,546,147	—	2,546,147
				International
USD	1,478,163	EUR	1,090,837	Royal Bank of	3-05-14	6,951	—	6,951
				Scotland PLC
USD	245,435	EUR	180,316	UBS AG London	3-05-14	2,243	—	2,243
USD	52,088,881	EUR	38,099,120	BNP Paribas SA	3-06-14	704,568	—	704,568
USD	287,257,522	EUR	210,364,224	Goldman Sachs	3-06-14	3,539,123	—	3,539,123
				International
USD	151,722,072	EUR	111,749,277	UBS AG London	3-06-14	1,005,732	—	1,005,732
USD	19,741,863	EUR	14,525,180	BNP Paribas SA	3-11-14	151,696	—	151,696
USD	1,546,325	EUR	1,127,992	Royal Bank of	3-11-14	24,997	—	24,997
				Scotland PLC
USD	95,356,935	EUR	69,500,164	UBS AG London	3-14-14	1,621,650	—	1,621,650
USD	4,084,503	EUR	3,000,000	Barclays Bank	4-10-14	38,327	—	38,327
				PLC
USD	3,452,414	EUR	2,535,000	BNP Paribas SA	4-10-14	33,395	—	33,395
USD	75,897,403	EUR	55,712,203	Goldman Sachs	4-14-14	756,728	—	756,728
				International
USD	117,609,574	EUR	86,462,624	Barclays Bank	4-23-14	994,156	—	994,156
				PLC
USD	49,285,325	EUR	36,383,137	BNP Paribas SA	4-25-14	213,939	—	213,939
USD	47,416,950	EUR	35,000,000	UBS AG London	4-25-14	211,056	—	211,056
USD	35,267,647	GBP	21,920,252	Royal Bank of	2-11-14	—	(765,108)	(765,108)
				Scotland PLC
USD	16,423,367	GBP	10,071,710	UBS AG London	3-05-14	—	(129,852)	(129,852)
USD	43,445,110	GBP	26,490,000	UBS AG London	3-06-14	—	(91,828)	(91,828)
USD	460,908	GBP	278,731	Barclays Bank	3-11-14	2,824	—	2,824
				PLC
USD	34,111,128	GBP	20,864,216	BNP Paribas SA	3-11-14	—	(178,388)	(178,388)
USD	9,033,975	GBP	5,477,706	Royal Bank of	3-11-14	31,580	—	31,580
				Scotland PLC
USD	4,125,556	GBP	2,515,630	UBS AG London	3-11-14	—	(8,782)	(8,782)
USD	3,272,158	GBP	2,000,000	Barclays Bank	4-10-14	—	(14,009)	(14,009)
				PLC
USD	102,596,684	HKD	795,148,790	Royal Bank of	2-11-14	177,297	—	177,297
				Scotland PLC

50	Global Absolute Return Strategies Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	22,046,750	HKD	170,900,000	Royal Bank of	3-06-14	$32,553	—	$32,553
				Scotland PLC
USD	971,361	HKD	7,532,155	Barclays Bank	3-11-14	1,104	—	1,104
				PLC
USD	4,176,618	HKD	32,379,286	Royal Bank of	3-11-14	5,670	—	5,670
				Scotland PLC
USD	22,981,210	JPY	2,265,308,455	Barclays Bank	2-12-14	808,408	—	808,408
				PLC
USD	93,095,392	JPY	9,281,117,200	UBS AG London	2-19-14	2,248,921	—	2,248,921
USD	60,880,967	JPY	6,058,776,445	Barclays Bank	2-20-14	1,575,489	—	1,575,489
				PLC
USD	21,593,023	JPY	2,158,024,000	Barclays Bank	2-21-14	469,408	—	469,408
				PLC
USD	39,220,081	JPY	4,025,000,000	UBS AG London	3-06-14	—	($180,779)	(180,779)
USD	32,106,066	JPY	3,291,623,037	Barclays Bank	3-11-14	—	(116,663)	(116,663)
				PLC
USD	2,335,984	JPY	244,557,960	BNP Paribas SA	3-11-14	—	(58,071)	(58,071)
USD	12,591,325	JPY	1,311,673,100	Royal Bank of	3-11-14	—	(249,053)	(249,053)
				Scotland PLC
USD	87,171,800	MXN	1,165,704,900	Barclays Bank	4-04-14	405,937	—	405,937
				PLC
USD	10,163,910	MXN	133,300,000	BNP Paribas SA	4-16-14	251,208	—	251,208
USD	27,121,460	MXN	357,700,000	Goldman Sachs	4-16-14	521,508	—	521,508
				International
USD	1,046,498	NOK	6,262,413	UBS AG London	2-11-14	49,147	—	49,147
USD	8,527,557	NOK	52,350,000	BNP Paribas SA	3-06-14	197,246	—	197,246
USD	3,757,946	SEK	24,460,917	Barclays Bank	2-11-14	24,677	—	24,677
				PLC
USD	15,226,654	SEK	100,000,000	UBS AG London	2-11-14	—	(35,523)	(35,523)
USD	20,478,015	SEK	134,000,000	BNP Paribas SA	3-06-14	34,334	—	34,334
USD	1,404,376	SEK	9,200,000	UBS AG London	3-06-14	780	—	780
USD	1,621,828	SEK	10,584,949	BNP Paribas SA	3-11-14	7,069	—	7,069
USD	268,108	SEK	1,759,548	UBS AG London	3-11-14	—	(315)	(315)
USD	1,771,511	SGD	2,200,000	UBS AG London	2-11-14	48,379	—	48,379
USD	1,072,179	SGD	1,345,000	Barclays Bank	3-06-14	18,706	—	18,706
				PLC
USD	1,963,173	SGD	2,464,275	Barclays Bank	3-11-14	33,024	—	33,024
				PLC
USD	681,540	SGD	863,970	Royal Bank of	3-11-14	4,833	—	4,833
				Scotland PLC

						$64,153,611	($10,981,994)	$53,171,617

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Semiannual report | Global Absolute Return Strategies Fund	51

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended January 31, 2014, the fund used purchased options to manage duration, manage against anticipated interest rate and currency exchange rate changes, gain exposure to foreign currency and certain securities markets, and to maintain diversity and liquidity of the fund. During the six months ended January 31, 2014, the fund held purchased options with market values ranging from $44.2 million to $89.5 million, as measured at each quarter end.

During the six months ended January 31, 2014, the fund wrote option contracts to manage against anticipated interest rate and currency exchange rate changes, gain exposure to foreign currency and certain securities markets, and to maintain diversity and liquidity of the fund. The following tables summarize the fund’s written options activities during the six months ended January 31, 2014 and the contracts held at January 31, 2014.

	NUMBER OF	NOTIONAL
	CONTRACTS	(CURRENCY &	PREMIUMS
	(EQUITY)	INTEREST RATE)	RECEIVED

Outstanding, beginning of period	59,290	1,588,037,116	$35,588,073
Options written	855	938,195,000	20,600,134
Option closed	(180)	(541,000,000)	(5,923,499)
Options exercised	—	(174,171,779)	(4,379,347)
Options expired	(59,710)	(522,515,337)	(17,153,392)
Outstanding, end of period	255	1,288,545,000	$28,731,969

52	Global Absolute Return Strategies Fund | Semiannual report

Options on securities

		EXPIRATION	NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Calls
Apple, Inc.	$505.00	Jul 2014	255	$1,080,078	($699,163)

			255	$1,080,078	($699,163)

Index options (OTC)

		EXERCISE	EXPIRATION	NOTIONAL
NAME OF ISSUER	COUNTERPARTY	PRICE	DATE	AMOUNT	PREMIUM	VALUE

Calls
Kospi 200 Index	BNP Paribas	271.22	Sep 2014	KRW 221,000,000	$3,349,119	($1,350,626)
Kospi 200 Index	Morgan Stanley	270.37	Sep 2014	KRW 287,195,000	4,222,660	(1,825,833)

				508,195,000	$7,571,779	($3,176,459)

Foreign currency options

		EXERCISE	EXPIRATION	NOTIONAL
DESCRIPTION	COUNTERPARTY	PRICE	DATE	AMOUNT	PREMIUM	VALUE

Calls
USD versus JPY	Barclays Bank	$105.00	May 2014	$27,700,000	$944,570	($246,253)
	PLC
USD versus JPY	Barclays Bank	105.00	May 2014	27,700,000	925,457	(249,577)
	PLC
USD versus JPY	Barclays Bank	105.00	May 2014	27,700,000	872,827	(253,012)
	PLC
USD versus JPY	Barclays Bank	105.00	May 2014	23,000,000	346,725	(210,082)
	PLC
USD versus JPY	The Royal Bank	105.00	May 2014	27,300,000	814,905	(249,358)
	of Scotland PLC
USD versus JPY	Barclays Bank	105.00	May 2014	27,700,000	835,986	(256,419)
	PLC
USD versus JPY	Barclays Bank	105.00	May 2014	27,700,000	508,572	(259,826)
	PLC
USD versus JPY	Barclays Bank	110.00	Mar 2015	38,400,000	642,816	(622,810)
	PLC
USD versus JPY	Barclays Bank	110.00	Mar 2015	38,400,000	656,640	(625,114)
	PLC
USD versus JPY	Barclays Bank	110.00	Mar 2015	38,400,000	673,920	(627,418)
	PLC
USD versus JPY	Barclays Bank	100.00	Mar 2015	38,400,000	965,760	(629,376)
	PLC
USD versus JPY	Barclays Bank	110.00	Mar 2015	38,400,000	965,376	(631,718)
	PLC

				$380,800,000	$9,153,554	($4,860,963)

Puts
USD versus JPY	Barclays Bank	$95.00	May 2014	$27,700,000	$481,980	($87,116)
	PLC
USD versus JPY	Barclays Bank	95.00	May 2014	27,700,000	501,093	(89,056)
	PLC
USD versus JPY	Barclays Bank	95.00	May 2014	27,700,000	553,723	(90,995)
	PLC
USD versus JPY	Barclays Bank	95.00	May 2014	23,000,000	600,300	(75,555)
	PLC
USD versus JPY	The Royal Bank	95.00	May 2014	27,300,000	629,265	(89,681)
	of Scotland PLC
USD versus JPY	Barclays Bank	95.00	May 2014	27,700,000	590,564	(92,905)
	PLC
USD versus JPY	Barclays Bank	95.00	May 2014	27,700,000	917,978	(94,844)
	PLC

USD versus JPY	Goldman Sachs	68.00	Dec 2014	18,750,000	1,066,375	(4,594)
USD versus JPY	Barclays Bank	100.00	Mar 2015	38,400,000	1,239,168	(1,361,741)
	PLC
USD versus JPY	Barclays Bank	100.00	Mar 2015	38,400,000	1,221,120	(1,365,350)
	PLC
USD versus JPY	Barclays Bank	100.00	Mar 2015	38,400,000	1,194,240	(1,368,960)
	PLC

Semiannual report | Global Absolute Return Strategies Fund	53

		EXERCISE	EXPIRATION	NOTIONAL
DESCRIPTION	COUNTERPARTY	PRICE	DATE	AMOUNT	PREMIUM	VALUE

Puts (continued)
USD versus JPY	Barclays Bank	$100.00	Mar 2015	$38,400,000	$965,760	($1,373,146)
	PLC
USD versus JPY	Barclays Bank	100.00	Mar 2015	38,400,000	964,992	(1,376,717)
	PLC

				$399,550,000	$10,926,558	($7,470,660)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2014, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, and maintain diversity and liquidity of the fund. During the six months ended January 31, 2014, the fund held interest rate swaps with total USD notional amounts ranging from $1.1 billion to $5.0 billion, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

						UNAMORTIZED
		USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Exchange Cleared Swaps

190,385,000	AUD	173,973,871	AUD-BBR-BBSW	Fixed 4.215%	Dec 2017	—	$982,998	$982,998
380,770,000	AUD	344,006,693	AUD-BBR-BBSW	Fixed 4.200%	Dec 2017	—	1,848,165	1,848,165
190,385,000	AUD	174,345,078	AUD-BBR-BBSW	Fixed 4.200%	Dec 2017	—	902,573	902,573
86,250,000	EUR	113,190,165	EUR-EURIBOR-	Fixed 1.380%	Jun 2016	—	890,296	890,296
			Reuters
172,500,000	EUR	225,949,184	EUR-EURIBOR-	Fixed 1.250%	Jun 2016	—	1,469,492	1,469,492
			Reuters

54	Global Absolute Return Strategies Fund | Semiannual report

						UNAMORTIZED
		USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

76,891,000	EUR	101,957,441	EUR-EURIBOR-	Fixed 1.204%	Aug 2016	—	$552,145	$552,145
			Reuters
86,250,000	EUR	114,419,208	EUR-EURIBOR-	Fixed 1.200%	Aug 2016	—	614,721	614,721
			Reuters
117,111,000	EUR	155,359,396	EUR-EURIBOR-	Fixed 1.210%	Aug 2016	—	850,390	850,390
			Reuters
117,111,000	EUR	155,359,396	EUR-EURIBOR-	Fixed 1.220%	Aug 2016	—	866,105	866,105
			Reuters
117,111,000	EUR	155,289,148	EUR-EURIBOR-	Fixed 1.2075%	Aug 2016	—	846,457	846,457
			Reuters
68,539,000	EUR	91,537,285	EUR-EURIBOR-	Fixed 1.270%	Aug 2016	—	550,878	550,878
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.202%	Aug 2016	—	547,821	547,821
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.255%	Aug 2016	—	602,524	602,524
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.252%	Aug 2016	—	599,434	599,434
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.207%	Aug 2016	—	552,985	552,985
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.239%	Aug 2016	—	586,014	586,014
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.244%	Aug 2016	—	591,168	591,168
			Reuters
76,891,000	EUR	102,691,802	EUR-EURIBOR-	Fixed 1.212%	Aug 2016	—	558,139	558,139
			Reuters
87,500,000	EUR	118,895,077	EUR-EURIBOR-	Fixed 2.286%	Dec 2024	—	1,612,080	1,612,080
			Reuters
87,500,000	EUR	120,220,546	EUR-EURIBOR-	Fixed 2.399%	Dec 2024	—	2,818,580	2,818,580
			Reuters
87,500,000	EUR	120,623,104	EUR-EURIBOR-	Fixed 2.379%	Dec 2024	—	2,559,462	2,559,462
			Reuters
87,500,000	EUR	119,043,732	EUR-EURIBOR-	Fixed 2.495%	Jan 2025	—	3,569,792	3,569,792
			Reuters
38,200,000	EUR	52,259,541	EUR-EURIBOR-	Fixed 2.402%	Jan 2025	—	1,077,372	1,077,372
			Reuters
12,000,000	EUR	15,699,594	EUR-EURIBOR-	Fixed 2.780%	Jun 2027	—	(58,350)	(58,350)
			Reuters
12,000,000	EUR	16,119,001	Fixed 2.780%	EUR-EURIBOR-	Jun 2027	$376,110	(317,760)	58,350
				Reuters
90,000,000	EUR	117,823,563	EUR-EURIBOR-	Fixed 2.765%	Jun 2027	—	(602,521)	(602,521)
			Reuters
90,000,000	EUR	120,892,509	Fixed 2.765%	EUR-EURIBOR-	Jun 2027	2,982,015	(2,379,494)	602,521
				Reuters
24,710,000	EUR	32,949,566	EUR-EURIBOR-	Fixed 3.227%	Aug 2027	—	1,054,536	1,054,536
			Reuters
24,710,000	EUR	32,949,566	EUR-EURIBOR-	Fixed 3.216%	Aug 2027	—	1,022,500	1,022,500
			Reuters
53,580,000	EUR	71,446,287	EUR-EURIBOR-	Fixed 3.219%	Aug 2027	—	2,236,088	2,236,088
			Reuters
24,710,000	EUR	33,283,137	Fixed 3.227%	EUR-EURIBOR-	Aug 2027	(265,349)	(789,187)	(1,054,536)
				Reuters
24,710,000	EUR	33,283,137	Fixed 3.219%	EUR-EURIBOR-	Aug 2027	(242,451)	(788,787)	(1,031,238)
				Reuters
24,710,000	EUR	33,283,137	Fixed 3.216%	EUR-EURIBOR-	Aug 2027	(234,369)	(788,131)	(1,022,500)
				Reuters
28,870,000	EUR	38,886,449	Fixed 3.219%	EUR-EURIBOR-	Aug 2027	(284,206)	(920,644)	(1,204,850)
				Reuters

Semiannual report | Global Absolute Return Strategies Fund	55

						UNAMORTIZED
		USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

6,793,000	EUR	9,126,059	EUR-EURIBOR-	Fixed 3.020%	Nov 2035	—	$414,620	$414,620
			Reuters
6,793,000	EUR	9,126,059	EUR-EURIBOR-	Fixed 3.000%	Nov 2035	—	385,429	385,429
			Reuters
8,463,667	EUR	11,394,643	EUR-EURIBOR-	Fixed 2.960%	Nov 2035	—	407,479	407,479
			Reuters
13,402,000	EUR	18,043,125	EUR-EURIBOR-	Fixed 3.006%	Nov 2035	—	777,696	777,696
			Reuters
13,585,000	EUR	18,250,774	EUR-EURIBOR-	Fixed 3.010%	Nov 2035	—	799,990	799,990
			Reuters
13,585,000	EUR	18,250,774	EUR-EURIBOR-	Fixed 2.995%	Nov 2035	—	756,206	756,206
			Reuters
8,463,667	EUR	11,390,824	EUR-EURIBOR-	Fixed 2.950%	Nov 2035	—	387,766	387,766
			Reuters
8,463,666	EUR	11,417,914	EUR-EURIBOR-	Fixed 2.915%	Nov 2035	—	323,341	323,341
			Reuters
75,852,418	EUR	101,888,768	EUR-EURIBOR-	Fixed 2.940%	Nov 2035	—	3,280,993	3,280,993
			Reuters
44,598,582	EUR	60,072,065	EUR-EURIBOR-	Fixed 2.960%	Nov 2035	—	2,112,664	2,112,664
			Reuters
4,000,000	EUR	5,233,198	Fixed 2.790%	EUR-EURIBOR-	Jun 2047	—	45,553	45,553
				Reuters
4,000,000	EUR	5,373,000	EUR-EURIBOR-	Fixed 2.790%	Jun 2047	($244,472)	198,919	(45,553)
			Reuters
40,000,000	EUR	52,366,028	Fixed 2.774%	EUR-EURIBOR-	Jun 2047	—	632,594	632,594
				Reuters
40,000,000	EUR	53,730,004	EUR-EURIBOR-	Fixed 2.774%	Jun 2047	(2,619,338)	1,986,744	(632,594)
			Reuters
12,019,000	EUR	16,026,744	Fixed 3.038%	EUR-EURIBOR-	Aug 2047	—	(630,712)	(630,712)
				Reuters
12,019,000	EUR	16,026,744	Fixed 3.030%	EUR-EURIBOR-	Aug 2047	—	(604,569)	(604,569)
				Reuters
12,019,000	EUR	16,026,744	Fixed 3.027%	EUR-EURIBOR-	Aug 2047	—	(594,765)	(594,765)
				Reuters
14,043,000	EUR	18,725,648	Fixed 3.030%	EUR-EURIBOR-	Aug 2047	—	(706,378)	(706,378)
				Reuters
12,019,000	EUR	16,188,993	EUR-EURIBOR-	Fixed 3.038%	Aug 2047	(56,572)	687,284	630,712
			Reuters
12,019,000	EUR	16,188,993	EUR-EURIBOR-	Fixed 3.030%	Aug 2047	(80,817)	685,386	604,569
			Reuters
12,019,000	EUR	16,188,993	EUR-EURIBOR-	Fixed 3.027%	Aug 2047	(90,246)	685,011	594,765
			Reuters
14,043,000	EUR	18,915,220	EUR-EURIBOR-	Fixed 3.030%	Aug 2047	(95,633)	802,011	706,378
			Reuters
4,252,000	EUR	5,712,351	Fixed 3.000%	EUR-EURIBOR-	Nov 2055	—	(441,546)	(441,546)
				Reuters
4,252,000	EUR	5,712,351	Fixed 2.980%	EUR-EURIBOR-	Nov 2055	—	(412,706)	(412,706)
				Reuters
5,305,333	EUR	7,142,575	Fixed 2.938%	EUR-EURIBOR-	Nov 2055	—	(439,379)	(439,379)
				Reuters
5,305,334	EUR	7,157,164	Fixed 2.891%	EUR-EURIBOR-	Nov 2055	—	(353,387)	(353,387)
				Reuters
8,403,000	EUR	11,312,966	Fixed 2.986%	EUR-EURIBOR-	Nov 2055	—	(832,707)	(832,707)
				Reuters
8,503,000	EUR	11,423,359	Fixed 2.995%	EUR-EURIBOR-	Nov 2055	—	(868,569)	(868,569)
				Reuters
8,503,000	EUR	11,423,359	Fixed 2.9775%	EUR-EURIBOR-	Nov 2055	—	(818,106)	(818,106)
				Reuters

56	Global Absolute Return Strategies Fund | Semiannual report

						UNAMORTIZED
		USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

5,305,333	EUR	7,140,181	Fixed 2.928%	EUR-EURIBOR-	Nov 2055	—	($420,418)	($420,418)
				Reuters
23,072,692	EUR	30,992,396	Fixed 2.8942%	EUR-EURIBOR-	Nov 2055	—	(1,554,671)	(1,554,671)
				Reuters
24,486,214	EUR	32,891,109	Fixed 2.890%	EUR-EURIBOR-	Nov 2055	—	(1,615,055)	(1,615,055)
				Reuters
31,612,094	EUR	42,579,913	Fixed 2.900%	EUR-EURIBOR-	Nov 2055	—	(2,186,517)	(2,186,517)
				Reuters

10,375,000	GBP	17,200,190	Fixed 3.3625%	GBP-LIBOR-BBA	Jan 2044	—	(292,262)	(292,262)
10,375,000	GBP	17,200,190	Fixed 3.365%	GBP-LIBOR-BBA	Jan 2044	—	(300,880)	(300,880)
22,800,000	GBP	37,923,269	Fixed 3.3638%	GBP-LIBOR-BBA	Jan 2044	—	(648,599)	(648,599)
22,800,000	GBP	37,618,858	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	—	(257,455)	(257,455)
5,187,500	GBP	8,546,410	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	—	(53,891)	(53,891)
22,800,000	GBP	37,563,017	Fixed 3.310%	GBP-LIBOR-BBA	Jan 2044	—	(217,940)	(217,940)
10,375,000	GBP	17,055,449	Fixed 3.283%	GBP-LIBOR-BBA	Jan 2044	—	—	—
5,125,000,000	JPY	50,026,844	Fixed 0.944%	JPY-LIBOR-BBA	Dec 2024	—	93,245	93,245
5,125,000,000	JPY	49,615,180	Fixed 1.030%	JPY-LIBOR-BBA	Dec 2024	—	(311,734)	(311,734)
5,125,000,000	JPY	50,041,498	Fixed 1.010%	JPY-LIBOR-BBA	Dec 2024	—	(202,693)	(202,693)
5,125,000,000	JPY	48,900,339	Fixed 1.0788%	JPY-LIBOR-BBA	Jan 2025	—	(468,895)	(468,895)
2,970,000,000	JPY	28,500,144	Fixed 1.015%	JPY-LIBOR-BBA	Jan 2025	—	(83,853)	(83,853)
66,250,000	USD	66,250,000	Fixed 3.2875%	USD-LIBOR-BBA	Dec 2024	—	(710,664)	(710,664)
66,250,000	USD	66,250,000	Fixed 3.388%	USD-LIBOR-BBA	Dec 2024	—	(1,279,248)	(1,279,248)
66,250,000	USD	66,250,000	Fixed 3.335%	USD-LIBOR-BBA	Dec 2024	—	(937,192)	(937,192)
66,250,000	USD	66,250,000	Fixed 3.543%	USD-LIBOR-BBA	Jan 2025	—	(1,956,608)	(1,956,608)
36,400,000	USD	36,400,000	Fixed 3.3913%	USD-LIBOR-BBA	Jan 2025	—	(550,794)	(550,794)

		$4,996,917,851				($855,328)	$18,428,579	$17,573,251

The following are abbreviations for the tables above:
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2014, the fund used CDS as a Buyer of protection to maintain diversity and liquidity of the fund. During the six months ended January 31, 2014, the fund held credit default swap contracts with total USD notional amounts up to approximately $170.0 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2014 as a Buyer of protection.

Semiannual report | Global Absolute Return Strategies Fund	57

							UNAMORTIZED
					(PAY)/		UPFRONT
				USD	RECEIVED		PAYMENT	UNREALIZED
	REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Exchange Cleared Swaps

	CDx North	50,000,000	USD	$50,000,000	(5.00%)	Jun 2018	($2,833,644)	($1,309,457)	($4,143,101)
	America High
	Yield 20 5Y
	CDx North	120,000,000	USD	120,000,000	(5.00%)	Dec 2018	(7,030,545)	(1,687,986)	(8,718,531)
	America High
	Yield 21 5Y

				$170,000,000			($9,864,189)	($2,997,443)	($12,861,632)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended January 31, 2014 to take a long position in the exposure of the benchmark credit. During the six months ended January 31, 2014, the fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $80.0 million to $170.0 million as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of January 31, 2014 where the fund acted as a Seller of protection.

	IMPLIED
	CREDIT						UNAMORTIZED
	SPREAD AND/				(PAY)/		UPFRONT
	OR CREDIT			USD	RECEIVED		PAYMENT	UNREALIZED
REFERENCE	RATING AT	NOTIONAL		NOTIONAL	FIxED	MATURITY	PAID	APPRECIATION	MARKET
OBLIGATION	1-31-14	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

CDX North	3.06%	50,000,000	USD	$50,000,000	5.00%	Jun 2018	$2,165,709	$1,977,392	$4,143,101
America High
Yield 20 5Y
CDX North	3.45%	120,000,000	USD	120,000,000	5.00%	Dec 2018	5,135,660	3,582,871	8,718,531
America High
Yield 21 5Y

				$170,000,000			$7,301,369	$5,560,263	$12,861,632

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price

58	Global Absolute Return Strategies Fund | Semiannual report

variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the six months ended January 31, 2014, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets. During the six months ended January 31, 2014, the fund held variance swaps with total USD notional amounts ranging from $2.8 million to $6.9 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

								UNAMORTIZED	UNREALIZED
	REFERENCE	CUR-	NOTIONAL	USD NOTIONAL	PAY/RECEIVE		VOLATILITY	UPFRONT PAYMENT	APPRECIATION
COUNTERPARTY	ENTITY	RENCY	AMOUNT	AMOUNT	VARIANCE	MATURITY DATE	STRIKE (%)	PAID (RECEIVED)	(DEPRECIATION)	MARKET VALUE

BNP Paribas	FTSE 100	GBP	16,178	$25,725	Pay	Dec 2014	28.50%	—	$273,697	$273,697
BNP Paribas	FTSE 100	GBP	34,377	54,788	Pay	Dec 2014	28.20%	—	572,333	572,333
BNP Paribas	FTSE 100	GBP	35,000	56,759	Pay	Dec 2014	25.20%	—	466,871	466,871
BNP Paribas	FTSE 100	GBP	44,000	70,436	Pay	Dec 2014	26.90%	—	671,680	671,680
BNP Paribas	China Ent.	HKD	109,541	14,123	Receive	Dec 2014	34.25%	—	(121,887)	(121,887)
	Index
BNP Paribas	China Ent.	HKD	317,178	40,891	Receive	Dec 2014	34.00%	—	(344,804)	(344,804)
	Index
BNP Paribas	China Ent.	HKD	450,000	58,041	Receive	Dec 2014	33.30%	—	(462,314)	(462,314)
	Index
BNP Paribas	China Ent.	HKD	480,000	61,891	Receive	Dec 2014	33.65%	—	(510,743)	(510,743)
	Index
BNP Paribas	FTSE 100	GBP	90,000	143,901	Pay	Dec 2014	25.00%	—	1,175,585	1,175,585
BNP Paribas	China Ent.	HKD	800,000	103,203	Receive	Dec 2014	33.50%	—	(829,083)	(829,083)
	Index
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2014	21.30%	—	1,105,848	1,105,848
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.60%	—	1,378,464	1,378,464
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.40%	—	1,329,090	1,329,090
BNP Paribas	China Ent.	HKD	2,328,300	299,922	Receive	Dec 2014	28.90%	—	(872,225)	(872,225)
	Index
BNP Paribas	Hang Seng	HKD	2,328,900	300,123	Receive	Dec 2014	23.00%	—	(880,336)	(880,336)
	Index
Morgan Stanley	Kospi 2	KRW	290,250,000	249,905	Receive	Dec 2014	23.00%	—	(1,305,020)	(1,305,020)
	Index
BNP Paribas	S&P 500	USD	375,000	375,000	Pay	Dec 2014	20.80%	—	1,272,466	1,272,466
BNP Paribas	Kospi 2	KRW	411,750,000	375,104	Receive	Dec 2014	22.70%	—	(1,704,551)	(1,704,551)
	Index
BNP Paribas	S&P 500	USD	200,000	200,000	Pay	Dec 2014	19.10%	—	255,219	255,219
BNP Paribas	Kospi 2	KRW	212,200,000	200,105	Receive	Dec 2014	21.10%	—	(498,977)	(498,977)
	Index
Morgan Stanley	DJ	EUR	30,000	40,708	Receive	Mar 2014	18.45%	—	(296)	(296)
	EuroStoxx
	50
BNP Paribas	S&P 500	USD	30,000	30,000	Receive	Feb 2014	15.70%	—	(88,545)	(88,545)
Morgan Stanley	FTSE 100	GBP	30,000	49,030	Receive	Mar 2014	15.60%	—	(79,219)	(79,219)
BNP Paribas	S&P /ASx	AUD	30,000	28,303	Receive	Feb 2014	14.30%	—	(64,142)	(64,142)
	200 INDEx
UBS AG London	DJ	EUR	40,000	54,422	Receive	Feb 2014	18.20%	—	23,805	23,805
	EuroStoxx
	50
BNP Paribas	Russell	USD	50,000	50,000	Receive	Feb 2014	20.50%	—	(170,452)	(170,452)
	2000

Semiannual report | Global Absolute Return Strategies Fund	59

								UNAMORTIZED	UNREALIZED
	REFERENCE	CUR-	NOTIONAL	USD NOTIONAL	PAY/RECEIVE		VOLATILITY	UPFRONT PAYMENT	APPRECIATION
COUNTERPARTY	ENTITY	RENCY	AMOUNT	AMOUNT	VARIANCE	MATURITY DATE	STRIKE (%)	PAID (RECEIVED)	(DEPRECIATION)	MARKET VALUE

Goldman Sachs	Russell	USD	50,000	$50,000	Receive	Feb 2014	19.65%	—	($134,410)	($134,410)
	2000
Morgan Stanley	FTSE 100	GBP	40,000	64,458	Receive	Feb 2014	14.90%	—	(188,351)	(188,351)
Credit Suisse	S&P 500	USD	60,000	60,000	Receive	Mar 2014	15.40%	—	(65,541)	(65,541)
BNP Paribas	S&P 500	USD	75,000	75,000	Receive	Mar 2014	16.00%	—	(72,989)	(72,989)
UBS AG London	S&P 500	USD	75,000	75,000	Receive	Mar 2014	15.70%	—	(77,941)	(77,941)
Barclays Bank	FTSE 100	GBP	90,000	144,108	Receive	Feb 2014	15.70%	—	(526,266)	(526,266)
BNP Paribas	FTSE 100	GBP	120,000	192,145	Pay	Dec 2014	18.10%	—	132,682	132,682
UBS AG London	DJ	EUR	130,000	176,143	Receive	Mar 2014	18.95%	—	(121,108)	(121,108)
	EuroStoxx
	50
UBS AG London	S&P 500	USD	120,000	120,000	Receive	Mar 2014	15.85%	—	(116,870)	(116,870)
Barclays Bank	FTSE 100	GBP	120,000	196,440	Receive	Mar 2014	15.35%	—	(173,491)	(173,491)
Barclays Bank	DJ	EUR	150,000	204,848	Receive	Mar 2014	18.60%	—	33,529	33,529
	EuroStoxx
	50
UBS AG London	S&P 500	USD	250,000	250,000	Receive	Mar 2014	15.40%	—	(88,673)	(88,673)
Barclays Bank	S&P 500	USD	340,000	340,000	Receive	Feb 2014	16.00%	—	(1,100,073)	(1,100,073)
BNP Paribas	Hang Seng	HKD	1,495,200	192,884	Receive	Dec 2014	22.45%	—	(275,740)	(275,740)
	Index
UBS AG London	DJ	EUR	16,000	21,768	Receive	Apr 2014	18.10%	—	47,267	47,267
	EuroStoxx
	50
Morgan Stanley	FTSE 100	GBP	40,000	65,806	Receive	Apr 2014	15.00%	—	74,622	74,622
Morgan Stanley	FTSE 100	GBP	41,000	67,539	Receive	May 2014	15.20%	—	158,593	158,593
BNP Paribas	DJ	EUR	60,000	81,717	Receive	Apr 2014	18.60%	—	143,292	143,292
	EuroStoxx
	50
Morgan Stanley	FTSE 100	GBP	50,000	82,420	Receive	Apr 2014	14.85%	—	119,990	119,990
BNP Paribas	Russell	USD	75,000	75,000	Receive	May 2014	19.70%	—	258,702	258,702
	2000
Goldman Sachs	Russell	USD	80,000	80,000	Receive	Apr 2017	19.90%	—	232,020	232,020
	2000
BNP Paribas	FTSE 100	GBP	88,000	145,037	Receive	Apr 2014	15.30%	—	132,002	132,002
UBS AG London	FTSE 100	GBP	90,000	147,614	Receive	Apr 2014	15.40%	—	77,434	77,434
BNP Paribas	Russell	USD	130,000	130,000	Receive	Apr 2014	19.70%	—	335,930	335,930
	2000
UBS AG London	S&P 500	USD	107,000	107,000	Receive	Apr 2014	14.55%	—	283,141	283,141
				$6,877,307				—	($319,785)	($319,785)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

60	Global Absolute Return Strategies Fund | Semiannual report

During the six months ended January 31, 2014, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. During the six months ended January 31, 2014, the fund held inflation swaps with total USD notional amounts up to approximately $113.7 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

							UNAMORTIZED
			USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
COUNTER-	NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

BNP Paribas	6,800,000	GBP	$11,178,511	UK-RPI	Fixed 3.636%	Jan 2044	—	—	—
BNP Paribas	15,000,000	GBP	24,949,519	UK-RPI	Fixed 3.671%	Jan 2044	—	$242,398	$242,398
BNP Paribas	15,000,000	GBP	24,749,249	UK-RPI	Fixed 3.641%	Jan 2044	—	(2,441)	(2,441)
Morgan	6,800,000	GBP	11,273,378	UK-RPI	Fixed 3.665%	Jan 2044	—	87,625	87,625
Stanley
Morgan	6,800,000	GBP	11,273,378	UK-RPI	Fixed 3.670%	Jan 2044	—	106,273	106,273
Stanley
Morgan	15,000,000	GBP	24,712,511	UK-RPI	Fixed 3.640%	Jan 2044	—	(10,569)	(10,569)
Stanley
Royal Bank	3,400,000	GBP	5,601,502	UK-RPI	Fixed 3.6275%	Jan 2044	—	(25,382)	(25,382)
of Scotland
			$113,738,048				—	$397,904	$397,904

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at January 31, 2014 by risk category:

		FINANCIAL
	STATEMENT OF ASSETS	INSTRUMENTS	ASSET DERIVATIVES	LIABILITY DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Investments, at value*	Purchased options	$5,881,807	—

Interest rate contracts	Swap contracts, at value	Interest rate swaps^	43,977,586	($26,404,335)

Interest rate contracts	Swap contracts, at value	Inflation swaps^	436,296	(38,392)

Foreign exchange	Investments, at value*	Purchased options	5,894,376	—
contracts

Foreign exchange	Written options, at value	Written options	—	(12,331,623)
contracts

Foreign exchange	Receivable/payable for	Forward foreign	64,153,611	(10,981,994)
contracts	forward foreign currency	currency contracts
	exchange contracts

Equity contracts	Investments, at value*	Purchased options	32,404,084	—

Equity contracts	Written options, at value	Written options	—	(3,875,622)

Equity contracts	Receivable/payable	Futures†	22,037,055	(17,993,046)
	for futures

Equity contracts	Swap contracts, at value	Variance swaps^	10,554,262	(10,874,047)

Credit contracts	Swap contracts, at value	Credit default swaps^	12,861,632	(12,861,632)

*Purchased options are included in the Fund’s investment.

† Reflects cumulative appreciation/depreciation on futures as disclosed above. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

Semiannual report | Global Absolute Return Strategies Fund	61

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects the fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC FINANCIAL INSTRUMENTS	ASSET	LIABILITY

Foreign forward currency contracts	$64,153,611	($10,981,994)
Purchased options	21,561,045	—
Written options	—	(15,508,082)
Inflation swaps	436,296	(38,392)
Variance swaps	10,554,262	(10,874,047)

Totals	$96,705,214	($37,402,515)

	TOTAL MARKET VALUE	COLLATERAL RECEIVED	COLLATERAL PLEDGED
COUNTERPARTY	OF OTC DERIVATIVES	BY FUND	BY FUND	NET EXPOSURE

Barclays Bank PLC	$989,034	$5,267,922	—	($4,278,888)
BNP Paribas SA	25,715,752	20,951,597	—	4,764,155
Credit Suisse	(65,541)	—	—	(65,541)
Deutsche Bank	28	—	—	28
AG London
Goldman Sachs	11,903,269	2,588,748	—	9,314,521
International
Morgan Stanley & Co.	9,588,652	10,120,000	—	(531,348)
Royal Bank of	6,255,454	5,960,000	—	295,454
Scotland PLC
UBS AG London	4,916,051	—	$338,985	5,255,036

Totals	$59,302,699	$44,888,267	$338,985	$14,753,417

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

	STATEMENT OF	INVESTMENTS				FOREIGN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	SWAP	CURRENCY
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized	—	—	$897,477	($1,033,445)	—	($135,968)
contracts	gain (loss)

Foreign exchange	Net realized	($25,991,682)	$9,950,549	—	—	($8,873,060)	(24,914,193)
contracts	gain (loss)

Equity contracts	Net realized	15,344,995	(1,313,386)	(32,426,596)	(8,719,795)	—	(27,114,782)
	gain (loss)

Credit contracts	Net realized	—	—	—	4,055,556	—	4,055,556
	gain (loss)

Total		($10,646,687)	$8,637,163	($31,529,119)	($5,697,684)	($8,873,060)	($48,109,387)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on this Statement of operations.

62	Global Absolute Return Strategies Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2014:

						TRANSLATION
						OF ASSETS
	STATEMENT OF	INVESTMENTS				AND LIABILITIES
	OPERATIONS	(PURCHASED	FUTURES	WRITTEN	SWAP	IN FOREIGN
RISK	LOCATION	OPTIONS)	CONTRACTS	OPTIONS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in	$26,857	$1,165,160	—	$24,143,561	—	$25,335,578
contracts	unrealized
	appreciation
	(depreciation)

Foreign exchange	Change in	(560,618)	—	$21,191,026	—	$43,896,611	$64,527,019
contracts	unrealized
	appreciation
	(depreciation)

Equity contracts	Change in	(2,951,525)	33,721,483	717,744	(2,142,579)	—	$29,345,123
	unrealized
	appreciation
	(depreciation)

Credit contracts	Change in	—	—	—	(46,420)	—	($46,420)
	unrealized
	appreciation
	(depreciation)

Total		($3,485,286)	$34,886,643	$21,908,770	$21,954,562	$43,896,611	$119,161,300

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on this Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.30% of the first $200,000,000 of the fund’s average daily net assets; (b) 1.25% of the next $300,000,000 of the fund’s average daily net assets; (c) 1.20% of the next $2,500,000,000 of the fund’s average daily net assets provided that if aggregate net assets exceed $500 million, but are less than or equal to $3.0 billion, the 1.20% rate applies retroactively to all assets; and (d) 1.15% of the fund’s average daily net assets in excess of $3.0 billion. If the aggregate net assets of the fund exceed $3.0 billion, the daily management fee paid to the Advisor is equivalent, on an annualized

Semiannual report | Global Absolute Return Strategies Fund	63

basis, to the sum of: (a) 1.20% of the first $3.0 billion of the fund’s average daily net assets; and (b) 1.15% of the fund’s average daily net assets in excess of $3.0 billion.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 2.00% and 1.50% for Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The fee waivers and/or reimbursements will continue in effect until November 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive a portion of its management fee and/or reimburse the fund, in order to limit the fund’s expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, acquired fund fees, short dividend expense, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage fees, to 0.20% of the fund’s average daily net asset value, on an annual basis. This voluntary arrangement may be amended or terminated at any time by the Advisor upon notice to the fund.

Effective January 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expense of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until November 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

For the six months ended January 31, 2014, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

A	$36,937
C	5,028
I	60,092
R2	6,840
R6	4,143
NAV	20,513

TOTAL	$133,553

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2014 were equivalent to a net annual effective rate of 1.18% of the fund’s average daily net assets.

64	Global Absolute Return Strategies Fund | Semiannual report

Expense recapture. The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2014, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JANUARY 1, 2017	JANUARY 31, 2014*

—	$6,712	$21,180	$6,799	$7,974

*Amount recovered during the period ended January 31, 2014 is for Class R6.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30%, 1.00% and 0.25% for Class A, Class C and Class R2 shares, respectively, for distribution and service fees, expressed as an annual percentage of average daily net assets for each class of the fund’s shares. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to 0.25% of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $511,097 for the six months ended January 31, 2014. Of this amount, $84,088 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $424,781 was paid as sales commissions to broker-dealers and $2,228 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, CDSCs received by the Distributor amounted to $2,012 and $2,252 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more

Semiannual report | Global Absolute Return Strategies Fund	65

John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$1,893,541	$877,633	$29,585	$49,355

C	856,758	118,989	8,339	2,835

I	—	1,201,868	23,780	43,455

R2	2,911	159	8,436	468

R6	—	5,444	8,527	1,507

TOTAL	$2,753,210	$2,204,093	$78,667	$97,620

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014 and for the year ended July 31, 2013 were as follows:

	Six months ended 1-31-14			Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	35,407,838	$388,207,131	101,961,758	$1,107,245,332
Distributions reinvested	1,305,500	14,386,611	384,649	4,096,508
Repurchased	(22,461,972)	(246,356,540)	(11,802,459)	(128,308,378)

Net increase	14,251,366	$156,237,202	90,543,948	$983,033,462

Class C shares[1]

Sold	5,035,163	$54,907,250	14,028,318	$152,472,412
Distributions reinvested	64,825	715,016	18,002	191,898
Repurchased	(1,246,357)	(13,601,488)	(559,428)	(6,111,479)

Net increase	3,853,631	$42,020,778	13,486,892	$146,552,831

Class I shares

Sold	97,466,594	$1,073,235,046	164,457,240	$1,788,855,952
Distributions reinvested	2,658,482	29,323,051	716,332	7,636,093
Repurchased	(34,118,738)	(374,615,780)	(20,868,596)	(226,995,052)

Net increase	66,006,338	$727,942,317	144,304,976	$1,569,496,993

66	Global Absolute Return Strategies Fund | Semiannual report

	Six months ended 1-31-14			Year ended 7-31-13
	Shares	Amount	Shares	Amount
Class R2 shares

Sold	65,432	$718,888	98,096	$1,080,410
Distributions reinvested	960	10,592	15	157
Repurchased	(18,054)	(197,957)	(792)	(8,621)

Net increase	48,338	$531,523	97,319	$1,071,946

Class R6 shares

Sold	1,472,602	$16,163,630	3,674,241	$39,896,756
Distributions reinvested	70,514	777,061	4,219	44,937
Repurchased	(156,548)	(1,714,586)	(76,606)	(828,222)

Net increase	1,386,568	$15,226,105	3,601,854	$39,113,471

Class NAV shares

Sold	3,239,640	$35,518,950	15,941,681	$172,518,005
Distributions reinvested	997,279	10,990,010	708,702	7,547,678
Repurchased	(888,597)	(9,759,640)	(1,550,325)	(16,925,748)

Net increase	3,348,322	$36,749,320	15,100,058	$163,139,935

Total net increase	88,894,563	$978,707,245	267,135,047	$2,902,408,638

1 The inception date for Class C shares is 8-1-12.

Affiliates of the fund owned 6% and 100% of shares of beneficial interest of Class R2 and Class NAV, respectively, on January 31, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities amounted to $2,896,753,060 and $2,009,080,860, respectively, for the six months ended January 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2014, funds within the John Hancock funds complex held 14.9% of the fund.

Semiannual report | Global Absolute Return Strategies Fund	67

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Standard Life Investments (Corporate Funds)
Peter S. Burgess*	Limited
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

68	Global Absolute Return Strategies Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	395SA 1/14
MF174955	3/14

John Hancock
INVESTMENTS

John Hancock
International Growth Equity Fund

Semiannual Report
1.31.14

A look at performance

Total returns for the period ended January 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception [1]	6-months	1-year	5-year	10-year	Since inception [1]

Class A2	1.42	16.19	—	2.19	–0.92	1.42	111.76	—	16.39

Class I2,3	7.02	18.74	—	4.20	4.52	7.02	136.08	—	33.38

Index†	10.86	13.68	—	2.34	5.80	10.86	89.89	—	17.62

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 1-31-15 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.35	1.10
Gross (%)	1.91	1.53

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI World ex-USA Growth Index.

See the following page for footnotes.

6	International Growth Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1

Class I3	1-31-07	$13,338	$13,338	$11,762

MSCI World ex-USA Growth Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average growth characteristics.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 1-31-07.

2 The fund is the successor to the Turner International Growth Fund (the predecessor fund). The predecessor fund’s Investor class shares commenced operations on 10-31-08. Periods prior to 10-31-08 represent the performance of the predecessor fund’s Institutional class shares, which commenced operations on 1-31-07. Class A shares were first offered on 1-14-13. Performance prior to this date is that of the predecessor fund’s Institutional class shares, recalculated to reflect the gross fees and expenses of Class A shares. The performance history of the Institutional class shares of the predecessor fund was designated as that of John Hancock International Growth Equity Fund Class I shares, which were first offered on 1-14-13.

3 For certain types of investors as described in the fund’s prospectuses.

Semiannual report | International Growth Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,043.10	$6.95

Class I	1,000.00	1,045.20	5.67

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2013, with the same investment held until January 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 8-1-13	on 1-31-14	period ended 1-31-14[1]

Class A	$1,000.00	$1,018.10	$6.76

Class I	1,000.00	1,019.70	5.10

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.35% and 1.10% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Growth Equity Fund	9

Portfolio summary

Top 10 Holdings (24.6% of Net Assets on 1-31-14)[1,2]

Roche Holding AG	3.9%	Suncor Energy, Inc.	1.9%

Toyota Motor Corp.	3.2%	Canadian Pacific Railway, Ltd.	1.9%

Nestle SA	3.2%	GEA Group AG	1.9%

WisdomTree Japan Hedged Equity Fund	3.0%	Anheuser-Busch InBev NV	1.8%

Valeant Pharmaceuticals		Bayer AG	1.8%
International, Inc.	2.0%

Sector Composition[1,3]

Financials	20.9%	Materials	7.1%

Consumer Staples	16.1%	Information Technology	6.9%

Industrials	14.8%	Energy	5.0%

Health Care	12.4%	Telecommunication Services	3.4%

Consumer Discretionary	11.3%	Short-Term Investments & Other	2.1%

Top 10 Countries[1,2,3]

Japan	15.1%	Germany	6.1%

United Kingdom	14.1%	United States	5.7%

Switzerland	11.7%	Australia	4.5%

Canada	8.8%	Sweden	4.1%

France	7.4%	Spain	3.0%

1 As a percentage of net assets on 1-31-14.

2 Cash and cash equivalents not included.

3 Foreign investing has additional risks, such as currency and market volatility, and political and social instability. Growth stocks may be more susceptible to earnings disappointments. Currency transactions are affected by fluctuations in exchange rates, and frequent trading may increase fund transaction costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	International Growth Equity Fund | Semiannual report

Fund’s investments

As of 1-31-14 (unaudited)

	Shares	Value
Common Stocks 93.0%		$27,837,577

(Cost $24,331,946)

Australia 4.5%		1,335,030
BHP Billiton, Ltd.	14,560	464,978

Commonwealth Bank of Australia	6,480	420,723

CSL, Ltd.	7,300	449,329

Belgium 1.8%		549,179
Anheuser-Busch InBev NV	5,730	549,179

Canada 8.8%		2,631,435
Canadian Pacific Railway, Ltd.	3,780	573,033

Enbridge, Inc. (L)	10,970	460,568

Franco-Nevada Corp.	3,760	182,172

Intact Financial Corp.	7,340	446,826

Methanex Corp.	6,460	386,353

Suncor Energy, Inc.	17,730	582,483

China 1.7%		499,803
Baidu, Inc., ADR (I)	1,710	267,615

Qunar Cayman Islands, Ltd. (I)(L)	8,920	232,188

Denmark 1.0%		306,352
GN Store Nord A/S	12,900	306,352

France 7.4%		2,209,315
AtoS	5,420	473,985

Dassault Systemes SA	3,240	384,241

L’Oreal SA	2,569	421,764

Schneider Electric SA	5,660	456,026

Societe Generale SA	8,377	473,299

Germany 4.9%		1,460,781
Bayer AG	4,113	541,294

GEA Group AG	11,860	554,780

Linde AG	1,930	364,707

Hong Kong 2.5%		761,159
AIA Group, Ltd.	99,339	459,189

CIMC Enric Holdings, Ltd.	187,921	301,970

Ireland 1.5%		454,648
Shire PLC	9,110	454,648

See notes to financial statements	Semiannual report | International Growth Equity Fund	11

	Shares	Value
Japan 15.1%		$4,533,409
FANUC Corp.	2,560	414,872

Honda Motor Company, Ltd.	11,920	446,799

IHI Corp.	110,980	503,249

Mitsui Fudosan Company, Ltd.	14,710	464,532

Murata Manufacturing Company, Ltd.	5,380	499,551

Nomura Holdings, Inc.	61,280	425,773

Seven & I Holdings Company, Ltd.	7,570	298,402

Softbank Corp.	7,010	507,502

Toyota Motor Corp.	17,000	972,729

Macau 0.5%		147,606
Wynn Macau, Ltd.	34,806	147,606

Mexico 2.1%		642,751
Cemex SAB de CV (I)	288,330	356,370

Grupo Lala SAB de CV	134,388	286,381

Panama 0.8%		226,111
Copa Holdings SA, Class A	1,730	226,111

Philippines 1.8%		528,686
Metropolitan Bank & Trust Company	135,156	225,756

Universal Robina Corp.	116,380	302,930

Russia 0.7%		194,648
Magnit OJSC, GDR	3,690	194,648

Singapore 1.5%		454,058
Avago Technologies, Ltd.	8,310	454,058

South Africa 0.8%		240,733
Naspers, Ltd.	2,340	240,733

Spain 3.0%		900,246
Banco Santander SA	51,685	444,656

Inditex SA	3,059	455,590

Sweden 4.1%		1,231,049
Assa Abloy AB, Series B	10,420	518,808

Svenska Cellulosa AB, B Shares	10,240	291,178

Swedbank AB, Class A	16,136	421,063

Switzerland 11.7%		3,504,466
Cie Financiere Richemont SA	4,970	459,750

Nestle SA	13,331	966,115

Roche Holding AG	4,230	1,160,566

UBS AG (I)	23,420	464,519

Wolseley PLC	8,427	453,516

United Arab Emirates 0.7%		217,630
Al Noor Hospitals Group PLC (I)	15,740	217,630

United Kingdom 14.1%		4,221,738
BG Group PLC	27,220	457,512

British American Tobacco PLC	8,680	414,190

BT Group PLC	80,030	503,955

Countrywide PLC	37,658	353,558

12	International Growth Equity Fund | Semiannual report	See notes to financial statements

United Kingdom (continued)
Diageo PLC		14,780	$438,318

InterContinental Hotels Group PLC		13,672	442,006

Lloyds Banking Group PLC (I)		368,218	502,154

Rexam PLC		47,270	382,478

Rolls-Royce Holdings PLC (I)		21,858	425,725

SABMiller PLC (I)		6,718	301,842

United States 2.0%			586,744
Valeant Pharmaceuticals International, Inc. (I)		4,324	586,744

Preferred Securities 1.2%			$369,120

(Cost $387,775)

Germany 1.2%			369,120
Henkel AG & Company KGaA, 0.800%		3,410	369,120

Exchange-Traded Funds 3.7%			$1,111,163

(Cost $1,184,475)

Ishares MSCI India ETF		9,710	226,971

WisdomTree Japan Hedged Equity Fund		18,970	884,192

Rights 0.0%			$9,496

(Cost $9,764)

Spain 0.0%			9,496

Banco Santander SA (I)		47,254	9,496

	Yield (%)	Shares	Value
Securities Lending Collateral 1.5%			$436,501

(Cost $436,506)

John Hancock Collateral Investment Trust, (W)	0.1428 (Y)	43,622	436,501

Short-Term Investments 1.3%			$370,341

(Cost $370,341)

Money Market Funds 1.3%			370,341
State Street Institutional Treasury Plus Money
Market Fund	0.0000 (Y)	370,341	370,341

Total investments (Cost $26,720,807)† 100.7%			$30,134,198

Other assets and liabilities, net (0.7%)			($196,845)

Total net assets 100.0%			$29,937,353

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | International Growth Equity Fund	13

Notes to Fund’s investments

ADR American Depositary Receipt

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $27,188,133. Net unrealized appreciation aggregated $2,946,065, of which $3,355,595 related to appreciated investment securities and $409,530 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-14:

Financials	20.9%
Consumer Staples	16.1%
Industrials	14.8%
Health Care	12.4%
Consumer Discretionary	11.3%
Materials	7.1%
Information Technology	6.9%
Energy	5.0%
Telecommunication Services	3.4%
Short-Term Investments & Other	2.1%

Total	100.0%

14	International Growth Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $26,284,301) including
$419,978 of securities loaned	$29,697,697
Investments in affiliated issuers, at value (Cost $436,506)	$436,501

Total investments, at value (Cost $26,720,807)	30,134,198
Foreign currency, at value (Cost $1,707)	1,703
Receivable for investments sold	536,638
Receivable for fund shares sold	2,858
Dividends and interest receivable	46,328
Receivable for securities lending income	986
Receivable due from advisor	703
Other receivables and prepaid expenses	29,946

Total assets	30,753,360

Liabilities

Payable for investments purchased	276,377
Payable for fund shares repurchased	59,896
Payable upon return of securities loaned	436,558
Payable to affiliates
Accounting and legal services fees	1,223
Transfer agent fees	7,413
Trustees’ fees	3
Other liabilities and accrued expenses	34,537

Total liabilities	816,007

Net assets	$29,937,353

Net assets consist of

Paid-in capital	$25,884,665
Accumulated distributions in excess of net investment income	(86,034)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	724,942
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	3,413,780

Net assets	$29,937,353

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($4,508,795 ÷ 375,976 shares)[1]	$11.99
Class I ($25,428,558 ÷ 2,109,346 shares)	$12.06

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.62

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Growth Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-14 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$286,247
Securities lending	3,552
Less foreign taxes withheld	(10,750)

Total investment income	279,049

Expenses

Investment management fees	143,801
Distribution and service fees	6,347
Accounting and legal services fees	2,199
Transfer agent fees	20,224
Trustees’ fees	172
State registration fees	2,425
Printing and postage	1,807
Professional fees	20,638
Custodian fees	18,102
Registration and filing fees	8,537
Other	2,759

Total expenses	227,011
Less expense reductions	(35,627)

Net expenses	191,384

Net investment income	87,665

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,882,770
Investments in affiliated issuers	(7)
Capital gain distributions received from unaffiliated underlying funds	8,566
Foreign currency transactions	(10,229)
1,881,100
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(322,621)
Investments in affiliated issuers	(18)
Translation of assets and liabilities in foreign currencies	(1,530)
(324,169)
Net realized and unrealized gain	1,556,931

Increase in net assets from operations	$1,644,596

16	International Growth Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Period	Year
	1-31-14	ended	ended
	(Unaudited)	7-31-13[1]	9-30-12[2]

Increase (decrease) in net assets

From operations
Net investment income	$87,665	$400,229	$162,480
Net realized gain (loss)	1,881,100	1,975,398	(1,452,847)
Change in net unrealized appreciation (depreciation)	(324,169)	1,182,563	3,859,223

Increase in net assets resulting from operations	1,644,596	3,558,190	2,568,856

Distributions to shareholders
From net investment income
Class A	(48,523)	(38,207)	—
Class I	(386,495)	(231,228)	—
From net realized gain
Class A	(125,641)	—	—
Class I	(822,384)	—	—

Total distributions	(1,383,043)	(269,435)	—

From fund share transactions	(2,422,726)	(766,765)	16,083,620

Total increase (decrease)	(2,161,173)	2,521,990	18,652,476

Net assets

Beginning of period	32,098,526	29,576,536	10,924,060

End of period	$29,937,353	$32,098,526	$29,576,536

Undistributed (accumulated distributions in
excess of) net investment income	($86,034)	$261,319	$123,142

1 For the ten-month period ended 7-31-13. The fund changed its fiscal year end from September 30 to July 31.
2 Audited by previous independent registered public accounting firm.

See notes to financial statements	Semiannual report | International Growth Equity Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-14[1]	7-31-13[2,3]	9-30-12[4]	9-30-11[4]	9-30-10[4]	9-30-09[4,5]

Per share operating performance

Net asset value, beginning of period	$11.94	$10.79	$9.17	$9.39	$8.24	$6.27
Net investment income[6]	0.02	0.12	0.08	0.05	0.05	0.07
Net realized and unrealized gain (loss)
on investments	0.51	1.10	1.54	(0.20)	1.23	2.01
Total from investment operations	0.53	1.22	1.62	(0.15)	1.28	2.08
Less distributions
From net investment income	(0.13)	(0.07)	—	(0.07)	(0.13)	(0.11)
From net realized gain	(0.35)	—	—	—	—	—
Total distributions	(0.48)	(0.07)	—	(0.07)	(0.13)	(0.11)
Net asset value, end of period	$11.99	$11.94	$10.79	$9.17	$9.39	$8.24
Total return (%)[7,8]	4.31[9]	11.37[9]	17.67	(1.67)	15.61	33.95

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4	$6	$5	—[10]	—[10]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[11]	1.91[11]	2.15	2.46	4.15	5.59[11]
Expenses net of fee waivers and credits	1.35[11]	1.35[11]	1.35	1.35[11]	1.35	1.29[11]
Net investment income	0.26[11]	1.27[11]	0.78	0.44	0.61	1.14[11]
Portfolio turnover (%)	67	132	138	210	120	139

1 Six months ended 1-31-14. Unaudited.
2 For the ten-month period ended 7-31-13. The fund changed its fiscal year end from September 30 to July 31.
3 After the close of business on 1-11-13, holders of Investor Class shares of the former Turner International Growth
Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John
Hancock International Growth Equity Fund. These shares were first offered on 1-14-13. Additionally, the accounting and performance history of the Investor Class shares of the Predecessor Fund was redesignated as that of John
Hancock International Growth Equity Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Commenced operations on 10-31-08. All ratios for the period have been annualized.
6 Based on the average daily shares outstanding.
7 Does not reflect the effect of sales charges, if any.
8 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9 Not annualized.
10 Less than $500,000.
11 Annualized.

18	International Growth Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	1-31-14[1]	7-31-13[2,3]	9-30-12[4]	9-30-11[4]	9-30-10[4]	9-30-09[4]	9-30-08[4]

Per share operating performance

Net asset value, beginning
of period	$12.01	$10.86	$9.21	$9.41	$8.24	$8.34	$12.21
Net investment income[5]	0.04	0.15	0.11	0.08	0.04	0.08	0.12
Net realized and unrealized gain
(loss) on investments	0.52	1.10	1.54	(0.19)	1.26	(0.01)	(3.87)
Total from investment operations	0.56	1.25	1.65	(0.11)	1.30	0.01	(3.75)
Less distributions
From net investment income	(0.16)	(0.10)	—	(0.09)	(0.13)	(0.11)	(0.02)
From net realized gain	(0.35)	—	—	—	—	—	(0.10)
Total distributions	(0.51)	(0.10)	—	(0.09)	(0.13)	(0.11)	(0.12)
Net asset value, end of period	$12.06	$12.01	$10.86	$9.21	$9.41	$8.24	$8.34
Total return (%)[6]	4.52[7]	11.60[7]	17.92	(1.32)	15.88	0.71	(31.04)

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$28	$23	$6	$5	$4	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.29[8]	1.53[8]	1.90	2.41	3.93	5.24	3.05
Expenses net of fee waivers
and credits	1.10[8]	1.10[8]	1.10	1.10	1.10	1.10	1.10[9]
Net investment income	0.55[8]	1.54[8]	1.03	0.70	0.51	1.31	1.10
Portfolio turnover (%)	67	132	138	210	120	139	245

1 Six months ended 1-31-14. Unaudited.
2 For the ten-month period ended 7-31-13. The fund changed its fiscal year end from September 30 to July 31.
3 After the close of business on 1-11-13, holders of Institutional Class shares of the former Turner International
Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock International Growth Equity Fund. These shares were first offered on 1-14-13. Additionally, the accounting and performance history of the Institutional Class shares of the Predecessor Fund was redesignated as that of John Hancock International Growth Equity Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.11%.

See notes to financial statements	Semiannual report | International Growth Equity Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Growth Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. During the period ended July 31, 2013, the fund changed its fiscal year end from September 30, to July 31.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The fund is the accounting and performance successor of the Turner International Growth Fund (the Predecessor Fund). At the close of business on January 11, 2013, the fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs,

20	International Growth Equity Fund | Semiannual report

these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$1,335,030	—	$1,335,030	—
Belgium	549,179	—	549,179	—
Canada	2,631,435	$2,631,435	—	—
China	499,803	499,803	—	—
Denmark	306,352	—	306,352	—
France	2,209,315	—	2,209,315	—
Germany	1,460,781	—	1,460,781	—
Hong Kong	761,159	—	761,159	—
Ireland	454,648	—	454,648	—
Japan	4,533,409	—	4,533,409	—
Macau	147,606	—	147,606	—
Mexico	642,751	642,751	—	—
Panama	226,111	226,111	—	—
Philippines	528,686	—	528,686	—
Russia	194,648	—	194,648	—
Singapore	454,058	454,058	—	—
South Africa	240,733	—	240,733	—
Spain	900,246	—	900,246	—
Sweden	1,231,049	—	1,231,049	—
Switzerland	3,504,466	—	3,504,466	—
United Arab Emirates	217,630	—	217,630	—
United Kingdom	4,221,738	—	4,221,738	—
United States	586,744	586,744	—	—
Preferred Securities	369,120	—	369,120	—
Investment Companies	1,111,163	1,111,163	—	—
Rights	9,496	9,496	—	—

Semiannual report | International Growth Equity Fund	21

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Securities Lending
Collateral	$436,501	$436,501	—	—
Short-Term Investments	370,341	370,341	—	—

Total Investments
in Securities	$30,134,198	$6,968,403	$23,165,795	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

22	International Growth Equity Fund | Semiannual report

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2014 were $188. For the six months ended January 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

,
Semiannual report | International Growth Equity Fund	23

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $750,000,000 of the fund’s average daily net assets; (b) 0.800% of the next $500,000,000 of the fund’s average daily net assets; and (c) 0.750% of the fund’s average daily net assets in excess over $1,250,000,000. The Advisor has a subadvisory agreement with Turner Investments, L.P. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35% and 1.10%, for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense and acquired fund fees and expenses, short dividend expense, litigation and indemnification expenses, and other extraordinary

24	International Growth Equity Fund | Semiannual report

expenses not incurred in the ordinary course of the fund’s business. The current expense limitation agreement expires on January 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, blue sky fees, printing and postage expenses, acquired fund fees and short dividend expense. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $7,188 and $28,439 for Class A and Class I shares, respectively, for the six months ended January 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2014 were equivalent to a net annual effective rate of 0.64% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets for Class A shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,471 for the six months ended January 31, 2014. Of this amount, $4,104 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,218 was paid as sales commissions to broker-dealers and $149 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2014, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to

Semiannual report | International Growth Equity Fund	25

Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Shares Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2014.

	DISTRIBUTION AND	TRANSFER	PRINTING AND	STATE
CLASS	SERVICE FEES	AGENT FEES	POSTAGE	REGISTRATION FEES

A	$6,347	$2,937	$656	$1,213
I	—	17,287	1,151	1,212
Total	$6,347	$20,224	$1,807	$2,425

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended January 31, 2014, for the ten months ended July 31, 2013 and the year ended September 30, 2012 were as follows:

	Six months ended 1-31-14		Ten months ended 7-31-13[1]		Year ended 9-30-12
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	124,619	$1,568,741	87,066	$976,815	648,843	$6,899,468
Distributions
reinvested	13,944	174,164	3,427	38,005	—	—
Repurchased	(87,716)	(1,098,772)	(337,170)	(3,871,397)	(612,673)	(6,345,955)

Net increase
(decrease)	50,847	$644,133	(246,677)	($2,856,577)	36,170	$553,513

Class I shares

Sold	29,448	$373,068	233,362	$2,557,858	1,509,128	$15,611,150
Distributions
reinvested	94,096	1,181,847	20,275	225,863	—	—
Repurchased	(363,989)	(4,621,774)	(58,226)	(693,909)	(7,869)	(81,043)

Net increase
(decrease)	(240,445)	($3,066,859)	195,411	$2,089,812	1,501,259	$15,530,107

Total increase
(decrease)	(189,598)	($2,422,726)	(51,266)	($766,765)	1,537,429	$16,083,620

1 For the ten-month period ended 7-31-13. The fund changed its fiscal year end from September 30 to July 31.

26	International Growth Equity Fund | Semiannual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $21,743,728 and $25,555,709, respectively, for the six months ended January 31, 2014.

Note 7 — Reorganization

At the close of business on January 11, 2013, the fund acquired all assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the fund. The fund had no assets liabilities or operations prior to the reorganization.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Predecessor Fund in exchange for a representative amount of shares of the fund; (b) the liquidation of the Predecessor Fund; and (c) the distribution to the Predecessor Fund’s shareholders of the fund’s shares. The reorganization was intended to allow the fund to be better positioned to increase asset size and achieve additional economies of scale by increasing sales and spreading fixed expenses over a larger asset base. As a result of the reorganization, the fund is the legal survivor, and the accounting and performance successor to the Predecessor Fund. Investor Class and Institutional Class shares of the Predecessor Fund been redesignated as that of Class A and Class I shares, respectively, of the fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Predecessor Fund or their shareholders. Thus, the investments were transferred to the fund at the Predecessor Fund’s identified cost. In addition, the expenses of the reorganization were borne by the investment advisors of both the Predecessor Fund and the fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on January 11, 2013. The following outlines the reorganization:

	ACQUIRED NET ASSET	APPRECIATION OF
	VALUE OF THE	PREDECESSOR FUND'S	SHARES ISSUED	TOTAL NET ASSETS
PREDECESSOR FUND	PREDECESSOR FUND	INVESTMENTS	BY THE FUND	AFTER COMBINATION

Turner International	$33,298,902	$4,223,198	2,903,133	$33,298,902
Growth Fund

Semiannual report | International Growth Equity Fund	27

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Turner Investments, L.P.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

28	International Growth Equity Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Growth Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	420SA 1/14
MF174960	3/14

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott
Andrew G. Arnott
President
Date: March 24, 2014

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 24, 2014